As filed with the Securities and Exchange Commission on March 1, 2006
                                              Securities Act File No. 033-43628
                                       Investment Company Act File No. 811-6465


--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

             Pre-Effective Amendment No.


             Post-Effective Amendment No. 40                                [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

             Amendment No. 40


                               -----------------

                          THE TRAVELERS SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                                 One Cityplace
                       Hartford, Connecticut 06103-3415
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: (860) 308-1000

                               -----------------


                              Elizabeth M. Forget
                                   President
                          The Travelers Series Trust
                One Cityplace, Hartford, Connecticut 06103-3415
                    (Name and Address of Agent for Service)

                               -----------------

                                  Copies to:
                            Robert N. Hickey, Esq.
                           Sullivan & Worcester LLP
                    1666 K St., N.W. Washington, D.C. 20006

                               -----------------

   It is proposed that this filing will become effective:

   [X]   immediately upon filing pursuant to paragraph (b)
   [ ]   on ____________ pursuant to paragraph (b)
   [ ]   60 days after filing pursuant to paragraph (a)(1)
   [ ]   on ____________ pursuant to paragraph (a)(1)
   [ ]   75 days after filing pursuant to paragraph (a)(2)
   [ ]   on ____________ pursuant to paragraph (a)(2) of Rule 485
   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 39 to its registration statement as filed with the Securities and Exchange Commission on May 20, 2005 as Accession #
0000930413-05-003740.

This filing incorporates by reference the information contained in Rule 497 supplements as filed with the Securities and Exchange Commission on the following dates:



                   Date                 Accession #
                   ____                 ___________
                   2/21/06              0001193125-06-035706
                   12/21/05             0000908737-05-000883
                   2/1/06               0000908737-06-000057
                   2/1/06               0000908737-06-000054
                   12/6/05              0000908737-05-000864
                   7/14/05              0000930413-05-005035
                   7/14/05              0000930413-05-005037
                   7/14/05              0000930413-05-005036
                   6/16/05              0000930413-05-004302

The Travelers Series Trust

PROSPECTUS


MARCH 1, 2006


AIM CAPITAL APPRECIATION PORTFOLIO



   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE



SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

   CONTENTS


THE TRAVELERS SERIES TRUST (THE "TRUST") CONSISTS OF 28 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 28 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.



                                                              PAGE
             -----------------------------------------------------
             INVESTMENTS, RISKS AND PERFORMANCE..............   2
             MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS   5
             MANAGEMENT......................................   8
             SHARE TRANSACTIONS..............................   9
             SHARE PRICE.....................................  11
             DIVIDENDS, DISTRIBUTIONS AND TAXES..............  12
             FINANCIAL HIGHLIGHTS............................  13
             -----------------------------------------------------

INVESTMENTS, RISKS AND PERFORMANCE


AIM Capital Appreciation Portfolio




 Investment objective

 Capital appreciation

 Principal investment strategies


 Key investments: The fund invests principally in common stocks of companies the subadviser believes are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

 Additional investments: For information on the fund's additional investments and related risks, please read pages 5-7.


--------------------------------------------------------------------------------

                               Selection process


                               The subadviser emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The subadviser seeks to identify companies having a consistent record of long-term, above-average growth in earnings, as well as companies that are only beginning to experience significant and sustainable earnings growth. The subadviser will invest without regard to market capitalization.


                               In selecting individual companies for
                               investment, the subadviser looks for the following:

                               . New or innovative products, services or
                                 processes that should enhance future earnings
                               . Increasing market share
                               . Experienced and effective management
                               . Competitive advantages

                               The subadviser then considers whether to sell a particular security when it no longer meets these criteria.

                               In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes the fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

Travelers Series Fund Inc.

Principal risks of investing in the fund


While investing in smaller growth securities can bring added benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:


.. The U.S. stock market declines.
.. An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
.. The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
.. Key economic trends become materially unfavorable.

The fund may invest in relatively new or unseasoned companies that are in their early stages of development. Smaller, unseasoned companies present greater risks than securities of larger, more established companies because:

.. They may be dependent on a small number of products or services for their revenues
.. They may lack substantial capital reserves to make needed capital investments or absorb losses
.. They may have less experienced management
.. Their securities may be less widely traded, less liquid and more volatile
.. Recession or adverse economic trends are more likely to sharply and negatively affect their earnings and financial condition
.. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and potential lack of strict financial and accounting controls and standards.


The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


--------------------------------------------------------------------------------


                                                     Travelers Series Fund Inc.

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW IS FOR THE FUND'S PREDECESSOR FUND, AIM CAPITAL APPRECIATION PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND, INC. ("PREDECESSOR FUND"), FOR THE PERIOD FROM OCTOBER 10, 1995 THROUGH JUNE 30, 2005.
ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND. THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.


QUARTERLY RETURNS Highest: 35.92% in 4th quarter 1999; Lowest: -23.04% in 3rd quarter 2001

RISK RETURN BAR CHART

                                    [CHART]

                              % Total Return

 1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
15.01%  12.15%  17.21%  42.96% -10.40% -23.76% -23.87%  29.31%   6.50%   8.73%

                       Calendar years ended December 31



TOTAL RETURN
THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.
--------------------------------------------------------------------------------
 RISK RETURN TABLE
 This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.




AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)
                    Inception Date       1 year       Five years       Ten years
Fund                   10/10/95           8.73%         (2.77)%          5.34%
S&P 500 Index                             4.91%          0.54%           9.07%

COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE S&P 500 INDEX, A MARKET-VALUE WEIGHTED INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS. FIGURES FOR THE INDICES INCLUDE REINVESTMENT OF DIVIDENDS. THE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES OF A MUTUAL FUND. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

--------------------------------------------------------------------------------
FEE TABLE

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
            Maximum sales charge on purchases                            N/A
            Maximum deferred sales charge on redemptions                 N/A
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
                     Management fees                                   0.80%
                Distribution and service (12b-1) fees                   None
                     Other expenses                                    0.05%
                 Total annual fund operating expenses                  0.85%

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

--------------------------------------------------------------------------------
 EXAMPLE


NUMBER OF YEARS YOU OWNED YOUR SHARES 1 YEAR 3 YEARS 5 YEARS 10 YEARS
         Your costs would be           $87    $272    $473    $1052


The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends without a sales charge
                     . The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     . Your investment has a 5% return each year--the assumption of a
                      5% return is required by the Securities and Exchange Commission
                      ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     . Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THIS EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.



TRAVELERS SERIES FUND INC.

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES


------------------------------------------------------------------------------------------------------------------------

The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective
and its principal investment strat-
egies and risks. This section pro-
vides some additional information
about the fund's investments and
certain investment management
techniques the fund may use.
More information about the
fund's investments and portfolio
management techniques, some of
which entail risk, is included in
the Statement of Additional In-
formation ("SAI"). To find out
how to obtain an SAI, please turn
to the back cover of this pro-
spectus.
------------------------------------------------------------------------------------------------------------------------

EQUITY INVESTMENTS                  The fund may invest in all types of equity. Equity securities include exchange-
                                    traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, receipts and shares, trust certifi-
                                    cates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
------------------------------------------------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS            The fund may, to a limited extent, invest in fixed income securities. Fixed in-
                                    come investments include bonds, notes (including structured notes), mortgage-
                                    related securities, asset-backed securities, convertible securities, Eurodollar and
                                    Yankee dollar instruments, preferred stocks and money market instruments.
                                    Fixed income securities may be issued by U.S. and foreign corporations or enti-
                                    ties; U.S. and foreign banks; the U.S. government, its agencies, authorities, in-
                                    strumentalities or sponsored enterprises; state and municipal governments;
                                    supranational organizations; and foreign governments and their political sub-
                                    divisions.

                                    Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
------------------------------------------------------------------------------------------------------------------------



                                                     TRAVELERS SERIES FUND INC.

-----------------------------------------------------------------------------------------------------------------

CREDIT QUALITY              If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund's credit standards also ap-
                            ply to counterparties to OTC derivatives contracts.
-----------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES Securities are investment grade if:

                            .They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            .They have received a comparable short-term or other rating.
                            .They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------

FOREIGN INVESTMENTS         The fund may invest up to 20% of its total assets in foreign securities.

                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability, more limited availability of accurate information about foreign issuers and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                            The Economic and Monetary Union (EMU) and the introduction of a single
                            European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest ate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------

SPECIAL SITUATIONS          The fund may invest in "special situations." A special situation arises when, in the opinion of management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that com-
                            pany, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among oth-
                            ers: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Al-
                            though large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.
-----------------------------------------------------------------------------------------------------------------



TRAVELERS SERIES FUND INC.

----------------------------------------------------------------------------------------------------------

DERIVATIVES AND HEDGING The fund may use derivative contracts, such as futures and options on secu-
TECHNIQUES              rities, securities indices or currencies; options on these futures; forward cur-
                        rency contracts; and interest rate or currency swaps for any of the following purposes:

                        .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        .As a substitute for buying or selling securities
                        .To enhance the fund's return
                        .As a cash flow management technique

                        A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more secu-
                        rities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate ex-
                        posure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.
----------------------------------------------------------------------------------------------------------

SECURITIES LENDING      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
----------------------------------------------------------------------------------------------------------

DEFENSIVE INVESTING     The fund may depart from its principal investment in response to adverse mar-
                        ket, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
----------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
----------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS      The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.
----------------------------------------------------------------------------------------------------------


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


                                                     TRAVELERS SERIES FUND INC.

Management


THE MANAGER


Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.


Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup, Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA managed aggregate assets of approximately $2.3 billion as of December 31, 2005. Please see "Recent Developments" section below.


The fees TIA receives for its services are as follows:


--------------------------------------------------------------------------------------
                                   ACTUAL MANAGEMENT FEE
                                   PAID FOR THE FISCAL YEAR  CONTRACTUAL MANAGEMENT
                                   ENDED OCTOBER 31, 2005    FEE
                                   (AS A PERCENTAGE          (AS A PERCENTAGE
                                   OF THE FUND'S             OF THE FUND'S
FUND                               AVERAGE DAILY NET ASSETS) AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio           0.80%                     0.80%
--------------------------------------------------------------------------------------



THE PORTFOLIO MANAGER

The fund's investments are selected by a subadviser which is supervised by TIA. The subadviser is A I M Capital Management, Inc. ("A I M"). Please see the "Recent Developments" section below.



FUND                     PORTFOLIO MANAGER              BUSINESS EXPERIENCE
AIM CAPITAL APPRECIATION LANNY H. SACHNOWITZ            Senior Portfolio Manager
PORTFOLIO                (since September 16, 2005)     (lead manager),
                         A I M Capital Management, Inc. A I M and/or its affiliates
                         11 Greenway Plaza Suite 100    since 1987
                         Houston, TX 77046
                         KIRK L. ANDERSON               Portfolio Manager,
                         (since September 16, 2005)     A I M and/or its affiliates
                         A I M                          since 1994
                         JAMES G. BIRDSALL              Portfolio Manager,
                         (since September 16, 2005)     A I M and/or its affiliates
                         A I M                          since 1995
                         ROBERT J. LLOYD                Portfolio Manager,
                         (since May 1, 2003)            A I M and/or its affiliates since
                         A I M                          2000; trader for American Electric
                                                        Power from 1997 to 2000.
                         ------------------------------ ----------------------------------



As the lead manger, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.



TRAVELERS SERIES FUND INC.

They are assisted by AIM's Multi Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of AIM. Team members provide research support and make securities recommendations with respect to the fund, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time.

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.


ADMINISTRATOR AND TRANSFER AGENT


TIA serves as the fund's administrator. TIA has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIA on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.


ADDITIONAL INFORMATION ABOUT THE SUBADVISER


A I M is a wholly owned subsidiary of A I M Advisors, Inc., a registered investment adviser. AIM and A I M Advisors, Inc. manage approximately $128 billion in assets as of December 31, 2005.


RECENT DEVELOPMENTS


On January 25, 2006, the Board of Trustees of the Trust approved a proposal to reorganize the fund into the Met/AIM Capital Appreciation Portfolio, a newly created series of Met Investors Series Trust. The manager of Met Investors Series Trust is Met Investors Advisory, LLC, an affiliate of TIA. If approved by the shareholders of the fund, the reorganization will become effective
May 1, 2006. As a result of the reorganization, the subadviser and the management fee charged to the fund and will not change.


Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies Trustees through their separate accounts.


The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.



                                                     TRAVELERS SERIES FUND INC.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

Market timing


The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser expects, in the near future, to begin to monitor cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the trust's ability to detect and deter market timing


The fund is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.


Risks associated with market timing generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term


Travelers Series Fund Inc.

trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.


The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.


The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may


                                                     Travelers Series Fund Inc.

use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.


Travelers Series Fund Inc.

Financial Highlights


Subject to the approval of the Predecessor Fund's shareholders on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior, July 1, 2005, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the fund and the Predecessor Fund for the past five years. The information in the following table for the fiscal year ended October 31, 2005 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following table for the periods prior to the fiscal year ended October 31, 2005, has been derived from the Predecessor Fund's financial statements and was audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.


For a share of capital stock outstanding throughout each year ended October 31.


                                                  AIM CAPITAL APPRECIATION PORTFOLIO
---------------------------------------------------------------------------------------------

                                         2005        2004         2003    2002      2001
---------------------------------------------------------------------------------------------
Net asset value, beginning of year       $ 9.98      $ 9.63       $ 8.04  $  9.11   $ 21.73
---------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                       0.04/(1)/  (0.02)       (0.02)   (0.03)    (0.02)
 Net realized and unrealized gain (loss)   1.10/(1)/   0.37         1.61    (1.04)    (8.72)
---------------------------------------------------------------------------------------------
Total income (loss) from operations        1.14        0.35         1.59    (1.07)    (8.74)
---------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                    (0.01)         --           --       --        --
 Net realized gains                          --          --           --       --     (3.88)
---------------------------------------------------------------------------------------------
Total distributions                       (0.01)         --           --       --     (3.88)
---------------------------------------------------------------------------------------------
Net asset value, end of year             $11.11      $ 9.98       $ 9.63  $  8.04   $  9.11
---------------------------------------------------------------------------------------------
Total return/(1)/                         11.47%       3.63%       19.78%  (11.75)%  (43.36)%
---------------------------------------------------------------------------------------------
Net assets, end of year (millions)         $238        $234         $178     $172      $224
---------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                  0.85%       0.85%/(3)/   0.85%    0.85%     0.83%
 Net investment loss                       0.34%      (0.18)       (0.25)   (0.28)    (0.20)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                      83%         71%          49%      65%       77%
---------------------------------------------------------------------------------------------


(1) Per share amounts based on average shares outstanding during the year.
(2) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratios did not change due to these waivers.



                                                     TRAVELERS SERIES FUND INC.

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One City Place, Hartford CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the funds may not lawfully sell its shares.

                      AIM Capital Appreciation Portfolio



(Investment Company Act file no. 811-6465)

The Travelers Series Trust

PROSPECTUS


MARCH 1, 2006



MFS TOTAL RETURN PORTFOLIO




   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE


SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

   Contents



The Travelers Series Trust (the "Trust") consists of 28 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 28 funds offers different levels of potential return and involves different levels of risk.



                                                              Page
             -----------------------------------------------------
             Investments, Risks and Performance..............   2
             More on the Fund's Investments and Related Risks   7
             Management......................................  11
             Share Transactions..............................  14
             Share Price.....................................  16
             Dividends, Distributions and Taxes..............  17
             Financial Highlights............................  18
             -----------------------------------------------------

Investments, Risks and Performance

MFS Total Return Portfolio


 Investment objectives

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and growth of income.

 Principal investment strategies


 Key investments: The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S. Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.


 Credit Quality: The fund's assets may consist of both investment grade and lower quality securities. The fund may invest up to 20% of the fund's assets in nonconvertible fixed income securities rated below investment grade or unrated securities of equivalent quality.


 Additional investments: For information on the fund's additional investments and related risks, please read pages 7-10.


--------------------------------------------------------------------------------

                               Selection process

                               Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:

                               . between 40% and 75% in equity securities
                               . at least 25% in non-convertible fixed income
                                 securities

                               Equity investments

                               The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, dividends, competitive position and management's abilities) of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                               . that are undervalued in the market relative to
                                 their long-term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                               . that generally have low price-to-book,
                                 price-to-sales and/or price-to-earnings ratios
                               . with relatively large market capitalizations
                                 (i.e., market capitalizations of $5 billion or more).

The Travelers Series Trust

                               The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                               Fixed income investments

                               The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.


                                                     The Travelers Series Trust

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. The subadviser's allocation of investments between equity and fixed income securities results in missed attractive investment opportunities by underweighting markets that generate significant returns or losses incurred by overweighting markets that experience significant declines.
.. The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
.. Equity investments lose their value due to a decline in the U.S. stock market. .. Value or large capitalization stocks are temporarily out of favor.
.. An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
.. Key economic trends become materially unfavorable.
.. Fixed income investments lose their value due to an increase in interest rates.
.. The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
.. It becomes necessary to enforce rights against the assets underlying mortgage- and asset-backed securities even though the securities themselves are subject to the same default risks as other fixed income securities.
.. As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
.. As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
.. Interest rates change, because securities with longer maturities are more sensitive to interest rate changes and may be more volatile. The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.


The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


--------------------------------------------------------------------------------

The Travelers Series Trust

FUND PERFORMANCE

THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES. THE PERFORMANCE IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW FOR THE PERIOD OF JANUARY 1, 1996 THROUGH JUNE 30, 2005 IS FOR THE FUND'S PREDECESSOR, MFS TOTAL RETURN PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND, INC. ("PREDECESSOR FUND"). ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.


QUARTERLY RETURNS: Highest: 10.60% in 2nd quarter 2003; Lowest: -8.32% in 3rd quarter 2002
RISK RETURN BAR CHART

                        [CHART]

% Total Return

 1996    1997    1998   1999    2000    2001    2002   2003    2004    2005
------  ------  ------  -----  ------  -----  ------  ------  ------  -------
14.51%  21.18%  11.67%  2.63%  16.64%  0.00%  -5.26%  16.53%  11.46%   2.94%

Calendar years ended December 31
TOTAL RETURN
THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.
--------------------------------------------------------------------------------
 RISK RETURN TABLE
 This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)
                                  Inception Date   1 year  Five years  Ten years
Fund                                 6/16/94        2.94%     4.84%      8.92%
S&P 500                                             4.91%     0.54%      9.07%
Lehman Brothers Aggregate Index                     2.43%     5.87%      6.16%


COMPARATIVE PERFORMANCE
THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE S&P 500 INDEX, A MARKET-VALUE WEIGHTED INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, THE LEHMAN BROTHERS AGGREGATE BOND INDEX ("LEHMAN BROTHERS AGGREGATE INDEX"), A BROAD-BASED UNMANAGED INDEX COMPRISED OF ISSUES OF U.S. TREASURIES, AGENCIES, CORPORATE BONDS AND MORTGAGE-BACKED SECURITIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

--------------------------------------------------------------------------------
 FEE TABLE


SHAREHOLDER FEES (PAID DIRECTLY INTO YOUR INVESTMENT)
            Maximum sales charge on purchases                            N/A
            Maximum deferred sales charge on redemptions                 N/A
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
                     Management fees*                                  0.77%
                Distribution and service (12b-1) fees                   None
                     Other expenses                                    0.02%
                 Total annual fund operating expenses                  0.79%

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

* EFFECTIVE NOVEMBER 1, 2004, THE FUND HAS A FEE SCHEDULE THAT REDUCES THE MANAGEMENT FEE PAYABLE ON ASSETS IN EXCESS OF $600 MILLION AS FOLLOWS: 0.80% ON ASSETS UP TO $600 MILLION; 0.775% ON ASSETS IN EXCESS OF $600 MILLION AND UP TO AND INCLUDING $900 MILLION; 0.75% ON ASSETS IN EXCESS OF $900 MILLION AND UP TO AND INCLUDING $1.5 BILLION; 0.725% ON ASSETS IN EXCESS OF $1.5 BILLION AND UP TO AND INCLUDING $2.5 BILLION; AND 0.675% ON ASSETS IN EXCESS OF $2.5 BILLION. EFFECTIVE FEBRUARY 25, 2005, FOR PURPOSES OF MEETING THE VARIOUS ASSET LEVELS AND DETERMINING AN EFFECTIVE FEE RATE, THE COMBINED AVERAGE DAILY NET ASSETS OF THE FUND AND TWO OTHER PORTFOLIOS OF THE TRAVELERS SERIES TRUST SUBADVISED BY MFS ARE USED IN PERFORMING THE CALCULATION.


                                                     THE TRAVELERS SERIES TRUST

--------------------------------------------------------------------------------
 Example


Number of years you owned your shares 1 year 3 years 5 years 10 years
         Your costs would be           $81    $253    $440     $981



The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends without a sales charge
                     . The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     . Your investment has a 5% return each year-the assumption of a 5%
                      return is required by the Securities and Exchange Commission
                      ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     . Redemption of your shares at the end of the period



This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.


The Travelers Series Trust

More on the Fund's Investments and Related Risks


ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES



----------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,  The fund may invest without limit in ADRs and up to 20% of its total assets in
Risks and Performance" describes    foreign securities
the fund's investment objectives
and its principal investment strat-
egies and risks. This section pro-
vides some additional
information about the fund's in-
vestments and certain investment
management techniques the fund
may use. More information about
the fund's investments and
portfolio management techniques,
some of which entail risk, is in-
cluded in the Statement of Addi-
tional Information ("SAI"). To
find out how to obtain an SAI,
please turn to the back cover of
this prospectus.
----------------------------------------------------------------------------------------------------------------------

EQUITY INVESTMENTS                  Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, invest-
                                    ment grade convertible securities, depositary receipts and shares, trust certifi-
                                    cates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
----------------------------------------------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS            Subject to its particular investment policies, the fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible secu-
                                    rities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by the U.S. and for-
                                    eign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and mu-
                                    nicipal governments; supranational organizations; and foreign governments and their political subdivisions.

                                    Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                    The fund may invest in mortgage-backed and asset-backed securities.
                                    Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
                                    Asset-backed securities represent participations in, or are secured by and pay-
                                    able from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
----------------------------------------------------------------------------------------------------------------------



                                                     THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------------

CREDIT QUALITY              If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.
-----------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES Securities are investment grade if:

                            .They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            .They have received a comparable short-term or other rating.
                            .They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------

HIGH YIELD, LOWER QUALITY   The fund may invest in fixed income securities that are high yield, lower quality
SECURITIES                  securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-
                            aged and have difficulty servicing their debt, especially during prolonged eco-
                            nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorat-
                            ing issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.
-----------------------------------------------------------------------------------------------------------------

FOREIGN AND EMERGING MARKET The fund may invest in foreign securities.
INVESTMENTS
                            Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other re-
                            strictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.
-----------------------------------------------------------------------------------------------------------------

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            The Economic and Monetary Union (EMU) and the introduction of a single
                            European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------

Sovereign government and The fund may invest in all types of fixed income securities of governmental is-
supranational debt       suers in all countries, including emerging markets. These sovereign debt secu-
                         rities may include:

                         .Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                         .Participations in loans between emerging market governments and financial institutions.
                         .Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.
                         .Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                         .Brady Bonds.
                         .Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                         .Fixed income securities issued by supranational entities such as the World
                          Bank or the European Economic Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development).
-----------------------------------------------------------------------------------------------------------

Derivatives and hedging  The fund may, but need not, use derivative contracts, such as futures and op-
techniques               tions on securities, securities indices or currencies; options on these futures;
                         forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                         .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                         .As a substitute for buying or selling securities
                         .To enhance the fund's return
                         .As a cash flow management technique

                         A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more secu-
                         rities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate ex-
                         posure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                         rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                         rivatives can also make the fund less liquid and harder to value, especially in declining markets.
-----------------------------------------------------------------------------------------------------------



                                                     The Travelers Series Trust

------------------------------------------------------------------------------------------------------

SECURITIES LENDING  The fund may engage in securities lending to increase its net investment in-
                    come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
------------------------------------------------------------------------------------------------------

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt secu-
                    rities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER  The fund may engage in active and frequent trading to achieve its principal in-
                    vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS  The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.
------------------------------------------------------------------------------------------------------

                    The fund may also use other strategies and invest in other securities that are described, along with their risks SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

Management


THE MANAGER

Travelers Investment Adviser Inc. ("TIA" or the "Manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund. The subadviser is Massachusetts Financial Services Company ("MFS").


TRAVELERS INVESTMENT ADVISER INC.


Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion as of December 31, 2005. Please see "Recent Developments" section below.


Fees TIA receives from the fund for its services are as follows:


------------------------------------------------------------------------------------------------------------------
                                                               ACTUAL MANAGEMENT FEE
                                                               PAID FOR THE FISCAL YEAR
                                                               ENDED OCTOBER 31, 2005   CONTRACTUAL MANAGEMENT
                                                               (AS A PERCENTAGE         FEE
                                                               OF THE FUND'S            (AS A PERCENTAGE
                                                               AVERAGE DAILY NET        OF THE FUND'S
FUND                                                           ASSETS)                  AVERAGE DAILY NET ASSETS*)
------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio Up to $600 million                            0.80%                    0.800%
------------------------------------------------------------------------------------------------------------------
In excess of $600 million and up to and including $900
  million                                                                                         0.775%
------------------------------------------------------------------------------------------------------------------
In excess of $900 million and up to and including $1.5 billion                                    0.750%
------------------------------------------------------------------------------------------------------------------
In excess of $1.5 billion and up to and including $2.5 billion                                    0.725%
------------------------------------------------------------------------------------------------------------------
In excess of $2.5 billion                                                                         0.675%
------------------------------------------------------------------------------------------------------------------


* For purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of the fund and two other funds of the Trust for which an affiliate of TIA is Manager and Massachusetts Financial Services Company is Subadviser are used in performing the calculation.


THE PORTFOLIO MANAGER


The fund's investments are selected by MFS which is supervised by TIA. The table below sets forth the names and business experience of the fund's portfolio managers. Please see the "Recent Developments" section below.


FUND                       PORTFOLIO MANAGER                BUSINESS EXPERIENCE
MFS TOTAL RETURN PORTFOLIO BROOKS TAYLOR (since 2004)       Vice President, head of the portfolio
                           Manager of investment team       management team and manager of
                           Massachusetts Financial Services the fund's equity portion of the
                           Company ("MFS")                  portfolio; Affiliated with MFS since
                           500 Boylston Street              1996.
                           Boston, MA 02116
                           KENNETH J. ENRIGHT (since 1999)  Senior Vice President and portfolio manager of the series' equity
                                                            portion; Affiliated with MFS since
                                                            1999.


                                                     THE TRAVELERS SERIES TRUST

FUND PORTFOLIO MANAGER               BUSINESS EXPERIENCE
     STEVEN R. GORHAM (since 2002)   Senior Vice President and portfolio
                                     manager of the fund's equity
                                     portion of the portfolio; Affiliated
                                     with MFS since 1992.
     MICHAEL W. ROBERGE (since 2002) Senior Vice President and portfolio manager of the fund's fixed income
                                     portion of the fund's portfolio;
                                     Affiliated with MFS since 1996.
     WILLIAM DOUGLAS (since 2004)    Vice President and portfolio
                                     manager of the fund's fixed income
                                     portion of the fund's portfolio;
                                     Affiliated with MFS since 1996.
     ALAN T. LANGSNER (since 2004)   Vice President and portfolio
                                     manager of the fund's equity
                                     portion of the portfolio; Affiliated
                                     with MFS since 1998.
     RICHARD O. HAWKINS (since 2005) Senior Vice President and portfolio manager; Affiliated with MFS
                                     since 1988.
-------------------------------------------------------------------------



Under an exemptive order from the Securities and Exchange Commission, the Manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and
(c) continue the employment of an existing sub-advisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.


ADMINISTRATOR AND TRANSFER AGENT


TIA serves as the fund's administrator. TIA has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIA on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.


ADDITIONAL INFORMATION ABOUT THE SUBADVISER


MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $163 billion as of December 31, 2005.



THE TRAVELERS SERIES TRUST

RECENT DEVELOPMENTS


On November 20, 2005, the Board of Trustees of the Trust approved a proposal to reorganize the fund into the MFS Total Return Portfolio of the Metropolitan Series Fund (the "Fund Portfolio"). Subject to the approval of the shareholders of the fund, the reorganization is expected to be completed on or about May 1, 2006. MetLife Advisers, LLC is the investment adviser for Fund Portfolio. Commencing May 1, 2006, Fund Portfolio will pay MetLife Advisers, LLC a monthly investment advisory fee at the annual rate of 0.60% of the fund's average daily net assets up to $250 million, and 0.55% of such assets over $250 million up to $750 million, and 0.50% of such assets over $750 million. This fee schedule is contingent on approval of the new fee by Fund Portfolio shareholders. MetLife Advisers, LLC may, at its discretion, reduce or waive its fee or reimburse Fund Portfolio for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, MetLife Advisers, LLC may also reduce or cease these voluntary waivers and reimbursements at any time.

Facts about MetLife Advisers, LLC:

.. MetLife Advisers, LLC is an affiliate of MetLife.
.. MetLife Advisers, LLC manages a family of investment portfolios sold primarily to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $29 billion as of December 31, 2005.
.. MetLife Advisers, LLC is located at 501 Boylston Street, Boston,
  Massachusetts 02116.

MFS is the subadviser to the Fund Portfolio. Pursuant to a Subadvisory Agreement with MetLife Advisers, LLC, MFS continuously furnishes an investment program for the fund, makes day-to-day investment decisions on behalf of the fund, and arranges for the execution of fund transactions. The fund's portfolio managers are expected to remain the same.

For more information about MFS, see the section above titled "Additional Information About the Subadviser."



                                                     THE TRAVELERS SERIES TRUST

Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.


The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.


REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING


The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser expects, in the near future, to begin to monitor cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.



THE TRAVELERS SERIES TRUST

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the trust's ability to detect and deter market timing

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

Risks associated with market timing generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates


                                                     The Travelers Series Trust
its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.


The Travelers Series Trust

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.


                                                     The Travelers Series Trust

Financial Highlights


Pursuant to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to July 1, 2005, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the fund and the Predecessor Fund for the past five years. The information in the following table for the fiscal year ended October 31, 2005 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following table for the periods prior to the fiscal year ended October 31, 2005, has been derived from the Predecessor Fund's financial statements and was audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.


For a share of capital stock outstanding throughout each year ended October 31.


                                                      MFS TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------

                                         2005(1)  2004          2003    2002         2001
---------------------------------------------------------------------------------------------
Net asset value, beginning of year       $ 17.19  $ 15.77       $14.44  $16.08       $17.16
---------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.42     0.36         0.34    0.39/(2)/    0.42
 Net realized and unrealized gain (loss)    0.61     1.41         1.49   (0.98)/(2)/  (0.42)
---------------------------------------------------------------------------------------------
Total income (loss) from operations         1.03     1.77         1.83   (0.59)       (0.00)*
---------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.46)   (0.35)       (0.50)  (0.44)       (0.48)
 Net realized gains                        (0.47)      --           --   (0.61)       (0.60)
---------------------------------------------------------------------------------------------
Total dividends and distributions          (0.93)   (0.35)       (0.50)  (1.05)       (1.08)
---------------------------------------------------------------------------------------------
Net asset value, end of year             $ 17.29  $ 17.19       $15.77  $14.44       $16.08
---------------------------------------------------------------------------------------------
Total return/(3)/                           6.09%   11.36%       13.05%  (3.59)%      (0.22)%
---------------------------------------------------------------------------------------------
Net assets, end of year (millions)        $1,272   $1,160         $997    $830         $804
---------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.79%    0.82%/(4)/   0.82%   0.83%        0.83%
 Net investment income                      2.45%    2.25%        2.37%   2.81%/(2)/   3.08%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                       47%      66%          49%     81%          88%
---------------------------------------------------------------------------------------------


(1) Per share amounts based on average shares outstanding during the year.
(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended
    October 31, 2002, those amounts would have been $0.40, $0.99 and 2.91% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(4) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.

*  Amount represents less than $0.01 per share.


THE TRAVELERS SERIES TRUST

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One City Place, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                          MFS Total Return Portfolio


(Investment Company Act file no. 811-6465)
L-24531

The Travelers Series Trust

PROSPECTUS


MARCH 1, 2006


PIONEER STRATEGIC INCOME PORTFOLIO




   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

   Contents


The Travelers Series Trust (the "Trust") consists of 28 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 28 funds offers different levels of potential return and involves different levels of risk.



                                                              Page
             -----------------------------------------------------
             Investments, Risks and Performance..............   2
             More on the Fund's Investments and Related Risks   7
             Management......................................  11
             Share Transactions..............................  12
             Share Price.....................................  14
             Dividends, Distributions and Taxes..............  15
             Financial Highlights............................  16
             -----------------------------------------------------

Investments, Risks and Performance

Pioneer Strategic Income Portfolio


 Investment Objective

 A high level of current income.

 Principal Investment Strategies


 Key Investments: The fund invests, under normal market conditions, at least 80% of its total assets in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities market.

 Additional Investments For information on the fund's additional investments and related risks, please read pages 7-10.


--------------------------------------------------------------------------------

                               Selection Process


                               The subadviser allocates the fund's investments among the following three segments of the debt markets:


                               . Below investment grade (high yield) securities
                                 of U.S. and non-U.S. issuers;
                               . Investment grade securities of U.S. issuers;
                                 and
                               . Investment grade securities of non-U.S.
                                 issuers.


                               The subadviser's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.


                               The fund invests primarily in:

                               . Debt securities issued or guaranteed by the
                                 U.S. government, its agencies or
                                 instrumentalities or non-U.S. governmental entities;
                               . Debt securities of U.S. and non-U.S. corporate
                                 issuers, including convertible debt; and
                               . Mortgage-backed and asset-backed securities.


                               The fund invests in securities with a broad range of maturities. Depending upon the subadviser's allocation among market segments, up to 70% of the fund's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the subadviser. Up to 20% of the fund's total assets may be invested in debt securities rated below CCC by Standard & Poor's or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative.


                               Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Travelers Series Trust

                               Depending upon the subadviser's allocation among market segments, up to 85% of the fund's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

                               The subadviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the fund's portfolio, the subadviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once the subadviser determines the preferable portfolio characteristics, the subadviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. The subadviser also employs due diligence and fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, the subadviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.



                                                     The Travelers Series Trust

Principal risks of investing in the fund

While investing in fixed income securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. Fixed income securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.
.. As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
.. As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
.. An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.
.. The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

To the extent the fund invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other types of fixed income securities.


The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


--------------------------------------------------------------------------------


The Travelers Series Trust

Fund Performance

The performance in the bar chart, quarterly returns, and risk return table shown below is for the fund's predecessor, Pioneer Strategic Income, a series of Travelers Series Fund, Inc. ("Predecessor Fund"), prior to July 1, 2005. On July 1, 2005, pursuant to an agreement and plan of reorganization that was approved by the Predecessor Fund's shareholders. The fund acquired all of the assets and assumed all of the liabilities of the Predecessor Fund.

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses. Prior to June 30, 2003, the fund had a different subadviser. On June 30, 2003, the fund's name was changed from Putnam Diversified Income Portfolio to Pioneer Strategic Income Portfolio.


Quarterly Returns: Highest: 7.67% in 2nd quarter 2003; Lowest: -3.34% in 3rd quarter 1998

Risk Return Bar Chart


                                    [CHART]

% Total Return

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
-----   -----   -----   -----   ------  -----  ------   ------  ------  -----
8.14%   7.69%   0.67%   1.11%   -0.39%  4.23%   5.89%   19.54%  10.94%  3.67%

Calendar years ended December 31

Total Return
The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception.
--------------------------------------------------------------------------------
 Risk Return Table
 This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.


Average annual total returns (for the periods ended December 31, 2005)
                               Inception Date          1 year          Five years Ten years
Fund                              6/16/94               3.67%             8.70%     6.01%
Lehman Brothers Index                                   2.43%             5.87%     6.16%
Citigroup Index                                        -9.20%             7.26%     4.42%


Comparative performance
This table indicates the risk of investing in the fund by comparing the average annual total return for the periods shown to that of the Lehman Brothers Aggregate Bond Index ("Lehman Brothers Index") and the Citigroup Non-U.S. World Government Bond Index-Unhedged ("Citigroup Index"), both of which are broad-based unmanaged indices. (The Lehman Brothers Index consists of a variety of domestically issued bonds. The Citigroup Index consists of foreign government bonds.) Please note that an investor cannot invest directly in an index.


                                                     The Travelers Series Trust

--------------------------------------------------------------------------------
 Fee Table


Shareholder fees (paid directly into your investment)
            Maximum sales charge on purchases                           None
            Maximum deferred sales charge on redemptions                None
Annual fund operating expenses (paid by the Fund as a % of net assets)
                     Management fees                                   0.75%
                Distribution and service (12b-1) fees                   None
                     Other expenses                                    0.11%
                 Total annual fund operating expenses                  0.86%

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in shares of the fund. These fees and expenses do not reflect any of the fees and expenses incurred from investing through a separate account. If such fees were included, your costs would be higher.
--------------------------------------------------------------------------------
 Example


Number of years you owned your shares 1 year 3 years 5 years 10 years
         Your costs would be           $88    $275    $479    $1,064


The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends without a sales charge
                     . The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     . Your investment has a 5% return each year--the assumption of a
                      5% return is required by the Securities and Exchange Commission
                      ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     . Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. The example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.


The Travelers Series Trust

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective
and its principal investment strat-
egies and risks. This section pro-
vides some additional
information about the fund's in-
vestments and certain investment
management techniques the fund
may use. More information about
the fund's investments and
portfolio management techniques,
some of which entail risk, is in-
cluded in the Statement of Addi-
tional Information ("SAI"). To
find out how to obtain an SAI,
please turn to the back cover of
this prospectus.
-------------------------------------------------------------------------------------------------------------------------

EQUITY INVESTMENTS                  Subject to its particular investment policies, the fund may invest up to 20% of its assets in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, depository receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and equity participations.
-------------------------------------------------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS            The fund invests at least 80% of its total assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities,
                                    Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corpo-
                                    rations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

                                    The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                    The fund may invest in mortgage-backed and asset-backed securities.

                                    Mortgage-related securities may be issued by private companies or by agencies of the U.S. or foreign governments and represent direct or indirect partic-
                                    ipations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are se-
                                    cured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
-------------------------------------------------------------------------------------------------------------------------



                                                     THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------------

CREDIT QUALITY              If a security receives different ratings, the fund will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rat-
                            ing organization changes the rating quality assigned to one or more of the fund's portfolio securities, the subadviser will consider if any action is appro-
                            priate in light of the fund's investment objective and policies.
-----------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES Securities are investment grade if:

                            .They are rated, respectively, in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            .They have received a comparable short-term or other rating.
                            .They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------

HIGH YIELD, LOWER QUALITY   The fund may invest a substantial portion of its assets in fixed income securities
SECURITIES                  that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, espe-
                            cially during prolonged economic recessions or periods of rising interest rates.
                            The prices of lower quality securities are volatile and may go down due to mar-
                            ket perceptions of deteriorating issuer creditworthiness or economic conditions.
                            Lower quality securities may become illiquid and hard to value in declining markets.
-----------------------------------------------------------------------------------------------------------------

CONVERTIBLE SECURITIES      As with all fixed income securities, the market values of convertible debt secu-
                            rities tend to decline as interest rates increase and, conversely, to increase as in-
                            terest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock.
-----------------------------------------------------------------------------------------------------------------

FOREIGN AND EMERGING MARKET The fund may invest in foreign securities.
INVESTMENTS
                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments and, with respect to certain countries, the possibility of expropriation of assets, nationalization, confiscatory taxation or limitations on the removal of funds or other assets of the fund or debt renuncia-
                            tion. Changes in foreign currency rates relative to the U.S. dollar will affect the
                            U.S. dollar value of the fund's assets.

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.
-----------------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------

SOVEREIGN GOVERNMENT AND The fund may invest in all types of fixed income securities of governmental is-
SUPRANATIONAL DEBT       suers in all countries, including emerging markets. These sovereign debt secu-
                         rities may include:
                         .Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                         .Participations in loans between emerging market governments and financial institutions.
                         .Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.
                         .Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                         .Brady Bonds.
                         .Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                         .Fixed income securities issued by supranational entities such as the World
                          Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development).
-----------------------------------------------------------------------------------------------------------

DERIVATIVES AND HEDGING  The fund may, but need not, use derivative contracts, such as futures and op-
TECHNIQUES               tions on securities, securities indices or currencies; options on these futures;
                         forward currency contracts; and interest rate or currency swaps for any of the following purposes:
                         .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                         .As a substitute for buying or selling securities
                         .To enhance the fund's return
                         .As a cash flow management technique

                         A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more secu-
                         rities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate ex-
                         posure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                         rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                         rivatives can also make the fund less liquid and harder to value, especially in declining markets.
-----------------------------------------------------------------------------------------------------------


                                                     THE TRAVELERS SERIES TRUST

------------------------------------------------------------------------------------------------------

SECURITIES LENDING  The fund may engage in securities lending to increase its net investment in-
                    come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
------------------------------------------------------------------------------------------------------

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt secu-
                    rities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER  The fund may engage in active and frequent trading to achieve its principal in-
                    vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS  The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.
------------------------------------------------------------------------------------------------------


The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.


THE TRAVELERS SERIES TRUST

Management


The Manager

Travelers Investment Adviser Inc. ("TIA" or the "Manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.


Travelers Investment Adviser Inc.


Effective July 1, 2005, TIA became an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup, Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion as of December 31, 2005. Please see "Recent Developments" section below.


The fees TIA receives from the fund for its services are as follows:


--------------------------------------------------------------------------------------
                                   Actual management fee
                                   paid for the fiscal year  Contractual management
                                   ended October 31, 2005    fee
                                   (as a percentage          (as a percentage
                                   of the fund's             of the fund's
Fund                               average daily net assets) average daily net assets)
--------------------------------------------------------------------------------------
Pioneer Strategic Income Portfolio           0.75%                     0.75%
--------------------------------------------------------------------------------------


The Portfolio Manager


The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of the fund's portfolio manager. Please see "Recent Developments" section below.


Fund                     Portfolio Manager                    Business Experience
Pioneer Strategic Income Kenneth J. Taubes (since 2003) Fixed Senior Vice President and Director
Portfolio                Income Team of Pioneer Investment    of Fixed Income Investments,
                         Management, Inc.                     Pioneer Investment Management,
                         60 State Street                      Inc. Previously, Senior Vice
                         Boston, MA 02109                     President of Pioneer Investment
                                                              Management, Inc.


Under an exemptive order from the Securities and Exchange Commission, the Manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and
(c) continue the employment of an existing subadvisor on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadvisor. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.


Administrator and Transfer Agent


TIA serves as the fund's administrator. TIA has entered into a sub-administrative service agreement with State Street Bank and Trust to perform the fund's administrative, pricing and bookkeeping services. TIA on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.



                                                     The Travelers Series Trust

ADDITIONAL INFORMATION ABOUT THE SUBADVISER


Pioneer Investment Management, Inc. ("Pioneer") is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group, providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2005, Pioneer had approximately $48 billion of assets under management. The firm's U.S. mutual fund investment history includes creating, in 1928, one of the first mutual funds.


RECENT DEVELOPMENTS


On January 25, 2006, the Board of Trustees of the Trust approved a proposal to reorganize the fund into the Pioneer Strategic Income Portfolio, a newly created series of Met Investors Series Trust. The manager of Met Investors Series Trust is Met Investors Advisory, LLC, an affiliate of TIA. If approved by the shareholders of the fund, the reorganization will become effective
May 1, 2006. As a result of the reorganization, the subadviser and the management fee charged to the fund and will not change.


Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.


The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.


REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING


The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.



THE TRAVELERS SERIES TRUST

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser expects, in the near future, to begin to monitor cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust's ability to detect and deter market timing


The fund is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.


Risks associated with market timing generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.


                                                     The Travelers Series Trust

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.


The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the Manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated.


Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.


The Travelers Series Trust

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.


                                                     The Travelers Series Trust

Financial Highlights


Pursuant to the approval of the Predecessor Fund's shareholders on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to July 1, 2005, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the fund and the Predecessor Fund for the past five years. The information in the following table for the fiscal year ended October 31, 2005 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following table for the periods prior to the fiscal year ended October 31, 2005, has been derived from the Predecessor Fund's financial statements and was audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.


For a share of capital stock outstanding throughout each year ended October 31.


                                                  Pioneer Strategic Income Portfolio
-----------------------------------------------------------------------------------------------

                                         2005/(1)/ 2004/(1)/     2003/(1)/ 2002         2001
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year        $ 9.73    $ 9.53        $ 8.94   $ 9.94       $10.31
-----------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.53      0.57          0.63     1.14/(2)/    0.93
 Net realized and unrealized gain (loss)   (0.04)     0.48          1.04    (0.94)/(2)/  (0.47)
-----------------------------------------------------------------------------------------------
Total income from operations                0.49      1.05          1.67     0.20         0.46
-----------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.66)    (0.85)        (1.08)   (1.20)       (0.83)
-----------------------------------------------------------------------------------------------
Total distributions                        (0.66)    (0.85)        (1.08)   (1.20)       (0.83)
-----------------------------------------------------------------------------------------------
Net asset value, end of year              $ 9.56    $ 9.73        $ 9.53   $ 8.94       $ 9.94
-----------------------------------------------------------------------------------------------
Total return/(3)/                           5.17%    11.66%        20.56%    2.00%        4.60%
-----------------------------------------------------------------------------------------------
Net assets, end of year (millions)          $186      $107          $100      $97         $128
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.86%     0.90%/(4)/    1.00%    0.93%        0.90%
 Net investment income                      5.58%     6.19%         7.05%    8.24%/(2)/   8.83%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                       37%       56%          141%     208%         150%
-----------------------------------------------------------------------------------------------


(1) Per share amounts have been calculated based on average shares outstanding during the year.

(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended
    October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $1.16, $(0.96), and 8.42%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4) The investment Manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to this waiver.



The Travelers Series Trust

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Trust, One City Place, Hartford CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                      Pioneer Strategic Income Portfolio




(Investment Company Act file no. 811-6465)

The Travelers Series Trust

PROSPECTUS


MARCH 1, 2006


SALOMON BROTHERS STRATEGIC TOTAL
RETURN BOND PORTFOLIO



   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE


SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

   Contents



The Travelers Series Trust (the "Trust") consists of 28 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 28 funds offers different levels of potential return and involves different levels of risk.



                                                              Page
              ----------------------------------------------------
              Investments, Risks and Performance.............   2
              More on the Funds Investments and Related Risks   5
              Management.....................................   9
              Share Transactions.............................  11
              Share Price....................................  13
              Dividends, Distributions and Taxes.............  14
              Financial Highlights...........................  15
              ----------------------------------------------------

Investments, Risks and Performance

Salomon Brothers Strategic Total Return
Bond Portfolio


 Investment objective

 Total Return

 Principal Investment Strategies


 Key investments: The fund invests, under normal market conditions, at least 80% of the value of its net assets plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics.


 Credit Quality: The fund invests in a globally diverse portfolio of fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds".

 Duration: The fund's average duration will generally vary from 3 to 7 years depending on the subadviser's outlook for interest rates. Individual securities may be of any maturity.


 Additional investments: For information on the fund's additional investments and related risks, please read pages 5-8.


--------------------------------------------------------------------------------

                               Selection process

                               The subadviser uses a combination of a
                               "top-down" approach and quantitative models to create an optimal risk/return allocation of the fund's assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The subadviser then selects individual debt securities within each area on the basis of its views as to the values available in the marketplace.

                               In allocating investments among countries and asset classes, the subadviser evaluates the following:

                               . Currency, inflation and interest rate trends . Proprietary risk measures
                               . Balance of payments status
                               . Growth rate forecasts
                               . Fiscal policies
                               . Political outlook

                               In selecting individual debt securities, the subadviser evaluates the following:

                               . Yield
                               . Maturity
                               . Call or prepayment risk
                               . Issue classification
                               . Credit quality

The Travelers Series Trust

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in global debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund or the fund may not perform as well as other investments, if any of the following occurs:

.. Debt securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.
.. As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
.. As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
.. An unhedged currency in which a security is priced declines in value relative to the U.S. dollar.
.. The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.


The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


SHAREHOLDER NOTICE:

The following policy is subject to change only upon 60 days' prior notice to shareholders: the fund normally invests at least 80% of the value of its net assets plus any borrowings for investment purposes in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics.

--------------------------------------------------------------------------------


                                                     THE TRAVELERS SERIES TRUST

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN PAGES SHOWN BELOW IS FOR THE FUND'S PREDECESSOR FUND, SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND, INC. (PREDECESSOR FUND), FOR PERIODS PRIOR TO JULY 1, 2005. ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.


THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.

QUARTERLY RETURNS: Highest: 7.65% in 3rd quarter 1996; Lowest: -5.35% in 3rd quarter 1998
RISK RETURN BAR CHART

                                    [CHART]

% Total Return

 1996    1997    1998    1999    2000    2001   2002    2003   2004    2005
------  ------  ------  ------  ------  -----   -----  ------  -----  -----
18.70%  7.41%   -1.54%  -1.79%   5.65%  6.47%   8.34%  13.36%  6.29%   2.33%

Calendar years ended December 31


TOTAL RETURN
THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.
--------------------------------------------------------------------------------
 RISK RETURN TABLE
 This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)
                                            Inception Date 1 year  Five years Ten years
Fund                                           6/16/94      2.33%     7.30%     6.36%
J.P. Morgan Global Government Bond Index --
 Unhedged Index                                            (6.53)%    6.89%     5.16%
Lehman Brothers Aggregate Bond Index                        2.43%     5.87%     6.16%


COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE J.P. MORGAN GOVERNMENT BOND INDEX -- UNHEDGED, A DAILY, MARKET CAPITALIZATION WEIGHTED INTERNATIONAL FIXED-INCOME INDEX CONSISTING OF 13 COUNTRIES, AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A BROAD MEASURE OF THE TAXABLE BONDS IN THE U.S. MARKET WITH MATURITIES OF AT LEAST ONE YEAR. THE INDEX IS UNMANAGED AND IS NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES OF A MUTUAL FUND. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.T

--------------------------------------------------------------------------------
 FEE TABLE

SHAREHOLDER FEES (PAID DIRECTLY INTO YOUR INVESTMENT)
Maximum sales charge on purchases                                 N/A
Maximum deferred sales charge on redemptions                      N/A
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
         Management fees                                        0.80%
         Distribution and service (12b-1) fees                   None
         Other expenses                                         0.62%
         Total annual fund operating expenses                   1.42%

FEES AND EXPENSES
THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN
SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES
AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.
--------------------------------------------------------------------------------
 EXAMPLE


NUMBER OF YEARS YOU OWNED YOUR SHARES 1 YEAR 3 YEARS 5 YEARS 10 YEARS
         Your costs would be           $146   $452    $781    $1,711


The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends without a sales charge
                     . The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     . Your investment has a 5% return each year -- the assumption of a
                      5% return is required by the Securities and Exchange Commission
                      ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     . Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.


TRAVELERS SERIES FUND INC.

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective
and its principal investment strat-
egies and risks. This section pro-
vides some additional
information about the fund's in-
vestments and certain investment
management techniques the fund
may use. More information about
the fund's investments and
portfolio management techniques,
some of which entail risk, is in-
cluded in the Statement of Addi-
tional Information ("SAI"). To
find out how to obtain an SAI,
please turn to the back cover of
this prospectus.
-------------------------------------------------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS            The fund invests in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-
                                    backed securities, convertible securities, Eurodollar and Yankee dollar instru-
                                    ments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or spon-
                                    sored enterprises; state and municipal governments; supranational orga-
                                    nizations; and foreign governments and their political subdivisions.

                                    Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
-------------------------------------------------------------------------------------------------------------------------

CREDIT QUALITY                      If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund's credit standards also ap-
                                    ply to counterparties to OTC derivatives contracts.
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES         Securities are investment grade if:

                                    .They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

                                    .They have received a comparable short-term or other rating.

                                    .They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-------------------------------------------------------------------------------------------------------------------------



                                                     THE TRAVELERS SERIES TRUST

---------------------------------------------------------------------------------------------------------------

HIGH YIELD, LOWER QUALITY   The fund may invest in fixed income securities that are high yield, lower quality
SECURITIES                  securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager or subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-
                            aged and have difficulty servicing their debt, especially during prolonged eco-
                            nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorat-
                            ing issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.
---------------------------------------------------------------------------------------------------------------

FOREIGN AND EMERGING MARKET The fund may invest in foreign securities.
INVESTMENTS
                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                            The emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            Economic and Monetary Union (EMU) and the introduction of a single Euro-
                            pean currency (the Euro), which began on January 1, 1999, may increase un-
                            certainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
---------------------------------------------------------------------------------------------------------------

SOVEREIGN GOVERNMENT AND    The fund may invest in all types of fixed income securities of governmental is-
SUPRANATIONAL DEBT          suers in all countries, including emerging markets. These sovereign debt secu-
                            rities may include:

                            .Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

                            .Participations in loans between emerging market governments and financial institutions.

                            .Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

                            .Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

                            .Brady Bonds.

                            .Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
---------------------------------------------------------------------------------------------------------------


THE TRAVELERS SERIES TRUST

----------------------------------------------------------------------------------------------------------

                        .Fixed income securities issued by supranational entities such as the World
                         Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)
----------------------------------------------------------------------------------------------------------

Derivatives and hedging The fund may, but need not, use derivative contracts, such as futures and op-
techniques              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

                        .As a substitute for buying or selling securities

                        .To enhance the fund's return

                        .As a cash flow management technique

                        A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more secu-
                        rities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate ex-
                        posure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make the fund less liquid and harder to value, especially in declining markets.
----------------------------------------------------------------------------------------------------------

Securities lending      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
----------------------------------------------------------------------------------------------------------

Defensive investing     The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt secu-
                        rities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
----------------------------------------------------------------------------------------------------------

Portfolio turnover      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
----------------------------------------------------------------------------------------------------------


                                                     The Travelers Series Trust

-------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.

                   The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities de-
                   scribed in this Prospectus or in the SAI. Also note that there are many other fac-
                   tors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
-------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

Management


THE MANAGER

Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund. Salomon Bothers Asset Management Inc is the subadviser ("SBAM" or "subadviser").


TRAVELERS INVESTMENT ADVISER INC.


Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets under management of approximately $2.3 billion as of December 31, 2005. Please see "Recent Developments" section below.


The fees TIA receives from the fund for its services are as follows:


----------------------------------------------------------------------------------------------------------
                                                       ACTUAL MANAGEMENT FEE
                                                       PAID FOR THE FISCAL YEAR  CONTRACTUAL MANAGEMENT
                                                       ENDED OCTOBER 31, 2005    FEE
                                                       (AS A PERCENTAGE          (AS A PERCENTAGE
                                                       OF THE FUND'S             OF THE FUND'S
                                                       AVERAGE DAILY NET ASSETS) AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Total Return Bond Portfolio           0.80%                     0.80%
----------------------------------------------------------------------------------------------------------


THE PORTFOLIO MANAGER


The fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the names and business experience of the fund's portfolio managers. Please see "Recent Developments" section below.



FUND                        PORTFOLIO MANAGER                  BUSINESS EXPERIENCE
SALOMON BROTHERS STRATEGIC  PETER WILBY (since 2000)           Managing Director of SBAM and
TOTAL RETURN BOND PORTFOLIO Salomon Brothers Asset Management  Senior Portfolio Manager for other
                            Inc (SBAM) and a team of portfolio SBAM fixed income portfolios managers
                            399 Park Avenue
                            New York, NY 10022
                            ROGER LAVAN (since 2005)           Managing Director of SBAM and
                            399 Park Avenue                    Portfolio Manager of other funds
                            New York, New York 10022           advised by SBAM.
                            DAVID SCOTT (since 2005)           Managing Director of SBAM and
                            399 Park Avenue                    Portfolio Manager of other funds
                            New York, NY 10022                 advised by SBAM.



Effective March 31, 2006, the fund will be managed by a team of portfolio managers, sector specialists and other investment professionals who work for both SBAM and Western Asset Management Company ("Western Asset"). The following individuals will be responsible for managing the fund's investment portfolio.

Mr. S. Kenneth Leech and Mr. Stephen A. Walsh will serve as co-team leaders responsible for day-to-day strategic oversight of the fund's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests.
Mr. Carl Eichstaedt, Mr. Edward Moody and Mr. Mark



                                                     THE TRAVELERS SERIES TRUST

Lindbloom will be responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Mr. Leech and Mr. Walsh have been employed as portfolio managers for Western Asset for the past five years. Mr. Leech has been Chief Investment Officer of Western Asset since 1990. Mr. Walsh has been Deputy Chief Investment Officer of Western Asset since 1991.

Mr. Eichstaedt has been a portfolio manager for Western Asset since 1991.

Mr. Moody has been employed as a portfolio manager for Western Asset for the past five years.

Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of SBAM and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986.

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and
(c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.


Administrator and Transfer Agent


TIA serves as the fund's administrator. TIA has entered into a sub-administrative service agreement with State Street Bank and Trust to perform the fund's administrative, pricing and bookkeeping services. TIA on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.


Additional information about the subadviser


.. SBAM has been providing investment management services since 1987.

.. SBAM is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company.

.. SBAM had assets under management of approximately $79 billion as of December 31, 2005.

.. SBAM is located at 399 Park Avenue, New York, New York 10022.


Recent developments


On November 10, 2005, the Board of Trustees of the Trust approved a proposal to reorganize the fund into the Salomon Brothers Strategic Bond Opportunities Portfolio ("Bond Opportunities"), a series of Metropolitan Series Fund, Inc. Subject to the approval of the shareholders of the fund, the reorganization is expected to be completed on or about May 1, 2006. MetLife Advisers, LLC ("Adviser") is the investment adviser for Bond Opportunities. Bond Opportunities pays MetLife Advisers, LLC an investment advisory fee at the annual rate of 0.65% of Bond Opportunities' average daily net assets.

On February 1, 2006, however, the Board of Directors of Metropolitan Series Fund, Inc. approved a new Subadvisory Agreement between the Adviser and Western Asset with respect to Bond Opportunities. The new Subadvisory



The Travelers Series Trust

Agreement is not subject to approval by shareholders of Bond Opportunities and will become effective May 1, 2006. The Advisory Agreement between the Metropolitan Series Fund, Inc., with respect to Bond Opportunities, and the Adviser will remain in effect and fees payable thereunder to the Adviser will not change. In connection therewith, the name of Bond Opportunities will be changed to the "Western Asset Management Strategic Bond Opportunities Portfolio," effective May 1, 2006.

Under the new Subadvisory Agreement, Western Asset will become subadviser to Bond Opportunities, succeeding its affiliate, SBAM, and will become responsible for the day-to-day management of Bond Opportunities' investment operations under the oversight of the adviser and Board.

Facts about Western Asset:

.. Western Asset was formed on January 20, 1982.

.. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company.

.. Western Asset had assets under management of approximately $187 billion as of December 31, 2005.

.. Western Asset is located at 385 East Colorado Boulevard, Pasadena, California
  91101.


Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.


The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.


REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING


The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers and, to the Trust's knowledge, there are



                                                     THE TRAVELERS SERIES TRUST
no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.


The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser expects, in the near future, to begin to monitor cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING


The fund is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.


RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.


THE TRAVELERS SERIES TRUST

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.



                                                     THE TRAVELERS SERIES TRUST

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.


THE TRAVELERS SERIES TRUST

Financial Highlights


Pursuant to the approval of the Predecessor Fund's shareholders on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to July 1, 2005, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the fund and the Predecessor Fund for the past five years. The information in the following table for the fiscal year ended October 31, 2005 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following table for the periods prior to the fiscal year ended October 31, 2005, has been derived from the Predecessor Fund's financial statements and was audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.


For a share of capital stock outstanding throughout each year ended October 31.


                                                        SALOMON BROTHERS STRATEGIC
                                                       TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------

                                         2005/(1)/ 2004/(1)/     2003/(1)/ 2002/(1)/     2001/(1)/
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year        $11.16    $11.10        $10.13    $10.27        $ 9.89
--------------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.43      0.48          0.54      0.51/(2)/     0.58
 Net realized and unrealized gain (loss)   (0.14)     0.25          0.93     (0.17)/(2)/    0.48
--------------------------------------------------------------------------------------------------
Total income (loss) from operations         0.29      0.73          1.47      0.34          1.06
--------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.66)    (0.67)        (0.50)    (0.48)        (0.68)
--------------------------------------------------------------------------------------------------
Total distributions                        (0.66)    (0.67)        (0.50)    (0.48)        (0.68)
--------------------------------------------------------------------------------------------------
Net asset value, end of year              $10.79    $11.16        $11.10    $10.13        $10.27
--------------------------------------------------------------------------------------------------
Total return/(3)/                           2.67%     6.83%        15.10%     3.36%        10.99%
--------------------------------------------------------------------------------------------------
Net assets, end of year (millions)           $14       $17           $21       $21           $18
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   1.42%     1.24%/(4)/    1.20%     1.24%         1.23%
 Net investment income                      3.96%     4.47%         5.06%     4.95%/(2)/    5.69%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                       42%*      42%*          68%*     385%          448%
--------------------------------------------------------------------------------------------------


(1) Per share amounts have been calculated based on average shares outstanding during the year.

(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended
    October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.52, $(0.18) and 5.04%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(4) The investment manager waived a portion of its management fee for the year ended October 31, 2004. If such fee were not waived, the actual expense ratio would have been 1.25%

* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 498%, 414% and 376% for the years ended October 31, 2005, 2004 and 2003, respectively.



THE TRAVELERS SERIES TRUST

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One CityPlace, Hartford CT 06103.


Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

            Salomon Brothers Strategic Total Return Bond Portfolio



(Investment Company Act file no. 811-6465)

The Travelers Series Trust

PROSPECTUS


MARCH 1, 2006


STRATEGIC EQUITY PORTFOLIO


   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

   Contents



The Travelers Series Trust (the "Trust") consists of 28 Separate Investment Funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 28 funds offers different levels of potential return and involves different levels of risk.



                                                              Page
             -----------------------------------------------------
             Investments, Risks and Performance..............   2
             More on the Fund's Investments and Related Risks   5
             Management......................................   8
             Share Transactions..............................   9
             Share Price.....................................  11
             Dividends, Distributions and Taxes..............  12
             Financial Highlights............................  13
             -----------------------------------------------------

Investments, Risks and Performance

Strategic Equity Portfolio


 Investment objective

 Capital appreciation

 Principal investment strategies


 Key investments: Fidelity Management & Research Company ("FMR"), the fund's subadviser, normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in common stocks.


 FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.


 Additional investments: For information on the fund's additional investments and related risks, please read pages 5-7.


--------------------------------------------------------------------------------

                               Selection process

                               FMR is not constrained to any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

                               FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The Travelers Series Trust

Principal risks of investing in the fund

While investing in growth and value securities can bring benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. Stock markets decline.
.. Value and/or growth stocks are temporarily out of favor.
.. An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.
.. The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
.. Key economic trends become materially unfavorable.
.. Changes in economic conditions that lead lower quality securities to have a weakened capacity to make principal and interest payments.


The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


Shareholder notice:

The following policy is subject to change only upon 60 days' prior notice to shareholders: the fund normally invests at least 80% of its assets in equity securities.

--------------------------------------------------------------------------------


                                                     The Travelers Series Trust

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS AND RISK RETURN TABLE BELOW FOR THE PERIOD OF JANUARY 1, 1996 THROUGH JUNE 30, 2005 IS FOR THE FUND'S PREDECESSOR FUND, STRATEGIC EQUITY PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND, INC. ("PREDECESSOR FUND"). ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND. THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES. ON SEPTEMBER 15, 2003, FMR SUCCEEDED ALLIANCE CAPITAL MANAGEMENT L.P. AS SUBADVISER TO THE FUND.


QUARTERLY RETURNS: Highest: 31.22% in 4th quarter 1998; Lowest: -21.34% in 3rd quarter 2001

RISK RETURN BAR CHART

                                    [CHART]

                                 % Total Return


 1996    1997    1998    1999    2000     2001   2002    2003    2004   2005
 ----    ----    ----    ----    ----     ----   ----    ----    ----   ----
29.41%  29.02%  29.05%  32.25%  -18.22% -13.35% -33.57% 32.54%  10.23%  2.03%

                       Calendar years ended December 31

TOTAL RETURN
THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.
--------------------------------------------------------------------------------
 RISK RETURN TABLE
 This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)
                 Inception Date    1 year    Five years    Ten years
Fund                6/16/94         2.03%      -3.02%        7.17%
S&P 500 Index                       4.91%       0.54%        9.07%


COMPARATIVE PERFORMANCE
THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE S&P 500 INDEX. THE S&P 500 INDEX IS A MARKET-VALUE WEIGHTED INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
--------------------------------------------------------------------------------
 FEE TABLE

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
            Maximum sales charge on purchases                            N/A
            Maximum deferred sales charge on redemptions                 N/A
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
                     Management fees                                   0.80%
                Distribution and service (12b-1) fees                   None
                     Other expenses                                    0.05%
                 Total annual fund operating expenses                  0.85%

FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

--------------------------------------------------------------------------------
 EXAMPLE


NUMBER OF YEARS YOU OWNED YOUR SHARES 1 YEAR 3 YEARS 5 YEARS 10 YEARS
         Your costs would be           $87    $272    $473    $1,052


The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends without a sales charge
                     . The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     . Your investment has a 5% return each year--the of a 5% return is required by the Securities and Exchange Commission ("SEC") for
                      purposes of this example and is not a prediction of the fund's future performance
                     . Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THIS EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.


THE TRAVELERS SERIES TRUST

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES


------------------------------------------------------------------------------------------------------------------------
The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective
and its principal investment strat-
egies and risks. This section pro-
vides some additional
information about the fund's in-
vestments and certain investment
management techniques the fund
may use. More information about
the fund's investments and
portfolio management techniques,
some of which entail risk, is in-
cluded in the Statement of Addi-
tional Information ("SAI"). To
find out how to obtain an SAI,
please turn to the back cover of
this prospectus.

Although the fund invests primar-
ily in U.S. equity securities, it may
also invest in foreign securities.
------------------------------------------------------------------------------------------------------------------------

EQUITY INVESTMENTS                    Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-
                                      counter (OTC) common and preferred stocks, warrants, rights, convertible secu-
                                      rities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
------------------------------------------------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS              Subject to its particular investment policies, the fund may, to a limited extent, invest in fixed income securities. Fixed income investments include bonds, notes
                                      (including structured notes), mortgage-backed securities, asset-backed secu-
                                      rities, convertible securities, Eurodollar and Yankee dollar instruments, pre-
                                      ferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the
                                      U.S. government, its agencies, authorities, instrumentalities or sponsored enter-
                                      prises; state and municipal governments; supranational organizations; and for-
                                      eign governments and their political subdivisions.

                                      Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                      The fund may invest in these securities primarily for their capital appreciation potential.
------------------------------------------------------------------------------------------------------------------------



                                                     THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------------

CREDIT QUALITY              If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase. The fund's credit standards also ap-
                            ply to counterparties to OTC derivatives contracts.
-----------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES Securities are investment grade if:

                            .They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            .They have received a comparable short-term or other rating.
                            .They are unrated securities that the subadviser believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

HIGH YIELD, LOWER QUALITY   The fund may invest in fixed income securities that are high yield, lower quality
SECURITIES (JUNK BONDS)     securities (junk bonds) rated by a rating organization below its top four long term rating categories or unrated securities determined by the subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly lever-
                            aged and have difficulty servicing their debt, especially during prolonged eco-
                            nomic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorat-
                            ing issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

FOREIGN INVESTMENTS         The fund may invest in foreign securities.

                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability, more limited availability of accurate information about foreign issues, and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                            The Economic and Monetary Union (EMU) and the introduction of a single
                            European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

------------------------------------------------------------------------------------------------------------

DERIVATIVES AND HEDGING The fund may, but need not, use derivative contracts, such as futures and op-
TECHNIQUES              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        .As a substitute for buying or selling securities
                        .To enhance the fund's return
                        .As a cash flow management technique

                        A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more secu-
                        rities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate ex-
                        posure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on de-
                        rivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. De-
                        rivatives can also make the fund less liquid and harder to value, especially in declining markets.
------------------------------------------------------------------------------------------------------------

DEFENSIVE INVESTING     In response to market, economic, political, or other conditions, FMR may tempo-
                        rarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.
------------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
------------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS      The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.

                        The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities de-
                        scribed in this Prospectus or in the SAI. Also note that there are many other fac-
                        tors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
------------------------------------------------------------------------------------------------------------



                                                     THE TRAVELERS SERIES TRUST

Management


The Manager


Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

Travelers Investment Adviser Inc.


Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly owned subsidiary of Citigroup Inc. TIA is located at One Cityplace, Hartford, CT 06103. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion as of December 31, 2005. Please see "Recent Developments" section below.


The fees TIA receives from the fund for its services are as follows:


------------------------------------------------------------------------------
                           Actual management fee
                           paid for the fiscal year  Contractual management
                           ended October 31, 2005    fee
                           (as a percentage          (as a percentage
                           of the fund's             of the fund's
Fund                       average daily net assets) average daily net assets)
------------------------------------------------------------------------------
Strategic Equity Portfolio           0.80%                     0.80%
------------------------------------------------------------------------------


The Portfolio Manager


The fund's investments are selected by a subadviser which is supervised by TIA. The subadviser is FMR. The table below sets forth the name and business experience of the fund's portfolio manager. Please see the "Recent Developments" section below.


Fund                       Portfolio Manager              Business Experience
Strategic Equity Portfolio Adam Hetnarski                 Vice President and Portfolio
                           (since September 15, 2003)     Manager, Fidelity Management &
                           Fidelity Management & Research Research Company. Mr. Hetnarski
                           Company                        joined Fidelity Management &
                           82 Devonshire Street Boston,   Research Company in 1991. Since
                           MA 02109                       joining Fidelity Management &
                                                          Research Company, he has worked
                                                          as a research analyst and
                                                          portfolio manager.
-----------------------------------------------------------------------------------------


Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and
(c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.



The Travelers Series Trust

ADMINISTRATOR AND TRANSFER AGENT


TIA serves as the fund's administrator. TIA has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIA on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent on behalf of the fund.

ADDITIONAL INFORMATION ABOUT THE SUBADVISER

FMR, located at 82 Devonshire Street, Boston, Massachusetts 02109, acts as the subadviser for the fund. As of December 31, 2005, FMR Co. had over $1 trillion in total assets under management.


RECENT DEVELOPMENTS


On January 25, 2006, the Board of Trustees of the Trust approved a proposal to reorganize the fund into the FI Large Cap Portfolio, a new series of the Metropolitan Series Fund, Inc. created to take over the assets of Large Cap Portfolio, a series of the Trust. Subject to the approval of the shareholders of the fund, the reorganization is expected to be completed on or about May 1, 2006. MetLife Advisers, LLC will be the investment adviser for FI Large Cap Portfolio. FI Large Cap Portfolio will pay MetLife Advisers, LLC a monthly investment advisory fee at the annual rate of 0.80% of the fund's average daily net assets up to $250 million, 0.75% of such assets over $250 million up to $750 million, and 0.70% of such assets over $750 million. MetLife Advisers, LLC may, at its discretion, reduce or waive its fee or reimburse the fund for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, MetLife Advisers, LLC may also reduce or cease these voluntary waivers and reimbursements at any time.

Facts about MetLife Advisers, LLC:

       . MetLife Advisers, LLC is an affiliate of Metropolitan Life Insurance
         Company, a New York life insurance company.
       . MetLife Advisers, LLC manages a family of investment portfolios sold primarily to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $29 billion as of December 31, 2005.
       . MetLife Advisers, LLC is located at 501 Boylston Street, Boston,
         Massachusetts 02116.

FMR will be the subadviser to FI Large Cap Portfolio. Pursuant to a Subadvisory Agreement with MetLife Advisers, LLC, FMR continuously furnishes an investment program for the fund, makes day-to-day investment decisions on behalf of the FI Large Cap Portfolio, and arranges for the execution of FI Large Cap Portfolio transactions.

For more information about FMR, see the section above titled "Additional Information About the Subadviser."

Bahaa Fam will be the portfolio manager of FI Large Cap Portfolio. Mr. Fam is the group head of Institutional Growth Group and vice-president of the subadviser. He joined Fidelity in 1994.


Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.


The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the



                                                     THE TRAVELERS SERIES TRUST
investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

Market timing


The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser expects, in the near future, to begin to monitor cash flows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the trust's ability to detect and deter market timing

The funds are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the


The Travelers Series Trust

Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.


Risks associated with market timing generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are


                                                     The Travelers Series Trust
not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.


The Travelers Series Trust

Financial Highlights


Subject to the approval of the Predecessor Fund's shareholders, on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to July 1, 2005, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the Predecessor Fund for the past five years. The information in the following table for the fiscal year ended October 31, 2005 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following table for the periods prior to the fiscal year ended October 31, 2005, has been derived from the Predecessor Fund's financial statements and was audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.


For a share of capital stock outstanding throughout each year ended October 31.


                                                     STRATEGIC EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------

                                         2005/(1)/ 2004         2003     2002      2001
--------------------------------------------------------------------------------------------
Net asset value, beginning of year        $16.44   $15.16       $12.59   $ 16.67   $ 28.63
--------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)               0.21     0.14        (0.03)     0.04      0.07
 Net realized and unrealized gain (loss)    0.92     1.14         2.62     (4.05)    (8.60)
--------------------------------------------------------------------------------------------
Total income (loss) from operations         1.13     1.28         2.59     (4.01)    (8.53)
--------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.24)      --        (0.02)    (0.07)    (0.05)
 Net realized gains                           --       --           --        --     (3.38)
--------------------------------------------------------------------------------------------
Total distributions                        (0.24)      --        (0.02)    (0.07)    (3.43)
--------------------------------------------------------------------------------------------
Net asset value, end of year              $17.33   $16.44       $15.16   $ 12.59   $ 16.67
--------------------------------------------------------------------------------------------
Total return/(1)/                           6.85%    8.44%       20.57%   (24.05)%  (32.05)%
--------------------------------------------------------------------------------------------
Net assets, end of year (millions)          $449     $508         $550      $516      $845
--------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.85%    0.85%/(3)/   0.84%     0.83%     0.82%
 Net investment income (loss)               1.23%    0.81%       (0.20)%    0.19%     0.31%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                      220%     213%         167%      100%       46%
--------------------------------------------------------------------------------------------


(1) Per share amounts based on average shares outstanding during the year.
(2) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.
(3) The investment manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.



                                                     THE TRAVELERS SERIES TRUST

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One Cityplace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                          Strategic Equity Portfolio


(Investment Company Act file no. 811-6465)
L-24530

The Travelers Series Trust

PROSPECTUS


MARCH 1, 2006


TRAVELERS MANAGED INCOME PORTFOLIO


   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

   CONTENTS



THE TRAVELERS SERIES TRUST (THE "TRUST") CONSISTS OF 28 SEPARATE INVESTMENT FUNDS, EACH WITH ITS OWN INVESTMENT OBJECTIVE AND POLICIES. THIS PROSPECTUS RELATES TO ONE OF THOSE FUNDS. EACH OF THE 28 FUNDS OFFERS DIFFERENT LEVELS OF POTENTIAL RETURN AND INVOLVES DIFFERENT LEVELS OF RISK.



                                                              PAGE
             -----------------------------------------------------
             INVESTMENTS, RISKS AND PERFORMANCE..............   2
             MORE ON THE FUND'S INVESTMENTS AND RELATED RISKS   5
             MANAGEMENT......................................   9
             SHARE TRANSACTIONS..............................  11
             SHARE PRICE.....................................  13
             DIVIDENDS, DISTRIBUTIONS AND TAXES..............  14
             FINANCIAL HIGHLIGHTS............................  15
             -----------------------------------------------------

INVESTMENTS, RISKS AND PERFORMANCE

Travelers Managed Income Portfolio


 INVESTMENT OBJECTIVE

 High current income consistent with prudent risk of capital.

 PRINCIPAL INVESTMENT STRATEGIES


 KEY INVESTMENTS: The fund invests primarily in U.S. corporate debt obligations and U.S. government securities, including mortgage- and asset-backed securities, but may also invest to a limited extent in foreign issuers.


 CREDIT QUALITY The fund invests primarily in investment grade obligations. Up to 35% of the fund's assets may be invested in below investment grade obligations with no minimum rating.

 DURATION At least 65% of the fund's assets are invested in securities having durations of 10 years or less. The fund's average portfolio duration will vary between 2 to 5 years depending on the manager's outlook for interest rates.


 ADDITIONAL INVESTMENTS: For information on the fund's additional investments and related risks, please read pages 5-8.


--------------------------------------------------------------------------------

                               SELECTION PROCESS


                               The subadviser uses a three step "top down" investment approach to selecting investments for the fund by identifying undervalued sectors and individual securities. Specifically, the subadviser:

                               . Determines appropriate sector and maturity
                                 weightings based on the subadviser's
                                 intermediate and long-term assessments of broad economic and interest rate trends

                               . Uses fundamental research methods to identify
                                 undervalued sectors of the government and corporate debt markets and adjusts portfolio positions to take advantage of new information
                               . Analyzes yield maturity, issue classification
                                 and quality characteristics to identify
                                 individual securities that present what the manager considers the optimal balance of potential return and manageable risk

THE TRAVELERS SERIES TRUST

PRINCIPAL RISKS OF INVESTING IN THE FUND

While investing in debt securities can bring added benefits, it may also involve risks. Investors could lose money in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
.. Interest rates go up, causing the prices of debt securities in the fund to fall.
.. As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
.. As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.

.. The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.


The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.


The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


--------------------------------------------------------------------------------


                                                     THE TRAVELERS SERIES TRUST

FUND PERFORMANCE

THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.
THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW IS FOR THE FUND'S PREDECESSOR, TRAVELERS MANAGED INCOME PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND, INC. ("PREDECESSOR FUND"), FOR PERIODS PRIOR TO JULY 1, 2005. ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND.

QUARTERLY RETURNS: Highest: 3.56% in 2nd quarter 1997; Lowest: -2.39% in 1st quarter 1996

RISK RETURN BAR CHART

                                    [CHART]

                               % Total Return

 1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 2.93%   9.72%   5.07%   0.89%   7.89%   6.74%   2.19%   8.43%   2.85%   1.37%

                          Calendar years ended December 31


TOTAL RETURN
THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.
--------------------------------------------------------------------------------
 RISK RETURN TABLE
 This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.


AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)
                                               Inception Date 1 year Five years Ten years
Fund                                              6/16/94      1.37%    4.28%     4.76%
Lehman Brothers Intermediate Government/Credit
 Bond Index                                                    2.34%    6.10%     6.17%

COMPARATIVE PERFORMANCE
THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/ CREDIT BOND INDEX ("LEHMAN BROTHERS INDEX"), FORMERLY KNOWN AS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, A BROAD-BASED UNMANAGED INDEX OF BONDS ISSUED BY THE U.S. GOVERNMENT AND ITS AGENCIES AS WELL AS CERTAIN CORPORATE ISSUERS. THE LEHMAN BROTHERS INDEX IS UNMANAGED AND IS NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES OF A MUTUAL FUND. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
--------------------------------------------------------------------------------
 FEE TABLE

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
            Maximum sales charge on purchases                            N/A
            Maximum deferred sales charge on redemptions                 N/A
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
                     Management fees                                   0.65%
                Distribution and service (12b-1) fees                   None
                     Other expenses                                    0.04%
                 Total annual fund operating expenses                  0.69%

FEES AND EXPENSES
THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN
SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.
THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.
--------------------------------------------------------------------------------
 EXAMPLE


NUMBER OF YEARS YOU OWNED YOUR SHARES 1 YEAR 3 YEARS 5 YEARS 10 YEARS
         Your costs would be           $71    $221    $385     $861



The example assumes: .You invest $10,000 for the period shown
                     .You reinvest all distributions and dividends without a sales charge
                     .The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     .Your investment has a 5% return each year--the assumption of a
                      5% return is required by the Securities and Exchange Commission
                      ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     .Redemption of your shares at the end of the period



THE TRAVELERS SERIES TRUST

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES


---------------------------------------------------------------------------------------------------------------------------

The section entitled "Investments,
Risks and Performance" describes
the fund's investment objectives
and its principal investment strat-
egies and risks. This section pro-
vides some additional information
about the fund's investments and
certain investment management
techniques the fund may use.
More information about the
fund's investments and portfolio
management techniques, some of
which entail risk, is included in
the Statement of Additional In-
formation ("SAI"). To find out
how to obtain an SAI, please turn
to the back cover of this pro-
spectus.

The fund may invest up to 35% of its
total assets in non-investment grade
debt obligations, commonly known
as "junk bonds." The fund may also
invest up to 35% of its total assets in
fixed-income obligations having
durations longer than 10 years and
invest up to 25% of its assets in asset-
backed and mortgage- backed secu-
rities, including CMOs.
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS                 The fund invests in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-
                                         backed securities, convertible securities, Eurodollar and Yankee dollar instru-
                                         ments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or spon-
                                         sored enterprises; state and municipal governments; supranational orga-
                                         nizations; and foreign governments and their political subdivisions.

                                         Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                         The fund may invest in mortgage-backed and asset-backed securities.

                                         Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.
                                         Asset-backed securities represent participations in, or are secured by and pay-
                                         able from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.
---------------------------------------------------------------------------------------------------------------------------



                                                     THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------------------

CREDIT QUALITY              If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating.
                            The fund's credit standards also apply to counterparties to OTC derivatives contracts.
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES Securities are investment grade if:

                            .They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            .They have received a comparable short-term or other rating.
                            .They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------------

HIGH YIELD, LOWER QUALITY   The fund may invest in fixed income securities that are high yield, lower quality
SECURITIES                  securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are vola-
                            tile and may go down due to market perceptions of deteriorating issuer credit-
                            worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in declining markets.
-----------------------------------------------------------------------------------------------------------------------

FOREIGN INVESTMENTS         The fund may invest up to 20% of its assets in foreign securities.

                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                            The Economic and Monetary Union (EMU) and the introduction of a single
                            European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits; however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------------

Sovereign government and The fund may invest in all types of fixed income securities of governmental is-
supranational debt       suers in all countries, including emerging markets. These sovereign debt secu-
                         rities may include:

                         .Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                         .Participations in loans between emerging market governments and financial institutions.
                         .Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.
                         .Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                         .Brady Bonds
                         .Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                         .Fixed income securities issued by supranational entities such as the World
                          Bank or the European Union (a supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)
-----------------------------------------------------------------------------------------------------------------

Derivatives and hedging  The fund may, but need not, use derivative contracts, such as futures and options on
techniques               securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                         .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                         .As a substitute for buying or selling securities
                         .To enhance the fund's return
                         .As a cash flow management technique

                         A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. There-
                         fore, using derivatives can disproportionately increase losses and reduce oppor-
                         tunities for gains when stock prices, currency rates or interest rates are changing.
                         The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.
-----------------------------------------------------------------------------------------------------------------

Securities lending       The fund may engage in securities lending to increase its net investment in-
                         come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
-----------------------------------------------------------------------------------------------------------------


                                                     The Travelers Series Trust

--------------------------------------------------------------------------------------------------------

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt secu-
                    rities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
--------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER  The fund may engage in active and frequent trading to achieve its principal in-
                    vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
--------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS  The fund's policies and procedures with respect to the disclosure of the fund's portfolio securities are described in the SAI.

                    The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities de-
                    scribed in this Prospectus or in the SAI. Also note that there are many other fac-
                    tors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
--------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

Management


THE MANAGERS

Travelers Asset Management International Company LLC ("TAMIC" or the "Manager") is the fund's manager. TAMIC has engaged a subadviser to select investments for the fund.


TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC


Effective July 1, 2005, TAMIC became an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TAMIC was an indirect wholly owned subsidiary of Citigroup Inc. TAMIC managed $4.5 billion in assets as of December 31, 2005, including institutional, pension, corporate and insurance company accounts. TAMIC is located at One Cityplace, Hartford, Connecticut 06103. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for affiliated domestic insurance companies. Please see "Recent Developments" section below.


The fees TAMIC receives from the fund for its services are as follows:


----------------------------------------------------------------------------------
                                   ACTUAL MANAGEMENT FEE
                                   PAID FOR THE FISCAL YEAR
                                   ENDED OCTOBER 31, 2005   CONTRACTUAL MANAGEMENT
                                   (AS A PERCENTAGE OF THE  FEE (AS A PERCENTAGE
                                   FUND'S AVERAGE DAILY NET OF THE FUND'S AVERAGE
                                   ASSETS)                  DAILY NET FUND ASSETS)
----------------------------------------------------------------------------------
Travelers Managed Income Portfolio           0.65%                   0.65%
----------------------------------------------------------------------------------


THE PORTFOLIO MANAGER


The fund's investments are selected by a subadviser, which is supervised by TAMIC. The subadviser is Salomon Brothers Asset Management Inc ("SBAM"). Please see the "Recent Developments" section below.



FUND                     PORTFOLIO MANAGER               BUSINESS EXPERIENCE
TRAVELERS MANAGED INCOME S. KENNETH LEECH (Since 2005)   Chief Investment Officer
PORTFOLIO                SBAM
                         399 Park Avenue
                         New York, New York 10043
                         STEPHEN A. WALSH (Since 2005)   Deputy Chief Investment Officer
                         SBAM
                         399 Park Avenue
                         New York, New York 10043
                         EDWARD A. MOODY (Since 2005)    Portfolio Manager
                         SBAM
                         399 Park Avenue
                         New York, New York 10043
                         CARL L. EICHSTAEDT (Since 2005) Portfolio Manager
                         SBAM
                         399 Park Avenue
                         New York, New York 10043
                         MARK LINDBLOOM (Since 2005)     Portfolio Manager
                         SBAM
                         399 Park Avenue
                         New York, New York 10043



                                                     THE TRAVELERS SERIES TRUST

Effective February 1, 2006, the fund is managed by a team of portfolio managers, sector specialists and other investment professionals who work for both SBAM and Western Asset Management Company ("Western Asset"). The following individuals are responsible for managing the fund's investment portfolio.

Mr. S. Kenneth Leech and Mr. Stephen A. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests.
Mr. Carl Eichstaedt, Mr. Edward Moody and Mr. Mark Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Mr. Leech and Mr. Walsh have been employed as portfolio managers for Western Asset for the past five years. Mr. Leech has been Chief Investment Officer of Western Asset since 1990. Mr. Walsh has been Deputy Chief Investment Officer of Western Asset since 1991.

Mr. Eichstaedt has been a portfolio manager for Western Asset since 1991.

Mr. Moody has been employed as a portfolio manager for Western Asset for the past five years.

Mr.Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of SBAM and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup, Inc. or its predecessor companies since 1986.

Under an exemptive order from the Securities and Exchange Commission, the Manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and
(c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TAMIC is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.


ADMINISTRATOR AND TRANSFER AGENT


TAMIC serves as the fund's administrator. TAMIC has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TAMIC on behalf of the fund has also entered into an agreement with PFPC, Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.


RECENT DEVELOPMENTS


On November 10, 2005, the Board of Trustees of the Trust approved a proposal to reorganize the fund into the BlackRock Bond Income Portfolio of the Metropolitan Series Fund, Inc. Subject to the approval of the shareholders of the fund, the reorganization is expected to be completed on or about May 1, 2006. MetLife Advisers, LLC is the investment adviser for BlackRock Bond Income Portfolio. BlackRock Bond Income Portfolio pays MetLife Advisers, LLC an investment advisory fee at the annual rate of 0.40% for the first $1 billion of the fund's average daily net assets, 0.35% for the next billion, 0.30% for the next billion, and 0.25% for amounts over $3 billion. For the period, May 1, 2005 through April 30, 2006, MetLife Advisers, LLC has contractually agreed to reduce this investment advisory fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion. This reduction continues until the MetLife Advisers, LLC gives notice to the fund, but in no event prior to November 30, 2006.



THE TRAVELERS SERIES TRUST

Facts about MetLife Advisers, LLC:

.. MetLife Advisers, LLC is an affiliate of Metropolitan Life Insurance Company
  ("MetLife").
.. MetLife Advisers, LLC manages a family of investment portfolios sold primarily to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $29 billion as of December 31, 2005.
.. MetLife Advisers, LLC is located at 501 Boylston Street, Boston,
  Massachusetts 02116.

The subadviser to the BlackRock Bond Income Portfolio is BlackRock Advisors, Inc. ("BlackRock Advisors"). Under the terms of the Subadvisory Agreement, BlackRock Advisors is paid by MetLife Advisers, LLC for providing subadvisory services to the BlackRock Bond Income Portfolio. BlackRock Bond Income Portfolio does not pay a fee to BlackRock Advisors.

Facts about the BlackRock Advisors:

.. BlackRock Advisors has been providing investment management services since
  1994.
.. BlackRock Advisors is a wholly-owned subsidiary of BlackRock, Inc. BlackRock,
  Inc. is a majority- owned indirect subsidiary of The PNC Financial Services Group, Inc.
.. BlackRock, Inc. had approximately $453 billion of assets under management as of December 31, 2005.
.. BlackRock Advisors is located at 100 Bellevue Parkway, Wilmington, DE 19809.

BlackRock Advisors uses a multiple portfolio manager system under which the fund is divided into several segments.

The portfolio managers who are jointly and primarily responsible for the day-to-day management of the BlackRock Bond Income Portfolio are Keith Anderson and Scott Amero. Messrs. Anderson and Amero lead BlackRock Advisors's Fixed Income Team. The Fixed Income Team consists of 50 portfolio managers including eight lead sector specialists in major fixed-income sectors, as well as 28 credit research analysts and over 250 quantitative research analysts. The Fixed Income Team uses an approach that leverages the individual expertise of the team members. As part of the portfolio management process, the Fixed Income Team utilizes BlackRock Advisors's risk management analytics to evaluate the composition of BlackRock Bond Income Portfolio.

Keith Anderson, a Managing Director, has been a Managing Director of BlackRock Financial Management, Inc., an affiliate of BlackRock Advisors, since 1988.

Scott Amero, a Managing Director, has been a Managing Director of BlackRock Financial Management, Inc., an affiliate of BlackRock Advisors, since 1990.


Share Transactions

AVAILABILITY OF THE FUND

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.


The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.



                                                     THE TRAVELERS SERIES TRUST

REDEMPTION OF SHARES

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

MARKET TIMING


The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the investment adviser expects, in the near future, to begin to monitor cashflows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the investment adviser may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

LIMITATIONS ON THE TRUST'S ABILITY TO DETECT AND DETER MARKET TIMING


The fund is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.


RISKS ASSOCIATED WITH MARKET TIMING GENERALLY

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts,


THE TRAVELERS SERIES TRUST
may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a fund to sell fund securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.

Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a fund calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.

Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed on the SAI.


The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the Manager.


The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated.


                                                     THE TRAVELERS SERIES TRUST

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.


THE TRAVELERS SERIES TRUST

Financial Highlights


Pursuant to the approval of the Predecessor Fund's shareholders on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to July 1, 2005, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the fund and the Predecessor Fund for the past five years. The information in the following table for the fiscal year ended October 31, 2005 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following table for the periods prior to the fiscal year ended October 31, 2005, has been derived from the Predecessor Fund's financial statements and was audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.


For a share of capital stock outstanding throughout each year ended October 31.




                                                   Travelers Managed Income Portfolio
--------------------------------------------------------------------------------------------------

                                         2005/(1)/ 2004/(1)/     2003/(1)/ 2002/(1)/     2001/(1)/
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year        $11.84    $11.84        $11.38    $12.57        $11.58
--------------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                      0.35      0.36          0.50      0.56/(2)/     0.71
 Net realized and unrealized gain (loss)   (0.31)     0.12          0.69     (1.07)/(2)/    0.83
--------------------------------------------------------------------------------------------------
Total income (loss) from operations         0.04      0.48          1.19     (0.51)         1.54
--------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.55)    (0.48)        (0.68)    (0.63)        (0.55)
 Net realized gains                           --        --         (0.05)    (0.05)           --
--------------------------------------------------------------------------------------------------
Total distributions                        (0.55)    (0.48)        (0.73)    (0.68)        (0.55)
--------------------------------------------------------------------------------------------------
Net asset value, end of year              $11.33    $11.84        $11.84    $11.38        $12.57
--------------------------------------------------------------------------------------------------
Total return/(3)/                           0.35%     4.19%        10.85%    (4.06)%       13.50%
--------------------------------------------------------------------------------------------------
Net assets, end of year (in millions)       $273      $278          $252      $208          $221
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.69%     0.69%/(4)/    0.68%     0.69%         0.68%
 Net investment income                      3.08%     3.10%         4.34%     4.68%/(2)/    5.76%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                       95%      123%          163%      177%          194%
--------------------------------------------------------------------------------------------------


(1) Per share amounts have been calculated based on average shares outstanding during the year.

(2) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended
    October 31, 2002, those amounts would have been $0.60, $(1.11) and 5.02% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(4) The investment Manager waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.



                                                     The Travelers Series Trust

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the funds. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One City Place, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                      Travelers Managed Income Portfolio



(Investment Company Act file no. 811-6465)

The Travelers Series Trust

PROSPECTUS


MARCH 1, 2006


VAN KAMPEN ENTERPRISE PORTFOLIO



   INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE


SHARES OF THE FUND ARE OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS WHICH FUND CERTAIN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

   Contents



The Travelers Series Trust (the "Trust") consists of 28 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those Funds. Each of the 28 funds offers different levels of potential return and involves different levels of risk.



                                                              Page
             -----------------------------------------------------
             Investments, Risks and Performance..............   2
             More on the Fund's Investments and Related Risks   5
             Management......................................   8
             Share Transactions..............................  10
             Share Price.....................................  12
             Dividends, Distributions and Taxes..............  13
             Financial Highlights............................  14
             -----------------------------------------------------

Investments, Risks and Performance

Van Kampen Enterprise Portfolio


 Investment objective

 Capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

 Principal investment strategies


 Key investments: The fund invests primarily in common stocks of growth companies.

 Additional investments: For information on the fund's additional investments and related risks, please read pages 5-7.


--------------------------------------------------------------------------------

                               Selection process

                               The subadviser seeks growth opportunities by investing in any market capitalization range. The subadviser emphasizes growth companies but may also invest in companies in cyclical industries during periods when their securities appear attractive to the subadviser for capital appreciation.

                               The subadviser looks for companies with a combination of strong business fundamentals at an attractive valuation. These characteristics include:

                               . Established records of growth in sales
                               . Established records of growth in earnings
                               . Entering a growth cycle with the expectation
                                 that the stock of the company will increase in value

                               The subadviser may sell a security when it is advisable based on the following factors:

                               . Change in economic or market factors in
                                 general or within a particular industry
                               . Change in market trends or other factors
                                 affecting an individual security
                               . Changes in the relative market performance or
                                 appreciation possibilities of an individual security
                               . Other circumstances relating to the
                                 desirability of a given investment

The Travelers Series Trust

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

.. The U.S. stock market declines.
.. Large, small or medium capitalization companies fall out of favor with investors.
.. An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock or industry. .. The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock or industry proves to be incorrect.
.. Key economic trends become materially unfavorable.

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

.. Have more volatile share prices
.. Have more limited product lines
.. Have fewer capital resources
.. Have more limited management depth
.. Experience sharper swings in market prices

.. Be harder to sell at times and at prices the manager believes appropriate

.. Offer greater potential for gains and losses


Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

The fund's investment objective is not fundamental, and its objective and investment policies may be changed by the Trust's Board of Trustees without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund's investment objective or policies may result in the fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.


--------------------------------------------------------------------------------


                                                     THE TRAVELERS SERIES TRUST

FUND PERFORMANCE

THE PERFORMANCE SHOWN IN THE BAR CHART, QUARTERLY RETURNS, AND RISK RETURN TABLE SHOWN BELOW FOR THE PERIOD JANUARY 1, 1996 THROUGH JUNE 30, 2005 IS FOR THE FUND'S PREDECESSOR FUND, VAN KAMPEN ENTERPRISE PORTFOLIO, A SERIES OF TRAVELERS SERIES FUND, INC. ("PREDECESSOR FUND"). ON JULY 1, 2005, PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION THAT WAS APPROVED BY THE PREDECESSOR FUND'S SHAREHOLDERS, THE FUND ACQUIRED ALL OF THE ASSETS AND ASSUMED ALL OF THE LIABILITIES OF THE PREDECESSOR FUND. THIS BAR CHART INDICATES THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S PERFORMANCE FROM YEAR TO YEAR. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. PERFORMANCE FIGURES DO NOT REFLECT EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. THESE EXPENSES WILL REDUCE PERFORMANCE. PLEASE REFER TO THE SEPARATE ACCOUNT PROSPECTUS FOR MORE INFORMATION ON EXPENSES.


QUARTERLY RETURNS: Highest: 25.03% in 4th quarter 1998; Lowest: -21.73% in 1st quarter 2001

RISK RETURN BAR CHART

                                    [CHART]

                              % Total Return

 1996    1997    1998    1999     2000     2001     2002    2003   2004   2005
 ----    ----    ----    ----     ----     ----     ----    ----   ----   ----
23.04%  28.69%  25.12%  25.93%  -14.65%  -21.25%  -29.35%  25.61%  3.58%  7.80%


Calendar years ended December 31

TOTAL RETURN
THE BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S SHARES FOR EACH OF THE FULL CALENDAR YEARS SINCE ITS INCEPTION.
--------------------------------------------------------------------------------
 RISK RETURN TABLE
 This table assumes redemption of shares at the end of the period and the reinvestment of distributions and dividends.



AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2005)
                 Inception Date    1 year    Five years    Ten years
Fund                6/16/94         7.80%      -4.79%        5.22%
Russell Index                       5.26%      -3.58%        6.73%

COMPARATIVE PERFORMANCE

THIS TABLE INDICATES THE RISK OF INVESTING IN THE FUND BY COMPARING THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS SHOWN TO THAT OF THE RUSSELL 1000 GROWTH INDEX ("RUSSELL INDEX"). THE RUSSELL INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.


--------------------------------------------------------------------------------
 FEE TABLE


SHAREHOLDER FEES (PAID DIRECTLY INTO YOUR INVESTMENT)
            Maximum sales charge on purchases                            N/A
            Maximum deferred sales charge on redemptions                 N/A
ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS A % OF NET ASSETS)
                     Management fees                                   0.70%
                Distribution and service (12b-1) fees                   None
                     Other expenses                                    0.13%
                 Total annual fund operating expenses                  0.83%


FEES AND EXPENSES

THIS TABLE SETS FORTH THE FEES AND EXPENSES YOU WILL PAY IF YOU INVEST IN SHARES OF THE FUND. THESE FEES AND EXPENSES DO NOT REFLECT ANY OF THE FEES AND EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF SUCH FEES WERE INCLUDED, YOUR COSTS WOULD BE HIGHER.

--------------------------------------------------------------------------------
 EXAMPLE


NUMBER OF YEARS YOU OWNED YOUR SHARES 1 YEAR 3 YEARS 5 YEARS 10 YEARS
         Your costs would be           $85    $266    $462    $1,029


The example assumes: . You invest $10,000 for the period shown
                     . You reinvest all distributions and dividends without a sales charge
                     . The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
                     . Your investment has a 5% return each year--the assumption of a
                      5% return is required by the Securities and Exchange Commission
                      ("SEC") for purposes of this example and is not a prediction of the fund's future performance
                     . Redemption of your shares at the end of the period

THIS EXAMPLE HELPS YOU COMPARE THE COST OF INVESTING IN THE FUND WITH OTHER MUTUAL FUNDS. YOUR ACTUAL COST MAY BE HIGHER OR LOWER. THE EXAMPLE DOES NOT INCLUDE EXPENSES INCURRED FROM INVESTING THROUGH A SEPARATE ACCOUNT. IF THE EXAMPLE INCLUDED THESE EXPENSES, THE FIGURES SHOWN WOULD BE HIGHER.


THE TRAVELERS SERIES TRUST

More on the Fund's Investments and Related Risks

ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES


-----------------------------------------------------------------------------------------------------------------------

The section entitled "Investments,
Risks and Performance" describes
the fund's investment objective
and its principal investment strat-
egies and risks. This section pro-
vides some additional
information about the fund's in-
vestments and certain investment
management techniques the fund
may use. More information about
the fund's investments and
portfolio management techniques,
some of which entail risk, is in-
cluded in the Statement of Addi-
tional Information ("SAI"). To
find out how to obtain an SAI,
please turn to the back cover of
this prospectus.
-----------------------------------------------------------------------------------------------------------------------

EQUITY INVESTMENTS                  The fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
-----------------------------------------------------------------------------------------------------------------------

FIXED INCOME INVESTMENTS            The fund may, to a limited extent, invest in fixed income securities. Fixed in-
                                    come investments include bonds, notes (including structured notes), mortgage-
                                    related securities, asset-backed securities, convertible securities, Eurodollar and
                                    Yankee dollar instruments, preferred stocks and money market instruments.
                                    Fixed income securities may be issued by U.S. and foreign corporations or enti-
                                    ties; U.S. and foreign banks; the U.S. government, its agencies, authorities, in-
                                    strumentalities or sponsored enterprises; state and municipal governments;
                                    supranational organizations; and foreign governments and their political sub-
                                    divisions.

                                    Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
-----------------------------------------------------------------------------------------------------------------------



                                                     THE TRAVELERS SERIES TRUST

-----------------------------------------------------------------------------------------------------------------

CREDIT QUALITY              If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating of investment grade. The fund's credit standards also apply to counterparties to OTC derivatives contracts.
-----------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE SECURITIES Securities are investment grade if:

                            .They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            .They have received a comparable short-term or other rating.
                            .They are unrated securities that the manager believes are of comparable quality to investment grade securities.
-----------------------------------------------------------------------------------------------------------------

FOREIGN AND EMERGING MARKET The fund may invest up to 15% of its total assets in foreign securities.
INVESTMENTS
                            Investments in securities of foreign entities and securities quoted or denomi-
                            nated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.
-----------------------------------------------------------------------------------------------------------------

                            Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

                            The Economic and Monetary Union (EMU) and the introduction of a single
                            European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things,
                            EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits however, there are significant risks asso-
                            ciated with EMU. Monetary and economic union on this scale has not been at-
                            tempted before, and there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions.
-----------------------------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

--------------------------------------------------------------------------------------------------------------

DERIVATIVES AND HEDGING The fund may, but need not, use derivative contracts, such as futures and op-
TECHNIQUES              tions on securities, securities indices or currencies; options on these futures;
                        forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                        .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                        .As a substitute for buying or selling securities
                        .To enhance the fund's return
                        .As a cash flow management technique

                        A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. There-
                        fore, using derivatives can disproportionately increase losses and reduce oppor-
                        tunities for gains when stock prices, currency rates or interest rates are changing.
                        The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.
--------------------------------------------------------------------------------------------------------------

SECURITIES LENDING      The fund may engage in securities lending to increase its net investment in-
                        come. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.
--------------------------------------------------------------------------------------------------------------

DEFENSIVE INVESTING     The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instrument and short-term debt secu-
                        rities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.
--------------------------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER      The fund may engage in active and frequent trading to achieve its principal in-
                        vestment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.
--------------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS      The fund's policies and procedures with respect to the disclosure of the fund's port-
                        folio securities are described in the SAI.

                        The fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.
--------------------------------------------------------------------------------------------------------------




                                                     THE TRAVELERS SERIES TRUST

Management


THE MANAGER


Travelers Investment Adviser Inc. ("TIA" or the "manager") is the fund's manager. TIA has engaged a subadviser to select investments for the fund.

TRAVELERS INVESTMENT ADVISER INC.


Effective July 1, 2005, TIA is an indirect wholly owned subsidiary of MetLife, Inc. TIA is located at One Cityplace, Hartford, CT 06103. Prior to that date, TIA was an indirect wholly-owned subsidiary of Citigroup Inc. TIA acts as investment manager to investment companies having aggregate assets of approximately $2.3 billion as of December 31, 2005. Please see the "Recent Developments" section below.


Fees TIA receives from the fund for its services are as follows:


-----------------------------------------------------------------------------------
                                ACTUAL MANAGEMENT FEE
                                PAID FOR THE FISCAL YEAR  CONTRACTUAL MANAGEMENT
                                ENDED OCTOBER 31, 2005    FEE
                                (AS A PERCENTAGE          (AS A PERCENTAGE
                                OF THE FUND'S             OF THE FUND'S
FUND                            AVERAGE DAILY NET ASSETS) AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio           0.70%                     0.70%
-----------------------------------------------------------------------------------


THE PORTFOLIO MANAGER


The fund's investments are selected by a subadviser which is supervised by TIA. The subadviser is Van Kampen Asset Management Inc. The table below sets forth the names and business experience of the fund's portfolio managers. Please see "Recent Developments" section below.



FUND                  PORTFOLIO MANAGER                        BUSINESS EXPERIENCE
VAN KAMPEN ENTERPRISE SYSTEMATIC STRATEGIES GROUP OF VAN
PORTFOLIO             KAMPEN ASSET MANAGEMENT
                      Van Kampen Asset Management
                      1221 Avenue of the Americas
                      New York, NY 10020
                      SANDIP BHAGAT (Team Leader) (since 2004) Managing Director, Van Kampen
                      Van Kampen Asset Management              Asset Management.
                      FENG CHANG (since 2004)                  Executive Director, Van Kampen
                      Van Kampen Asset Management              Asset Management.
                      KEVIN JUNG (since 2004)                  Executive Director, Van Kampen
                      Van Kampen Asset Management              Asset Management.
                      LEAH MODIGLIANI (since 2004)             Executive Director, Van Kampen
                      Van Kampen Asset Management              Asset Management
                      HOOMAN YAGHOOBI (since 2004)             Executive Director, Van Kampen
                      Van Kampen Asset Management              Asset Management
---------------------------------------------------------------------------------------------



THE TRAVELERS SERIES TRUST

Under an exemptive order from the Securities and Exchange Commission, the manager, subject to certain conditions, and without the approval of shareholders may: (a) employ a new unaffiliated investment subadviser for the fund pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser; or as an additional subadviser; or as a new subadviser where no subadviser had previously been retained; (b) change the terms of any investment subadvisory agreement; and
(c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the subadviser. When a new or replacement subadviser is retained, shareholders will receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement. TIA is responsible for overseeing these subadvisers and for making recommendations to the Board of Trustees relating to hiring and replacing subadvisers.


ADMINISTRATOR AND TRANSFER AGENT


TIA serves as the fund's administrator. TIA has entered into a sub-administrative service agreement with State Street Bank and Trust Company to perform the fund's administrative, pricing and bookkeeping services. TIA on behalf of the fund has also entered into an agreement with PFPC Inc. ("PFPC") whereby PFPC acts as the fund's transfer agent.


ADDITIONAL INFORMATION ABOUT THE SUBADVISER


Van Kampen Asset Management ("VKAM") is a wholly-owned subsidiary of Van Kampen Investments ("Van Kampen") and an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen is a diversified asset management company with more than 3 million retail investor accounts, extensive capabilities for managing institutional portfolios. As of December 31, 2005, VKAM, together with its affiliated asset management companies, had approximately $434 billion in assets under management. The offices of Van Kampen Asset Management are located at 1221 Avenue of the Americas, New York, NY 10020.


RECENT DEVELOPMENTS


On November 20, 2005, the Board of Trustees of the Trust approved a proposal to reorganize the fund into the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc. Subject to the approval of the shareholders of the fund, the reorganization is expected to be completed on or about May 1, 2006. MetLife Advisers, LLC is the investment adviser for Capital Guardian U.S. Equity Portfolio. Capital Guardian U.S. Equity Portfolio pays MetLife Advisers, LLC an investment advisory fee at the annual rate of 0.70% for the first $200 million of the fund's average daily net assets, 0.65% for the next $300 million, 0.60% for the next $1.5 billion, and 0.55% for amounts over $2 billion.

   Facts about MetLife Advisers, LLC:

     . MetLife Advisers, LLC is an affiliate of Metropolitan Life Insurance
       Company ("MetLife").
     . MetLife Advisers, LLC manages a family of investment portfolios sold primarily to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $29 billion as of December 31, 2005.
     . MetLife Advisers, LLC is located at 501 Boylston Street, Boston,
       Massachusetts 02116.

The subadviser to the Capital Guardian U.S. Equity Portfolio is Capital Guardian Trust Company ("Capital Guardian"). Under the terms of the Subadvisory Agreement, Capital Guardian is paid by MetLife Advisers, LLC for providing subadvisory services to the Capital Guardian U.S. Equity Portfolio. Capital Guardian U.S. Equity Portfolio does not pay a fee to Capital Guardian.

   Facts about the Capital Guardian:

     . Capital Guardian has been providing investment management services since
       1968.
     . Capital Guardian is an indirect wholly-owned subsidiary of The Capital
       Group Companies, Inc.
     . Capital Guardian had assets under management of approximately $162.1 billion as of December 31, 2005.
     . Capital Guardian is located at 333 South Hope Street, Los Angeles,
       California 90071.



                                                     THE TRAVELERS SERIES TRUST

Capital Guardian uses a multiple portfolio manager system under which Capital Guardian U.S. Equity Portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selections as well as valuation and transaction assessment. An additional portion of the Portfolio is managed by a group of investment research analysts.

The individual portfolio managers of each segment of the Portfolio, other than that managed by the group of research analysts, are as follows:

Michael Erickson is a Senior Vice President and portfolio manager for Capital Guardian and a Senior Vice President and Director for Capital International Limited. He joined the Capital Guardian organization in 1987.

David Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian. He joined the Capital Guardian organization in 1969.

Theodore Samuels is a Senior Vice President and a Director for Capital Guardian, as well as a Director of Capital International Research, Inc. He joined the Capital Guardian organization in 1981.

Eugene Stein is an Executive Vice President, a Director and Chairman of Capital Guardian, as well as Chairman of Capital Guardian's Investment Committee. He joined the Capital Guardian organization in 1972.

Terry Berkemeier is a Vice President of Capital International Research, Inc. with U.S. equity portfolio management responsibility in Capital Guardian and research responsibilities for the global metals and mining industries. He joined the Capital Guardian organization in 1992.

Alan J. Wilson is a Vice President of Capital International Research, Inc. and has research responsibilities covering U.S. oil services and household products. He joined the Capital Guardian organization in 1991.

Karen Miller is a Senior Vice President and Director of Capital International Research, Inc. She joined the Capital Guardian organization in 1990.


Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.


The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund's shareholders.


Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though


The Travelers Series Trust
redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange ("NYSE") is closed or as permitted by the SEC in extraordinary circumstances.

Market timing


The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in fund shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a fund's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. The Trust reserves the right to reject or limit all or part of any purchase order for any reason.

The Trust requires that the insurance company separate accounts that invest in the funds have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the manager expects, in the near future, to begin to monitor cash flows of certain funds identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each fund, conduct certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager's ability to manage the fund. Under certain circumstances, the manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in fund shares and there is evidence of market timing in that separate account, the Trust or any of its funds may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its funds. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the trust's ability to detect and deter market timing


The fund is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of fund shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Some of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.


Risks associated with market timing generally


While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of fund shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the fund's assets. Frequent trading may be disruptive if it makes it difficult for a fund to implement its long-term investment strategies, for example by causing the fund to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it



                                                     The Travelers Series Trust
forces a fund to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a fund to incur increased expenses. For example, as a result of such frequent trading, a fund may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect fund performance.


Associated with an investment in a fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Funds that may be adversely affected by price arbitrage include those funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.


A fund that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the funds expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of fund shareholders.


Share Price

The fund's net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.


The Board of Trustees has approved procedures to be used to value the fund's securities for the purposes of determining the fund's net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the fund to the manager.


The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund's currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the fund's Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the fund's board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment's fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or


The Travelers Series Trust
quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.


                                                     The Travelers Series Trust

Financial Highlights


Pursuant to the approval of the Predecessor Fund's shareholders on July 1, 2005, the fund acquired all the assets and assumed all the liabilities of the Predecessor Fund. Prior to July 1, 2005, the fund had no investment operations. Under these circumstances, the fund is required to present financial information of the Predecessor Fund.

The financial highlights table is intended to help you understand the performance of the fund and the Predecessor Fund for the past five years. The information in the following table for the fiscal year ended October 31, 2005 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report (available upon request). The information in the following table for the periods prior to the fiscal year ended October 31, 2005, has been derived from the Predecessor Fund's financial statements and was audited by another independent registered public accounting firm. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of the fund assuming reinvestment of all dividends and distributions. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.


For a share of capital stock outstanding throughout each year ended October 31.


                                                  VAN KAMPEN ENTERPRISE PORTFOLIO
-------------------------------------------------------------------------------------------

                                         2005/(1)/ 2004         2003    2002      2001
-------------------------------------------------------------------------------------------
Net asset value, beginning of year        $11.02   $11.03       $ 9.40  $ 11.81   $ 25.60
-------------------------------------------------------------------------------------------
Income (loss) operations:
 Net investment income (loss)               0.05     0.03         0.01     0.05      0.03
 Net realized and unrealized gain (loss)    1.10    (0.02)        1.67    (2.42)    (9.05)
-------------------------------------------------------------------------------------------
Total income (loss) from operations         1.15     0.01         1.68    (2.37)    (9.02)
-------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                     (0.06)   (0.02)       (0.05)   (0.04)    (0.00)*
 Net realized gains                           --       --           --       --     (4.77)
-------------------------------------------------------------------------------------------
Total distributions                        (0.06)   (0.02)       (0.05)   (0.04)    (4.77)
-------------------------------------------------------------------------------------------
Net asset value, end of year              $12.11   $11.02       $11.03  $  9.40   $ 11.81
-------------------------------------------------------------------------------------------
Total return/(2)/                          10.48%    0.05%       17.93%  (20.07)%  (37.52)%
-------------------------------------------------------------------------------------------
Net assets, end of year (millions)           $71      $79          $97     $100      $165
-------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                   0.83%    0.80%/(3)/   0.80%    0.76%     0.74%
 Net investment income (loss)               0.45%    0.26%        0.13%    0.30%     0.18%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                       57%     157%         123%      87%      107%
-------------------------------------------------------------------------------------------

*  Amount represents less than $0.01 per share.

(1) Per share amounts based on average shares outstanding during the year.
(2) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.
(3) The investment adviser waived a portion of its management fee for the year ended October 31, 2004. The actual expense ratio did not change due to these waivers.



THE TRAVELERS SERIES TRUST

The Travelers Series Trust

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance.

Statement of additional information. The Statement of Additional Information
(SAI) provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-9368 or writing to The Travelers Series Trust, One CityPlace, Hartford, CT 06103.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

                        Van Kampen Enterprise Portfolio





(Investment Company Act file no. 811-6465)

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE TRAVELERS SERIES TRUST

                        CONVERTIBLE SECURITIES PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                               LARGE CAP PORTFOLIO
                     MONDRIAN INTERNATIONAL STOCK PORTFOLIO
                (FORMERLY, LAZARD INTERNATIONAL STOCK PORTFOLIO)
                          MFS MID CAP GROWTH PORTFOLIO
                               MFS VALUE PORTFOLIO
                        MERCURY LARGE CAP CORE PORTFOLIO
               (FORMERLY, MERRILL LYNCH LARGE CAP CORE PORTFOLIO)
                             PIONEER FUND PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                  ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)
                         PIONEER MID CAP VALUE PORTFOLIO
                           STRATEGIC EQUITY PORTFOLIO
                       AIM CAPITAL APPRECIATION PORTFOLIO
                         VAN KAMPEN ENTERPRISE PORTFOLIO
                           MFS TOTAL RETURN PORTFOLIO
             SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO
                       TRAVELERS MANAGED INCOME PORTFOLIO
                       PIONEER STRATEGIC INCOME PORTFOLIO
                 STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO
                  STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO
                MANAGED ALLOCATION SERIES: CONSERVATIVE PORTFOLIO
                  MANAGED ALLOCATION SERIES: MODERATE PORTFOLIO
           MANAGED ALLOCATION SERIES: MODERATE-CONSERVATIVE PORTFOLIO
            MANAGED ALLOCATION SERIES: MODERATE-AGGRESSIVE PORTFOLIO
                 MANAGED ALLOCATION SERIES: AGGRESSIVE PORTFOLIO

                                 March 1, 2006



This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the Travelers Series Trust's prospectuses dated March 1, 2006 and the October 31, 2005 annual shareholder report for AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio. This SAI is incorporated by reference into the prospectus and is legally a part of the prospectus. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                  One Cityplace
                           Hartford, Connecticut 06103
                      Phone number 800-842-9368 (toll free)
or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

Fund History..............................................................
Investment Objectives, Policies, Risks and Certain Restrictions...........
Investment Restrictions...................................................
Valuation and Pricing.....................................................
Distributions.............................................................
Trustees and Officers.....................................................
Code of Ethics............................................................
Declaration of Trust......................................................
Investment Advisory Services..............................................
Redemptions in Kind.......................................................
Brokerage.................................................................
Portfolio Turnover Rate...................................................
Fund Administration.......................................................
Shareholder Rights........................................................
Federal Tax Status of the Funds...........................................
Performance...............................................................
Disclosure of Portfolio Holdings..........................................
Financial Statements......................................................
Additional Information....................................................
Appendix A Ratings........................................................   A-1
Appendix B Proxy Voting Policies and Procedures...........................   B-1

                                  FUND HISTORY

The Travelers Series Trust ("Trust") is registered with the Securities and Exchange Commission ("SEC"), as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of Massachusetts. Effective July 1, 2005, the Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Travelers Managed Income Portfolio and Pioneer Strategic Income Portfolio, formerly series of Travelers Series Fund Inc., became series of the Trust.

An Agreement and Declaration of Trust dated October 11, 1991 (the "Declaration of Trust") authorizes the Board of Trustees ("Board") to divide the Trust's shares into two or more series related to separate investment portfolios ("Funds") and further allows the Board to establish additional series at any time.

         INVESTMENT OBJECTIVES, POLICIES, RISKS AND CERTAIN RESTRICTIONS

The Trust is currently divided into multiple Funds, each with its own investment objective, policies and restrictions. Each Fund, except MFS Mid Cap Growth Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Managed Allocation Series: Conservative Portfolio, Moderate Portfolio, Moderate-Conservative Portfolio, Moderate-Aggressive Portfolio, and Aggressive Portfolio, is diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that a Fund will achieve its investment objective.

Each Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that an owner selected as appropriate at the time of investment.

This SAI supplements the information contained in, and should be read with, The Travelers Series Trust's prospectuses dated March 1, 2006, and the October 31, 2005 annual shareholder report for AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio.

Listed below for quick reference are the other types of investments that each Fund may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Funds' investments and investment techniques follows the chart.

                                             CONVERTIBLE
                                              SECURITIES    DISCIPLINED      EQUITY       FEDERATED     FEDERATED
INVESTMENT TECHNIQUE                          PORTFOLIO       MID CAP        INCOME       HIGH YIELD      STOCK
-----------------------------------------   -------------  -------------  ------------  -------------  ------------
  American Depositary Receipts                    X                             X             X             X
  Asset-Backed Mortgage Securities                X                             X             X             X
  Bankers' Acceptances                            X              X              X             X             X
  Buying Put and Call Options                     X              X              X             X             X
  Certificates of Deposit                         X              X              X             X             X
  Commercial Paper                                X              X              X             X             X
  Convertible Securities                          X                             X             X             X
  Corporate Asset-Backed Securities               X                             X             X             X
  Debt Securities                                 X              X              X             X             X
  Emerging Market Securities                      X                             X             X             X
  Equity Securities                               X              X              X             X             X
  Floating & Variable Rate Instruments            X              X              X             X             X
  Foreign Securities                              X                             X             X             X
  Forward Contracts on Foreign Currency                                         X             X
  Futures Contracts                               X              X              X             X             X
  High-Yield, High-Risk Bonds                                                   X             X             X
  Illiquid Securities                             X              X              X             X             X
  Indexed Securities                              X                             X             X
  Index Futures Contracts                         X              X              X                           X
  Investment Company Securities                   X              X              X             X             X
  Investment in Unseasoned Companies              X              X              X             X             X
  Lending Portfolio Securities                    X              X              X             X             X
  Letters of Credit                               X              X              X             X             X
  Loan Participations                                                           X             X             X
  Options on Foreign Currencies                                                 X             X
  Options on Index Futures Contracts              X              X              X                           X
  Options on Stock Indices                                       X              X                           X
  Options on Securities                                                                       X
  Other Direct Indebtedness                                                     X             X             X
  Real Estate-Related Instruments                 X              X              X             X             X
  Repurchase Agreements                           X              X              X             X             X
  Reverse Repurchase Agreements                   X              X              X             X             X
  Short Sales "Against the Box"                   X                             X             X             X
  Short-Term Money Market Instruments             X              X              X             X             X
  Swap Agreements                                                               X             X
  Temporary Bank Borrowing                        X              X              X             X             X
  U.S. Government Securities                      X              X              X             X             X
  Variable Amount Master Demand Notes             X              X              X             X             X
  When-Issued & Delayed Delivery
   Securities                                     X              X              X             X             X
  Writing Covered Call Options                    X              X              X             X             X

                                                                                           PIONEER      TRAVELERS
                                             AIM CAPITAL     STRATEGIC      MFS TOTAL     STRATEGIC      MANAGED
INVESTMENT TECHNIQUE                        APPRECIATION      EQUITY         RETURN        INCOME        INCOME
-----------------------------------------   -------------  -------------  ------------  -------------  ------------
  American Depositary Receipts                    X              X              X             X              X
  Asset-Backed Mortgage Securities                X              X              X             X              X
  Bankers' Acceptances                            X              X              X             X              X
  Buying Put and Call Options                     X              X              X             X
  Certificates of Deposit                         X              X              X             X              X
  Commercial Paper                                X              X              X             X              X
  Convertible Securities                          X              X              X             X              X
  Corporate Asset-Backed Securities               X              X              X             X              X
  Debt Securities                                 X              X              X             X              X
  Emerging Market Securities                      X              X              X             X              X
  Equity Securities                               X              X              X             X              X
  Floating & Variable Rate Instruments
  Foreign Securities                              X              X              X             X              X
  Forward Contracts on Foreign Currency           X              X              X             X              X
  Futures Contracts                               X              X              X             X              X
  High-Yield, High-Risk Bonds                                    X              X             X              X
  Illiquid Securities                             X              X              X             X              X
  Indexed Securities
  Index Futures Contracts                         X              X              X             X              X
  Investment Company Securities                   X              X              X             X
  Investment in Unseasoned Companies              X
  Lending Portfolio Securities                    X              X              X             X              X
  Letters of Credit
  Loan Participations                                            X              X             X              X
  Options on Foreign Currencies                   X              X              X             X              X
  Options on Index Futures Contracts              X              X              X             X              X
  Options on Stock Indices                        X              X              X             X              X
  Options on Securities                           X              X              X             X              X
  Other Direct Indebtedness                                      X              X             X
  Real Estate-Related Instruments                 X              X              X             X              X
  Repurchase Agreements                           X              X              X             X              X
  Reverse Repurchase Agreements                   X
  Short Sales "Against the Box"                   X              X              X             X
  Short-Term Money Market Instruments             X              X              X             X              X
  Swap Agreements                                 X              X              X             X
  Temporary Bank Borrowing                        X              X              X             X              X
  U.S. Government Securities                      X              X              X             X              X
  Variable Amount Master Demand Notes
  When-Issued & Delayed Delivery
   Securities                                     X              X              X             X              X
  Writing Covered Call Options                    X              X              X             X

                                                           SALOMON BROTHERS
                                                           STRATEGIC TOTAL
                                            VAN KAMPEN      RETURN BOND
INVESTMENT TECHNIQUE                        ENTERPRISE       PORTFOLIO
---------------------------------------   --------------  ------------------
  American Depositary Receipts                  X                X
  Asset-Backed Mortgage Securities              X                X
  Bankers' Acceptances                          X                X
  Buying Put and Call Options                   X                X
  Certificates of Deposit                       X                X
  Commercial Paper                              X                X
  Convertible Securities                        X                X
  Corporate Asset-Backed Securities             X                X
  Debt Securities                               X                X
  Emerging Market Securities                    X                X
  Equity Securities                             X                X
  Floating & Variable Rate Instruments
  Foreign Securities                            X                X
  Forward Contracts on Foreign Currency         X                X
  Futures Contracts                             X                X
  High-Yield, High-Risk Bonds                                    X
  Illiquid Securities                           X                X
  Indexed Securities
  Index Futures Contracts                       X                X
  Investment Company Securities                 X                X
  Investment in Unseasoned Companies            X
  Lending Portfolio Securities                  X                X
  Letters of Credit
  Loan Participations                                            X
  Options on Foreign Currencies                 X                X
  Options on Index Futures Contracts            X                X
  Options on Stock Indices                      X                X
  Options on Securities                         X                X
  Other Direct Indebtedness                                      X
  Real Estate-Related Instruments
  Repurchase Agreements                         X                X
  Reverse Repurchase Agreements                                  X
  Short Sales "Against the Box"                 X                X
  Short-Term Money Market Instruments           X                X
  Swap Agreements                               X                X
  Temporary Bank Borrowing                      X                X
  U.S. Government Securities                    X                X
  Variable Amount Master Demand Notes
  When-Issued & Delayed Delivery
   Securities                                                    X
  Writing Covered Call Options                  X                X

                                                          MONDRIAN          MFS
                                                        INTERNATIONAL     MID CAP        MFS
INVESTMENT TECHNIQUE                       LARGE CAP        STOCK         GROWTH        VALUE
---------------------------------------   -----------  ---------------  -----------  ------------
  American Depositary Receipts                 X              X              X            X
  Asset-Backed Mortgage Securities             X              X                           X
  Bankers' Acceptances                         X              X              X            X
  Buying Put and Call Options                  X              X              X            X
  Certificates of Deposit                      X              X              X            X
  Commercial Paper                             X              X              X            X
  Convertible Securities                       X              X              X            X
  Corporate Asset-Backed Securities            X                                          X
  Debt Securities                              X              X              X            X
  Emerging Market Securities                   X              X              X            X
  Equity Securities                            X              X              X            X
  Floating & Variable Rate Instruments         X              X              X            X
  Foreign Securities                           X              X              X            X
  Forward Contracts on Foreign Currency        X              X              X            X
  Futures Contracts                            X              X              X            X
  High-Yield, High-Risk Bonds                  X                             X            X
  Illiquid Securities                          X              X              X            X
  Indexed Securities                           X              X                           X
  Index Futures Contracts                      X              X              X            X
  Investment Company Securities                X              X              X            X
  Investment in Unseasoned Companies           X              X              X            X
  Lending Portfolio Securities                 X              X              X            X
  Letters of Credit                            X              X              X            X
  Loan Participations                          X                                          X
  Options on Foreign Currencies                X              X              X            X
  Options on Index Futures Contracts           X              X              X            X
  Options on Stock Indices                     X              X              X            X
  Options on Securities
  Other Direct Indebtedness                    X                                          X
  Real Estate-Related Instruments              X              X              X            X
  Repurchase Agreements                        X              X              X            X
  Reverse Repurchase Agreements                X              X              X
  Short Sales "Against the Box"                X              X                           X
  Short-Term Money Market Instruments          X              X              X            X
  Swap Agreements                              X              X                           X
  Temporary Bank Borrowing                     X              X              X            X
  U.S. Government Securities                   X              X              X            X
  Variable Amount Master Demand Notes          X              X              X            X
  When-Issued & Delayed Delivery
   Securities                                  X              X              X            X
  Writing Covered Call Options                 X              X              X            X

                                            MERCURY     TRAVELERS       U.S.        PIONEER     ZERO COUPON
                                           LARGE CAP     QUALITY       GOV'T         FUND           BOND
INVESTMENT TECHNIQUE                          CORE         BOND      SECURITIES    PORTFOLIO    SERIES 2005
---------------------------------------   -----------  -----------  ------------  -----------  -------------
  American Depositary Receipts                 X            X                          X             X
  Asset-Backed Mortgage Securities             X            X            X             X             X
  Bankers' Acceptances                         X            X            X             X             X
  Buying Put and Call Options                  X                         X             X             X
  Certificates of Deposit                      X            X            X             X             X
  Commercial Paper                             X            X            X             X             X
  Convertible Securities                       X            X                          X             X
  Corporate Asset-Backed Securities                         X                          X             X
  Debt Securities                              X            X            X             X             X
  Emerging Market Securities                   X                                       X             X
  Equity Securities                            X            X                          X             X
  Floating & Variable Rate Instruments         X            X            X             X             X
  Foreign Securities                           X            X                          X             X
  Forward Contracts on Foreign Currency        X                                       X
  Futures Contracts                            X            X            X             X             X
  High-Yield, High-Risk Bonds                  X            X                          X
  Illiquid Securities                          X            X            X             X             X
  Indexed Securities                           X            X                          X
  Index Futures Contracts                      X            X            X             X             X
  Investment Company Securities                X            X            X             X             X
  Investment in Unseasoned Companies           X            X                          X             X
  Lending Portfolio Securities                 X            X            X             X
  Letters of Credit                            X            X            X             X
  Loan Participations                                                                  X
  Options on Foreign Currencies                X                                       X
  Options on Index Futures Contracts           X            X            X             X             X
  Options on Stock Indices                     X                                       X
  Options on Securities
  Other Direct Indebtedness                    X
  Real Estate-Related Instruments              X            X            X             X             X
  Repurchase Agreements                        X            X            X             X             X
  Reverse Repurchase Agreements                             X            X             X
  Short Sales "Against the Box"                X                                       X
  Short-Term Money Market Instruments          X            X            X             X             X
  Swap Agreements                                                                      X
  Temporary Bank Borrowing                     X            X            X             X             X
  U.S. Government Securities                   X            X            X             X             X
  Variable Amount Master Demand Notes          X            X            X             X             X
  When-Issued & Delayed Delivery
   Securities                                  X            X            X             X             X
  Writing Covered Call Options                 X                         X             X             X

                                                                           STYLE FOCUS
                                                           STYLE FOCUS       SERIES:
                                           PIONEER MID    SERIES: SMALL     SMALL CAP
                                            CAP VALUE       CAP GROWTH        VALUE
INVESTMENT TECHNIQUE                        PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------   -------------  ---------------  -------------
  American Depositary Receipts                 X                X               X
  Asset-Backed Mortgage Securities
  Bankers' Acceptances
  Buying Put and Call Options                  X                X               X
  Certificates of Deposit                      X
  Commercial Paper                                              X               X
  Convertible Securities                       X                X               X
  Corporate Asset-Backed Securities
  Debt Securities                              X                X               X
  Emerging Market Securities                   X
  Equity Securities                            X                X               X
  Floating & Variable Rate Instruments
  Foreign Securities                           X                X               X
  Forward Contracts on Foreign Currency        X                X               X
  Futures Contracts                            X                X               X
  High-Yield, High-Risk Bonds
  Illiquid Securities                          X                X               X
  Indexed Securities                           X                X               X
  Index Futures Contracts                      X
  Investment Company Securities
  Investment in Unseasoned Companies           X                X               X
  Lending Portfolio Securities                 X                X               X
  Letters of Credit
  Loan Participations
  Options on Foreign Currencies                X                X               X
  Options on Index Futures Contracts           X                X               X
  Options on Stock Indices                     X                X               X
  Options on Securities                        X                X               X
  Other Direct Indebtedness                    X                X               X
  Real Estate-Related Instruments              X
  Repurchase Agreements                        X                X               X
  Reverse Repurchase Agreements                X                X               X
  Short Sales "Against the Box"
  Short-Term Money Market Instruments          X
  Swap Agreements
  Temporary Bank Borrowing
  U.S. Government Securities                   X                X               X
  Variable Amount Master Demand Notes
  When-Issued & Delayed Delivery
   Securities                                  X                X               X
  Writing Covered Call Options                 X                X               X

The Managed Allocation Series: Conservative Portfolio, Moderate Portfolio, Moderate-Conservative Portfolio, Moderate-Aggressive Portfolio and Aggressive Portfolio invest in the securities of other investment companies ("Underlying Funds") and cash, or cash equivalent instruments. The Underlying Funds may invest in some or all of the investments and use some or all of the investment techniques described in this SAI.

The following section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

SHORT-TERM MONEY MARKET INSTRUMENTS. Certain Funds, may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments are those with remaining maturities of 397 days or less and may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Subadviser to be of comparable quality to those rated obligations which may be purchased by the Portfolios.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Funds do not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Funds do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., a Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which a Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by certain Funds must have been accepted by U.S. Commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER. Commercial paper is short-term unsecured promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually issued with a maturity of not more than nine months. The Funds' investments in commercial paper are limited to those rated in the top two categories. See the Appendix for information with respect to ratings for commercial paper, as well as other debt and equity securities.

U.S. GOVERNMENT SECURITIES. As used in this SAI, "U.S. government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, a Fund will invest in those U.S. government securities only when the Fund's investment adviser, or sub-adviser, determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Certain Funds may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is certain Funds' customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser or subadviser intends for the Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. A Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, a Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Funds do not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when a Fund commits to purchase a security on a when-issued basis, the adviser or subadviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers believe that purchasing securities in this manner can be advantageous to the Funds. However, this practice entails certain additional risks, including the default of the counterparty on its obligations to deliver the security as scheduled. In this event, a Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser and subadvisers employ a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement. In addition, when-issued transactions will expose a Fund to the risk of fluctuations in the value of the securities it has committed to purchase.

FLOATING AND VARIABLE RATE INSTRUMENTS: Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Funds' right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Funds elect to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Funds' custodian, subject to a subcustodian agreement approved by the Fund between that bank and the Funds' custodian.

The floating and variable rate obligations that the Funds may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE AMOUNT MASTER DEMAND NOTES: Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. Also, there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the advisers or subadvisers will consider the earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, each Fund will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by the adviser or subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, a Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by a Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by a Fund may have maturities of more than one year, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, a Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, an adviser or subadviser considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial interest rate for several years and then a higher rate until maturity. They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Fund has received no cash. Certain federal tax law income and capital-gain distribution requirements may have an adverse effect on a Fund to the extent it invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on a Fund to the extent that it invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level that should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

STOCKS. Certain Funds expect to remain fully invested in common stocks to the extent practicable, and are therefore subject to the general risk of the stock market. The value of a Fund's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. Certain Funds also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies. Moreover, Funds may invest in stocks of growth-oriented companies that intend to reinvest earnings rather than pay dividends. A Fund may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the possible lack of publicly available information about the company, which may be due to their relatively short operating record as a public company.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of a Fund, investing substantially in emerging growth companies, therefore, are subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

INTERESTS IN OTHER LIMITED LIABILITY ENTITIES. Limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities that are similar to common or preferred stock.

CONVERTIBLE SECURITIES (ALL PORTFOLIOS EXCEPT CONVERTIBLE SECURITIES PORTFOLIO). Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible securities enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the subordination, however, convertible securities typically have lower ratings than similar non-convertible debt securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible securities or preferred stock with warrants or stock call options giving the purchaser the right to acquire the issuer's common stock. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by a Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Certain funds may also participate in Private Investment in Public Entities ("PIPEs"). In a PIPE financing transaction, the Fund acquires restricted shares of a public company at a significant discount to the market price (typically ten to 20 percent) of its publicly-traded stock. The company then registers the resale of the restricted shares, allowing the Fund, as a PIPE investor to sell the shares into the public market. The two main types of PIPEs are traditional and structured. In a traditional PIPE, stock, either common or preferred, is issued at a set price to raise capital for the issuer, while a structured PIPE issues convertible debt (common or preferred shares).

CONVERTIBLE SECURITIES (CONVERTIBLE SECURITIES PORTFOLIO ONLY). Convertible Securities, hereby defined as equity securities and not subject to any rating requirements for fixed income securities contained herein, are corporate bonds, notes or preferred shares that are convertible or exchangeable at a stated price or rate into or for the common stock or other equity interest of the issuer. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. As the market price of the underlying common stock declines the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock.

Convertible securities are investments that provide a generally more stable stream of income with higher yields than common stocks. However, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations.

Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally are subordinated to other similar but non-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two or more distinct securities that together attempt to replicate the characteristics of a convertible security. Synthetic convertible securities combine non-convertible bonds or preferred stock with common stock, warrants or stock call options. The options that form a portion of the synthetic convertible are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The components of a synthetic convertible generally are not offered as a unit but may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the others to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Certain Funds may invest in debt obligations which involve equity features such as warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

DEBT SECURITIES. Debt securities held by a Fund may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but may have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

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Certain Funds may invest in corporate debt obligations that may be rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and AAA, AA, or A for Moody's) (see the Appendix for more information) or, if unrated, of comparable quality and may have speculative characteristics or be speculative. There is no minimum acceptable rating for a security to be purchased or held by certain Funds, and a Fund may, from time to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of the restructuring, holders of lower-rated securities may receive less principal and interest than they had expected at the time such bonds were purchased. In the event of a restructuring, a Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

A Fund may own zero coupon bonds and pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities as opposed to cash. The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if a Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rate, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. A Fund's adviser or subadviser will follow certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques may include:

     CREDIT RESEARCH. The adviser or subadviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend

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

     coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

     DIVERSIFICATION. A Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

     ECONOMIC ANALYSIS. The adviser or subadviser will also analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by a Fund investing in these bonds of its investment objective may be more dependent on the credit analysis of the bonds than would be the case if the Fund invested exclusively in higher-rated bonds.

EXCHANGE-TRADED FINANCIAL FUTURES. Certain Funds may use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to take or make delivery of an amount of cash based on the difference in the value of a specified index of stock at a future date from its value when the contract was written. Similarly, an interest rate futures contract provides for the future sale and purchase of a specified amount of a particular debt security at a specified price and date.

A Fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, the Portfolio will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the Portfolio's investments in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Portfolio will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, a Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

STOCK INDEX FUTURES CONTRACTS. Certain Funds may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. A Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Funds also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In addition to the risks described in the Prospectus, the use of futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases a stock index futures contract or option on such a futures contract used may be based on a stock index the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of futures contracts and options thereon may not necessarily correspond exactly to the price movements of the securities and indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, careful management of these strategies can minimize these risks. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Funds intend to establish positions in futures contracts only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e., terminate) a particular futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Funds' assets posted as margin in connection with these transactions as permitted under the 1940 Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, the adviser or subadviser will use futures contracts and options thereon only when it believes the overall does not increase the risks to which a Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

BUYING PUT AND CALL OPTIONS. Certain Funds may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. A Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

A Fund pays a premium in exchange for the right to purchase (call) or sell (put) a security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

A Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

A Fund uses put and call options for hedging purposes only. The adviser or subadviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account. Similarly, the adviser or subadviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the adviser or subadviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

WRITING COVERED CALL OPTIONS. Certain Funds may write or sell covered call options. Certain Funds may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures or as a defensive measure. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

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


The Funds may only write "covered" options. This means that as long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option, or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits a Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option that it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair a Fund's ability to use such options to achieve its investment objectives.

WRITING COVERED PUT OPTIONS. Certain Funds may write put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option, which increases the Fund's return. The Fund will write only covered put options, which means that so long as the Fund is obligated as the writer of the option it will have placed and maintained cash, U.S. government securities or other liquid securities with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. The Fund may engage in closing transactions to terminate put options that it has written.

SECURITIES INDEX OPTIONS

In seeking to hedge all or a portion of its investments, a Fund may purchase put and call options and may write covered call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund's portfolio. Some of the Funds may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write options on securities indices that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to an adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. No such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when an adviser desires that a Fund engage in such a transaction.

YIELD CURVE OPTIONS. Certain Funds may enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, the Fund may purchase or write such options for hedging purposes. For example, the Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The Fund may also purchase or write yield curve options for other than hedging purposes (I.E., in an effort to increase its current income) if, in the judgment of management, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent that was not anticipated. Yield curve options written by the Fund will be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and, because they have been only recently introduced, established trading markets for these securities have not yet developed.

SWAPS. Swaps are contracts in which counterparties agree to pay each other the returns derived from underlying assets with differing characteristics. Swaps generally do not involve the delivery of the underlying assets by the counterparties and the counterparties might not own the underlying assets. The payments are usually made on a net basis, which means that on any given day, a Fund would receive or pay only the amount by which its payments under the agreement is less than or exceeds the amount of the counterparty's payments. Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements. They are sophisticated instruments that take many forms and are known by a number of names. Types of SWAPS that certain Funds may invest in include:

Interest Rate SWAPS: are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of Interest (which fluctuates) on a $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on a $10 million principal amount.

CAPS or FLOORS: are contracts in which one party agrees to make payments only if an interest rate or index goes above (CAP) or below (FLOOR) a certain level in return for a fee from the other party.

Credit Default SWAPS: where the seller of the SWAP is required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party on the debt obligation. In return, the seller receives from the counterparty a periodic stream of payments over the term of the contract provided that no default event has occurred. If no default occurs, the seller keeps the stream of payments and would have no payment obligations. A fund that is a seller of such SWAPS is subject to investment exposure on the notional amount of the SWAP. A fund that is a buyer of such SWAPS is subject to credit risk - that the issuer may default or that the seller may not satisfy its payment obligations.

Total Rate of Return SWAPS: are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

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CREDIT LINKED NOTES. A credit linked note ("CLN") is an instrument in which a special purpose entity (the "Note Issuer") issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to that of a highly rated asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the purchaser will receive a payment equal to (1) the original par amount paid to the Note Issuer, if there was neither a default on the Reference Bond nor a restructuring of the issuer of the Reference Bond, or (2) the value of the Reference Bond, if there has been such a default or restructuring. Depending on the terms of the CLN, it is also possible that the purchaser may be required to take physical delivery of the Reference Bond in the event of a default or restructuring. In addition to being subject to the risks relating to the Reference Bond, the purchaser of a CLN may be subject to the credit risk of the Note Issuer. In addition, there may not be a secondary market for the CLN even though such a market exists for the Reference Board.

FOREIGN AND EMERGING MARKETS SECURITIES. Certain Funds may invest in foreign and/or emerging markets securities. These securities may include U.S. dollar-denominated securities and debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

Certain Funds may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Certain Funds may invest in Brady Bonds, which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the governments of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, Philippines, Poland, Slovenia, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. Investors should recognize that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, E.G., the U.S. bond market.

A Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Subject to their fundamental investment restrictions, certain funds may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the funds to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

Subject to any limit on a Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that a

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Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer a Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other political or financial instability or diplomatic developments may affect the value of a Fund's foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases. Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S. practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S. securities. Foreign settlement procedures and trade regulations may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than comparable domestic securities. Investment in emerging markets may be subject to delays in settlements, resulting in periods when a portion of a Fund's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign securities transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

FOREIGN CURRENCY CONTRACTS. A forward contract is an agreement between two parties where one party is obligated to deliver a stated amount of a particular asset at a specified future time, and the other party is obligated to pay a specified amount for the assets at the time of delivery. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties to the contract. The contracting parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange. Futures contracts on foreign currencies are similar to forward contracts except that they are traded on exchanges and have standardized terms.

The following discussion summarizes the Funds' principal uses of foreign currency futures contracts ("currency contracts"). A Fund may enter into currency contracts with stated contract values of up to the value of the Fund's total net assets. A currency contract is an obligation to buy (sell) an amount of a specified currency for an agreed price, which may be in U.S. dollars or a foreign currency. In the normal course of business, a Fund exchanges foreign currencies for U.S. dollars and for other foreign currencies; it may buy and sell currencies through currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may engage in a "position hedge" whereby it hedges some or all of its investments denominated in a foreign currency (or exposed to foreign currency fluctuations) against a decline in the value of the foreign currency relative to the U.S. dollar by entering into currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in or exposed to that currency. A Fund also may engage in position hedging with a "proxy" currency (one whose performance is expected to replicate or exceed the performance of the foreign currency relative to the U.S. dollar). A Fund also may enter into an "anticipatory" position hedge with respect to a currency when the Fund is considering the purchase or sale of investments denominated in or exposed to that currency. In any of these circumstances, the Fund may enter into a "cross hedge" whereby it uses a currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies.

These types of hedging can minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S.-dollar value of the proceeds of or rates of return on the Fund's foreign securities. It is difficult to match precisely the increase in value of a currency contract to the decline in the U.S.-dollar value of the foreign asset that is the subject of the hedge. Shifting a Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform in a similar manner to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

A Fund will cover outstanding currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the contract or the currency being hedged. To the extent that a Fund is unable to cover its currency contract positions with such securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's foreign contracts' commitments with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting the Fund to buy the amount of foreign currency subject to a currency buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

OPTIONS ON FOREIGN CURRENCIES. As with other kinds of options transactions, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

ILLIQUID SECURITIES. Certain Funds may make investments in illiquid securities in an amount not exceeding 15% of the Fund's net assets. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and may include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances restricted securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Funds will not bear the expense of such registration. In determining securities subject to the percentage limitation, a Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Rule 144A securities are not registered under the 1933 Act, but may be purchased or sold without registration by certain institutional investors, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by a Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

"DOLLAR ROLL" TRANSACTIONS. Certain Funds may enter into "dollar roll" transactions pursuant to which the Fund sells fixed income or mortgage backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (I.E., same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by receipt of a commitment fee.

Since a Fund will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities must satisfy the quality requirements of the Fund and will mature on or before the settlement date on the transaction, management believes that such transactions do not present the risks to the Funds that are associated with other types of leverage. Dollar roll transactions are considered borrowings by the Funds and will be subject to each Fund's overall borrowing limitation. Dollar roll transactions are considered speculative.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time that the Fund enters into a dollar roll transaction, it will place in a segregated account cash or other liquid securities having a value equal to the repurchase price and will subsequently monitor the account to ensure that its value is maintained.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% (100% for Pioneer Fund Portfolio) of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Trustees ("Board"), when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. Each Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% (100% for Pioneer Fund Portfolio) of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

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


In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser. Such transactions may increase fluctuations in a Fund's yield or in the market value of its assets.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, a Fund may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY INVESTMENTS. Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

TEMPORARY BANK BORROWING: Certain Funds may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

LETTERS OF CREDIT: Certain Funds may also engage in trades of municipal obligations, certificates of participation therein, commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Investment Subadviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit-backed investment.

INVESTMENT IN UNSEASONED COMPANIES: Certain Funds may also invest Fund assets in securities of companies that have operated for less than three years, including the operations of predecessors. Except for Equity Income and Large Cap, the Funds have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

REAL ESTATE-RELATED INSTRUMENTS: Some Funds may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES: Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED MORTGAGE SECURITIES: Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase.

Some Funds may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by these Funds may involve revolving credit facilities or other standby financing commitments which obligate the Funds to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Funds may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Some Funds may also invest in assignments of portions of loans from third parties. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. However, since assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

INVESTMENT COMPANY SECURITIES: Some Funds may invest in investment company securities including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investment companies are professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. The expenses would be in addition to those paid by the Fund for similar services. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Generally, the Funds may purchase and sell securities of open and closed-end investment companies subject to the limits prescribed under the 1940 Act.

ELECTRONICALLY TRADED FUNDS: Certain funds may invest in electronically traded funds ("ETFs") that are traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. An ETF is a type of investment company that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the

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trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

..    shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

..    shares of a sampling of the companies (or, for a fixed income ETF, bonds)
that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Instead of cash, creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

INDEXED SECURITIES: Certain Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the Unites States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

SHORT SALES: These are transactions where a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete the transaction, a Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The market price may be more or less than the price at which the security was sold by the Fund. The Fund will suffer a loss if buys back the security at a higher price and the Fund will realize a gain if it buys back the security at a lower price.

SHORT SALES "AGAINST THE BOX": Some Funds may enter into short sales against the box. If a Fund decides to enter into such transitions, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

CONVERTIBLE SECURITIES PORTFOLIO

Convertible Securities Portfolio's investment objective is to seek current income and capital appreciation by investing in convertible securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic convertible securities"). Under normal circumstances, the subadviser invests at least 80% of the Fund's assets in convertible securities ("80% investment policy"). The subadviser may invest up to 35% of the Fund's assets in synthetic convertible securities.

The Fund is not required to sell securities to conform to this 80% limitation and may retain, on a temporary basis, securities received upon conversion of convertible securities or upon exercise of warrants or call options that are components of synthetic convertible securities pending an orderly disposition, to establish long-term holding periods for tax purposes, or for other reasons.

Convertible securities are considered by the subadviser to be equity securities. Other investments are allowed, including, but not limited to, unlimited investments in synthetic convertible securities and in equity and debt securities that are not convertible into common stock, when deemed appropriate by the adviser for temporary defensive purposes and up to 10% of its assets to purchase put options on securities for hedging purposes.

The Fund will not invest in fixed-income securities that are rated lower than B by Moody's or S&P or comparable unrated securities.

In pursuing its objective, Convertible Securities Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

DISCIPLINED MID CAP STOCK PORTFOLIO

Disciplined Mid Cap Stock Portfolio's investment objective is to seek growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks. The subadviser selects stocks of companies with a market capitalization similar to the companies in the S&P Mid-Cap 400 Index ("S&P 400 Index"). The S&P 400 Index is a value-weighted stock index consisting of 400 mid-sized U.S. companies. In order to achieve consistent relative performance, TIMCO manages the portfolio to mirror the overall risk, sector weightings and style characteristics of the S&P 400 Index.

The Fund's active investment strategy focuses primarily on individual stock selection. In selecting the Fund's holdings, the subadviser applies a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the S&P
400. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria are overweighted relative to the benchmark index. In general, the discipline favors stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the S&P 400, they may in fact be more volatile or have a lower return than the benchmark index. Equity securities have historically demonstrated long-term growth in value, but their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

Under normal circumstances, the Fund invests 80% of its assets in companies with a mid size market capitalization ("80% investment policy") The Fund seeks to maintain full exposure to its stock universe. The Fund's investments in exchange-traded stock index futures contracts, to provide equity exposure to the Fund's cash position, are not generally expected to impact more than 20% of the Fund's assets at any one time.

In pursuing its objective, Disciplined Mid Cap Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

EQUITY INCOME PORTFOLIO

Equity Income Portfolio's investment objective is to seek reasonable income. The subadviser normally invests at least 80% of the Fund's assets in equity securities ("80% investment policy"). The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy. The subadviser normally invests primarily in income-producing securities. The subadviser has the flexibility, however, to invest the Fund's assets in all types of domestic and foreign securities, including bonds. When choosing the Fund's investments, the subadviser also considers the potential for capital appreciation.

The value of the Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. The subadviser seeks to spread investment risk by diversifying the Fund's holdings among many companies and industries.

The subadviser normally invests the Fund's assets according to its investment strategy. The Subadviser also reserves the right to invest the Fund's assets without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

ADJUSTING INVESTMENT EXPOSURE. The subadviser may use various techniques such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the subadviser's strategies do not work as intended, the Fund may not achieve its objective.

Equity Income Portfolio currently is subject to the following fundamental investment restrictions. The Fund may not:

          (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result; more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

          (2)  issue senior securities, except as permitted under the 1940 Act;

          (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

          (4) underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

          (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

          (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

          (8) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

          (9) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies.

     . The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     . The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

     . The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions).

     . The Fund does not currently intend to purchase any security if, as a result, more than 15% of its nets assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     . The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 15% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

     . The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by the subadviser or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Fund.

     . The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

FEDERATED HIGH YIELD PORTFOLIO

Federated High Yield Portfolio's investment objective is to seek high current income. The Fund normally invests 80% of its assets in below investment-grade bonds and debt securities ("80% investment policy"). The subadivisor selects a diversified portfolio of fixed income securities. The Fund's investment objective is fundamental.

The Fund invests primarily in fixed-rate corporate debt obligations. The fixed-rate corporate debt obligations in which the Fund may invest are expected to be lower-rated. Permitted investments currently include, but are not limited to, those listed on the chart on Investment Techniques above and the following:

     . corporate debt obligations having fixed or floating rates of interest and that are rated BBB or lower by nationally recognized statistical rating organizations or comparable unrated securities;

     .    preferred stocks;

     .    equipment trust and lease certificates;

     .    zero coupon bonds;

     .    pay-in-kind securities;

     . general obligations of any state, territory, or possession of the United States, or their political subdivisions; and

     . equity securities, including synthetic convertible securities and warrants, rights and options.

Under adverse market conditions or to minimize potential losses, the subadviser may assume a temporary defensive position and invest the Fund's assets in cash, cash items, and shorter-term, higher-quality debt securities.

The Fund is aggressively managed and the bonds in which the Fund invests are considered speculative. Therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a an investment-grade bond fund, conservative equity fund or a growth fund that invests entirely in proven growth equities.

In pursuing its objective, Federated High Yield Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

FEDERATED STOCK PORTFOLIO

Federated Stock Portfolio's investment objective is to provide growth of income and capital by normally investing at least 80% of its assets in equity securities ("80% investment policy"). The subadviser selects a diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. This investment objective cannot be changed without the approval of shareholders.

The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations. The Fund invests primarily in common stocks of companies selected by the subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Ordinarily, these companies are typically leaders in their industries with regard to revenues. Other factors, such as product position or market share, which the subadviser may consider, may outweigh revenues. Other permitted investments include, but are not limited to: preferred stocks, corporate bonds, notes, and warrants of these companies, and ADRs (in an amount of not more than 15% of its assets).

In pursuing its objective, Federated Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

LARGE CAP PORTFOLIO

Large Cap Portfolio's investment objective is to seek long-term growth of capital by investing primarily in securities of companies with large market capitalizations. The Subadviser normally invests at least 80% of the Fund's assets in securities of companies with large market capitalizations ("80% investment policy"). Although a universal definition of large market capitalization companies does not exist, for purposes of this Fund, the subadviser generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index or the Russell 1000 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. The size of companies in each index changes with market conditions and the composition of each index. The Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy. For purposes of its 80% investment policy, FMR intends to measure the capitalization range of the Russell 1000 Index and the S&P 500 Index no less frequently than once a month. The subadviser normally invests the Fund's assets primarily in common stocks.

The subadviser also reserves the right to invest the Fund's assets without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Current holdings and recent investment strategies are described in the Fund's financial reports, which are sent to shareholders twice a year.

ADJUSTING INVESTMENT EXPOSURE. The subadviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the subadviser's strategies do not work as intended, the Fund may not achieve its objective.

In pursuing its objective, Large Cap Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

          (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer, or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

          (2) issue senior securities, except as permitted under the 1940 Act;

          (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

          (4) underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

          (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

          (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

          (8) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

          (9) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies:

     . The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in future contracts and options are not deemed to constitute selling securities short.

     . The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

     . The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions).

     . The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     . The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 15% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

     . The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by the subadviser or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Fund.

     . The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

MONDRIAN INTERNATIONAL STOCK PORTFOLIO (FORMERLY, LAZARD INTERNATIONAL STOCK PORTFOLIO)

Mondrian International Stock Portfolio's investment objective is to seek capital appreciation, by investing, under normal conditions, at least 80% of its assets in equity securities ("80% investment policy"). The Fund's subadviser invests primarily in equity securities of non-U.S. domiciled companies that are located in developed markets. The subadviser's approach in selecting investments is oriented to individual stock selection and the subadviser seeks out securities that are undervalued, based on fundamental analysis.

The Fund may enter into foreign currency exchange forward contracts to hedge against anticipated changes in foreign currency exchange rates. The Fund may invest up to 15% of its assets in foreign fixed-income securities when, in the subadviser's opinion, attractive opportunities exist relative to those available through equities.

When the subadviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies, U.S. government securities, or short-term money market instruments or cash.

In pursuing its objective, Mondrian International Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio's investment objective is to seek to obtain long term growth of capital. It seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies with medium-market capitalization ("80% investment policy"). Medium-market capitalization companies have a market capitalization equal to or exceeding $250 million but not exceeding the top range of the Russell Midcap(TM) Growth Index at the time of the Fund's investment. The Russell Midcap(TM) Growth Index is a widely recognized, unmanaged index of mid-cap common stock prices. The subadviser selects companies that it believes have above-average growth potential.

Consistent with its investment objective, the Fund may invest in up to 10% of its net assets in nonconvertible high-risk, high-yield fixed-income securities that are in the lower rating categories (rated BA or lower by

Moody's or BB or lower by S&P or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (collectively, commonly known as "junk bonds"). Further, the Fund also may invest up to 20% of its net assets in foreign and emerging markets securities that are not traded on a U.S. exchange (not including ADRs). The Fund may also engage in short sales of securities for up to 15% of its net assets.

The Fund is non-diversified. As a result, the amount of the Fund's assets that may be invested in the securities of any one issuer is limited only by the Fund's investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since the Fund may invest a relatively high percentage of its assets in a limited number of issuers, it may be more susceptible to any economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S. government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

In pursuing its objective, MFS Mid Cap Growth Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MFS VALUE PORTFOLIO

MFS Value Portfolio's investment objective is to seek to provide capital appreciation and reasonable income. The Fund invests, under normal circumstances, at least 65% of its net assets in income producing equity securities of companies which MFS believes are undervalued in the market relative to their long-term potential.

MFS uses a bottom-up, as opposed to a top down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis of each issuer (such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the Fund's portfolio managers and MFS large group of equity research analysts.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the restrictions set forth below, the Fund may invest up to 35% of its net assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs.

In pursuing its investment objective, MFS Value Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

MERCURY LARGE CAP PORTFOLIO FUND (FORMERLY, MERRILL LYNCH LARGE CAP PORTFOLIO)

Mercury Large Cap Core Portfolio's investment objective is to seek long term capital growth. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of large cap companies that the subadviser selects from among those that are, at the time of purchase, included in the Russell 1000(R) Index ("80% investment policy"). The Fund may continue to hold a security after it has been removed from the Russell 1000(R) Index. While the investment emphasis is on equities, the Fund may also invest in convertible securities, preferred stock, rights, warrants, U.S. Government debt securities, and to a lesser extent, non-convertible debt securities. Additionally, the Fund may hold assets in cash, cash equivalents, short term securities, in such proportions as the subadviser deems appropriate, based on prevailing market or economic conditions, or for temporary defensive purposes.

The subadviser uses a proprietary, multi-factor quantitative model to look for companies within the Russell 1000(R) Index, that in the subadviser's opinion, are consistent with the investment objective of the Fund. The subadviser seeks to invest in securities believed to be undervalued or ones that show good prospects for earnings growth. The Fund seeks securities such that the sum of the relative (to the S&P 500) price-to earnings ratio and price-to-book ratio for a particular security are between 1.75 and 2.25. In seeking to outperform its benchmark, the Russell 1000(R) Index, the Fund will allocate its common stock investments among sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Index, as those sectors are defined by the S&P 500. Individual holdings generally will be allocated so that no individual security held by the Fund is overweighted in the Fund as compared to its weighting in the Russell 1000(R) Index by more than 1%, and no security is underweighted as compared to its weighting in the Russell 1000(R) Index by more than 1%.

The Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries generally will be no more than two times that sector's weighting in the applicable Russell 1000(R) Index, while its sector allocations to smaller capitalized industries generally will be no more that three times that sector's weighting in the Russell 1000(R) Index. "Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the Russell 1000(R) Index, with any sector representing approximately 10% or more of the index being considered as a "larger" industry. Notwithstanding these guidelines, the Fund reserves the right to invest up to 10% of its total assets in any one sector of the Russell 1000(R) Index and the Fund is not limited to investing only 10% of its assets in any one sector if the guidelines listed above permit a larger allocation. The subadviser is not required to follow these parameters in selecting securities at all times, and is not required to sell securities if they fall outside of these parameters.

In pursuing its objective, Mercury Large Cap Core Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

TRAVELERS QUALITY BOND PORTFOLIO

Travelers Quality Bond Portfolio's investment objective is to seek current income, moderate capital volatility and total return. The Fund normally invests 80% of its assets in investment-grade bonds and debt obligations ("80% investment policy"). Such bonds and obligations include, but not limited to:

     .    treasury bills;

     .    repurchase agreements;

     .    commercial paper and other short term instruments;

     .    bank certificates of deposit and bankers' acceptances; and

     . publicly traded debt securities, including bonds, notes, and debentures; and

     .    equipment trust certificates.

Permissible securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or a different issuer, or participation based on revenues, sales or profits. The subadviser anticipates that the Fund will maintain an average portfolio duration not exceeding five years. In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average duration. Investment in longer-term obligations may be made if the investment adviser concludes that the investment yields justify a longer-term commitment. No more than 25% of the value of the Fund's assets will be invested in any one industry.

The Fund is actively managed, and investments may be sold prior to maturity if the subadviser deems it to be advantageous in light of factors such as market conditions or brokerage costs. While the Fund's investments are generally not listed securities, there are firms that make markets in the type of debt instruments that the Fund holds. The subadviser anticipates no problems of liquidity with the Fund's investments.

From time to time, the Fund may commit to purchase when-issued securities. The Fund also may purchase and sell interest-rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of the portfolio securities.

In pursuing its objective, Travelers Quality Bond Portfolio currently is subject to investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

U.S. GOVERNMENT SECURITIES PORTFOLIO

U.S. Government Securities Portfolio's investment objective is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. To achieve this objective, the Fund normally invests at least 80% of its assets in U.S. government securities, which includes obligations of the U.S. Government and of its agencies, instrumentalities, and government-sponsored enterprises as defined earlier in this SAI ("80% investment policy").

Not all U.S. government securities are backed by the full faith and credit of the United States. For example, obligations issued by Fannie Mae are supported by its right to borrow from the U.S. Treasury. Other U.S. government securities, such as those issued by the Federal Farm Credit Banks Funding Agency, are backed only by the credit of the issuing entity. Although U.S. government securities generally are considered to be high quality, there is no assurance that the U.S. Government would provide financial assistance to an agency, instrumentality or government-sponsored enterprise if it were not obligated by law to do so.

The Fund may purchase put and call options and other instruments and strategies described above, including futures contracts as a hedge against changes in interest rates.

In pursuing the Fund's objective, the subadviser currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

PIONEER FUND PORTFOLIO

Pioneer Fund Portfolio seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities. Most of the Fund's assets are invested in common stocks and other equity securities, primarily of U.S. issuers, such as preferred stocks, depository receipts and securities convertible into common stock, but the Fund may also invest in debt securities and cash equivalent investments. The Fund may not invest more than 10% of its total assets in securities of non-U.S. issuers.

In pursuing its objective, Pioneer Fund Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)

The objective of the Zero Coupon Bond Fund Portfolio is to provide as high an investment return as is consistent with the preservation of capital. The Portfolio's investment objective is fundamental. The Fund matures on the third Friday of December of 2005 (the "Target Date"). On the Portfolio's Target Date, the Portfolio will be converted to cash, which will be transferred to the money market option available under the variable annuity or variable life contract that offers the Fund as an investment option.

The Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future by investing in primarily zero coupon securities that pay no cash income but are acquired by the Fund at substantial discounts from their value at maturity. The Fund may not be appropriate for investors who do not plan to have their premiums invested in Fund shares for the long-term or until maturity.

Under normal circumstances, the subadviser invests at least 80% of the Fund's assets in Zero Coupon securities, a term used collectively for stripped Treasury securities, stripped government securities, stripped corporate securities and stripped Eurodollar obligations and other stripped securities, all described below ("80% investment policy"). Zero Coupon securities may consist of:

          (l) debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. government trust certificates (collectively, "Stripped Treasury Securities") (but currently not anticipated to be in excess of 55% of a Fund's assets);

          (2) other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations" (collectively, "Stripped Government Securities");

          (3) zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate Securities");

          (4) stripped principal obligations and stripped coupons of asset-backed securities, which zero coupon-type securities may exist today or may be developed in the future. These securities may be illiquid and are subject to the 15% limitation for such securities; and

          (5) stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").

The remaining 20% of the Fund's assets may be invested in non-zero coupon securities such as common stock and other equity securities, interest-paying bonds and other debt securities, and money market instruments. In addition, the Fund will not purchase illiquid securities, including restricted or other securities that are not readily marketable (such as repurchase agreements with maturities in excess of seven days) if more than 15% of the Fund's total assets would be invested in such securities.

In pursuing its objective, the Zero Coupon Bond Fund Portfolio follows fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions."

PIONEER MID CAP VALUE PORTFOLIO

The Pioneer Mid Cap Value Portfolio seeks capital appreciation. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-size companies ("80% investment policy"). Mid-size companies are considered to be those with market values within the range of market values of companies included in the Russell Midcap Value Index, which is a widely recognized, unmanaged index of mid-size common stock prices. Equity securities include common stocks, convertible debt and other equity instruments, such as depository receipts, warrants, rights, real estate investment trusts ("REITs") and preferred stocks. The Fund may invest up to 25% of its assets in REITs.

The Fund's subadviser employs a value-driven approach to seek out securities that it believes are selling at substantial discounts to their underlying values with the goal of holding these securities until the market values reflect their intrinsic values. Securities are selected based on potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. The subadviser focuses on the quality and price of individual issuers, not on economic sector or market timing strategies.

Consistent with its objective, the Fund may invest up to 20% of its assets in fixed-income securities, which includes U.S. Government obligations, certificates of deposit, and short-term money market instruments and it may invest up to 25% of its assets in foreign securities, but it will not invest more than 5% of its assets in the securities of emerging markets issuers.

In pursuing its objective, the Pioneer Mid Cap Value Portfolio follows fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions."

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

The Small Cap Growth Portfolio's investment objective is to seek capital appreciation by investing, under normal conditions, at least 80% of its assets in common stocks and other equity securities of small U.S. companies. Small companies are considered to be those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000 Growth Index ("Index"), which is a widely recognized unmanaged index of small company common stock prices.

The Fund uses two subadvisers - TIMCO and Janus Capital Management LLC ("Janus"). Each of the Fund's subadvisers independently chooses and maintains a portfolio of equity securities for the Fund. TAMIC, the adviser, decides the proportion of Fund assets to be managed by each subadviser, but will generally allocate approximately 50% of each day's incoming (or outgoing) assets to each subadviser, and will periodically reallocate assets to maintain a 50/50 split.

Each subadviser uses a different security selection process for its portion of the Fund's assets. However, each buys stocks of small companies that, in the subadviser's opinion, have strong growth potential.

TIMCO uses quantitative analysis to identify stocks in the Index that possess attractive growth or value characteristics, with an emphasis on growth charcteritcs. Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors such as interest rate changes.

Janus applies a "bottom up" approach in choosing investments - looking at companies one at a time to seek out an attractive investment opportunity.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

The Small Cap Value Fund seeks capital appreciation by investing, under normal conditions, at least 80% of its assets in common stocks and other equity securities of small U.S. companies. Small companies are considered to be those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000 Value Index ("Index"), which is a widely recognized unmanaged index of small company common stock prices.

The Fund uses two subadvisers - TIMCO and Dreman Value Management LLC ("Dreman"). Each of the Fund's subadvisers independently chooses and maintains a portfolio of equity securities for the Fund. TAMIC, the adviser, decides the proportion of Fund assets to be managed by each subadviser, but will generally allocate approximately 50% of each day's incoming (or outgoing) assets to each subadviser, and will periodically reallocate assets to maintain a 50/50 split.

Each subadviser uses a different security selection process for its portion of the Fund's assets. However, each buys stocks of small companies that, in the subadviser's opinion, have value characteristics.

TIMCO uses quantitative analysis to identify stocks in the Index that possess attractive value or growth characteristics, with an emphasis on value characteristics. Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors such as interest rate changes.

The Dreman portfolio managers focus their stock selection process on small companies with below market price-to-earnings (P/E) ratios. The managers also identify value opportunities in small companies by low price compared to book value, cash flow and yield. Individual companies are analyzed to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

STRATEGIC EQUITY PORTFOLIO

Fidelity Management & Research Company ("FMR"), the subadviser, normally invests at least 80% of the Fund's assets in equity securities. FMR normally invests the Fund's assets primarily in common stocks.

FMR may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Fund may not achieve its objective.

In pursuing its objectives, Strategic Equity Portfolio follows fundamental investment policies and operating (non-fundamental) investment policies described under "Investment Restrictions."

AIM CAPITAL APPRECIATION PORTFOLIO

The Fund invests principally in common stocks of companies the subadviser believes are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term, growth in earnings and have excellent prospects for future growth. The market prices of many of the securities purchased and held by the Fund may fluctuate more widely than other equity securities of larger, more established companies.

SPECIAL SITUATIONS. Although the Fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investments securities.

The Fund may invest up to 20% of its total assets in foreign securities, including ADRs as well as EDRs and other securities representing underlying securities of foreign issuers as foreign securities for purposes of this limitation.

The Fund may also invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. In addition, the Fund may purchase domestic stock index futures contracts. It may also purchase call options, but not for speculative purposes, and write (sell) covered call options on no more than 25% of the value of its net assets.

In pursuing its objectives, the Fund follows fundamental investment policies and operating (non-fundamental) investment policies described under "Investment Restrictions."

VAN KAMPEN ENTERPRISE PORTFOLIO

The Fund invests primarily in common stocks of growth companies. In addition to common stocks, the Fund may invest in warrants and preferred stocks, and in the securities of other investment companies. The Fund may also invest up to 15% of the value of its total assets in securities of foreign issuers.

The Fund may also holds a portion of its assets in investment grade short-term debt securities in order to provide liquidity. The Fund may also hold investment grade corporate or government bonds. The market prices of such bonds can be expected to vary inversely with changes in prevailing interest rates.

The Fund may invest in options, futures contracts and options thereon in several different ways, depending upon the status of its portfolio and the subadviser's expectations concerning the securities markets. In times of stable or rising stock prices, the Fund generally seeks to obtain maximum exposure to the stock market, I.E., to be "fully invested." Nevertheless, even when the Fund is fully invested, prudent management requires that at least a small portion of assets be available as cash to honor redemption requests and for other short-term needs. The Fund may also have cash on hand that has not yet been invested. The portion of the Fund's assets that is invested in cash equivalents does not fluctuate with stock market prices, so that, in times of rising market prices, the Fund may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, however, the Fund can compensate for the cash portion of its assets and obtain performance equivalent to investing 100% of its assets in equity securities.

If the subadviser anticipates a market decline, the Fund may seek to reduce its exposure to the stock market by increasing its cash position. By selling stock index futures contracts instead of portfolio securities, a similar result may be achieved to the extent that the performance of the stock index futures contracts correlates to the performance of the Fund's securities. Sales of futures contracts could frequently be accomplished more rapidly and at less cost than the actual sale of securities. Once the desired hedged position has been effected, the Fund could then liquidate securities in a more deliberate manner, reducing its futures position simultaneously to maintain the desired balance, or it could maintain the hedged position.

As an alternative to selling futures contracts, the Fund can purchase puts (or futures puts) to hedge the Fund's risk in a declining market. Since the value of a put increases as the underlying security declines below a specified level, the Fund's value is protected against a market decline to the degree the performance of the put correlates with the performance of its investment portfolio. If the market remains stable or advances, the Fund can refrain from exercising the put and its portfolio will participate in the advance, having incurred only the premium cost for the put.

In pursuing its objectives, the Fund follows fundamental investment policies and operating (non-fundamental) investment policies described under "Investment Restrictions."

MFS TOTAL RETURN PORTFOLIO

The Fund's policy is to invest in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. Fixed income securities and equity securities may be held by the Fund. Some fixed income securities may also have a call on common stock by means of a conversion privilege or attached warrants. The Fund may vary the percentage of assets invested in any one type of security in accordance with the subadviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The Fund's debt investments may consist of both "investment grade" securities (rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or better by the Standard & Poor's, a division of The McGraw-Hill Companies, Inc., ("S&P") or Fitch, Inc. ("Fitch"), securities that are unrated, and securities that are rated in the lower ratings categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) (commonly known as "junk bonds"), including up to 20% of its net assets in nonconvertible fixed income securities that are in these lower ratings categories or comparable unrated securities. See Appendix A for a description of these ratings. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities. It is not the Fund's policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the subadviser's own independent and ongoing review of credit quality.

As noted above, the Fund invests in unrated and lower-rated corporate debt securities, commonly known as "junk bonds." The Fund may also invest in emerging market securities.

The Fund may also invest without limit in ADRs and up to 20% of its total assets in foreign securities.

The Fund will be managed actively with respect to the Fund's fixed income securities and the asset allocations modified as the subadviser deems necessary. Although the Fund does not intend to seek short-term profits, fixed income securities will be sold whenever the subadviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. With respect to its equity securities the Fund does not intend to trade in securities for short-term profits and anticipates that portfolio securities ordinarily will be held for one year or longer. However, the Fund will effect trades whenever it believes that changes in its portfolio securities are appropriate.

In pursuing its objectives, the Fund follows fundamental investment policies and operating (non-fundamental) investment policies described under "Investment Restrictions."

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

The Fund invests under normal market conditions at least 80% of the value of its net assets plus any borrowings for investment purposes in fixed income securities of U.S. and foreign companies, banks and governments, including those in emerging markets, or other investments with similar economic characteristics. The subadviser will have broad discretion to allocate the Fund's assets among the following segments of the global market for fixed income securities: U.S. government obligations, investment and non-investment grade U.S. and non-U.S. corporate debt, mortgage and asset-backed securities, and investment and non-investment grade sovereign debt, including issuers in emerging markets.

Lower quality securities are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

For purposes of the Fund's operations, "emerging markets" will consist of all countries determined by the subadviser to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund will consider investments in, but not be limited to, the following emerging markets: Algeria, Argentina, Bolivia, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Greece, Ghana, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Jordan, Kazakhstan, Kenya, Lebanon, Malaysia, Mauritius, Mexico, Morocco, Nicaragua, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Portugal, Republic of Slovakia, Russia, Singapore, Slovenia, South Africa, South Korea, Sri Lanka, Swaziland, Taiwan, Thailand, Turkey, Ukraine, Uruguay, Venezuela, Zambia and Zimbabwe.

The Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

An issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

The Fund's investments in emerging market securities may consist substantially of Brady Bonds and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The subadviser may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade.

The Fund invests in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries.

Pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest its assets in high quality foreign or domestic money market instruments.

ASSET ALLOCATION. The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars.

The subadviser selectively will allocate the assets of the Fund in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for total return. In doing so, the subadviser intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the Fund. Securities held by the Fund may be invested in without limitation as to maturity.

The subadviser selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

The subadviser generally evaluates currencies on the basis of fundamental economic criteria (E.G., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Fund may seek to protect itself against such negative currency movements through the use of sophisticated investment techniques that include currency, options and futures transactions.

SELECTION OF DEBT INVESTMENTS. In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the subadviser ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

The Fund may invest in the following types of money market instruments (I.E., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including CDs, TDs, demand deposits and bankers' acceptances) subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to all the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

According to the subadviser, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the subadviser believes that the Fund's policy of investing in debt securities throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Fund that invest solely in debt securities of U.S. issuers.

The Fund may borrow money from banks in an amount up to 33 1/3 % of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds for investment purposes. The Fund will borrow for investment purposes only when the subadviser believes that such borrowings will benefit the Fund, after taking into account considerations such as the cost of the borrowing and the likely investment returns on the securities purchased with the borrowed monies. In addition, the Fund may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Fund for any purpose does not exceed 33 1/3% of its total assets. The Fund may also purchase securities on a "when-issued basis" and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices.

NONDIVERSIFICATION. As a "non-diversified" fund under the 1940 Act, the Fund will have the ability to invest more than 5% of its assets in the securities of any issuer. However, the Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires (among other things) that at least 50% of the Fund's assets consist of U.S. government securities, cash and cash items, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to not more than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer. Also, holdings of a single issuer (with certain exceptions) may not exceed 25% of the Fund's total assets. These limits are measured at the end of each quarter of the Fund's taxable year. Under the Subchapter M limits, "non-diversification" allows up to 50% of a fund's total assets to be invested in as few as two single issuers. An investment in the Fund will entail greater risk than in a portfolio having a policy of "diversification" because a high percentage of the Fund's assets may be invested in securities of one or two issuers. Furthermore, a high percentage of investments among few issuers may result in a greater degree of fluctuation in the market value of the assets of the Fund, and consequently a greater degree of fluctuation of the Fund's net asset value, because the Fund will be more susceptible to economic, political or regulatory developments affecting these securities than would be the case with a portfolio composed of varied obligations of more issuers. The Fund also intends to satisfy the diversification requirements of Section 817(h) of the Code and the Treasury regulations promulgated thereunder.

In pursuing its objectives, the Fund follows fundamental investment policies and operating (non-fundamental) investment policies described under "Investment Restrictions."

TRAVELERS MANAGED INCOME PORTFOLIO

Under normal market conditions, (1) at least 65% of the Fund's total assets will be invested in U.S. government securities and in investment-grade corporate debt obligations (I.E., rated within the four highest ratings categories of Moody's or S&P or in unrated obligations of comparable quality); and (2) at least 65% of the Fund's total assets will be invested in debt obligations having durations of 10 years or less. The Fund may only invest in U.S. government securities that are issued or guaranteed as to both principal and interest by the U.S. government or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities.

The Fund may invest up to 35% of its total assets in obligations rated below the four highest ratings of Moody's or S&P, with no minimum rating required. Such securities, which are considered to have speculative characteristics, include securities rated in the lowest rating categories of Moody's or S&P (commonly referred to as "junk bonds"), which are extremely speculative and may be in default with respect to payment of principal or interest.

The Fund may also invest up to 35% of its total assets in fixed-income obligations having durations longer than 10 years, up to 25% of its total assets in convertible debt obligations and preferred stocks, and up to 20% of its total assets in securities of foreign issuers, including foreign governments. The Fund will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner. Changes in interest rates will affect the value of the Fund's portfolio investments.

Bank CDs and bankers' acceptances in which the Fund may invest are limited to U.S. dollar-denominated instruments of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks. In addition, the Fund may invest in U.S. dollar-denominated, non-negotiable TDs issued by foreign branches of domestic banks and London branches of foreign banks and negotiable certificates of deposit issued by London branches of foreign banks. The foregoing investments may be made provided that the bank has capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million as of the date of investment. Investments in obligations of foreign branches of domestic banks, foreign banks, and domestic branches of foreign banks involve risks that are different from investments in securities of domestic banks, and are discussed in more detail under "Risk Factors."

The Fund may invest up to 25% of its total assets in securities representing interests in pools of assets such as mortgage loans, motor vehicle installment purchase obligations and credit card receivables ("asset backed securities"), which include classes of obligations collateralized by mortgage loans or mortgage pass-through certificates ("CMOs"). The Fund is authorized to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

The Fund may invest up to 20% of its assets in foreign securities.

In pursuing its objectives, the Fund follows fundamental investment policies and operating (non-fundamental) investment policies described under "Investment Restrictions."

PIONEER STRATEGIC INCOME PORTFOLIO

The Fund invests, under normal market conditions, at least 80% of its total assets in debt securities. The subadviser allocates the Fund's investments among the following three segments of the debt markets: (i) below investment grade (high yield) securities of U.S. and non-U.S. issuers; (ii) investment grade securities of U.S. issuers; and (iii) investment grade securities of non-U.S. issuers.

Investment grade debt securities are regarded as having an adequate capacity to pay interest and repay principal. Debt securities rated BBB by S&P or Baa by Moody's are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal.


Below investment grade debt securities are those rated "BB" and below by S&P or the equivalent rating of other nationally recognized securities rating organizations. See Appendix A for a description of rating categories.


Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund's net asset value to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower

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than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The Fund's subadviser will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

For purposes of the Fund's credit quality policies, if a security receives different ratings from nationally recognized securities rating organizations, the Fund will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rating organization downgrades the quality rating assigned to one or more of the Fund's portfolio securities, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities of the appropriate credit quality as soon as it is prudent to do so.

The Fund may purchase municipal obligations when the subadviser believes that they offer favorable rates of income or capital gain potential when compared to a taxable investment. The term "municipal obligations" generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for regular U.S. Federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for regular U.S. Federal income tax purposes, although current Federal tax laws place substantial limitations on the size of these issues.

The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.

The mortgage derivatives in which the Fund may invest include interests in CMOs, real estate mortgage investment conduits and stripped mortgage-backed securities.

DEFENSIVE STRATEGIES. At times, the subadviser may judge that conditions in the securities market make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the subadviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets.

In pursuing its objectives, the Fund follows fundamental investment policies and operating (non-fundamental) investment policies described under "Investment Restrictions."

MANAGED ALLOCATION SERIES: AGGRESSIVE PORTFOLIO

The Aggressive Strategy Portfolio seeks long-term growth of capital by investing, under normal conditions, 100% of its assets in other investment companies ("Underlying Funds") that invest primarily in equity securities. The Underlying Funds use a wide variety of investment styles, and the Fund generally will have exposure, indirectly through the Underlying Funds, to the equity securities of companies of various sizes and may also have some exposure to the securities of foreign issuers.

MANAGED ALLOCATION SERIES: CONSERVATIVE PORTFOLIO

The Conservative Strategy Portfolio seeks a high level of current income with some consideration given to growth of capital, by investing, under normal conditions, 100% of its assets in other investment companies

("Underlying Funds"). The subadviser normally allocates the Fund's assets among Underlying Funds as follows:

     . 60-90% of its total assets in Underlying Funds that invest primarily in fixed-income securities

     .    10-40% in Underlying Funds that invest primarily in equity securities.

While the actual allocations will vary at any given time, the subadviser expects that over the long term they will average out to be approximately in the middle of these allocation ranges.

The Underlying Funds use a wide variety of investment styles, and the Fund generally will have exposure, indirectly through the Underlying Funds, to fixed-income securities of various types (E.G., corporate bonds, U.S. government and agency bonds, mortgage- and asset-backed securities, and money market instruments), and of various credit qualities and maturities. Similarly, the Fund will have indirect exposure to the equity securities of companies of various sizes. The Fund will have exposure mainly to the securities of U.S. issuers, but may also have some exposure to the securities of foreign issuers.

MANAGED ALLOCATION SERIES: MODERATE-CONSERVATIVE PORTFOLIO

The Moderate-Conservative Strategy Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income, by investing, under normal conditions, 100% of its assets in other investment companies ("Underlying Funds"). The subadviser normally allocates the Fund's assets among Underlying Funds as follows:

     . 45-75% of its total assets in Underlying Funds that invest primarily fixed-income securities

     .    25-55% in Underlying Funds that invest primarily in equity securities.

While the actual allocations will vary at any given time, the subadviser expects that over the long term they will average out to be approximately in the middle of these allocation ranges.

The Underlying Funds use a wide variety of investment styles, and the Fund generally will have exposure, indirectly through the Underlying Funds, to fixed-income securities of various types (E.G., corporate bonds, U.S. government and agency bonds, mortgage- and asset-backed securities, and money market instruments), and of various credit qualities and maturities and the Fund will have indirect exposure to the equity securities of companies of various sizes and indirect exposure to. The Fund will have exposure mainly to the securities of U.S. issuers, but may also have some exposure to the securities of foreign issuers.

MANAGED ALLOCATION SERIES: MODERATE PORTFOLIO

The Moderate Strategy Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital, by investing, under normal conditions, 100% of its assets in other investment companies ("Underlying Funds"). The subadviser normally allocates the Fund's assets among Underlying Funds as follows:

     . 45-75% of its total assets in Underlying Funds that invest primarily in equity securities

     . 25-55% in Underlying Funds that invest primarily in fixed-income securities.

While the actual allocations will vary at any given time, the subadviser expects that over the long term they will average out to be approximately in the middle of these allocation ranges.

The Underlying Funds use a wide variety of investment styles, and the Fund generally will have exposure, indirectly through the Underlying Funds, to the equity securities of companies of various sizes and indirect exposure to fixed-income securities of various types (E.G., corporate bonds, U.S. government and agency bonds, mortgage- and asset-backed securities, and money market instruments), and of various credit qualities and maturities. The Fund will have exposure mainly to the securities of U.S. issuers, but may also have some exposure to the securities of foreign issuers.

MANAGED ALLOCATION SERIES: MODERATE-AGGRESSIVE PORTFOLIO

The Moderate-Aggressive Strategy Portfolio seeks long-term growth of capital by investing, under normal conditions, 100% of is assets in other investment companies ("Underlying Funds"). The subadviser normally allocates the Fund's assets among Underlying Funds as follows:

     . 60-80% of its total assets in Underlying Funds that invest primarily in equity securities

     . 20-40% in Underlying Funds that invest primarily in fixed-income securities.

While the actual allocations will vary at any given time, the subadviser expects that over the long term they will average out to be approximately in the middle of these allocation ranges.

The Underlying Funds use a wide variety of investment styles, and the Fund generally will have exposure, indirectly through the Underlying Funds, to the equity securities of companies of various sizes and indirect exposure to fixed-income securities of various types (E.G., corporate bonds, U.S. government and agency bonds, mortgage- and asset-backed securities, and money market instruments), and of various credit qualities and maturities. The Fund will have exposure mainly to the securities of U.S. issuers, but may also have some exposure to the securities of foreign issuers.

FOR THE MANAGED ALLOCATION SERIES: AGGRESSIVE PORTFOLIO, MODERATE-AGGRESSIVE PORTFOLIO, MODERATE PORTFOLIO, MODERATE-CONSERVATIVE PORTFOLIO AND CONSERVATIVE PORTFOLIO

The Subadviser uses its proprietary technology to aid in allocating assets within the universe of the Underlying Funds (as identified by TAMIC, as described below) taking into consideration the Fund's investment strategy. Periodically, the Subadviser will re-evaluate asset allocations and if, based upon its proprietary technology an adjustment to the allocation is appropriate, and consistent with the Fund's investment strategy set forth herein, then the Subadviser shall reallocate assets among the Underlying Funds. The subadviser may also consider factors such as an Underlying Fund's investment style and market capitalization weightings when making its investment decisions, in order to take advantage of medium-term trends.

Underlying Funds may include any investment company for which TAMIC or any of its affiliates serves as investment adviser and that is offered to insurance company separate accounts. TAMIC is responsible for selecting a universe of such funds that may be used by the subadviser as Underlying Funds. Certain investment companies advised by TAMIC may be given preference for use as Underlying Funds over similar funds advised by TAMIC affiliates.

                             INVESTMENT RESTRICTIONS

The Funds (generally excluding Equity Income and Large Cap Portfolios and except as indicated otherwise below) adopted the following investment policies as fundamental (those that may not be changed without shareholder approval).

FUNDAMENTAL POLICIES

Each of the Trust's Portfolios (including Equity Income and Large Cap Portfolios), irrespective of any fundamental or non-fundamental, operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote.

     1. DIVERSIFICATION: (except MFS Mid Cap Growth Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio and Managed Allocation Series:
Conservative Portfolio, Moderate Portfolio, Moderate-Conservative Portfolio, Moderate-Aggressive Portfolio, Aggressive Portfolio) with respect to 75% of its assets, a Fund may not purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

     2. INDUSTRY CONCENTRATION: a Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on: (1) investments in U. S. government securities, in repurchase agreements covering U.
S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

     3. BORROWING: a Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

     4. REAL ESTATE: a Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

     5. LENDING: a Fund may not make loans to other parties if, as a result, more than one third of its total assets would be loaned to other parties. For purposes of this policy, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

     6. COMMODITIES: a Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

     7. UNDERWRITING: a Fund may not be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

     8. SENIOR SECURITIES: a Fund may not issue any class of senior securities except to the extent consistent with the 1940 Act.

     9. EXERCISING CONTROL OF ISSUERS: the AIM Capital Appreciation Portfolio may not invest for the purpose of exercising control over or management of any company, except to the extent that the Fund may purchase securities of other investment companies.

     10. TRANSACTIONS WITH OFFICERS AND DIRECTORS: The Travelers Managed Income Portfolio may not purchase securities from or sell securities to any of its officers or directors, except with respect to its own shares and as is permissible under applicable statues, rules and regulations.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies that each Fund (generally excluding Equity Income and Large Cap Portfolios and except as otherwise noted below) currently complies with:

     1. MFS MID CAP GROWTH PORTFOLIO, SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO AND MANAGED ALLOCATION SERIES: CONSERVATIVE PORTFOLIO, MODERATE PORTFOLIO, MODERATE-CONSERVATIVE PORTFOLIO, MODERATE-AGGRESSIVE PORTFOLIO, AGGRESSIVE PORTFOLIO are "non-diversified" as that term is defined in the 1940 Act. To the extent required to qualify as a regulated investment company under the Code, a Fund may not purchase a security (other than a U.S. government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer. Although Conservative Portfolio, Moderate Portfolio, Moderate-Conservative Portfolio, Moderate-Aggressive Portfolio, and Aggressive Portfolio are classified as non-diversified" they are currently operating as diversified funds.

     2. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions"). (See Fundamental Policy No. 3 "Borrowing.")

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


     3. LIQUIDITY: No Fund will invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and, (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Trust's Board of Trustees.

     4. EXERCISING CONTROL OF ISSUERS: No Fund will make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control. (See Fundamental Policy No. 9 in regards to AIM CAPITAL APPRECIATION PORTFOLIO, for which this is a fundamental policy.)

     5.   OTHER INVESTMENT COMPANIES:

          a. For all Funds except Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Travelers Managed Income Portfolio and Pioneer Strategic Income Portfolio: no Fund will invest in securities of another investment company, except to the extent permitted by the 1940 Act and the rules, and regulations and exemptions thereunder.

          b. For Strategic Equity Portfolio: the Fund may not purchase securities issued by any other registered investment company or investment trust except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or (b) where no commission or profit to a sponsor or dealer results from such purchase, or (c) when such purchase, though not in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund will not purchase such securities if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided further, that the Fund's purchases of securities issued by an open-end investment company will be consistent with the provisions of the 1940 Act.

          c. For AIM Capital Appreciation Portfolio: notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund; and, the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          d. For Van Kampen Enterprise Portfolio: the Fund may not acquire securities of any other domestic or foreign investment company or investment fund except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company or to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the fund from the limitations imposed by Section 12(d)(1) of the 1940 Act. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

          e. For Salomon Brothers Strategic Total Return Bond Portfolio: the Fund may not invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund).

          f. For Travelers Managed Income Portfolio: the Fund may not purchase securities of any other investment company except as part of a plan of merger or consolidation. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

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


          g. For Pioneer Strategic Income Portfolio: the Fund may not invest in securities of other registered open-end investment companies except as they may be acquired as part of a merger or consolidation or acquisition of assets. Notwithstanding any other investment restriction of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having the same investment objective and restrictions as the Fund.

     6.   SHORT SALES:

          a. For Disciplined Mid Cap Stock, Mercury Large Cap Core (formerly, Merrill Lynch Large Cap Core), U.S. Government Securities, Travelers Managed Income, Van Kampen Enterprise, MFS Total Return, Salomon Brothers Strategic Total Return, and Pioneer Strategic Income Portfolios: no Fund will sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

          b. For Zero Coupon Bond Fund Portfolio (Series 2005): no Fund will make short sales of securities or maintain a short position, except to the extent of 5% of the Fund's net assets (excluding the value of any securities sold short against-the-box), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

          c. For Federated High Yield Portfolio: the Fund will not sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions, and provided that transactions in options, and futures contracts and options on futures are not deemed to constitute selling securities short.

     7. PURCHASING ON MARGIN: No Fund will purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts or other permissible investments shall not constitute purchasing securities on margin.

     8. LENDING: No Fund will lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

     9. PLEDGING: No Fund will pledge its assets except as permitted by the 1940 Act.

     10.  SHAREHOLDER NOTICE (except MFS Value, Managed Allocation Series:
Aggressive Portfolio, Conservative Portfolio, Moderate Portfolio,
Moderate-Aggressive Portfolio, Moderate-Conservative Portfolio): Each Fund will notify shareholders at least 60 days' prior to changing its 80% investment policy.

     11. INVESTMENTS IN INTERESTS IN OIL, GAS OR MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS: For Strategic Equity Portfolio, Van Kampen Enterprise Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income
Portfolio: no Fund may invest in interests in oil, gas, or other mineral exploration or development programs or leases, although the Fund may purchase securities which are secured by such interests and may purchase securities of issuers which invest in or deal in oil, gas or other mineral exploration or development programs.

     12.  WARRANTS: For Strategic Equity Portfolio, Van Kampen Enterprise
Portfolio: no Fund may purchase warrants, if, as a result, the Fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

     13. NEW OR UNSEASONED COMPANIES: For Van Kampen Enterprise Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Travelers Managed Income
Portfolio: no Fund may invest more than 5% of the value of its total assets in securities of companies which (including predecessor companies or operations) have been in business less than three years, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

     14. INADEQUATE INFORMATION: the Van Kampen Enterprise Portfolio may not invest in any security about which information is not available with respect to history, management, assets, earnings, and income of the issuer except to acquire shares of other open-end investment companies to the extent permitted by rule or order of the SEC exempting the Fund from the limitations imposed by
Section 12(d)(1) of the 1940 Act.

     15. UNLIMITED LIABILITY: the Van Kampen Enterprise Portfolio may not make any investment which involves promotion or business management by the Fund or which would subject the Fund to unlimited liability.

     16. PUTS, CALLS, STRADDLES, SPREADS: the Travelers Managed Income Portfolio may not invest in puts, calls, straddles, spreads and any combination thereof.

     17. PRIVATE PLACEMENT: the Van Kampen Enterprise Portfolio may not acquire any private placement if it would cause more than 2% of the net assets of the Fund, as determined at the time the Fund agrees to any such acquisition, to be invested in private placements and other assets not having readily available market quotations, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company; and, provided further, that this limitation excludes securities that have been issued pursuant to Rule 144A under the 1933 Act ("Rule 144A securities").

                              VALUATION AND PRICING

VALUATION. We determine current value for a Fund's portfolio securities as follows:

     . securities traded on national securities markets are valued at the closing prices on such markets

     . securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources

A Fund values short-term money market instruments with maturities of 60 days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market value. All other investments are valued at fair value as determined in good faith by the Board.

PRICING. We compute the Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) each day the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

When market prices or quotations are not readily available or appear to be unreliable, or if a significant event has occurred between the time at which a market price is determined and the time at which a Fund's NAV is calculated, an asset may be valued at "fair value" as determined in good faith in accordance with procedures adopted by the Trust's Board of Trustees. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a Fund's NAV is calculated. The Funds use a fair value model developed by a pricing service to value foreign securities on days when there is a certain percentage change in the value of a domestic equity security index. Such percentage may be changed from time to time.

We compute a Fund's redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

A Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The Trust intends to distribute dividends from each Fund's net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When a Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the Fund's books but will be made on a federal income tax basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Trust's Board has absolute and exclusive control over the management and disposition of all assets of the Funds. Subject to the provisions of the Declaration of Trust, the business and affairs of the Funds are managed by the Board of Trustees or other parties so designated by the Board. The following tables give information about each trustee and the officers of the Funds.

OFFICERS AND INTERESTED TRUSTEE


                                                                                                       Number of
                                                                                                     Portfolios in    Other Public
                                                 Term of                                                 Fund            Company
                                               Office and                                               Complex       Directorships
                           Position(s) Held     Length of     Principal Occupation During Last Five   Overseen by         Held by
Name Address and Age          with Fund        Time Served                   Years                      Director         Director
------------------------  ------------------  -------------  --------------------------------------  --------------  ---------------
Elizabeth M. Forget*        Chairman of       Since July     President, Met Investors Advisory LLC        65             None
260 Madison Ave.            the Board,        2005           (2000 to present); Executive Vice
11th Floor                     Chief                         President (2000 to present) and Chief
New York, NY                 Executive                       Marketing Officer (2003 to present),
Age 39                      Officer and                      MetLife Investors Group, Inc;
                             President                       President, TAMIC (July 2005 -
                                                             present); Senior Vice President,
                                                             Equitable Distributors, Inc. and Vice
                                                             President, Equitable Life Assurance
                                                             Society of the United States (1996 to
                                                             2000).


Paul Cellupica             Secretary and      Since July     Chief Counsel, Securities Products and       N/A             N/A
MetLife, Inc.               Chief Legal       2005           Regulation, MetLife Inc. (2004 -
One MetLife Plaza             Officer                        present); Vice President and Chief
27-01 Queens Plaza North                                     Legal Officer, TAMIC (July 2005 -
Long Island City, NY                                         present); Assistant Director, Division
11101                                                        of Investment Management, U.S.
Age 41                                                       Securities and Exchange Commission
                                                             (2001-2003), Senior
                                                             Special Counsel, Division
                                                             of Investment Management,
                                                             Securities and Exchange
                                                             Commission (2000-2001).

Peter Duffy                    Chief          Since July     Senior Vice President, MetLife               N/A             N/A
MetLife Advisers LLC         Financial        2005           Advisers, since December 1998; Senior
501 Boylston Street         Officer and                      Vice President; NELICO; Vice
Boston, MA 02116             Tresurer                        President, MetLife; formerly, Vice
Age 50                                                       President and Treasurer, Zenith Fund

Jeffrey P. Halperin        Interim Chief      Since          Assistant Vice President, Corporate          N/A             N/A
Metropolitan Life           Compliance        November       Ethics and Compliance Department,
Insurance Company             Officer         2005           MetLife, Inc. (October 2002 -
One MetLife Plaza                                            present); interim Chief Compliance
27-01 Queens Plaza North                                     Officer of funds sponsored by MetLife
Long Island City, NY                                         and its affiliates (November 2005 -
11101                                                        present); Associate, Goldman Sachs &
Age 37                                                       Co. (May 2000 - July 2001).

NON-INTERESTED TRUSTEES

                                                                                                                        Other
                                                                                                       Number of    Directorships in
                                                 Term of                                             Portfolios in      Public
                              Position(s)       Office and                                            Fund Complex    Companies
                               Held with        Length of    Principal Occupation During Last Five    Overseen by      Held by
Name Address and Age             Fund          Time Served                   Years                     Director        Director
------------------------  ------------------  -------------  --------------------------------------  -------------  ----------------
Robert E. McGill, III     Trustee             Since 1991     Retired manufacturing executive.             38            None
295 Hancock Street                                           Director (1983-1995), Executive Vice
Williamstown, MA                                             President (1989-1994) and Senior Vice
Age 74                                                       President, Finance and Administration
                                                             (1983-1989), The Dexter Corporation
                                                             (manufacturer of specialty chemicals
                                                             and materials); Vice Chairman
                                                             (1990-1992), Director (1983-1995),
                                                             Life Technologies, Inc. (life
                                                             science/biotechnology products);
                                                             Director, (1994-1999), The
                                                             Connecticut Surety Corporation
                                                             (insurance); Director (1995-2000),
                                                             Chemfab Corporation (specialty
                                                             materials manufacturer); Director
                                                             (1999-2001), Ravenwood Winery, Inc.;
                                                             Director (1999-2003), Lydall Inc.
                                                             (manufacturer of fiber materials);
                                                             Member, Board of Managers
                                                             (1974-present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Trustee
                                                             (1990-present), five Mutual Funds
                                                             sponsored by The Travelers
                                                             Insurance Company.++

Lewis Mandell             Trustee             Since 1991     Professor of Finance and Managerial          38            Director
160 Jacobs Hall                                              Economics, University at Buffalo                        (2000-present),
Buffalo, NY                                                  since 1998. Dean, School of                             Delaware North
Age 62                                                       Management (1998-2001), University at                        Corp.
                                                             Buffalo; Dean, College of Business                       (hospitality
                                                             Administration (1995-1998), Marquette                      business)
                                                             University; Professor of Finance
                                                             (1980-1995) and Associate Dean
                                                             (1993-1995), School of Business
                                                             Administration, and Director, Center
                                                             for Research and Development in
                                                             Financial Services (1980-1995),
                                                             University of Connecticut; Member,
                                                             Board of Managers (1990-present), six
                                                             Variable Annuity Separate Accounts of
                                                             The Travelers Insurance Company+;
                                                             Trustee (1990-present), five Mutual
                                                             Funds sponsored by The Travelers
                                                             Insurance Company.++

Frances M. Hawk,          Trustee             Since 1991     Private Investor, (1997-present);            38              None
CFA, CFP                                                     Portfolio Manager (1992-1997), HLM
108 Oxford Hill Lane                                         Management Company, Inc. (investment
Downingtown, PA                                              management); Assistant Treasurer,
Age 57                                                       Pensions and Benefits. Management
                                                             (1989-1992), United Technologies
                                                             Corporation (broad-based designer and
                                                             manufacturer of high technology
                                                             products); Member, Board of Managers
                                                             (1991-present), six Variable Annuity
                                                             Separate Accounts of The Travelers
                                                             Insurance Company+; Trustee
                                                             (1991-present), five Mutual Funds
                                                             sponsored by The Travelers
                                                             Insurance Company.++

----------
+ The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities.
++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Ms. Forget is an "interested person" of the Trust as a result of her affiliation with TAMIC.

Effective January 1, 2003, Mr. Knight Edwards retired from his directorship on the Board. He remains as an Emeritus Trustee. An Emeritus Trustee is permitted to attend meetings, but has no voting powers.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Committee also periodically reviews Board governance procedures, composition of the Board, compensation for the Board of Directors and the Committee monitors the performance of legal counsel employed by the Funds and the independent directors. The Nominating and Administration Committee will consider nominee recommendations by shareholders. Such recommendations should be submitted to the Fund in care of The Travelers Insurance Company, using the address on the cover page of this SAI. For the year ended December 31, 2005, the Nominating and Administration Committee met one time.


The Audit Committee monitors the appointment, compensation and termination of the Funds' independent auditors. The Committee also monitors the overall quality of the Funds' financial reports and other financial information, the independence and audit work of the Funds' independent auditors and the Funds' financial reporting policies, practices and internal controls. For the year ended December 31, 2005, the Audit Committee met four times.


For the year ended December 31, 2005, the members of the Nominating and Administration Committee and the Audit Committee were Robert E. McGill III, Lewis Mandell, and Frances M. Hawk.



COMPENSATION. Members of the Board who are also officers or employees of MetLife or its subsidiaries are not entitled to any fee for their services to the Trust. Effective May 1, 2005, the members of the Board who are not officers or employees of MetLife or its subsidiaries (the "Independent Trustees") receive an annual retainer of $36,000 for service on the Boards of the five mutual funds sponsored by TIC and the six managed separate accounts sponsored by TIC. They also receive a fee of $3,000 for each in-person meeting of such Boards attended and $750 for each telephonic meeting. The Chair of the Audit Committee receives an additional annual fee of $5,000, the Chair of the Nominating and Administration Committee receives an additional fee of $3,000, and the lead Independent Trustee receives an additional fee of $10,000 (when an Independent Trustee assumes the position of lead Trustee). Other than the chairs of the Committees, Trustees do not receive any additional compensation for their committee service. Board Members with 10 years of service may agree to provide services as an emeritus manager at age 72. Upon reaching 80 years of age, a Manager must elect status as an emeritus manager. An emeritus manager will receive 50% of the annual retainer and 50% of meeting fees, if attended, but in no event for more than 10 years. The chart below shows the compensation paid to Board Members for the year ended December 31, 2005.


COMPENSATION TABLE.
INTERESTED TRUSTEES

                                                       PENSION OR RETIREMENT    TOTAL COMPENSATION FROM
NAME OF PERSON,               AGGREGATE COMPENSATION  BENEFITS ACCRUED AS PART   FUND AND FUND COMPLEX
POSITION                          FROM FUND/(1)/          OF FUND EXPENSES         PAID TO DIRECTORS
---------------------------   ----------------------  ------------------------  -----------------------
Elizabeth Forget                       N/A                      N/A                      N/A
  Chairman and Trustee ....

INDEPENDENT TRUSTEES

                                                       PENSION OR RETIREMENT    TOTAL COMPENSATION FROM
NAME OF PERSON,               AGGREGATE COMPENSATION  BENEFITS ACCRUED AS PART   FUND AND FUND COMPLEX
POSITION                          FROM FUND/(1)/          OF FUND EXPENSES          PAID TO DIRECTORS
---------------------------   ----------------------  ------------------------  -----------------------
Robert E. McGill, III
 Trustee ...............      $      *                            N/A           $      65,350/(2)/
Lewis Mandell
 Trustee ...............      $      *                            N/A           $      60,350
Frances M. Hawk, CFA, CFP
 Trustee ...............      $      *                            N/A           $      70,350



* Information not currently available.

----------

(1) No compensation was deferred for any Trustee or Officer under a deferred compensation plan.

(2) Affiliates of the Adviser paid certain meeting fees for the year ended December 31, 2005.


The table below sets forth the dollar range of equity securities in the Funds beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the complex of Funds, as of December 31, 2005.


                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                   SECURITIES IN ALL REGISTERED
                                                                 INVESTMENT COMPANIES OVERSEEN BY
                           DOLLAR RANGE OF EQUITY SECURITIES IN  DIRECTORS IN FAMILY OF INVESTMENT
TRUSTEE                               THE COMPANY                           COMPANIES
-----------------------    ------------------------------------  ----------------------------------
Elizabeth Forget ......                  None                                  None
Robert E. McGill, III .                  None                                  None
Lewis Mandell .........                  None                                  None
Frances M. Hawk .......                  None                                  None

                                 CODE OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act, the Funds, their investment advisers and subadvisers, and the principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                              DECLARATION OF TRUST

The Trust is organized as a Massachusetts business trust. Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

                          INVESTMENT ADVISORY SERVICES

As described above, the Board monitors the activities of those entities that provide investment management and subadvisory services to the Funds. TIA and TAMIC provide investment supervision to the Funds described herein in accordance with each Fund's investment objectives, policies and restrictions. The advisers' responsibilities generally include the following:

          (1) engaging the services of one or more firms to serve as subadvisers to the Funds;

          (2) reviewing from time to time the investment policies and restrictions of the Funds in light of the Fund's performance and otherwise and after consultation with the Board, recommending any appropriate changes to the Board;

          (3) supervising the investment program prepared for the Funds by the subadviser;

          (4) monitoring, on a continuing basis, the performance of the Fund's securities;

          (5) arranging for the provision of such economic and statistical data as the advisers shall determine or as may be requested by the Board; and

          (6) providing the Board with such information concerning important economic and political developments as the advisers deem appropriate or as the Board requests.

THE ADVISERS

TRAVELERS INVESTMENT ADVISER, INC. ("TIA")

TIA manages the investment operations of Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Pioneer Strategic Income Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio and Van Kampen Enterprise Portfolio (each, a "TIA Portfolio") pursuant to management agreements entered into by the Trust on behalf of each TIA Portfolio. Effective July 1, 2005, TIA became an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TIA was an indirect wholly-owned subsidiary of Citigroup Inc. TIA's principal offices are located at One Cityplace, Hartford, Connecticut, 06103.

TIA and the Trust have entered into a subadvisory agreement with a different subadviser for each TIA Portfolio. Pursuant to each subadvisory agreement, the subadviser is responsible for the day to day operations and investment decisions for the respective Fund and is authorized, in its discretion and without prior consultation with TIA, to: (a) manage the Fund's assets in accordance with the Fund's investment objective(s) and policies as stated in its Prospectus and this SAI; (b) make investment decisions for the Fund; (c) place purchase and sale orders for portfolio transactions on behalf of the Fund; and (d) employ professional portfolio managers and securities analysts who provide research services to the Fund.

TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC")

TAMIC serves as investment adviser to all of the portfolios not included in the TIA Portfolios (each, a "TAMIC Portfolio"). TAMIC was incorporated in 1978 under the laws of the State of New York. On February 15, 2000, TAMIC was converted into a Delaware Limited Liability Company. TAMIC is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Effective July 1, 2005, TAMIC became an indirect wholly owned subsidiary of MetLife, Inc. Prior to that date, TAMIC was an indirect wholly-owned subsidiary of Citigroup Inc. TAMIC's principal offices are located at 242 Trumbull Street, Hartford, Connecticut, 06115.

TAMIC and the Trust have entered into subadvisory agreements with different subadvisers for the TAMIC Portfolios. Under the terms of investment subadvisory agreements, each subadviser provides an investment program for the Funds. The subadvisers make all determinations with respect to the purchase and sale of the portfolio securities (subject to the terms and conditions of the particular Fund's investment objective, policies, and restrictions and to the supervision of the Board and TAMIC) and place and execute, in the Fund's name, all orders for the portfolio transactions.

THE SUBADVISERS

For services rendered to the Portfolios, each subadviser charges a fee to TIA and TAMIC. No Fund pays any portion of a subadviser's fee, nor does a Fund have any obligation or responsibility to do so.

A I M CAPITAL MANAGEMENT, INC.
AIM CAPITAL APPRECIATION PORTFOLIO

AIM Capital Appreciation Portfolio is advised by A I M Capital Management, Inc. ("AIM Capital"). AIM Capital is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046 and is a wholly owned subsidiary of A I M Management Group Inc. A I M Management Group Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC.

FEDERATED INVESTMENT MANAGEMENT COMPANY
FEDERATED HIGH YIELD PORTFOLIO

Federated Investment Management Company ("Federated"), a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the 1940 Act. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors, Inc.

Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $179 billion as of December 31, 2004 invested across more than 150 funds under management and/or administration by its subsidiaries, as of December 31, 2004, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
FEDERATED STOCK PORTFOLIO

Federated Equity Management Company of Pennsylvania ("FEMCOPA") serves as subadviser to Federated Stock Portfolio effective January 1, 2004. Prior to January 1, 2004, Federated Investment Management served as the subadviser. Under a subadvisory agreement with TAMIC, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments.

FIDELITY MANAGEMENT & RESEARCH COMPANY
EQUITY INCOME PORTFOLIO
LARGE CAP PORTFOLIO
STRATEGIC EQUITY PORTFOLIO

Fidelity Management & Research Company ("FMR") serves as the subadviser to Equity Income and Large Cap Portfolios under a subadvisory agreement with TAMIC, and the subadviser to Strategic Equity Portfolio under a subadvisory agreement with TIA. FMR is an investment adviser registered as such with the SEC. Its principal office is located at 82 Devonshire Street, Boston, MA 02109-3614. As of March 31, 2005, FMR and its affiliates managed over $639.2 billion in discretionary assets.


FMR Corp., organized in 1972, is the ultimate parent company of FMR, FMR Co., Inc. ("FMRC"), Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


Under a revenue sharing arrangement, in 2003, FMR made payments from its resources to The Travelers Insurance Company in support of marketing and/or shareholder servicing activities for the Large Cap Portfolio that it subadvises. Effective January 1, 2004, these payments were discontinued.


FMR SUB-SUBADVISORY ARRANGEMENTS. FMR has sub-subadvisory agreements with FMR U.K. and FMR Far East on behalf of Equity Income and Large Cap Portfolios. TAMIC is also a party to these agreements in its capacity as investment adviser. These subsubadvisers provide FMR with investment research and advice on issuers based outside the United States. Under the subsubadvisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% of the costs of providing these services.

FMR has entered into a sub-subadvisory agreement with FMR Co., Inc. ("FMRC"), pursuant to which FMRC has primary responsibility for choosing investments for the Strategic Equity Portfolio.


The subsubadvisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, and FMRC a fee equal to 50% of its monthly management fee with respect to a Fund's average net assets that the subsubadviser manages on a discretionary basis.


SECURITIES TRANSACTIONS. Equity Income and Large Cap Portfolios' subadviser is authorized to apply credits generated from brokerage activity towards third-party research services. The subadviser may place trades with certain brokers with which it is under common control, provided it determines that these affiliates' trade execution abilities, and costs are comparable to those of non-affiliated, qualified brokerage firms. The transaction quality must, however, comply with the requirements of Section 11(a) of the Securities Act of 1934, as amended, which prohibit members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Under the Section 11(a) requirements, the Board has authorized brokers affiliated with the subadviser to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.


Equity Income, Large Cap, and Strategic Equity Portfolios' subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the subadviser under which the broker-dealer allocates a portion of the compensation paid by either Fund toward payment of its expenses.

MONDRIAN INVESTMENT PARTNERS LTD.
MONDRIAN INTERNATIONAL STOCK PORTFOLIO (FORMERLY, LAZARD INTERNATIONAL STOCK PORTFOLIO)

Mondrian Investment Partners Ltd. ("Mondrian") serves as subadviser to the Fund. Mondrian is located at 80 Cheapside, 3rd Floor, London, England, EC2V 6EE. Prior to September 24, 2004, Mondrian was known as Delaware International Advisers Limited. Mondrian manages over $30 billion in international equity and fixed income, primarily for US institutional clients.

Prior to May 1, 2005, Lazard Asset Management LLC was the subadviser to the Fund (formerly, the Lazard International Stock Portfolio).

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
MFS MID CAP GROWTH PORTFOLIO
MFS VALUE PORTFOLIO
MFS TOTAL RETURN PORTFOLIO

Massachusetts Financial Services Company (referred to as "MFS") is each Fund's sub-adviser. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc., a diversified financial services organization. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of MFS organization were approximately $163 billion as of December 31, 2005. MFS is located at 500 Boylston Street, Boston, Massachusetts, 02116.

Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate for the portfolios subadvised by MFS, the combined average daily net assets of all three portfolios are used in performing the calculation.

Under a revenue sharing arrangement, in 2003, MFS made payments from its resources to The Travelers Insurance Company in support of marketing and/or shareholder servicing activities for the Funds that it subadvises. Effective January 1, 2004, these payments were discontinued.

MERRILL LYNCH INVESTMENT MANAGERS, L.P. ("MLIM")
MERCURY LARGE CAP CORE PORTFOLIO (FORMERLY, MERRILL LYNCH LARGE CAP CORE PORTFOLIO)

MLIM was established in 1976 to provide investment products to retail and institutional clients, and is a wholly owned subsidiary of Merrill Lynch & Cp., Inc. ("Merrill Lynch"), whose principal offices are located in Princeton New Jersey. Founded in 1885, Merrill Lynch is a leading global financial management and advisory company. As of December 31, 2004, MLIM had assets under management of approximately $496 billion. Prior to November 17, 2003, MFS was subadviser to the Fund (formerly the MFS Research Portfolio).

PIONEER INVESTMENT MANAGEMENT, INC. ("PIONEER")
PIONEER FUND PORTFOLIO
PIONEER MID CAP VALUE PORTFOLIO
PIONEER STRATEGIC INCOME PORTFOLIO


Pioneer, located at 60 State Street, Boston, MA 02109, serves as the investment subadviser to Pioneer Fund Portfolio, Pioneer Mid Cap Value Portfolio and Pioneer Strategic Income Portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A, one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The firm's U.S. mutual fund history included creating in 1928 one of the first mutual funds. As of December 31, 2005, assets under management were approximately $48 billion. Prior to May 1, 2003, Smith Barney Fund Management was subadviser to the Pioneer Fund Portfolio (formerly, the Utilities Portfolio).


TIMCO ASSET MANAGEMENT, INC. (FORMERLY "THE TRAVELERS INVESTMENT MANAGEMENT COMPANY") ("TIMCO")
DISCIPLINED MID CAP STOCK PORTFOLIO
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

TIMCO, located at 100 First Stamford Place, Stamford, CT 06902, serves as the investment subadviser to Disciplined Mid Cap Stock Portfolio, and the Style Focus Series Small Cap Growth and Small Cap Value Funds. A registered investment adviser since 1971, TIMCO has been in the investment counseling business since 1967 and renders investment advice to a number of institutional accounts as well as various registered investment companies and insurance company separate accounts that had total assets under management as of December 31, 2004 in excess of $6.2 billion. Subject to the supervision and direction of the Board, TIMCO manages each Fund in accordance with its stated investment objective, policies, and restrictions, makes investment decisions for the Funds, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide the Funds with research services. Effective December 1, 2005, TIMCO became an indirect wholly-owned subsidiary of Legg Mason, Inc. Prior to that date, TIMCO was an indirect wholly-owned subsidiary of Citigroup Inc.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
MANAGED ALLOCATIONS SERIES:

AGGRESSIVE PORTFOLIO
MODERATE-AGGRESSIVE PORTFOLIO
MODERATE PORTFOLIO
MODERATE-CONSERVATIVE PORTFOLIO
CONSERVATIVE PORTFOLIO

Deutsche Investment Management Americas Inc., ("DIMA") 345 Park Avenue, New York, NY serves as the subadviser to the Funds listed above. DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG - a global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

JANUS CAPITAL MANAGEMENT LLC
STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

Janus Capital Management LLC ("Janus") is located at 151 Detroit Street, Denver Colorado. Janus Capital Group Inc., a publicly traded holding company with principal operations in the financial asset management businesses, owns approximately 95% of the outstanding member interests of Janus. Janus also acts as investment adviser to other investment companies not affiliated with these Funds, as well as to individual, corporate, charitable and retirement accounts.

PENDING LEGAL MATTERS
_____________________

In September 2003, the Securities and Exchange Commission ("SEC") and the Office of the New York State Attorney General ("NYAG") publicly announced that they were investigating trading practices in the mutual fund industry. The investigations were prompted by the NYAG's settlement with a hedge fund, Canary Capital, which allegedly engaged in irregular trading practices with certain mutual fund companies. While Janus Capital was not named as a defendant in the NYAG complaint against the hedge fund, Janus Capital was mentioned in the complaint as having allowed Canary Capital to "market time" certain Janus funds. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. The NYAG complaint against Canary Capital alleged that this practice was in contradiction to policies stated in prospectuses for certain Janus funds.

Subsequent to the announcements by the SEC and the NYAG, the Colorado Attorney General ("COAG") and the Colorado Division of Securities announced that they were each initiating investigations into Janus Capital's mutual fund trading practices. On August 18, 2004, Janus Capital announced that it had reached final settlements with the NYAG, the COAG, the Colorado Division of Securities and the SEC related to such regulators' investigations into Janus Capital's frequent trading arrangements.

A number of civil lawsuits have also been brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those contained in the NYAG complaint against Canary Capital. Such lawsuits allege a variety of theories for recovery including, but not limited to the federal securities laws, other federal statutes (including ERISA) and various common law doctrines.

The "market timing" lawsuits were filed in a number of state and federal jurisdictions. The Judicial Panel on Multidistrict Litigation has finally or conditionally transferred all but one of these actions to the United States District Court for the District of Maryland for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed in that court. These complaints are the operative complaints in the coordinated proceedings and, as a practical matter, supersede the previously filed complaints. The five complaints include (i) claims by a putative class of investors in the Janus funds asserting claims on behalf of the investor class,
(ii) derivative claims by investors in the Janus funds ostensibly on behalf of the Janus funds, (iii) claims on behalf of participants in the Janus 401(k) plan, (iv) claims brought on behalf of shareholders of Janus Capital Group Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI, and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders. Each of the five complaints name JCGI and/or Janus Capital as a defendant. In addition, the following are named as defendants in one or more of the actions: Janus Investment Fund, Janus Aspen Series, Janus Adviser Series, Janus Distributors LLC, INTECH, Bay Isle, Perkins Wolf, the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

One action (alleging failure to adequately implement fair value pricing) was remanded to state court in Madison County, Illinois and is not currently subject to the federal transfer procedures. Janus Capital has appealed this decision to the Seventh Circuit Court of Appeals.

In addition to the "market timing" actions described above, two civil lawsuits have been filed against Janus Capital challenging the investment advisory fees charged by Janus Capital to certain Janus funds. These lawsuits are currently pending in the U.S. District Court for the District of Colorado. On January 3, 2005, a consolidated amended complaint was filed in that court. This complaint is the operative complaint in coordinated proceedings and, as a practical matter, supersedes the previously filed complaints. The complaint asserts claims under Section 36(b) of the Investment Company Act and for breach of contract.

A lawsuit has also been filed against Janus Capital and certain affiliates in the U.S. District Court for the District of Colorado alleging that Janus Capital failed to ensure that certain Janus funds participated in securities class action settlements for which the funds were eligible. The complaint asserts claims under Sections 36(a), 36(b) and 47(b) of the Investment Company Act, breach of fiduciary duty and negligence.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue to provide to the Funds the services it has agreed to provide.

DREMAN VALUE MANAGEMENT LLC
STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

Dreman Value Management LLC ("Dreman"), located at 520 East Cooper Avenue, Aspen, CO, was founded in 1977 and manages over $11 billion dollars for a wide variety of clients including: corporations, foundations, endowments, governments and public agencies, Taft Hartley accounts, high net worth individuals and family offices.

SALOMON BROTHERS ASSET MANAGEMENT INC
TRAVELERS QUALITY BOND PORTFOLIO
U.S. GOVERNMENT SECURITIES PORTFOLIO
CONVERTIBLE SECURITIES PORTFOLIO
ZERO COUPON BOND FUND PORTFOLIO
SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO
TRAVELERS MANAGED INCOME PORTFOLIO

Salomon Brothers Asset Management Inc ("SaBAM"), located at 399 Park Avenue, New York, New York 10022, was established in 1987 and together with SaBAM affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, SaBAM had approximately $88.6 billion in assets under management. SaBAM is a wholly-owned subsidiary of Legg Mason, Inc.


VAN KAMPEN ASSET MANAGEMENT

VAN KAMPEN ENTERPRISE PORTFOLIO

Van Kampen Asset Management ("VKAM") is a wholly-owned subsidiary of Van Kampen Investments ("Van Kampen") and an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen is a diversified asset management company with more than 3 million retail investor accounts and extensive capabilities for managing institutional portfolios. As of December 31, 2005, VKAM, together with its affiliated asset management companies, had approximately $434 billion in assets under management. The offices of Van Kampen Asset Management are located at 1221 Avenue of the Americas, New York, NY 10020.

MANAGEMENT FEES (ADVISORY, SUBADVISORY AND EXPENSE CAPS)

CURRENT FEES

For serving as investment adviser to the portfolios, TAMIC and TIA receive a fee, equal on an annual basis to a percentage of the average daily net assets of each Fund (except the three portfolios subadvised by MFS, which are based on a percentage of the combined average daily net assets of each Fund for which MFS is the subadviser.) Investment advisory fees are computed daily and are paid monthly (except for the Zero Coupon Bond Fund Portfolio advisory fees which are paid weekly). The current investment advisory fees paid to the investment advisers as a percentage of the average daily net assets are shown in the table below. The table also includes the subadvisory fees that the advisers pays each subadviser for services rendered to the Funds. No Fund pays any portion of a subadviser's fee, nor does a Fund have any obligation or responsibility to do so.

The table also shows any expense caps and fee waivers that are in place. Under an Expense Cap Agreement, TAMIC has agreed to reimburse each of the portfolios that it advises (except Travelers Managed Income Portfolio) for the amounts by which its aggregate annual expenses, including investment advisory fees, but excluding brokerage commissions, interest charges, taxes and extraordinary expenses, exceeds the expense caps shown below of the Portfolio's average net assets for any year. The adviser may terminate the Expense Cap Agreement upon 60 days' notice, except for the following Funds, where the adviser has a contractual expense cap agreement with the Fund to limit Total Annual Fund Operating Expenses through May 1, 2006: Pioneer Mid Cap Value Portfolio, Managed Allocation Series: Aggressive Portfolio, Conservative Portfolio, Moderate Portfolio, Moderate-Aggressive Portfolio, Moderate-Conservative Portfolio, Style Focus Series: Small Cap Growth Portfolio and Small Cap Value Portfolio.

The advisers have also agreed to waive their fees to the extent the aggregate expenses of each of Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio, MFS Total Return Portfolio, and Salomon Brothers

Strategic Total Return Bond Portfolio, exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed the expense caps shown below of the Portfolio's average net assets for any fiscal year. Each of these voluntary expense limitations shall be in effect until it is terminated by the adviser and notice to shareholders is provided by supplement to the then-current Prospectus or SAI.

                            ADVISORY FEE PAID TO THE    SUBADVISORY FEE PAID BY
                                    ADVISER             THE ADVISER TO SUBADVISER
                            (AS A PERCENTAGE OF DAILY     (AS A PERCENTAGE OF
FUND                               NET ASSETS)              DAILY NET ASSETS)       EXPENSE CAP
-------------------------   -------------------------   -------------------------   -----------
Convertible Securities      0.60%                       0.25%                       0.80%

Disciplined Mid Cap Stock   0.70%                       0.35%                       0.95%

Equity Income*              0.75% on the first $250     0.45% on the first $250     0.95%
                            million; 0.70% on the       million; 0.40% on the
                            next $500 million; 0.65%    next $500 million; 0.35%
                            over $750 million           over $750 million

Federated High Yield        0.65%                       0.40%                       0.95%

Federated Stock             0.625%                      0.375%                      0.95%

Large Cap*                  0.75% on the first $250     0.45% on the first $250     0.95%
                            million; 0.70% on the       million; 0.40% on the
                            next $500 million; 0.65%    next $500 million; 0.35%
                            over $750 million           over $750 million

Mondrian International      0.775% on the first $100    0.425% on the first $100    1.25%
Stock (formerly Lazard      million; 0.65% over $100    million; 0.30% over $100
International Stock)++      million                     million

MFS Mid Cap Growth*+        0.7775% on the first $600   0.375% on the first $600    1.00%
                            million; 0.7525% on the     million; 0.350% on the
                            next $300 million;          next $300 million;
                            0.7275% on the next $600    0.325% on the next $600
                            million; 0.7025% on the     million; 0.300% on the
                            next $1 billion and         next $1 billion; 0.250%
                            0.6525% over $2.5 billion   over $2.5 billion

MFS Value Portfolio*+       0.750% on the first $600    0.375% on the first $600    1.00%
                            million; 0.725% on the      million; 0.350% on the
                            next $300 million; 0.700%   next $300 million;
                            on the next $600 million;   0.325% on the next $600
                            0.675% on the next $1       million; 0.300% on the
                            billion; 0.625% over $2.5   next $1 billion; 0.250%
                            billion                     over $2.5 billion

Mercury Large Cap Core      0.775% on the first $250    0.35% on the first $250     1.00%
(formerly Merrill Lynch     million; 0.750% on the      million; 0.325% on the
Large Cap Core)*            next $250 million; 0.725%   next $250 million;
                            on the next $500 million;   0.300% on the next $500
                            0.700% on the next $1       million; 0.275% on the
                            billion; 0.650% over $2     next $1 billion; 0.225%
                            billion                     over $2 billion

Pioneer Fund Portfolio*     0.750% on the first $250    0.375% of the first $250    1.25%

                            ADVISORY FEE PAID TO THE    SUBADVISORY FEE PAID BY
                                    ADVISER             THE ADVISER TO SUBADVISER
                            (AS A PERCENTAGE OF DAILY     (AS A PERCENTAGE OF
FUND                               NET ASSETS)              DAILY NET ASSETS)       EXPENSE CAP
-------------------------   -------------------------   -------------------------   -----------
                            million; 0.700% on the      million; 0.325% of the
                            next $250 million; 0.675%   next $250 million;
                            on the next $500 million;   0.300% of the next $500
                            0.650% on the next $1       million; 0.275% of the
                            billion; 0.600% over $2     next $1 billion; 0.225%
                            billion                     over $2 billion

Travelers Quality Bond      0.3233%                     0.20%                       0.75%

U.S. Government Securities  0.3233%                     0.20%                       1.25%

Zero Coupon Bond Fund       0.10%                       0.10%                       0.15%
Portfolio

Style Focus Series: Small   0.825% on the first $50     0.450% on the first $50     1.10%
Cap Value Portfolio         million; 0.800% on the      million; 0.425% on the
                            next $50 million; 0.775%    next $50 million; 0.400%
                            on the next $400 million;   on the next $400 million;
                            0.750% on the next $500     0.375% on the next $500
                            million; 0.725%; over $1    million; 0.350% over $1
                            billion                     billion

Style Focus Series: Small   0.850% on the first $100    0.475% on the first $100    1.10%
Cap Growth Portfolio        million; 0.800% on the      million; 0.425%; on the
                            next $150 million; 0.775%   next $150 million 0.400%
                            on the next $250 million;   on the next $250 million;
                            0.750% on the next $250     0.375% on the next $250
                            million; 0.725% on the      million; 0.350% on the
                            next $250 million; 0.700%   next $250 million; 0.325%
                            over $1 billion             over $1 billion

Pioneer Mid Cap Value       0.750% on the first $250    0.375% on the first $250    1.10%
                            million; 0.700% on the      million; 0.325% on the
                            next $250 million; 0.675%   next $250 million;
                            on the next $500 million;   0.300% on the next $500
                            0.650% on the next $1       million; 0.275% on the
                            billion; 0.600% over $2     next $1 billion; 0.225%
                            billion                     over $2 billion

AIM Capital Appreciation    0.80%                       0.375%                      1.25%
Portfolio

MFS Total Return            0.80% on the first $600     0.375% on the first $600    1.25%
Portfolio*+                 million; 0.775% on the      million; 0.350% on the
                            next $300 million; 0.75%    next $300 million; 0.325%
                            on the next $600 million;   on the next $600 million;
                            0.725% on the next $1       0.300% on the next $1
                            billion; 0.675% in excess   billion; 0.250% in excess
                            of $2.5 billion             of $2.5 billion

Pioneer Strategic Income    0.75%                       0.35%                       1.25%
Portfolio

                            ADVISORY FEE PAID TO THE    SUBADVISORY FEE PAID BY
                                    ADVISER             THE ADVISER TO SUBADVISER
                            (AS A PERCENTAGE OF DAILY     (AS A PERCENTAGE OF
FUND                               NET ASSETS)              DAILY NET ASSETS)       EXPENSE CAP
-------------------------   -------------------------   -------------------------   -----------
Salomon Brothers            0.80%                       0.375%                      1.50%
Strategic Total Return
Bond Portfolio

Strategic Equity            0.80%                       0.450% on the first $250    1.25%
Portfolio                                               million; 0.400% on the
                                                        next $500 million;
                                                        0.350% over $750 million

Travelers Managed Income    0.65%                       0.30%                       1.25%
Portfolio

Van Kampen Enterprise       0.70%                       0.325%                      1.50%
Portfolio

Conservative Portfolio#     0.15% on the first $100     TAMIC pays the entire       0.35%
                            million, 0.10% on the       amount of its advisory
                            next $400 million, and      fee to the subadviser.
                            0.05% over $500 million

Moderate Portfolio#         0.15% on the first $100     TAMIC pays the entire       0.35%
                            million, 0.10% on the       amount of its advisory
                            next $400 million, and      fee to the subadviser.
                            0.05% over $500 million

Moderate-Conservative       0.15% on the first $100     TAMIC pays the entire       0.35%
Portfolio#                  million, 0.10% on the       amount of its advisory
                            next $400 million, and      fee to the subadviser.
                            0.05% over $500 million

Moderate-Aggressive         0.15% on the first $100     TAMIC pays the entire       0.35%
Portfolio#                  million, 0.10% on the       amount of its advisory
                            next $400 million, and      fee to the subadviser.
                            0.05% over $500 million

Aggressive Portfolio#       0.15% on the first $100     TAMIC pays the entire       0.35%
                            million, 0.10% on the       amount of its advisory
                            next $400 million, and      fee to the subadviser.
                            0.05% over $500 million


*The advisory and sub-advisory agreements for the portfolios identified by asterisk were amended effective September 1, 2004 (November 1, 2004 for MFS Total Return Portfolio, December 1, 2004 for Pioneer Fund Portfolio) to provide for fee reductions when the average daily net assets of the Funds reach certain asset levels. Fees prior to September 1, 2004 (November 1, 2004 for MFS Total Return Portfolio, December 1, 2004 for Pioneer Fund Portfolio) were as follows:

                                                   SUBADVISORY FEE PAID
                            ADVISORY FEE PAID TO       BY TAMIC TO
                                   TAMIC               SUBADVISER
                            (AS A PERCENTAGE OF    (AS A PERCENTAGE OF
FUND                         DAILY NET ASSETS)       DAILY NET ASSETS)
-------------------------   --------------------   --------------------
Equity Income                               0.75%                  0.45%
Large Cap                                   0.75%                  0.45%
Mondrian International                     0.825%                 0.475%
Stock (formerly Lazard
International Stock)
MFS Mid Cap Growth                          0.80%                 0.370%
MFS Value                                  0.750%                 0.375%
Mercury Large Cap Core                     0.800%                 0.375%
(formerly Merrill Lynch
Large Cap Core)
Pioneer Fund                               0.750%                 0.375%
MFS Total Return                            0.80%                 0.375%

+ The fee schedule stated above for MFS Mid Cap Growth Portfolio went into effect on February 25, 2005. For the MFS portfolios the method of calculating the fee went into effect on February 25, 2005. For the purposes of meeting the various asset levels and determining an effective fee rate for each Fund, the combined average daily net assets of (1) the MFS Mid Cap Growth Portfolio, (2) the MFS Value Portfolio, and (3) the MFS Total Return Portfolio of the Trust is used. Between September 1, 2004 and February 25, 2005, the investment advisory fees for MFS Mid Cap Growth Portfolio were as follows:

Average Daily Net Assets        Advisory Fee
First $600 million                     0.800%
Next $300 million                      0.775%
Next $600 million                      0.750%
Next $1 billion                        0.725%
Over $2.5 billion                      0.675%

++ From September 1, 2004 to May 1, 2005, the advisory fee and subadvisory fee, as a percentage of assets, for the Mondrian International Stock Portfolio (formerly, Lazard International Stock Portfolio) were as follows:

Average Daily Net Assets     Advisory Fee     Subadvisory Fee
First $100 million                  0.825%              0.475%
Next $400 million                   0.775%              0.425%
Next $500 million                   0.725%              0.375%
Over $1 billion                     0.700%              0.350%

# The figures shown in the table above do not include each Fund's share of underlying fund expenses. Because the underlying funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each underlying fund, it is not possible to determine precisely the amount of the underlying Fund expenses that will be borne by each Fund.

The investment advisory fees paid to TAMIC (Smith Barney Fund Management LLC ("SBFM") for Pioneer Fund Portfolio, for 2002) by each Fund for which it acts as investment adviser during the last three fiscal years were:

                                        FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
FUNDS                                   DECEMBER 31, 2004   DECEMBER 31, 2003   DECEMBER 31, 2002
-----                                   -----------------   -----------------   -----------------
Convertible Securities...............   $         561,951   $         353,452   $         292,925

Disciplined Mid Cap Stock............   $       1,237,113   $         910,327   $         813,596

Equity Income........................   $       2,383,119   $       1,732,205   $       1,487,573

Federated High Yield.................   $         520,768   $         404,314   $         272,519

Federated Stock......................   $         196,073   $         175,132   $         216,557

Large Cap............................   $       1,848,132   $       1,473,633   $       1,611,925

Mondrian International Stock.........   $       1,264,681   $         867,230   $         918,645

MFS Mid Cap Growth...................   $       1,593,939   $       1,275,200   $       1,505,346

MFS Value............................   $         293,439   $         252,534   $         239,112

Mercury Large Cap Core...............   $         920,627   $         855,069   $       1,067,422

Pioneer Fund.........................   $         217,848   $         104,521   $         183,378

Travelers Quality Bond...............   $         642,159   $         688,640   $         582,525

U.S. Government Securities...........   $         680,899   $         770,679   $         550,096

Zero Coupon Bond Fund (Series 2005)..   $           5,282   $           6,840   $           6,090

Travelers Managed Income/(1)/........   $       1,738,738   $       1,493,297   $       1,371,366

     1. Fiscal Year ends October 31. Travelers Managed Income paid advisory fees of $1,821,285 to TAMIC for the fiscal year ended October 31, 2005.

The subadvisory fees paid by TAMIC to the respective subadviser for each Fund for the last three fiscal years were:

                                        FISCAL YEAR ENDED   FISCAL YEAR ENDED        FISCAL YEAR ENDED
FUNDS                                   DECEMBER 31, 2004   DECEMBER 31, 2003        DECEMBER 31, 2002
-----                                   -----------------   -----------------        -----------------
Disciplined Mid Cap Stock............   $         618,556   $         455,159        $         406,798
Equity Income........................   $       1,403,410   $       1,002,193        $         894,504
Federated High Yield.................   $         316,717   $         239,353        $         167,704
Federated Stock......................   $         117,228   $         103,938        $         129,934
Large Cap............................   $       1,092,489   $         868,599        $         992,245
Mondrian International Stock.........   $         705,410   $         488,248        $         528,917
MFS Mid Cap Growth...................   $         741,211   $         582,713        $         705,631
MFS Value............................   $         144,604   $         123,833        $         119,556
Mercury Large Cap Core...............   $         425,500   $         400,811/(2)/   $         500,354
Pioneer Fund.........................   $         107,093   $          52,260/(3)/   $             N/A/(4)/

     2. Prior to November 17, 2003, MFS served as the subadviser to the Fund. From November 17, 2003 to December 31, 2003, TAMIC paid $14,865 to MILM. For the period ended November 17, 2003 TAMIC paid $385,946 to MFS.
     3. Subadvisery fees paid to Pioneer for the period from May 1, 2003 to December 31, 2003.
     4.   Prior to May 1, 2003 the Fund did not have a subadviser.

The investment advisory fees paid to TIA by each Fund for which it acts as investment adviser during the last three fiscal years were:


                                            Fiscal Year Ended     Fiscal Year Ended   Fiscal Year Ended
FUNDS                                        October 31, 2005      October 31, 2004   October 31, 2003
-----                                        ----------------      ----------------   ----------------
Strategic Equity.........................  $          3,851,653   $    4,309,824       $      4,111,462
AIM Capital Appreciation.................  $          1,932,760   $    1,666,629       $      1,325,641
Van Kampen Enterprise....................  $            531,693   $      626,777       $        659,761
MFS Total Return.........................  $          9,717,086   $    8,720,765       $      7,184,052
Salomon Brothers Strategic Total
Return Bond..............................  $            121,766   $      151,616       $        182,258
Pioneer Strategic Income.................  $          1,076,933   $      739,126       $        759,584

Under an expense cap agreement, TAMIC has agreed to reimburse each of the portfolios of the Trust for which it serves as adviser (except Travelers Managed Income Portfolio, with which it has a voluntary fee waiver) for the amounts by which its aggregate annual expenses, including investment advisory fees, but excluding brokerage commissions, interest charges and taxes, exceeds the expense caps shown on the previous table of each Portfolio's average net assets for any year. TAMIC may terminate the agreement with 60 days notice. For the years ended December 31, 2002, 2003, and 2004, the Trust received the reimbursement for certain Portfolios of the Fund from the Company as follows:

FUNDS                                     2004         2003         2002
------                                 ----------   ----------   ----------
Convertible Securities.............    $        0   $        0   $    6,833
Disciplined Mid Cap Stock..........    $        0   $        0   $        0
Equity Income......................    $        0   $        0   $        0
Federated High Yield...............    $        0   $        0   $        0
Federated Stock....................    $        0   $        0   $        0
Large Cap..........................    $        0   $        0   $        0
Mondrian International Stock.......    $        0   $        0   $        0
MFS Mid Cap Growth.................    $        0   $        0   $        0
MFS Value..........................    $   55,171   $   26,185   $   44,292
Mercury Large Cap Core.............    $        0   $        0   $        0
Travelers Quality Bond.............    $        0   $        0   $        0
U.S. Government Securities.........    $        0   $        0   $        0
Zero Coupon Bond Fund (Series 2005)    $   77,605   $   69,291   $   68,397


Under a voluntary fee waiver arrangement, the advisers have agreed to waive their fees to the extent that the aggregate annual expenses, including investment advisory fees, but excluding brokerage commissions, interest charges and taxes, for each of Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio, MFS Total Return Portfolio and Salomon Brothers Strategic Total Return Bond Portfolio exceed the expense limits shown on the previous table of each Portfolio's average net assets for the year. Each of these voluntary expense limitations shall be in effect until it is terminated by the adviser and notice to shareholders is provided by supplement to the then-current Prospectus or SAI. For the year ended October 31, 2005, the advisers waived a portion of their fee for the Portfolios of the Fund as follows:



                                                          FISCAL YEAR ENDED
FUNDS                                                      OCTOBER 31, 2005
------                                                    ------------------
Strategic Equity .....................................    $0
AIM Capital Appreciation .............................    $0
Van Kampen Enterprise ................................    $0
MFS Total Return .....................................    $0
Salomon Brothers Strategic Total Return Bond .........    $0
Pioneer Strategic Income .............................    $0
Travelers Managed Income .............................    $0

                             THE PORTFOLIO MANAGERS

AIM CAPITAL APPRECIATION

DESCRIPTION OF COMPENSATION STRUCTURE. AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

     . Base salary. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

     . Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

          High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

     . Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     . Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

     . Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

The Fund is managed by the following portfolio managers from AIM Capital Management, Inc.:

NAME                            BUSINESS EXPERIENCE

Larry Sachnowitz                Senior Portfolio Manager (lead manager), AIM
(since September 16, 2005)      Capital Management, Inc. and/or its affiliates
                                since 1987

Kirk L. Anderson                Portfolio Manager, AIM Capital Management, Inc.
(since September 16, 2005)      and/or its affiliates since 1994

James G. Birdsall               Portfolio Manager, AIM Capital Management, Inc.
(since September 16, 2005)      and/or its affiliates since 1995

Robert J. Lloyd                 Portfolio Manager, AIM Capital Management, Inc.
(since May 1, 2003)             and/or its affiliates since 2000; trader for
                                American Electric Power from 1997 to 2000

OTHER MANAGED ACCOUNTS


(As of September 30, 2005)


AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds,
(ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

                                                                            Other Pooled
                                         Other Registered Mutual         Investment Vehicles           Other Accounts
                        Dollar Range    Funds (assets in millions)      (assets in millions)       (assets in millions)/2/
                             of         ---------------------------   ------------------------    ------------------------
                         Investments    Number of                       Number of       Total        Number of      Total
Portfolio Manager      in Each Fund/1/  Accounts       Total Assets     Accounts        Assets       Accounts       Assets
-----------------      ---------------  ---------      ------------   -----------       ------    ------------      ------
                                                  AIM Constellation Fund
--------------------------------------------------------------------------------------------------------------------------
Kirk L. Anderson           None            15          $12,449.5            1            $63.7          212          $31.3
James G. Birdsall          None            13          $12,387.5            1            $63.7          212          $31.3
Robert J. Lloyd            None             7           $9,283.7            1            $63.7          212          $31.3
Lanny H. Sachnowitz        None            14          $18,252.7            1            $63.7          212          $31.3

----------

/1/ This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.


/2/ These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

POTENTIAL CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented with one or more of the following potential conflicts:

     . The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

     . If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, AIM and the funds it manages have adopted procedures for allocating portfolio transactions across multiple accounts.

     . With respect to securities transactions for the Fund, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

     . Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

AIM and the funds managed by it have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CONVERTIBLE SECURITIES, TRAVELERS QUALITY BOND, U.S. GOVERNMENT SECURITIES, ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005), SALOMON BROTHERS STRATEGIC TOTAL RETURN AND TRAVELERS MANAGED INCOME

On June 24, 2005, Citigroup and Legg Mason announced that Citigroup would sell substantially all of its worldwide asset management business to Legg Mason. The transaction subsequently was closed on December 1, 2005, on which date SaBAM became an indirect wholly owned subsidiary of Legg Mason. SaBAM and all portfolio management personnel have retained their advisory roles with the Funds and the names of the entities involved in the transaction have remained unchanged.

PORTFOLIO MANAGER COMPENSATION Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect its ranking among a "peer group" of non-CAM investment managers and the team's pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared or, if none, the benchmark set forth in the fund's annual report). CAM may also measure the team's pre-tax investment performance against additional benchmarks, as it determines appropriate. Longer-term (5- year) performance will be more heavily weighted than shorter-term (1- year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another).The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional's business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

Material Conflicts of Interest Material conflicts of interest may arise when a Fund's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Ownership of Trust Shares. None of the portfolio managers own any shares of the funds they manage.

Convertible Securities Portfolio is co-managed by Peter Luke and Kent Bailey. Mr. Luke is a director of SaBAM and is the senior portfolio manager for convertible strategies and a sector manager for balanced strategies. He has 38 years of industry experience. Prior to joining SaBAM in July 2001, he was the convertibles portfolio manager at General Motors Investment Management Corp. Mr. Bailey is a vice president at SaBAM and is a co-manager for convertible strategies and a sector manager for balanced strategies. He has seven years of industry experience and joined SaBAM in April 2001. Prior to joining SaBAM in April 2001, he worked as a convertible analyst at Morgan Stanley.


                      Number of Other
                     Accounts Managed by      Assets in Other
                      Manager(s) as of        Accounts Managed     For Accounts Listed
                     September 30, 2005      by Manager by Type     Where the Manager's
                     by Type of Account:      of Account: (a)      Compensation is Based
                       (a) Registered      Registered Investment     on the Account's
                     Investment Company;    Company; (b) Other       Performance, the
                      (b) Other Pooled       Pooled Investment      Number of Accounts
                    Investment Vehicles;    Vehicles; (c) Other      and Assets in the
Portfolio Manager    (c) Other Accounts.         Accounts                Accounts
-----------------   --------------------   ---------------------   ---------------------
P. Luke             a) 2                   a) $ 130,755,346        0
                    b) 0                   b) 0
                    c) 2                   c) $ 785,690,108

K. Bailey           a) 2                   a) $ 130,755,346        0
                    b) 0                   b) 0
                    c) 2                   c) $ 785,690,108

Gene Collins is the Portfolio Manager of the Travelers Quality Bond Portfolio, the U.S. Government Securities Portfolio and the Zero Coupon Bond Fund. Mr. Collins is a managing director of SaBAM and is a senior portfolio manager responsible for managing U.S. investment grade portfolios. Since 1986, he has been the Senior Portfolio Manager of the investment portfolios of Primerica Inc., the predecessor company of Citigroup Inc. Since 1998, Mr. Collins has also been the Senior Portfolio Manager of Primerica Life of Canada; a Canadian domiciled insurance company. Mr. Collins has 27 years of experience in investments covering all types of fixed income and equity securities.

                      Number of Other
                     Accounts Managed by      Assets in Other
                      Manager(s) as of        Accounts Managed     For Accounts Listed
                      December 31, 2004      by Manager by Type     Where the Manager's
                     by Type of Account:      of Account: (a)      Compensation is Based
                       (a) Registered      Registered Investment     on the Account's
                     Investment Company;    Company; (b) Other       Performance, the
                      (b) Other Pooled       Pooled Investment      Number of Accounts
                    Investment Vehicles;    Vehicles; (c) Other      and Assets in the
Fund                 (c) Other Accounts.         Accounts                Accounts
-----------------   --------------------   ---------------------   ---------------------
Travelers Quality   a) 0                   a) 0                    a) None
Bond                b) 0                   b) 0                    b) None
                    c) 5                   c) 426 million          c) None

U.S. Government     a) 0                   a) 0                    a) None
Securities          b) 0                   b) 0                    b) None
                    c) 5                   c) 426 million          c) None

Zero Coupon Bond    a) 0                   a) 0                    a) None
                    b) 0                   b) 0                    b) None
                    c) 5                   c) 426 million          c) None

SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

Salomon Brothers Strategic Total Return Bond Portfolio is managed by David Scott, Roger Lavan and Peter Wilby.

DAVID SCOTT, FIA
Managing Director
..Head of Traditional Investment Group responsible for the traditional global bond product
..   22 years of industry experience
..   Joined SaBAM Limited in April 1994
..   Salomon Brothers Asset Management Limited Investment Policy Committee Member
..   J.P. MORGAN INVESTMENT MANAGEMENT - responsible for global and non-dollar portfolios
..   MERCURY ASSET MANAGEMENT - responsible for captive insurance portfolios and products
..   THE WYATT COMPANY - Consultant, advising companies on pension and employee related benefit issues
..   Fellow of the Institute of Actuaries
..   BSc in Mathematics and Economics from Nottingham University

ROGER M. LAVAN, CFA
Managing Director
..   Senior Portfolio Manager responsible for U.S. Governments, mortgage and asset-backed securities
..   20 years of industry experience
..   Joined Salomon Brothers Asset Management Inc in May 1990
..   Salomon Brothers Asset Management Investment Policy Committee Member
..   SALOMON BROTHERS INC - research and analyst of institutional investment grade fixed income portfolios
..   Member, CFA Institute
..   Member of the New York Society of Security Analysts
..   BS in Management from the State University of New York and MBA from
  Fordham University

PETER J. WILBY, CFA
Managing Director, Chief Investment Officer - North American Fixed Income
..   Senior Portfolio Manager responsible for directing investment policy and strategy for all emerging markets debt and high yield fixed income portfolios
..   Salomon Brothers Asset Management Investment Policy Committee Member
..   22 years of industry experience
..   Joined Salomon Brothers Asset Management Inc in 1989
..   Prudential Investment Co. - Fixed Income Portfolio Manager specializing in high yield debt securities; Director of credit research unit, responsible for all corporate and sovereign credit research; credit Analyst
..   Certified Public Accountant
..   Member, Citigroup Asset Management Executive Committee
..   Member, New York Society of Security Analysts
..   Member, Council on Foreign Relations
..   Member, CFA Institute
..   BBA and MBA in Accounting from Pace University

                     Number of Other
                   Accounts Managed by       Assets in Other
                    Manager(s) as of       Accounts Managed by
                  October 31, 2005 by       Manager by Type of      For Accounts Listed
                   Type of Account: (a)        Account: (a)         Where the Manager's
                  Registered Investment     Registered Investment   Compensation is Based
                  Company; (b) Other         Company; (b) Other     on the Account's
                   Pooled Investment        Pooled Investment        Performance, the
                   Vehicles; (c) Other      Vehicles; (c) Other    Number of Accounts and
Portfolio Manager       Accounts.                Accounts         Assets in the Accounts
-----------------  ---------------------   ---------------------  ----------------------
D. Scott            a) 5                   a) 1.75 billion         0
                    b) 20                  b) 1.41 billion
                    c) 24                  c) 3.13 billion

R. Lavan            a) 20                  a) 7.28 billion         0
                    b) 5                   b) 0.26 billion
                    c) 5                   c) 1.81 billion

P. Wilby            a) 41                  a) 16.18 billion        0
                    b) 14                  b) 2.04 billion
                    c) 42                  c) 7.58 billion


TRAVELERS MANAGED INCOME PORTFOLIO

A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Edward A. Moody, Carl L. Eichstaedt and Mark Lindbloom, manages the Fund's assets.

Messrs. Leech, Walsh, Moody and Eichstaedt have each served as portfolio managers for Western Asset for over 10 years. Mr.Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the fund's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

Other Accounts

As of December 31, 2005, in addition to the Fund, the Portfolio Manager(s) were responsible for the day-to-day management of certain other accounts, as follows:

S. Kenneth Leech

                                                                           Number of Accounts
                                   Number of                               Managed for which      Assets Managed for
                                   Accounts             Total Assets        Advisory Fee is       which Advisory Fee
Type of Account                     Managed               Managed          Performance-Based     is Performance-Based
------------------------------- ---------------- ----------------------- ---------------------- ----------------------
Registered Investment                  36             23,661,545,735                0                      0
Companies
Other pooled investment                19             19,795,303,572                0                      0
vehicles
Other accounts                        740            205,776,184,176               77               20,675,562,028

Stephen A. Walsh

                                                                           Number of Accounts
                                   Number of                               Managed for which      Assets Managed for
                                   Accounts           Total Assets          Advisory Fee is      which Advisory Fee
Type of Account                     Managed              Managed           Performance-Based    is Performance-Based
------------------------------- ---------------- ----------------------- ---------------------- ----------------------
Registered Investment                  36             23,661,545,735                0                      0
Companies
Other pooled investment                19             19,795,303,572                0                      0
vehicles
Other accounts                        740            205,776,184,176               77               20,675,562,028

Edward A. Moody

                                                                           Number of Accounts
                                   Number of                               Managed for which     Assets Managed for
                                   Accounts          Total Assets           Advisory Fee is      which Advisory Fee
Type of Account                     Managed            Managed             Performance-Based    is Performance-Based
------------------------------- ---------------- ----------------------- ---------------------- ----------------------
Registered Investment                  3              633,716,838                  0                      0
Companies
Other pooled investment                0                   0                       0                      0
vehicles
Other accounts                        109            20,218,156,228               11                3,027,749,985

Carl L. Eichstaedt

                                                                          Number of Accounts
                                   Number of                              Managed for which       Assets Managed for
                                   Accounts         Total Assets           Advisory Fee is        which Advisory Fee
Type of Account                     Managed            Managed            Performance-Based      is Performance-Based
------------------------------- ---------------- ----------------------- ---------------------- ----------------------
Registered Investment                  6             1,433,550,976                 0                      0
Companies
Other pooled investment                0                   0                       0                      0
vehicles
Other accounts                        87             20,560,792,871                3                 931,390,787

Mark Lindbloom

                                                                           Number of Accounts
                                   Number of                               Managed for which      Assets Managed for
                                   Accounts        Total Assets             Advisory Fee is       which Advisory Fee
Type of Account                     Managed          Managed               Performance-Based     is Performance-Based
------------------------------- ---------------- ----------------------- ---------------------- ----------------------
Registered Investment                  0                   0                       0                      0
Companies
Other pooled investment                0                   0                       0                      0
vehicles
Other accounts                         0                   0                       0                      0

NOTE: THE NUMBERS ABOVE REFLECT THE OVERALL NUMBER OF PORTFOLIOS MANAGED BY WESTERN ASSET. MR. LEECH AND MR. WALSH ARE INVOLVED IN THE MANAGEMENT OF ALL THE FIRM'S PORTFOLIOS, BUT THEY ARE NOT SOLELY RESPONSIBLE FOR PARTICULAR PORTFOLIOS. WESTERN'S INVESTMENT DISCIPLINE EMPHASIZES A TEAM APPROACH THAT COMBINES THE EFFORTS OF GROUPS OF SPECIALISTS WORKING IN DIFFERENT MARKET SECTORS. THE INDIVIDUALS THAT HAVE BEEN IDENTIFIED ARE RESPONSIBLE FOR OVERSEEING IMPLEMENTATION OF THE FIRM'S OVERALL INVESTMENT IDEAS AND COORDINATING THE WORK OF THE VARIOUS SECTOR TEAMS. THIS STRUCTURE ENSURES THAT CLIENT PORTFOLIOS BENEFIT FROM A CONSENSUS THAT DRAWS ON THE EXPERTISE OF ALL TEAM MEMBERS.

Potential Conflicts of Interest

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a Portfolio's trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio's trades.

It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Portfolios, the Advisers determine which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Portfolio or the other account(s) involved. Additionally, the management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of a Portfolio. For example, a portfolio manager could short sell a security for an account immediately prior to a Portfolio's sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which include the Portfolios) for timing and pattern related issues. Trading decisions for alternative investment and long only accounts may not be identical even though the same Portfolio Manager may manage both types of accounts. Whether the Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing a Portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a Portfolio and the other accounts listed above.

Compensation of Portfolio Managers

With respect to the compensation of the portfolio managers, the Advisers' compensation system assigns each employee a total compensation "target" and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional's job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager's investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Portfolio) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Adviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Adviser's business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Portfolio Manager Ownership of Portfolio Securities

The following table provides the dollar range of securities beneficially owned by each portfolio manager as of December 31, 2005:

Portfolio Manager    Dollar Range of Portfolio Securities Beneficially Owned
------------------   ---------------------------------------------------------
S. Kenneth Leech                            None
Stephen A. Walsh                            None
Edward A. Moody                             None
Carl L. Eichstaedt                          None
Mark Lindbloom                              None

FEDERATED HIGH YIELD PORTFOLIO

Mark E. Durbiano serves as the portfolio manager to Federated High Yield Portfolio. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of a Federated affiliate since January of 1996. Mr. Durbiano is a Chartered Financial Analyst.

Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Customer Satisfaction, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

As noted below, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. The Balanced Scorecard IPP score is calculated with an equal weighting of each included account managed by the portfolio manager. Mr. Durbiano is a member of an Investment Team that establishes guidelines on various performance drivers (e.g., currency, duration, sector) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is determined by Federated senior management's assessment of the team's contribution.

Nathan H. Kehm became the Fund's portfolio's manager on May 1, 2001. Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to Assistant Vice President and Senior Investment Analyst of the Fund's sub-adviser in January 1999 and to Vice President in January 2001. Mr. Kehm served as a Relationship Manager structuring financing transactions with Mellon Bank, N.A. from August 1993 to

December 1997. Mr. Kehm is a Chartered Financial Analyst. He earned his M.B.A. from the University of Pittsburgh.

Nathan Kehm is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are five weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Research Performance, Customer Satisfaction, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

As noted below, Mr. Kehm is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The Investment Product Performance score is calculated with an equal weighting of: each account managed by the portfolio manager, as well as certain additional accounts for which Mr. Kehm provides research and analytical support.


                      Number of Other
                     Accounts Managed by      Assets in Other
                      Manager(s) as of        Accounts Managed     For Accounts Listed
                      December 31, 2004      by Manager by Type     Where the Manager's
                     by Type of Account:      of Account: (a)      Compensation is Based
                       (a) Registered      Registered Investment     on the Account's
                     Investment Company;    Company; (b) Other       Performance, the
                      (b) Other Pooled       Pooled Investment      Number of Accounts
                    Investment Vehicles;    Vehicles; (c) Other      and Assets in the
Portfolio Manager    (c) Other Accounts.         Accounts                Accounts
-----------------   --------------------   ---------------------   ---------------------
Mark Durbiano*      a) 8 funds             a) $4,339.09 million    *None of the Accounts has
                                                                   an advisory fee that is
                    b) 3 portfolios        b) $462.95 million      based on the performance of
                                                                   the account.
                    c) 4 accounts          c) $166.17 million

Nathan H. Kehm*     a) 7 funds             a) $4,213.88 million    *None of the Accounts has
                                                                   an advisory fee that is
                    b) 1 fund              b) $59.82 million       based on the performance of
                                                                   the account.
                    c) 2 accounts          c) $126.80 million


* Dollar value range of shares owned in the Fund: None.


FEDERATED STOCK PORTFOLIO

Kevin R. McCloskey is the portfolio manager of the fund. William Dierker is named as the back-up portfolio manager of the Fund and is not responsible for day-to-day management of the Fund.

Kevin R. McCloskey joined Federated in 1999 as a Portfolio Manager and a Vice President. Previously, Mr. McCloskey served as a Portfolio Manager and investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst.

Kevin McCloskey is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced
Scorecard: Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Customer Satisfaction, and Financial Success. The total Balanced

Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

As noted below, Mr. McCloskey is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The Balanced Scorecard Investment Product Performance score is calculated with an equal weighting of each account managed by the portfolio manager. The Investment Product Performance score can be reduced based on management's assessment of the Fund's comparative risk profile.

William Dierker, the back-up portfolio manager, joined Federated in 2004 and served as a senior portfolio manager and managing director at Banc One Investment Advisers from April 2003 to September 2004. From 1998 to 2003, Mr. Dierker served in various investment roles with Nationwide Insurance Enterprise. Mr. Dierker is a Chartered Financial Analyst.

                      Number of Other
                     Accounts Managed by      Assets in Other
                      Manager(s) as of        Accounts Managed     For Accounts Listed
                      December 31, 2004      by Manager by Type     Where the Manager's
                     by Type of Account:      of Account: (a)      Compensation is Based
                       (a) Registered      Registered Investment     on the Account's
                     Investment Company;    Company; (b) Other       Performance, the
                      (b) Other Pooled       Pooled Investment      Number of Accounts
                    Investment Vehicles;    Vehicles; (c) Other      and Assets in the
Portfolio Manager    (c) Other Accounts.         Accounts                Accounts
-----------------   --------------------   ---------------------   ---------------------
Kevin McCloskey*    a) 2 funds             a) $1,681.40 million    None of the Accounts has an
                                                                   advisory fee that is based
                    b) 0                   b) None                 on the performance of the
                                                                   account.
                    c) 8 accounts          c) $300.83 million


* Dollar value range of shares owned in the Fund: None.


Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Lehman Brothers U.S. Corporate High Yield Bond Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. the Fund's designated peer group of comparable funds (e.g., a subset of funds in the same category as established by Lipper). These performance periods are adjusted if the portfolio manager has been managing a fund for less than five years; funds with less than one year of performance history are excluded.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Research performance focuses on the quality of security recommendations, timeliness and other qualitative factors and is assessed by the Chief Investment Officer and other managers in the portfolio manager's group.

Customer Satisfaction is assessed through two components: Sales and Marketing Support and Net Sales. Federated's senior management assesses the quality, amount and effectiveness of sales and marketing support, with input from sales management. Net sales are assumed to indirectly reflect customer satisfaction, so net fund flows may be assessed relative to industry trends for the fund category.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. Half of the financial success category is measured based on growth of the portfolio manager's funds (assets under management and revenues), and supporting the appropriate number of funds to improve efficiency and enhance strong fund performance. Half of the financial success category is based on the growth in assets under management and revenues attributable to the portfolio manager's Department, to encourage teamwork. The financial success score is lowered if Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

FMR PORTFOLIOS: EQUITY INCOME PORTFOLIO, LARGE CAP PORTFOLIO AND STRATEGIC EQUITY PORTFOLIO

The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the Russell 3000 Value (for the Equity Income Portfolio) and the S&P 500 Index, and the fund's pre-tax investment performance within the Lipper Equity Income Objective (for the Equity Income Portfolio) and the Lipper Growth (VIP) Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

Stephen Dufour is the portfolio manager of Equity Income Portfolio and receives compensation for his services. As of December 31, 2004, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Dufour as of December 31, 2004:

                                   REGISTERED INVESTMENT   OTHER POOLED INVESTMENT   OTHER ACCOUNTS
                                        COMPANIES*                VEHICLES
                                   ---------------------   -----------------------   --------------
NUMBER OF ACCOUNTS MANAGED                  5                       0                     19

NUMBER OF ACCOUNTS MANAGED WITH             0                       0                      0
PERFORMANCE-BASED ADVISORY FEES

ASSETS MANAGED                            14,216                   720                    159
(IN MILLIONS)

ASSETS MANAGED WITH                         0                       0                      0
PERFORMANCE-BASED ADVISORY FEES

* Includes Equity Income Portfolio.

The dollar range of shares of Equity Income Portfolio beneficially owned by Mr. Dufour as of December 31, 2004 was $0.

Bahaa Fam is the portfolio manager of Large Cap Portfolio and receives compensation for his services. As of October 31, 2004, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The following table provides information relating to other accounts managed by Mr. Fam as of January 31, 2005:

                                   REGISTERED INVESTMENT   OTHER POOLED INVESTMENT   OTHER ACCOUNTS
                                        COMPANIES*                VEHICLES
                                   ---------------------   -----------------------   --------------
NUMBER OF ACCOUNTS MANAGED                  3                       2                      19

NUMBER OF ACCOUNTS MANAGED WITH             2                      none                   none
PERFORMANCE-BASED ADVISORY FEES

ASSETS MANAGED                            $132                     $372                   $162
(IN MILLIONS)

ASSETS MANAGED WITH                       $127                     none                   none
PERFORMANCE-BASED ADVISORY FEES

The dollar range of shares of Large Cap Portfolio beneficially owned by Mr. Fam as of May 2, 2005 was $0.

Adam Hetnarski is the portfolio manager of Strategic Equity Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.


The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, rolling periods of up to five years for the comparison to a Lipper peer group, and rolling periods of up to three years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the S&P 500 Index, the fund's pre-tax investment performance within the Lipper Growth (VIP) Objective, and the fund's pre-tax investment performance within the Morningstar Large Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


The following table provides information relating to other accounts managed by Mr. Hetnarski as of December 31, 2005:


                                   REGISTERED INVESTMENT   OTHER POOLED INVESTMENT   OTHER ACCOUNTS
                                        COMPANIES*                VEHICLES
                                   ---------------------   -----------------------   --------------
NUMBER OF ACCOUNTS MANAGED                  3                      None                   None

NUMBER OF ACCOUNTS MANAGED WITH             1                      None                   None
PERFORMANCE-BASED ADVISORY FEES

ASSETS MANAGED                            $6,069                   None                   None
(IN MILLIONS)

ASSETS MANAGED WITH                        $436                    None                   None
PERFORMANCE-BASED ADVISORY FEES
(IN MILLIONS)

* Includes Strategic Equity Portfolio ($450.3 (in millions) assets managed).


The dollar range of shares of Strategic Equity Portfolio beneficially owned by Mr. Hetnarski as of December 31, 2005 was $0.

MONDRIAN INTERNATIONAL STOCK PORTFOLIO

Since May 1, 2005, when Mondrian assumed sub-advisory responsibility for the Fund, Ms. Fiona A. Barwick, Ms. Elizabeth A. Desmond, Mr. Clive A. Gillmore, Mr. Nigel G. May, and Mr. David G. Tilles serve as the Fund's portfolio managers.

Ms. Barwick, Director of Regional Research joined Mondrian in 1993 to cover the Pacific Basin markets. Prior to joining Mondrian, she spent three years at Touche Remnant & Co., in London as an assistant portfolio manager and research analyst.

Ms. Desmond, Chief Investment Officer of Developed Equities Markets joined Mondrian in 1991. Prior to joining Mondrian, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management Ltd.

Mr. Clive Gillmore, Deputy Managing Director joined Mondrian in 1990 after eight years of investment experience. His most recent position prior to joining Mondrian was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd.

Mr. Nigel May, Chief Investment Officer of Developed Equities Markets joined Mondrian in 1991. Prior to joining Mondrian he had been with Hill Samuel Investment Management Ltd. for five years.

Mr. David G. Tilles, Chief Investment Officer joined Mondrian in 1990 as managing director and chief investment officer. Prior to joining Mondrian, he spent sixteen years with Hill Samuel Investment Management Ltd. serving in a number of investment capacities.

Mondrian has the following programs in place to retain key investment staff:

1. Competitive Salary - All investment professionals are remunerated with a competitive base salary.

2. Profit Sharing Bonus Pool - All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

3. Equity Ownership - Mondrian is majority management owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Scheme

All portfolio managers are members of the Mondrian defined contribution pension scheme where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Scheme is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Scheme provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

                      Number of Other
                     Accounts Managed by      Assets in Other
                      Manager(s) as of        Accounts Managed     For Accounts Listed
                      December 31, 2004      by Manager by Type     Where the Manager's
                     by Type of Account:      of Account: (a)      Compensation is Based
                       (a) Registered      Registered Investment     on the Account's
                     Investment Company;    Company; (b) Other       Performance, the
                      (b) Other Pooled       Pooled Investment      Number of Accounts
                    Investment Vehicles;    Vehicles; (c) Other      and Assets in the
Portfolio Manager    (c) Other Accounts.         Accounts                Accounts
-----------------   --------------------   ---------------------   ---------------------
Fiona Barwick       a) 2                   a) $1,595 million       **
                    b) 0                   b) $0 million
                    c) 10                  c) $1,952 million

Elizabeth Desmond   a) 12                  a) $3,054 million       **
                    b) 3                   b) $1,232 million
                    c) 13                  c) $5,725 million

Clive Gillmore      a) 12                  a) $4,570 million       **
                    b) 0                   b) $0 million
                    c) 14                  c) $1,504 million

Nigel May           a) 6                   a) $2,597 million       **
                    b) 0                   b) $0 million
                    c) 18                  c) $5,825 million

David Tilles        **                     **                      **

** Please note that Mondrian Investment Partners Limited implements common strategies and holdings that are applied to all similar mandates. Though accounts have named portfolio managers the strategy followed reflects the inputs from the entire team of investment professionals and resultant portfolios consistently follow these recommendations. David Tilles, as Chief Investment Officer, has overall responsibility for monitoring consistency. This process seeks to ensure commonality between funds and timely implementation and maintenance of all accounts.

In turn compensation for individual investment professionals is part of company wide team compensation and is not directly related to individual portfolios but is linked primarily to an individual's contribution to the overall research process. Performance, together with the number of accounts and assets in accounts, affect the bonus pool for the whole team of investment professionals and do not directly affect compensation of individuals.

MFS MID CAP GROWTH PORTFOLIO

A team of portfolio managers has managed the Fund since 2002. The team is currently comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman, a Vice President of MFS. Mr. Sette-Ducati has been employed in the investment management area of MFS since 1995 and been managing the Fund since 2001. Mr. Fischman has been employed in the investment management area of MFS since 2000 and managing the Fund since 2002. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research.

                      Number of Other
                     Accounts Managed by      Assets in Other
                      Manager(s) as of        Accounts Managed     For Accounts Listed
                      December 31, 2004      by Manager by Type     Where the Manager's
                     by Type of Account:      of Account: (a)      Compensation is Based
                       (a) Registered      Registered Investment     on the Account's
                     Investment Company;    Company; (b) Other       Performance, the
                      (b) Other Pooled       Pooled Investment      Number of Accounts
                    Investment Vehicles;    Vehicles; (c) Other      and Assets in the
Portfolio Manager    (c) Other Accounts.         Accounts                Accounts
-----------------   --------------------   ---------------------   ---------------------
David Sette-Ducati  a) 14                  a) $11,692,151,585      a) None
                    b) 0                   b) 0                    b) None
                    c) 6                   c) $119,356,221         c) None

Eric Fischman       a) 13                  a) $11,326,129,985      a) None
                    b) 0                   b) 0                    b) None
                    c) 1                   c) $35,101,489          c) None

MFS VALUE PORTFOLIO

The Fund is managed by Steven R. Gorham, a Senior Vice President of the adviser. Mr. Gorham has been a portfolio manager of the fund since 2002 and has been employed in the investment management area of the adviser since 1992.

                      Number of Other
                     Accounts Managed by      Assets in Other
                      Manager(s) as of        Accounts Managed     For Accounts Listed
                      December 31, 2004      by Manager by Type     Where the Manager's
                     by Type of Account:      of Account: (a)      Compensation is Based
                       (a) Registered      Registered Investment     on the Account's
                     Investment Company;    Company; (b) Other       Performance, the
                      (b) Other Pooled       Pooled Investment      Number of Accounts
                    Investment Vehicles;    Vehicles; (c) Other      and Assets in the
Portfolio Manager    (c) Other Accounts.         Accounts                Accounts
-----------------   --------------------   ---------------------   ---------------------
Steven Gorham       a) 23                  a)$30,440,856,090       a) None
                    b) 3                   b)$668,040,520          b) None
                    c) 25                  c)$3,678,416,023        c) None

MFS TOTAL RETURN PORTFOLIO

The Fund is managed by a team of portfolio managers comprised of Brooks Taylor, Senior Vice President of the adviser and lead portfolio manager, Alan Langsner, Vice President of the adviser, Kenneth Enright, Senior Vice President of the adviser, Michael Roberge, Executive Vice President of the adviser, Steven R. Gorham, a Senior Vice President of the adviser, Richard Hawkins, Senior Vice President of the adviser, and William Douglas, Vice President of the adviser. Brooks Taylor has been portfolio manager of the fund since 2004 and has been employed in the investment management area of the adviser since 1996. Mr. Langsner has been a portfolio manager of the fund since 2004 and has been employed in the investment management area of the adviser since 1999. Mr. Enright has been a portfolio manager of the fund since 1999 and has been employed in the investment management area of the adviser since 1986. Mr. Roberge has been a portfolio manager of the fund since 2002 and has been employed in the investment management area of the adviser since 1996, and was promoted to Chief Fixed Income Officer and Director of Fixed Income Portfolio Management in 2004. Mr. Gorham has been a portfolio manager of the fund since 2002 and has been employed in the investment management area of the adviser since 1992. Mr. Hawkins has been a portfolio manager of the fund since 2005 and has been employed in the investment management area of the adviser since 1988. Mr. Douglas joined the investment management area of the adviser as portfolio manager in 2004. Prior to joining MFS, Mr. Douglas was Vice President and Senior Mortgage Analyst at Wellington Management Company, LLP.

                     Registered Investment         Other Pooled Investment
                           Companies                       Vehicles               Other Accounts
                     --------------------------    ----------------------   --------------------------
                     Number of   Total Asset*      Number of  Total Assets  Number of   Total Assets
Portfolio Manager    Accounts        $             Accounts        $        Accounts        $
-----------------    ---------   --------------    ---------  ------------  ---------   --------------
Alan Langsner            12      23,491,463,736      None                0     1          $115,668,360

Brooks Taylor             8      21,910,825,778      None                0    None                   0

Kenneth Enright          13      23,556,621,853      None                0     2         1,096,418,861

Michael Roberge          11      23,710,312,364       1         48,222,544     2            64,115,575

Steven Gorham            22      32,345,125,870       2        904,504,547     24        3,531,914,967

Richard O. Hawkins       11      24,050,643,146      None                0    None                   0

William Douglas           8      21,910,825,778      None                0    None                   0

*Includes the Fund

With respect to the accounts identified in the table above, Steven Gorham manages 1 "Other Account" with assets totaling $444,832,251 for which the advisory fees are based in part on the performance of the account. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.

No portfolio manager owns any shares of the Fund.

COMPENSATION. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

BASE SALARY. Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

PERFORMANCE BONUS. Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60 %) and less weight given to the latter.

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from Fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms.

The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

Potential Conflicts of Interest. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

MERCURY LARGE CAP CORE PORTFOLIO (FORMERLY, MERRILL LYNCH LARGE CAP CORE PORTFOLIO)

The Fund is managed by Bob Doll. Since September of 2001, Mr. Doll has been President and Chief Investment Officer of MLIM. He is also a member of the Merrill Lynch & Co., Inc. Executive Management Committee and serves as Senior Portfolio Manager of the Merrill Lynch Large Cap Series Funds.

Mr. Doll joined Merrill Lynch in June 1999 as Chief Investment Officer for Equities and was promoted to the position of Global Chief Investment Officer in November 1999. Mr. Doll has been manager of the Merrill Lynch Large Cap Core Fund of the Merrill Lynch Large Cap Series, which is managed in a substantially similar manner to the proposed new objective and strategies for the Fund, since its inception in December 1999.

Prior to joining Merrill Lynch, Mr. Doll was Chief Investment Officer of OppenheimerFunds, Inc., where he directed a 100-member-plus investment staff managing the firm's $100 billion in assets. He was also a member of that firm's Executive Committee.

Mr. Doll has bachelor's degrees in Accounting and Economic and master's in Business Administration. He is a CFA charter holder and a Certified Public Accountant.

Number of Other Accounts Managed
by Manager(s) as of December 31,
2004 by Type of Account: (a)            Assets in Other Accounts Managed by          For Accounts Listed Where the Manager's
Registered Investment Company; (b)      Manager by Type of Account: (a) Registered   Compensation is Based on the Account's
Other Pooled Investment Vehicles; (c)   Investment Company; (b) Other Pooled         Performance, the Number of Accounts
Other Accounts.                         Investment Vehicles; (c) Other Accounts      and Assets in the Accounts
-------------------------------------   ------------------------------------------   ---------------------------------------
a) 13                                   a) $5,439,585,763                            a) 0

b) 3                                    b) $794,620,067                              b) 0

c) 2                                    c) $134,765,032                              c) 0

The portfolio manager owned no shares of the fund as of the fiscal year December 31, 2004.

The Merrill Lynch Investment Manager (MLIM) Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

COMPENSATION PROGRAM: The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

BASE SALARY: Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

PERFORMANCE-BASED COMPENSATION: MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

CASH BONUS: Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

STOCK BONUS: A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

OTHER BENEFITS: Portfolio Managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

POTENTIAL MATERIAL CONFLICTS OF INTEREST. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the Fund and also for other clients advised by MLIM, L.P. and its affiliates, including other client accounts managed by a portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of MLIM, L.P. and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for the Fund may differ from the results achieved by other clients of MLIM, L.P. and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by MLIM, L.P. to be equitable to each. MLIM, L.P. will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a portfolio. Purchase and sale orders for the Fund may be combined with those of other clients of MLIM, L.P. and its affiliates in the interest of achieving the most favorable net results to the Fund.

To the extent that the Fund's portfolio management team has responsibilities for managing accounts in addition to the Fund, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i) MLIM, L.P. may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) a member of a portfolio management team owns an interest in one fund or account he or she manages and not another.

PIONEER FUND PORTFOLIO

Day-to-day management of the Fund is the responsibility of John A. Carey, portfolio manager and Walter Hunnewell, Jr,. assistant portfolio manager. Mr. Carey and Mr. Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Additionally, the portfolio managers may draw upon research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey joined Pioneer as an analyst in 1979 and is currently director of portfolio management and an executive vice president. Mr. Hunnewell is a vice president and joined Pioneer in 2001. He has been an investment professional since 1985, serving as an independent manager and fiduciary of private asset portfolios from 2000 to 2001 and as an analyst with Putnam Investments from 1994 to 1999.

Other Accounts Managed by the Portfolio Managers. The table below indicates, for each portfolio manager of the Fund, information about the accounts other than the Fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2004. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                        Number of Other                                 For Accounts
                       Accounts Managed                                 Listed Where
                      by Manager(s) as of                               the Manager's
                       December 31, 2004    Assets in Other Accounts    Compensation      Number of
                      by Type of Account:    Managed by Manager by     is Based on the    Accounts
                        (a) Registered        Type of Account: (a)        Account's      Managed for
                          Investment         Registered Investment      Performance,        which
                      Company; (b) Other       Company; (b) Other       the Number of    Advisory Fee
                       Pooled Investment       Pooled Investment        Accounts and          is        Assets Managed for
                      Vehicles; (c) Other     Vehicles; (c) Other       Assets in the    Performance-   which Advisory Fee
Portfolio Manager         Accounts.                Accounts              Accounts          Based        is Performance-Based
------------------    -------------------   ------------------------   ---------------   ------------   --------------------
John Carey            a) 6                  a) $9,258,163,000          None              a) 1           a) $7,238,272,000
                      b) 2                  b) $678,541,000                              b) 0           b) $
                      c) 8                  c) $262,534,000                              c) 0           c) $

Walter Hunnewell      a) 6                  a) $9,258,163,000          None              a) 1           a) $7,238,272,000
                      b) 2                  b) $678,541,000                              b) 0           b) $
                      c) 10                 c) $263,319,000                              c) 0           c) $

The portfolio managers owned no shares of the Fund as of December 31, 2004.

PIONEER MID CAP VALUE PORTFOLIO

J. Rodman Wright, portfolio manager, and Sean Gavin, assistant portfolio manager, are responsible for the day-to-day management of the Fund. A team of experienced equity portfolio managers and analysts supports them. Mr. Wright and Mr. Gavin may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited, based in Dublin, Ireland. Mr. Wright joined Pioneer in 1994 and has been an investment professional since 1988. Mr. Gavin joined Pioneer in 2002 and has been an investment professional since 1998.

Other Accounts Managed by the Portfolio Managers. The table below indicates, for each portfolio manager of the Fund, information about the accounts other than the Fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2004. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                        Number of Other                                 For Accounts
                       Accounts Managed                                 Listed Where
                      by Manager(s) as of                               the Manager's
                       December 31, 2004    Assets in Other Accounts    Compensation      Number of
                      by Type of Account:    Managed by Manager by     is Based on the    Accounts
                        (a) Registered        Type of Account: (a)        Account's      Managed for
                          Investment         Registered Investment      Performance,        which
                      Company; (b) Other       Company; (b) Other       the Number of    Advisory Fee
                       Pooled Investment       Pooled Investment        Accounts and          is        Assets Managed for
                      Vehicles; (c) Other     Vehicles; (c) Other       Assets in the    Performance-   which Advisory Fee
Portfolio Manager         Accounts.                Accounts              Accounts          Based        is Performance-Based
------------------    -------------------   ------------------------   ---------------   ------------   --------------------
J. Rodman Wright      a) 4                  a) $5,001,608,000          None              a) 2           a) $6,368,549,000
                      b) 2                  b) $699,182,000                              b) 0           b) 0
                      c) 4                  c) $37,217,000                               c) 0           c) 0

Sean Gavin            a) 1                  a) $845,818,000            None              a) 1           a) $2,223,727,000
                      b) 2                  b) $699,182,000                              b) 0           b) 0
                      c) 2                  c) $91,900                                   c) 0           c) 0

The portfolio managers owned no shares of the Fund as of December 31, 2004.

PIONEER STRATEGIC INCOME PORTFOLIO

Day-to-day management of the fund's portfolio is the responsibility of Kenneth
J. Taubes. Mr. Taubes is supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Taubes is responsible for overseeing the U.S. and global fixed income teams. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982.

Other Accounts Managed by the Portfolio Manager. The table below indicates, for the portfolio manager of the Fund, information about the accounts other than the Fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of

October 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.


                        Number of Other                                 For Accounts
                       Accounts Managed                                 Listed Where
                      by Manager(s) as of                               the Manager's
                       October 31, 2005     Assets in Other Accounts    Compensation      Number of
                      by Type of Account:    Managed by Manager by     is Based on the    Accounts
                        (a) Registered        Type of Account: (a)        Account's      Managed for
                          Investment         Registered Investment      Performance,        which
                      Company; (b) Other       Company; (b) Other       the Number of    Advisory Fee
                       Pooled Investment       Pooled Investment        Accounts and          is        Assets Managed for
                      Vehicles; (c) Other     Vehicles; (c) Other       Assets in the    Performance-   which Advisory Fee
Portfolio Manager         Accounts.                Accounts              Accounts          Based        is Performance-Based
------------------    -------------------   ------------------------   ---------------   ------------   --------------------
Kenneth J. Taubes     a) 8                  a) $2,651,549,000          None              0              N/A
                      b) 1                  b) $407,954,000
                      c) 0                  c) $0


The portfolio manager owned no shares of the Fund as of October 31, 2005.

COMPENSATION OF PORTFOLIO MANAGERS. Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

..       QUANTITATIVE INVESTMENT PERFORMANCE. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the fund, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest (40%), which, in the case of the fund is the Lehman Brothers U.S. Universal Index. As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against criteria that are relevant to the portfolio manager's competitive universe.


..       QUALITATIVE PERFORMANCE. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.


..       PIONEER RESULTS AND BUSINESS LINE RESULTS. Pioneer's financial performance, as well as the investment performance of its investment management group, affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.

PIONEER FUND, PIONEER MID CAP VALUE, PIONEER STRATEGIC INCOME

POTENTIAL CONFLICTS OF INTEREST. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts' investment objectives and policies. This allocation methodology necessarily involves some subjective elements but it's intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

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


DISCIPLINED MID CAP PORTFOLIO AND STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO AND SMALL CAP VALUE PORTFOLIO

On June 24, 2005, Citigroup and Legg Mason announced that Citigroup would sell substantially all of its worldwide asset management business to Legg Mason. The transaction subsequently was closed on December 1, 2005, on which date TIMCO became an indirect wholly owned subsidiary of Legg Mason. TIMCO and all portfolio management personnel have retained their advisory roles with the Funds and the names of the entities involved in the transaction have remained unchanged.

TIMCO employs a team approach to portfolio management. Daniel Willey is the lead portfolio manager for the team. Dan has been with the firm for 10 years and has 25 years of experience. He is supported on the portfolio management and implementation team by John Lau, Louis Scott, Alex Romeo and Ethan Madson. Alex Romeo serves as a principal portfolio manager for the Disciplined Mid Cap Portfolio and John Lau serves as a principal portfolio manager for the Small Cap Value Portfolio and Small Cap Growth Portfolio. A team of researchers, led by Lillyn Teh, PHD, CFA, Director, Head of Quantitative Research, supports the efforts of the portfolio management team.

Every member of the team is actively involved in the management of client portfolios. The individuals listed below focus solely on quantitative portfolio management of U.S. equity strategies. The efforts of the implementation team tends to get divided across our large, mid and small cap strategies, whereas the entire focus of the research team is to enhance the stock selection and portfolio construction models which are used in all mandates. Please refer to the table and biographical information below for details on the U.S. Quantitative Equity investment professionals.

Portfolio Management and Trading


                                             Years with   Years in     Years of
Name               Title/Responsibilities      Firm      Position    Experience
----------------   -----------------------  -----------  ----------  -----------
Dan Willey         Director , President &        10          10          25
                   CEO/Senior Portfolio
                   Manager

John Lau, CFA      Director / Portfolio          9           9           10
                   Manager

Alex Romeo, CFA    Vice President /              6           6           6
                   Portfolio Manager

DANIEL WILLEY
Director, President of TIMCO Asset Management, Inc. (TIMCO)
..Responsible for all investment activities including, portfolio management, research and trading
..25 years of industry experience
..Joined TIMCO in 1994
..TIMCO - Portfolio Manager and Head Equity Trader for quantitative equity strategies
..SHAWMUT NATIONAL BANK - Head Equity Trader
..OFFICE OF THE TREASURER FOR THE STATE OF CONNECTICUT - Head Equity Trader ..BANK OF NEW ENGLAND - head trader, portfolio manager, research analyst ..TUCKER ANTHONY - Registered Representative
..BLYTH EASTMAN DILLION - Registered Representative
..Member of the Security Traders Association of Connecticut
..BA from St.Mary's Seminary University

JOHN LAU, CFA
Director
..Portfolio Manager for equity strategies; has had numerous responsibilities including portfolio management, research, trading, and new product development. ..10 years of experience
..Joined TIMCO in 1995

..United Technologies Pratt & Whitney Aircraft Engines - senior design engineer responsible for design simulation projects
..Member, Association for Investment Management & Research (AIMR)
..Member, American Finance Association
..Member, New York Society of Financial Analysts
..NASD Licensed (Series 3, Series 7 and Series 63)
..MBA from Columbia University; MS in Engineering from the University of California at Berkeley; BS in Engineering from the University of Michigan

ALEXANDER ROMEO, CFA
Vice President
..Quantitative Analyst for equity strategies responsible for developing stock selection models, risk management and trading strategies; primary focus is on the development of simulations, models and backtests to evaluate earnings, valuation and pricing signals.
..6 years of experience
..Joined TIMCO in 1998
..General Dynamics - Systems Engineer
..Structured Technology Corporation - Software Developer
..End2End - Program Manager
..Member, Association of Investment Management and Research (AIMR)
..Member, Stamford Society of Investment Analysts, Inc. (SSIA)
..NASD Licensed (Series 3, Series 7 and Series 63)
..MBA from Rensselaer Polytechnic Institute; MS in Engineering from the University of Texas at Arlington; BS in Engineering from the Massachusetts Institute of Technology

PORTFOLIO MANAGER COMPENSATION. Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

                                                                Assets in Other Accounts
                               Number of Other Accounts          Managed by Manager by
                             Managed by Manager(s) as of          Type of Account: (a)      For Accounts Listed Where the
                            December 31, 2004 by Type of         Registered Investment        Manager's Compensation is
                          Account: (a) Registered Investment       Company; (b) Other          Based on the Account's
                              Company; (b) Other Pooled             Pooled Investment        Performance, the Number of
                            Investment Vehicles; (c) Other        Vehicles; (c) Other        Accounts and Assets in the
Portfolio Manager                     Accounts.                        Accounts                      Accounts
----------------------    ----------------------------------   --------------------------   -----------------------------
Dan Willey                a) 13                                a) $4,659,389,093            a) 0

Disciplined Mid Cap       b) 0                                 b) 0                         b) 0

                          c) 11                                c) $1,360,007,279            c) 0

Alexander Romeo           a) 3                                 a) $1,116,733,093            a) 0

Disciplined Mid Cap       b) 0                                 b) 0                         b) 0
Account MDEF
                          c) 0                                 c) 0                         c) 0

Dan Willey                a) 14                                a) $4,845,590,093            a) 0

New Small Cap Growth &    b) 0                                 b) 0                         b) 0
New Small Cap Value
                          c) 11                                c) $1,360,007,279            c) 0

John Lau                  a) 5                                 a) $2,611,931,128            a) 0

New Small Cap Growth &    b) 0                                 b) 0                         b) 0
New Small Cap Value
                          c) 8                                 c) $1,171,462,578            c) 0

MANAGED ALLOCATION SERIES: AGGRESSIVE PORTFOLIO, MODERATE-AGGRESSIVE, MODERATE, MODERATE-CONSERVATIVE, CONSERVATIVE PORTFOLIOS

Robert Wang, Inna Okounkova, Christine Johnson and Joe Wang serve as the Portfolio Managers.

Robert Wang, Managing Director, Senior portfolio. Manager for global asset allocation and global quantitative equity products responsible for implementation, risk control and product management; member of the DeAM Americas Investment Committee and DeAM Global IGAP Oversight Committee: New York. Joined the Company in 1995 as a senior fixed income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed income, derivatives and foreign exchange products. BS in economics from The Wharton School, University of Pennsylvania

Christine Johnson, CFA Director. Product specialist for Advanced Research and Quantitative Strategies: New York. Joined the Company in 1993, formerly serving as a relationship manager for institutional clients, a senior consultant in the Asset Consulting group, and as a performance analyst. BA from Pace University; MBA from Fordham University

Inna Okounkova, Director. Global Asset Allocation portfolio manager: New York. Joined the Company in 1999 as quantitative analyst, becoming associate portfolio manager in 2001. MS from Moscow State University; MBA from University of Chicago Graduate School of Business.

Joe Wong, CFA, Vice President. Quantitative analyst for the Advanced Research and Quantitative Strategies Group: New York. Joined the Company in 1997, previously serving as quantitative analyst in Sydney office, after 5 years of experience as consultant to Equitilink Investment Management and quantitative analyst at Macquarie Investment Management Ltd. BEc from Macquarie University, Australia; MComm from University of NSW, Australia

PORTFOLIO MANAGER COMPENSATION. The Subadvisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and Scudder Investments' and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, the Advisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Advisor considers a number of quantitative and qualitative factors such as:

     . Scudder Investments' performance and the performance of Deutsche Asset Management;

     . Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

     . Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Advisor assesses compliance, risk management and teamwork skills.

Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Advisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

In addition, the Advisor analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

CONFLICTS OF INTEREST. In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

OTHER SEC REGISTERED INVESTMENT COMPANIES MANAGED:

                                                   NUMBER OF
                                                  INVESTMENT
                   NUMBER OF     TOTAL ASSETS       COMPANY     TOTAL ASSETS OF
                   REGISTERED   OF REGISTERED    ACCOUNTS WITH    PERFORMANCE-
NAME OF PORTFOLIO  INVESTMENT     INVESTMENT      PERFORMANCE-     BASED FEE
MANAGER            COMPANIES      COMPANIES        BASED FEE       ACCOUNTS
-----------------  ----------  ----------------  -------------  ----------------
Janet Campagna     34          2,928,736,703.34  0              0

Robert Wang        34          2,928,736,703.34  0              0

Inna Okounkova     12          754,902,261.70    0              0

Christine Johnson  0           0                 0              0

Joe Wong           0           0                 0              0

OTHER POOLED INVESTMENT VEHICLES MANAGED:

                                                   NUMBER OF
                                                    POOLED
                                                  INVESTMENT
                   NUMBER OF     TOTAL ASSETS       VEHICLE     TOTAL ASSETS OF
                     POOLED       OF POOLED      ACCOUNTS WITH    PERFORMANCE-
NAME OF PORTFOLIO  INVESTMENT     INVESTMENT      PERFORMANCE-     BASED FEE
MANAGERS            VEHICLES      VEHICLES         BASED FEE       ACCOUNTS
-----------------  ----------  ----------------  -------------  ----------------
Janet Campagna     7           478,714,795.70    0              0

Robert Wang        7           478,714,795.70    0              0

Inna Okounkova     2           317,196,143.87    0              0

Christine Johnson  0           0                 0              0

Joe Wong           0           0                 0              0

OTHER ACCOUNTS MANAGED:

                                                   NUMBER OF
                                                     OTHER      TOTAL ASSETS OF
                   NUMBER OF                     ACCOUNTS WITH    PERFORMANCE-
NAME OF PORTFOLIO    OTHER     TOTAL ASSETS OF    PERFORMANCE      BASED FEE
     MANAGER        ACCOUNTS    OTHER ACCOUNTS     BASED FEE       ACCOUNTS
-----------------  ----------  ----------------  -------------  ---------------
Janet Campagna     40          6,692,460,383.69  3              79,719,403.54

Robert Wang        40          6,692,460,383.69  3              79,719,403.54

Inna Okounkova     8           408,569,683.42    0              0

Christine Johnson  0           0                 0              0

Joe Wong           0           0                 0              0

The portfolio managers owned no shares of the fund as of December 31, 2004.

SMALL CAP GROWTH PORTFOLIO

Please see information on TIMCO under "Disciplined Mid Cap Portfolio."

On behalf of Janus Captial Management LLC, ("Janus") Mr. William H. Bales serves as the portfolio manager for the Fund. Mr. Bales has been a co-portfolio manager at Janus since 1997 and a portfolio manager since 2000. Mr. Bales joined Janus in 1991 and was a research co-analyst from 1993 to 1997.

                                                                Assets in Other Accounts
                               Number of Other Accounts          Managed by Manager by
                             Managed by Manager(s) as of          Type of Account: (a)      For Accounts Listed Where the
                            December 31, 2004 by Type of         Registered Investment        Manager's Compensation is
                          Account: (a) Registered Investment       Company; (b) Other          Based on the Account's
                              Company; (b) Other Pooled             Pooled Investment        Performance, the Number of
                            Investment Vehicles; (c) Other        Vehicles; (c) Other        Accounts and Assets in the
Portfolio Manager                     Accounts.                        Accounts                      Accounts
----------------------    ----------------------------------   --------------------------   -----------------------------
TIMCO (see information
under Disciplined Mid
Cap above)

Janus - William H. Bales  a) 2                                 a) $1,650,635,355

                          b) 0                                 b) none

                          c) 0                                 c) None

As shown in the accompanying table, the portfolio manager may manage other accounts with investment strategies similar to the Fund. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

COMPENSATION: The following describes the structure and method of calculating the portfolio manager's compensation as of January 1, 2005.

The portfolio manager is compensated by Janus Capital for managing the Fund and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted

Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

The Portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

The Fund's Lipper peer group for compensation purposes is the Small-Cap Growth Funds.

SMALL CAP VALUE PORTFOLIO

Please see information on TIMCO under "Disciplined Mid Cap Portfolio."

The Fund is managed by the following portfolio managers from Dreman Value
Management:

                    LENGTH OF INVESTMENT
NAME & TITLE        EXPERIENCE             BUSINESS EXPERIENCE

David Dreman,       Over 30 Years          Chairman & Chief Investment
Portfolio Manager                          Officer of Dreman Value
                                           Management LLC & predecessor
                                           Firms since 1977

Nelson Woodard      Over 20 Years          Managing Director and Senior
Portfolio Manager                          Portfolio
                                           Manager of Dreman Value
                                           Management LLC since 2001

PORTFOLIO MANAGERS COMPENSATION - DREMAN VALUE MANAGEMENT LLC:

The Funds have been advised that the subadvisor has implemented a highly competitive compensation plan which seeks to attract and retain exceptional investment professionals who have demonstrated that they can consistently outperform their respective fund's benchmark. The compensation plan is comprised of both a fixed component and a variable component. The variable component is determined by assessing the investment professional's performance measured utilizing both quantitative and qualitative factors.

The Advisor's investment professionals are each paid a fixed base salary that is determined based on their job function and responsibilities. The base salary is deemed to be competitive with the marketplace and specifically with salaries in the financial services industry by utilizing various salary surveys compiled for the financial services industry specifically investment advisory firms. The variable component of the subadvisor's compensation plan which takes the form of a cash bonus combined with either stock appreciation rights grants or outright stock grants is discretionary and is designed to reward and retain investment professionals including portfolio managers and research analysts for their contributions to the Fund's performance relative to its benchmark.

Investment professionals may receive equity in the form of units or fractional units of membership interest in the subadvisor or they may receive stock appreciation rights which enable them to participate in the growth of the firm. The subadvisor's membership units are valued based on a multiple of net profits so grants of stock appreciation rights which vest over a specified term will result in additional compensation as net profits increase. Investment professionals also participate in the subadvisor's profit sharing plan, a defined contribution plan that allows the subadvisor to contribute up to twenty-five percent of an employee's total compensation, subject to various regulatory limitations, to each employee's profit sharing account. The subadvisor's profit sharing plan is a non-discriminatory plan which benefits all employees of the firm including both portfolio managers and research analysts. Contributions to the subadvsior's profit sharing plan vest over a specified term. Finally all employees of the subadvisor including investment professionals receive additional fringe benefits in the form of subsidized medical and dental and group-term and life insurance coverage.

The basis for determining the variable component of an investment professional's total compensation is determined through a subjective process which evaluates an investment professional performance against several quantitative and qualitative factors including the following:

Quantitative factors:

     (i) Relative ranking of the Fund's performance against its peers in the one, three and five year pre-tax investment performance categories. The Fund's performance is evaluated against peers in its fund category and performance is ranked from one to four on a declining scale depending on the quartile in which the portfolio manager's absolute performance falls. The portfolio manager is rewarded on a graduated scale for outperforming relative to his peers.

     (ii) Relative performance of the Fund's performance against the pre-determined indices for the product strategy against which the Fund's performance is measured. The portfolio manager is rewarded on a graduated scale for outperforming relative to the fund's benchmark index.

     (iii)Performance of the Fund's portfolio measured through attribution analysis models which analyses the portfolio manager's contribution from both an asset allocation or sector allocation perspective and security selection perspective. This factor evaluates how the investment professional performs in linking performance with the client's investment objective including investment parameters and risk and return objectives. This factor may include some qualitative characteristics.

Qualitative factors:

          (i) Ability to work well with other members of the investment professional team and mentor junior members

          (ii) Contributions to the organizational overall success with new product strategies

          (iii)Other factors such as contributing to the team in a leadership role and by being responsive to requests for assistance

The following table identifies the fund's portfolio manager(s); their role in managing the portfolio; their length of investment experience and business experience over the last five years.

FUND OWNERSHIP BY PORTFOLIO MANAGERS: The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund or its affiliates, including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of February 28, 2005.

NAME OF PORTFOLIO   DOLLAR RANGE OF FUND  DOLLAR RANGE OF SCUDDER FUND
     MANAGER            SHARES OWNED             SHARES OWNED

David N. Dreman             None                    None

Nelson Woodard              None                    None

CONFLICTS OF INTEREST: In addition to managing the assets of the Fund, the portfolio manager may manage other client accounts of the subadvisor. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

OTHER SEC REGISTERED INVESTMENT COMPANIES MANAGED:

                                                  NUMBER OF
                                                 INVESTMENT
                    NUMBER OF  TOTAL ASSETS OF     COMPANY     TOTAL ASSETS OF
                   REGISTERED    REGISTERED     ACCOUNTS WITH   PERFORMANCE
NAME OF PORTFOLIO  INVESTMENT    INVESTMENT      PERFORMANCE     BASED FEE
    MANAGER        COMPANIES     COMPANIES        BASED FEE      ACCOUNTS

David N. Dreman       13        $9.0 billion        None           None

Nelson Woodard         2        $2.9 billion        None           None

OTHER POOLED INVESTMENT VEHICLE MANAGED:

                                                  NUMBER OF
                                                   POOLED
                   NUMBER OF   TOTAL ASSETS OF   INVESTMENT    TOTAL ASSETS OF
                     POOLED        POOLED       VEHICLES WITH   PERFORMANCE
NAME OF PORTFOLIO  INVESTMENT    INVESTMENT      PERFORMANCE     BASED FEE
    MANAGER         VEHICLES      VEHICLES        BASED FEE      ACCOUNTS

David N. Dreman        2        $46 million         None           None

Nelson Woodard         0           None             None           None

OTHER ACCOUNTS MANAGED:

                                                  NUMBER OF
                   NUMBER OF   TOTAL ASSETS OF      OTHER      TOTAL ASSETS OF
NAME OF PORTFOLIO    OTHER     OTHER ACCOUNTS   ACCOUNTS WITH   PERFORMANCE
    MANAGER         ACCOUNTS                     PERFORMANCE     BASED FEE
                                                  BASED FEE      ACCOUNTS

David N. Dreman       99        $2.2 billion        None            None

Nelson Woodard        13         $79 million        None            None

The subadvisor manages clients' accounts using a contrarian value investment strategy. For both its large capitalization and small capitalization strategies the subadvisor utilizes a model portfolio and rebalances clients accounts whenever changes are made to the model portfolio. In addition the subadvisor aggregates its trades and allocates the trades to all clients accounts in an equitable manner. The subadvisor strongly believes aggregating its orders protect all clients from being disadvantaged by price or time execution. The model portfolio approach and the trade aggregation policy of the subadvisor eliminates any potential or apparent conflicts of interest that could arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. The subadvisor does not receive any performance-based fees from any of its accounts with the exception of a hedge fund that is managed by an affiliated firm. However the hedge funds are treated like any other client account and trades done for the fund are generally aggregated with trades done for its regular client accounts.

The subadvisor's investment professional are compensated in the same manner for all client accounts irrespective of the type of account.

VAN KAMPEN ENTERPRISE

The Fund's portfolio is managed within the Subadviser's Enterprise team. Current members of the team include Sandip Bhagat, Managing Director of the Subadviser, Feng Chang, Kevin Jung, Leah Modigliani, and Hooman Yaghoobi, Executive Directors of the Subadviser.

Sandip Bhagat, who is the Fund's lead portfolio manager, has worked for the subadviser since July 2004 and has managed the Fund since November 15, 2004. Prior to that, he was President and Chief Investment Office of Travelers Investment Management Company. Feng Chang has worked for the subadviser since August 2004 and has managed the Fund since November 15, 2004. Prior to that, he was a Quantitative Research Analyst for Travelers Investment Management Company. Kevin Jung has worked for the subadviser since September 1997 and has managed the Fund since November 15, 2004. Leah Modigliani has worked for the subadviser since July 1995 and has managed the Fund since November 15, 2004. Hooman Yaghoobi has worked for the subadviser since July 1995 and has managed the Fund since November 15, 2004.

Sandip Bhagat and Feng Chang are the lead portfolio managers of the Fund. Leah Modigliani, Kevin Jung, and Hooman Yaghoobi are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The composition of the team may change without notice from time to time.

                                 FUND MANAGEMENT

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS


As of October 31, 2005, Sandip Bhagat managed 3 mutual funds with a total of $1,630,827,845 in assets; no pooled investment vehicles other than mutual funds; and 7 other accounts (which include accounts managed under certain "wrap fee programs") with a total of approximately $453 million in assets. Of these other accounts, 1 account with a total of approximately $206 million in assets had performance based fees.

As of October 31, 2005, Feng Chang managed 2 mutual funds with a total of $1,560,128,920 in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of October 31, 2005, Kevin Jung managed 9 mutual funds with a total of $5,854,843,603 in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of October 31, 2005, Leah Modigliani managed 3 mutual funds with a total of $1,670,052,185 in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of October 31, 2005, Hooman Yaghoobi managed 2 mutual funds with a total of $1,560,128,920 in assets; no pooled investment vehicles other than mutual funds; and no other accounts.


Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE


Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the subadviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

..    CASH BONUS;

..    MORGAN STANLEY'S EQUITY INCENTIVE COMPENSATION PROGRAM (EICP) AWARDS -- a
     mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

..    INVESTMENT MANAGEMENT DEFERRED COMPENSATION PLAN (IMDCP) AWARDS -- a
     mandatory
program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Subadviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu. The Fund currently is not included in the IMDCP fund menu.

..    VOLUNTARY DEFERRED COMPENSATION PLANS -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Subadviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

..    Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups, where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

..    Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

..    Contribution to the business objectives of the Subadviser.

..    The dollar amount of assets managed by the portfolio manager.

..    Market compensation survey research by independent third parties.

..    Other qualitative factors, such as contributions to client objectives.

..    Performance of Morgan Stanley and Morgan Stanley Investment Management, and
     the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.


SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS


As of October 31, 2005, none of the portfolio managers beneficially owned securities in the Fund.

THE ADVISORY AGREEMENTS

Under the terms of their respective advisory and subadvisory agreements, the parties to such agreements shall:

          (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the Funds' investment policies, affecting the economy generally and individual companies or industries, the securities of which are included in the investment portfolios or are under consideration for inclusion therein;

          (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Funds;

          (3) regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

          (4) take such steps as are necessary to implement the investment programs approved by the Board; and

          (5) regularly report to the Board with respect to implementation of the approved investment programs and any other activities in connection with the administration of the Funds' assets.

As required by the 1940 Act, each advisory and subadvisory agreement will continue in effect for a period of more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the particular Fund's outstanding voting securities. In addition, and in either event, the terms of the advisory and subadvisory agreements must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, an advisory or subadvisory agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the agreements. The advisory and subadvisory agreements further provide that they will terminate automatically upon assignment; may be amended only with prior approval of a majority of the particular Fund's outstanding voting securities; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the particular Fund's outstanding voting securities; and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the particular Fund's outstanding voting securities.

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for a Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property.

The Trust, however, has obligated the Funds under the 1940 Act to redeem for cash all shares presented to a Fund for redemption by any one shareholder in a 90-day period up to $250,000, or 1% of the Fund's net assets if that is less, valued for this purpose as the securities are valued in computing the Fund's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, including brokerage charges, as well as the associated inconveniences.

                                    BROKERAGE

Subject to approval of the Board, the policy of TAMIC, TIA, TIMCO, Dreman, Deutsche, Janus, Mondrian, MFS, MLIM, Federated, FEMCOPA, FMR, AIM Capital, VKAM, SaBAM, and Pioneer (collectively, the "advisers"), in executing transactions in the Funds' portfolio securities, is to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation:

     . the overall direct net economic result to the Funds, involving both price paid or received and any commissions and other cost paid;

     .    the efficiency with which the transaction is effected;

     . the ability to effect the transaction at all where a large block is involved;

     . the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

     .    the financial strength and stability of the broker.

     . Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, one factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Funds and the advisers is considered to be in addition to and not in lieu of services required to be performed by the advisers under their respective advisory agreements. The brokerage commission paid by; a Fund for a transaction may be greater than the commission that would have been charged by another broker if the difference is determined in good faith to be justified in light of the brokerage and information provided. The cost, value and specific application of such information are indeterminable, and it is not practical to allocate these costs, value or specific allocations among the Funds and other clients of an adviser (namely, TAMIC, TIA, TIMCO, Dreman, Deutsche, Janus, Mondrian, MFS, MLIM, Federated, FEMCOPA, FMR, AIM Capital, VKAM, SaBAM, or Pioneer). Accordingly, the advisers or their other clients may indirectly benefit from the availability of such information. This situation may create a conflict of interest for an adviser. Similarly, the Funds may indirectly benefit from information made available as a result of transactions for other clients of an adviser.

The Trust's Board of Trustees has determined that agency transactions in equity securities for the Trust may be executed through any broker-dealer affiliate (each, an "Affiliated Broker") if, in the judgment of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Trust as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Trust a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. No adviser may deal with an Affiliated Broker in any transaction in which the Affiliated Broker acts as principal.

The Trust Board has adopted certain policies and procedures incorporating the standard of Rule l7e-l issued by the SEC under the 1940 Act which requires that the commissions paid to any Affiliated Broker must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require management to furnish reports to the Board and to maintain records in connection with such reviews.

Purchases and sales of bonds and money market instruments usually are principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters include the underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the advisers generally deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Funds are required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

The advisers' policies with respect to brokerage are and will be reviewed by the Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

BROKERAGE COMMISSIONS

The following chart lists the total brokerage commissions paid by each Fund during the last three years, and the total amount paid to brokers providing research services and the total commission amount paid to such brokers for the year ended December 31, 2004. Also provided is the dollar amount and percentage of brokerage commissions paid to brokerage firms that provided research services. Because the purchase and sale of bonds is a principal transaction there are minimal brokerage commissions to report for Funds that buy bonds.

                                                                                   TOTAL PORTFOLIO
                                                                                    TRANSACTIONS
                                                                                   ASSOCIATED WITH
                                                                                  BROKERS PROVIDING  COMMISSION PAID
                                                                                  RESEARCH SERVICES  TO SUCH BROKERS
FUNDS                                       2004          2003          2002           IN 2004           IN 2004
--------------------------------------  ------------  ------------  ------------  -----------------  ---------------
Convertible Securities Portfolio .....  $      3,994  $      3,609  $      8,124
Disciplined Mid Cap Stock Portfolio ..  $    476,925  $    333,417  $    251,013  $     116,864,453  $       169,973
Equity Income Portfolio ..............  $  1,097,077  $  1,056,970  $    667,858
Federated High Yield Portfolio .......  $         31  $        319
Federated Stock Portfolio ............  $     26,283  $     30,640  $     22,838  $       4,751,746  $         7,615
Large Cap Portfolio ..................  $    382,463  $    374,572  $    501,377
Mondrian International Stock
 Portfolio ...........................  $    317,337  $    145,321  $    226,959  $      50,375,389  $        83,398
MFS Mid Cap Growth Portfolio .........  $    562,777  $    543,840  $  1,345,721
ML Large Cap Core ....................  $     88,809  $    402,652  $    445,351
MFS Value Portfolio ..................  $     29,564  $     54,947  $     51,658
Travelers Quality Bond Portfolio
U.S. Government Securities Portfolio
Pioneer Fund Portfolio ...............  $     14,868  $     31,527  $     48,103
Zero Coupon Bond Fund Portfolio
 (Series 2005)

Brokerage business placed with brokers affiliated with any of the advisers or subadvisers was as follows:

BROKERAGE BUSINESS PLACED WITH AFFILIATED BROKERS

                                                                                % OF FUND'S AGGREGATE
                                                                                   DOLLAR AMOUNT OF
                                                           % OF TOTAL           TRANSACTIONS INVOLVING
                                     $ AMOUNT OF     COMMISSIONS PAID BY EACH    COMMISSIONS EFFECTED
AFFILIATED BROKER            YEAR  COMMISSIONS PAID     FUND FOR EACH YEAR     THROUGH AFFILIATED BROKER
--------------------------   ----  ----------------  ------------------------  -------------------------
LARGE CAP
_________
FIDELITY CAPITAL MARKETS..   2004                --                        --                         --
                             2003  $          7,474                      2.00%                      4.02%
                             2002  $         16,196                      3.23%                      6.32%
CITIGROUP GLOBAL             2004  $            168                      0.04%                      0.04%

EQUITY INCOME
_____________
FIDELITY CAPITAL MARKETS..   2004                --                        --                         --
                             2003  $          9,743                      0.92%                      2.11%
                             2002  $         16,495                      2.47%                      5.32%

                                                                                % OF FUND'S AGGREGATE
                                                                                   DOLLAR AMOUNT OF
                                                           % OF TOTAL           TRANSACTIONS INVOLVING
                                     $ AMOUNT OF     COMMISSIONS PAID BY EACH    COMMISSIONS EFFECTED
AFFILIATED BROKER            YEAR  COMMISSIONS PAID     FUND FOR EACH YEAR     THROUGH AFFILIATED BROKER
--------------------------   ----  ----------------  ------------------------  -------------------------
MERCURY LARGE CAP CORE
______________________
CITIGROUP GLOBAL             2004                --                        --                         --
                             2003  $            245                      0.06%                      0.06%
                             2002                --                        --                         --

MFS MID CAP GROWTH
__________________
SALOMON SMITH BARNEY         2004                --                        --                         --
                             2003                --                        --                         --
                             2002  $             20                     0.001%                     0.002%
PIONEER FUND
____________
CITIGROUP GLOBAL MKTS        2004  $            326                       2.2%                       2.8%
                             2003  $            322                      1.05%                      0.42%
                             2002                --                        --                         --

For the fiscal year ended December 31, 2004, the Funds held the following securities issued by its regular brokers or dealers:

CONVERTIBLE SECURITIES PORTFOLIO      D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
None

DISCIPLINED MID CAP PORTFOLIO         D= DEBT / E= EQUITY                    MARKET VALUE
-----------------------------------   -------------------                    ---------------
The Bear Stearns Cos., Inc.                    E                             $       693,150

ML LARGE CAP PORTFOLIO                D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
JPMorgan Chase & Co.                           E            8,000            $       312,080

EQUITY INCOME PORTFOLIO               D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
Merrill Lynch & Co., Inc.                      E            113,800          $     6,807,803
JPMorgan Chase & Co.                           E            105,728          $     4,124,449
The Charles Schwab Corp.                       E            262,940          $     3,144.762
Morgan Stanley                                 E            37,400           $     2,076,448
The Goldman Sachs Group, Inc.                  E            27,900           $     2,902,716
Lehman Brothers Holding Inc.                   E            19,400           $     1,697,112

FEDERATED HIGH YIELD PORTFOLIO        D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
None

FEDERATED STOCK PORTFOLIO             D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
JPMorgan Chase & Co.                           E            29,900           $     1,166,399
Morgan Stanley                                 E            13,000           $       721,760
The Goldman Sachs Group, Inc.                  E            4,300            $       447,372
Merrill Lynch & Co., Inc.                      E            6,000            $       358,620
Wachovia Corp.                                 E            6,700            $       352,420

MONEY MARKET PORTFOLIO                D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
None

LARGE CAP PORTFOLIO                   D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
Morgan Stanley                                 E            88,400           $     4,907,968
Bank of America                                E            66,600           $     3,129,534
Wells Fargo & Co.                              E            38,100           $     2,367,915
JPMorgan Chase & Co.                           E            52,296           $     2,040,067

MONDARIAN INTERNATIONAL STOCK
PORTFOLIO                             D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
Credit Suisse Group                            E                             $     4,651,388

MFS MID CAP GROWTH PORTFOLIO          D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
None

MFS VALUE PORTFOLIO                   D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
Bank of America Corp.                          E            41,578           $     1,953,750
The Goldman Sachs Group, Inc.                  E            14,130           $     1,470,085
JPMorgan Chase & Co.                           E            24,670           $       962,377
PNC Financial Services Group, Inc.             E            10,200           $       585,888
Mellon Financial Corp.                         E            15,760           $       490,294
Merrill Lynch & Co., Inc.                      E            6,030            $       360,413
Wells Fargo & Co.                              E            5,590            $       347,418
Lehman Brothers Holdings, Inc.                 E            2,800            $       244,944
Franklin Resources, Inc.                       E            2,600            $       181,090

QUALITY BOND PORTFOLIO                D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
JPMorgan Chase & Co.                           D                             $     4,718,560
Credit Suisse Group                            D                             $     3,556,272
UBS                                            D                             $     3,061,923
Banc of America                                D                             $     2,792,453
The Goldman Sachs Group, Inc.                  D                             $     2,152,271
Merrill Lynch & Co., Inc.                      D                             $     2,099,137
Lehman Brothers Holdings, Inc.                 D                             $     1,284,629
Morgan Stanley                                 D                             $     1,116,941
Bank of America Corp.                          D                             $     1,045,507

U.S. GOVERNMENT SECURITIES
PORTFOLIO                             D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
Morgan Stanley                                 D                             $    10,120,417
UBS                                            D                             $     5,992,759
JPMorgan Chase & Co.                           D                             $     4,982,116
CS First Boston Corp.                          D                             $     2,676,594

PIONEER FUND PORTFOLIO                D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
Merrill Lynch & Co., Inc.                      E                             $       358,979

ZERO COUPON BOND PORTFOLIO            D= DEBT / E= EQUITY   PAR/SHARES       MARKET VALUE
-----------------------------------   -------------------   --------------   ---------------
None


The Trust newly commenced operation of seven Funds (Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio ) that it acquired from the Travelers Series Fund Inc. as of July 1, 2005. Shown below are the amounts of total commissionable transactions for the year ended October 31, 2005 and brokerage commissions paid by the former company for the fiscal years ended October 31, 2003, October 31, 2004 and October 31, 2005 on behalf of the Predecessor Funds, the portion paid to CGM and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order. The Trust has provided all the relevant information obtained from the predecessor funds, and in the future will provide any additional required data as from the date of acquisition of the new Funds.

Brokerage Business Placed With CGM


                                                                                  % OF FUND'S AGGREGATE      TOTAL SOFT DOLLAR
                                                           $ AMOUNT OF TOTAL         DOLLAR AMOUNT OF       COMMISSIONS PAID TO
                                  $ AMOUNT OF TOTAL          COMMISSIONABLE       TRANSACTIONS INVOLVING      BROKERS PROVIDING
                                    COMMISSIONABLE       TRANSACTIONS DIRECTED      COMMISSIONS EFFECTED    RESEARCH SERVICES IN
FUND                             TRANSACTIONS IN 2005           TO CGM                  THROUGH CGM                 2005
--------------------------       --------------------    ---------------------    ----------------------    --------------------
AIM Capital
Appreciation                     $      1,950,291,213    $          18,648,550                     0.96%    $             37,118
Travelers Managed Income                          N/A                      N/A                      N/A                       --
SB Strategic Total
Return Bond                                       N/A                      N/A                      N/A                       --
MFS Total Return                 $      6,722,054,537    $          21,298,638                     0.32%                      --
Pioneer Strategic Income                          N/A                      N/A                      N/A                       --
Strategic Equity                 $     11,033,209,438    $          87,358,197                     0.79%    $             32,455
Van Kampen Enterprise            $        382,576,530    $             109,584                     0.03%                      --



Total brokerage commissions paid by Predecessor Funds:




                                                                % of Total
                                                             Commissions Paid
                                                             by each Fund for
FUNDS                                            2005              2005                2004             2003
-----------
AIM Capital Appreciation                                   $444,810            9.4%     $361,794         $296,245
Travelers Managed Income                                         $0             --            $0               $0
Salomon Brothers Strategic Total Return                        $815            .02%           $0               $0
MFS Total Return                                           $991,669          20.95%   $1,436,664         $958,988
Pioneer Strategic Income                                         $0             --          $115           $3,340
Strategic Equity                                         $3,233,246          68.30%   $3,130,217       $2,059,774
Van Kampen Enterprise                                       $63,223           1.33%     $337,420         $373,475


Commissions paid by Predecessor Funds to CGM



FUNDS                                       2005                            2004                           2003
------------
                                  Commissions   Percentage of     Commissions  Percentage of     Commissions  Percentage of
                                  paid to CGM       total         paid to CGM      total         paid to CGM      total
                                                 commissions                    commissions                    commissions
                                                     paid                           paid                           paid
AIM Capital Appreciation                 $28,967              .61%      $48,222        13.33%           $3,883         1.31%
Travelers Managed Income                        --                           --                             --
Salomon Brothers Strategic
Total Return                                   --                            --                             --
MFS Total Return                         $13,220              .28%           $0         0.00%               $0         0.00%
Pioneer Strategic Income                      __                             $0         0.00%               $0         0.00%
Strategic Equity                         $86,848             1.83%           $0         0.00%          $55,189         2.68%
Van Kampen Enterprise                       $198               --%      $30,012         8.89%          $24,297         6.51%

For the fiscal year ended October 31, 2005, the Predecessor Funds held the following securities issued by the regular broker-dealers:


AIM CAPITAL APPRECIATION PORTFOLIO     D= DEBT / E= EQUITY      MARKET VALUE
----------------------------------     -------------------     --------------
Merrill Lynch, Pierce, Fenner & Smith            E             $    2,282,797
Bank of America Securities                       E             $    2,208,870
Goldman Sachs & Co.                              E             $    3,073,445



MANAGED INCOME PORTFOLIO               D= DEBT / E= EQUITY       MARKET VALUE
-------------------------              -------------------     --------------
UBS Paine Webber                                 D             $    2,589,181
JPMorgan Chase & Co.                             D             $    8,009,612
Wachovia Securities                              D             $    2,697,493
CS First Boston                                  D             $    4,596,616
Goldman Sachs & Co.                              D             $    2,278,276
Merrill Lynch, Pierce, Fenner & Smith            D             $    2,913,078
Lehman Brothers                                  D             $    1,647,278
Bank of America Securities                       D             $    5,617,009
HSBC Securities Inc.                             D             $    4,787,901
Morgan Stanley                                   D             $    1,587,830
Washington Mutual Capital Corp.                  D             $    1,262,778



SB STRATEGIC TOTAL RETURN BOND         D= DEBT / E= EQUITY      MARKET VALUE
------------------------------         -------------------     --------------
Morgan Stanley                                   D             $       80,523
Bear Stearns                                     D             $       20,262
Bank of America Securities                       D             $       71,833
JPMorgan Chase & Co.                             D             $       75,122
HSBC Securities Inc.                             D             $       74,241



MFS TOTAL RETURN                       D= DEBT / E= EQUITY      MARKET VALUE
----------------                       -------------------     --------------
Merrill Lynch, Pierce, Fenner & Smith            D             $    1,247,245
Merrill Lynch, Pierce, Fenner & Smith            E             $    9,791,925
Goldman Sachs & Co.                              D             $    1,627,370
Goldman Sachs & Co.                              E             $    9,366,544
Bank of America Securities                       D             $    3,794,679
Bank of America Securities                       E             $   31,484,140
Bear Stearns                                     D             $    1,300,496
Morgan Stanley                                   D             $    2,308,958
Morgan Stanley                                   E             $    3,413,139
Lehman Brothers                                  D             $      809,827
Lehman Brothers                                  E             $    5,235,563

Wachovia Securities                              D             $    3,950,338
Wachovia Securities                              E             $    2,301,691
CS First Boston                                  D             $    3,066,743
JPMorgan Chase & Co.                             D             $    5,982,139
JPMorgan Chase & Co.                             E             $   20,878,454
Deutsche Bank                                    D             $      936,156
Barclay's Capital Inc.                           D             $    1,044,983
Citibank                                         D             $      931,238
UBS Securities                                   E             $    2,062,007



PIONEER STRATEGIC INCOME               D= DEBT / E= EQUITY      MARKET VALUE
------------------------------         -------------------     --------------
CS First Boston                                  D             $       69,759
Morgan Stanley                                   D             $      345,990
Merrill Lynch                                    D             $      103,707



STRATEGIC EQUITY                       D= DEBT / E= EQUITY      MARKET VALUE
------------------------------         -------------------     --------------
Morgan Stanley                                   E             $      919,529
Bank of America Securities                       E             $    4,382,748
Wachovia Securities                              E             $    2,531,052



VAN KAMPEN ENTERPRISE                  D= DEBT / E= EQUITY      MARKET VALUE
------------------------------         -------------------     --------------
Bank of America Securities                       E             $      786,226
Merrill Lynch                                    E             $    1,053,320


                             PORTFOLIO TURNOVER RATE

Although certain Funds do not intend to invest for the purpose of seeking short-term profits, a Fund's investment adviser or subadviser may sell its securities whenever the adviser or subadviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

The following table shows significant variations in the portfolio turnover rates for the Funds for the past two years. Variations in turnover rates may be due to a fluctuating volume of purchase and redemption orders, market conditions or changes in the Investment Advisers investment outlook. A higher portfolio turnover rate may result in higher transaction costs, including brokerage commissions.


FUND                                              2005            2004
-------                                           ----            ----
Convertible Securities Portfolio.............      150%             32%
Disciplined Mid Cap Stock....................      116%             91%

FUND                                                 2004               2003
----                                                 ----               ----
Equity Income................................         150%               119%
Federated High Yield.........................          36%                38%
Federated Stock..............................          44%                31%
Large Cap....................................         217%                56%
Mondrian International Stock.................         101%                59%
MFS Mid Cap Growth...........................         104%                81%
MFS Value Portfolio..........................          23%                47%
Mercury Large Cap Core.......................          79%               136%
Travelers Quality Bond.......................          78%                90%
U.S. Government Securities*..................          99%               150%
Pioneer Fund Portfolio.......................          16%                19%
Zero Coupon Bond Fund, 2005..................           0%                 0%
Strategic Equity.............................         220%               213%
AIM Capital Appreciation.....................          83%                71%
Van Kampen Enterprise........................          57%               157%
MFS Total Return.............................          47%                66%
Salomon Brothers Strategic Total Return**....          42%                42%
Travelers Managed Income.....................          95%               123%
Pioneer Strategic Income.....................          37%                56%


* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 354% and 276% for the years ended December 31, 2005 and 2004, respectively.

** Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included the portfolio turnover rate would have been 498% and 414% for the years ended October 31, 2005 and 2004, respectively.


                               FUND ADMINISTRATION

TIA acts as administrator to the TIA Portfolios. The Travelers Insurance Company ("TIC"), an indirect wholly-owned subsidiary of MetLife, Inc., acts as administrator to all the TAMIC Portfolios, except Travelers Managed Income Portfolio, for which TAMIC is the administrator. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly.

The administrators have entered into a sub-administrative service agreement with State Street Bank and Trust Company ("State Street"), as of July 1, 2005, to serve as sub-administrator to the Funds. The administrators pay State Street, as sub-administrator, a fee calculated for each Fund according to the following fee schedule:

         AVERAGE ASSETS                      ANNUAL FEE EXPRESSED IN BASIS POINTS: 1/100 OF 1%
         --------------                      -------------------------------------------------
         First $100 Million / Fund                                    0.0335%
         Next $100 Million / Fund                                       0.02%
         Thereafter up to $12.5 Billion in assets                       0.01%
         Assets exceeding $12.5 Billion                                0.001%
         Minimum / Fund                                       $       40,000

Smith Barney Fund Management LLC ("SBFM") served as sub-administrator to the Funds until June 30, 2005. The administrative fees the Trust paid SBFM for each Fund during the last three calendar years were:


FUNDS                                        2005         2004          2003
-----                                    -----------  ------------  -----------
Convertible Securities Portfolio.......  $    25,360  $     56,195  $    35,345
Disciplined Mid Cap Stock..............  $    34,043  $    106,038  $    78,028
Equity Income..........................  $    50,441  $    119,813  $    41,808
Federated High Yield...................  $    23,500  $     48,071  $    37,321
Federated Stock........................  $     9,068  $      8,823  $    16,813
Large Cap..............................  $    40,564  $     47,929  $    29,926
Mondrian International Stock...........  $    33,522  $     92,801  $    63,071

MFS Mid Cap Growth.....................  $   48,795   $    119,546  $    95,640
MFS Value..............................  $   19,541   $     23,475  $    20,203
Mercury Large Cap Core.................  $   27,511   $     69,784  $    64,365
Travelers Quality Bond.................  $   33,734   $    119,176  $   127,802
U.S. Government Securities.............  $   40,957   $    126,365  $   143,027
Pioneer Fund Portfolio.................  $   11,263   $     17,428  $    13,786
Zero Coupon Bond Fund (Series 2005)....  $    1,574   $      3,169  $     4,104
AIM Capital Appreciation...............  $  119,892   $    208,329  $   165,705
Travelers Managed Income...............  $       --             --           --
Salomon Brothers Strategic Total Return  $    7,658   $     18,952  $    22,782
MFS Total Return.......................  $  621,545   $  1,090,101  $   898,007
Pioneer Strategic Income...............  $   67,086   $     98,550  $   101,278
Strategic Equity.......................  $  238,057   $    538,728  $   513,933
Van Kampen Enterprise..................  $   37,851   $     89,540  $    94,252


Prior to July 1, 2003, the Trust, or behalf of Equity Income and Large Cap Portfolios entered into a service agent agreement with Fidelity Service Company to provide pricing and bookkeeping services to the two Funds at the annual rate of 0.06% of each Fund's daily net assets under $500 million and 0.03% over $500 million. Each Fund paid a minimum total annual fee of $60,000. For the years ended December 31, 2002 and 2003, the Fund administration fees for Large Cap Portfolio were $79,138 and $33,429, respectively and for Equity Income Portfolio were $73,009 and $36,769, respectively.

The Board of Trustees determined to include Equity Income and Large Cap Portfolios under the Trust's existing administrative services agreement with The Travelers Insurance Company and, in conjunction to terminate the existing agreement with Fidelity Service Company. In the second half of 2003, The Travelers Insurance Company became responsible for the pricing and bookkeeping services for Equity Income and Large Cap Portfolios.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Travelers Insurance Company and its affiliates. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.


The Trust currently issues 28 series of shares, each representing interests in a Fund. Shareholders of each series participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and non-assessable by the Trust and have no preference, conversion, exchange or preemptive rights.


Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

In the event that a Fund serves as an investment vehicle for both variable annuity and variable life insurance contracts, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Trust's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

The Fund has delegated to the adviser or subadviser the proxy voting responsibilities for the securities held by each Fund. Please see Appendix B for more information on proxy voting policies and procedures.

                         FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Qualification as Regulated Investment Company

Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds intend to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If a Fund:
(1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), which each Fund intends to do, then under the provisions of Subchapter M of the Code, a Fund should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment Trust taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year,
(a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the "excise tax avoidance requirements"). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, or parties that contributed in aggregate $250,000 or less in seed money to the Fund. If a Fund has a seed money account that has invested more than $250,000, the Fund must make (and intends to make) the foregoing distributions of income in order to avoid paying the excise tax.

Section 817(h) Diversification Requirements

Each Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment Trust (such as the Fund) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with future requirements of
Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     . no more than 55% of a Fund's total assets may be represented by any one investment
     .    no more than 70% by any two investments
     .    no more than 80% by any three investments
     .    no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have assets directed to the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Fund fails to comply with the diversification (or other) requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have assets directed to the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by a Fund's investment advisers and subadvisers, and the Fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser and subadvisers might otherwise select.

Capital Loss Carryforwards

As of December 31, 2004, the following Funds have capital loss "carryforwards" as indicated below. To the extent provided in the Code and regulations thereunder, a Fund may carry forward such capital losses to offset realized capital gains in future years prior to the expiration of the applicable carryforward.

                                                             EXPIRATION DATES:
               FUND                            AMOUNT           DECEMBER 31,
----------------------------------------   --------------    -----------------
  Convertible Securities Portfolio         $      995,983           2010

                                                             EXPIRATION DATES:
               FUND                            AMOUNT           DECEMBER 31,
----------------------------------------   --------------    -----------------
  Convertible Securities Portfolio         $      139,166           2011
    Federated High Yield Portfolio         $    4,648,588           2009
    Federated High Yield Portfolio         $    6,217,956           2010
    Federated High Yield Portfolio         $    1,599,086           2011
        Federated Stock Portfolio          $      776,231           2011
            Large Cap Portfolio            $   34,154,428           2009
            Large Cap Portfolio            $   52,058,326           2010
            Large Cap Portfolio            $   14,415,260           2011
Mondrian International Stock Portfolio     $    3,632,501           2009
Mondrian International Stock Portfolio     $   22,825,140           2010
Mondrian International Stock Portfolio     $    7,456,114           2011
Merrill Lynch Large Cap Core Portfolio     $   38,357,682           2009
Merrill Lynch Large Cap Core Portfolio     $   38,835,384           2010
      MFS Mid Cap Growth Portfolio         $    7,213,977           2009
      MFS Mid Cap Growth Portfolio         $  221,143,577           2010
          Pioneer Fund Portfolio           $      389,670           2009
          Pioneer Fund Portfolio           $   12,362,910           2010
          Pioneer Fund Portfolio           $    1,284,282           2011
  Travelers Quality Bond Portfolio         $    1,232,729           2011
  Travelers Quality Bond Portfolio         $      452,203           2012


As of October 31, 2005, the following Funds have capital loss "carryforwards" as indicated below.




                                                              EXPIRATION DATES:
              FUND                              AMOUNT           OCTOBER 31,
-----------------------------------------   --------------   -------------------
 Salomon Brothers Strategic Total Return
             Bond Portfolio                 $      435,020          2007
 Salomon Brothers Strategic Total Return
             Bond Portfolio                 $      938,295          2008
 Salomon Brothers Strategic Total Return
             Bond Portfolio                 $       42,124          2009
 Salomon Brothers Strategic Total Return
             Bond Portfolio                 $       19,636          2010
    AIM Capital Appreciation Portfolio      $   13,282,680          2009
    AIM Capital Appreciation Portfolio      $   25,303,918          2010
    AIM Capital Appreciation Portfolio      $   11,887,038          2011
    Pioneer Strategic Income Portfolio      $    4,613,853          2007
    Pioneer Strategic Income Portfolio      $    3,076,895          2008
    Pioneer Strategic Income Portfolio      $    7,414,445          2009
    Pioneer Strategic Income Portfolio      $   11,398,536          2010
    Pioneer Strategic Income Portfolio      $    2,263,562          2011
        Strategic Equity Portfolio          $  207,061,308          2010
    Van kampen Enterprise Portfolio         $   24,042,500          2009
    Van kampen Enterprise Portfolio         $   34,687,599          2010
    Van kampen Enterprise Portfolio         $    8,209,090          2011
        Travelers Managed Income            $    4,796,406          2011
        Travelers Managed Income            $      532,995          2012
        Travelers Managed Income            $    3,630,067          2013


Investments in Foreign Securities

Investment income received from sources within foreign countries, or capital gains earned by a Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund's assets to be invested within various countries is not now known. A Fund intends that it will operate so as to qualify for applicable treaty-reduced rates of tax.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. A Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. If a Fund acquires stock in foreign corporations, it may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

If a Fund invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income), it must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

A Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to Fund shareholders, (2) could require a Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company, management seeks to monitor the Fund's transactions, seeks to make the appropriate tax elections on behalf of the Fund, and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in the Funds generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

OTHER INFORMATION. The discussion of "Tax Consequences of Dividends and Distributions" in the prospectus and the foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of the prospectus. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax advisor as to the tax consequences of investments in the Fund.

It is not feasible to comment on all of the federal tax consequences concerning the Fund. No further discussion of those consequences is included in this SAI. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

                                   PERFORMANCE

The Funds' "average annual total return" figures that are in the prospectuses are computed according to a formula prescribed by the SEC. The calculations assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The figures do not reflect the fees and expenses associated with the variable contract for which these Funds are investment options. The performance of the Funds will vary in response to fluctuations in market conditions, interest rates, the composition of the Funds' investments, and expenses. These figures are historical and are not a guarantee of future performance.

These figures are computed according to formula prescribed by the SEC. The formula is as follows:

P (1+T)/n/ =ERV
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years

ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period (or fractional portion thereof).

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.

Only the Adviser's or, as applicable, the Subadviser's Chief Compliance Officer, or persons designated by the Trust's Chief Compliance Officer (each, an "Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below. Pursuant to these polices and procedures, the Adviser of the Subadviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the SEC only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure; and (ii) the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to
(i) the Trust's service providers (e.g., custodian, independent auditors) in order for the service providers to fulfill their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Subadviser prior to the Subadviser commencing its duties; (iv) the Adviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; and (v) firms that provide pricing services, proxy voting services and research and trading services. The Trust's policies and procedures prohibit the dissemination of non-public portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the Trust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.

Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or the general public. In addition, approximately the third week after the end of each calendar quarter, the Trust publishes the quarterly percentage portfolio holdings for each of the Portfolios of the Trust. The information is also available quarterly on the Trust's website. In addition, disclosure of portfolio holding information will be made in accordance with applicable law or as requested by governmental authorities.

                              FINANCIAL STATEMENTS

Each of Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Travelers Managed Income Portfolio and Pioneer Strategic Income Portfolio has a fiscal year end of October 31. Financial statements for these Funds' annual and semi-annual periods will be distributed to shareholders of record. The financial statements of the Funds and the Report of Independent Auditors are contained in the Funds' Annual Report, which is incorporated by reference in this Statement of Additional Information.


Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, was the independent auditor selected to examine and report on the Funds' financial statements for the year ending October 31, 2005. The financial statements for the Trust have been audited by Deloitte & Touche LLP for the fiscal year ended October 31, 2005.


The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm are contained in the Trust's Annual Report, which is incorporated in this Statement of Additional Information by reference.


                             ADDITIONAL INFORMATION


On February 1, 2006, the Travelers Insurance Company and its affiliates owned 100% of the Trust's outstanding shares. The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is indirectly owned, through a wholly owned subsidiary, by MetLife, Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is currently the custodian for all the Portfolios of The Travelers Series Trust.



Sullivan & Worcester LLP serves as Fund counsel. It is located at 1666 K Street, NW, Washington, DC 20006.



PFPC Inc., 4400 Computer Drive, Westborough, MA, 01581, will maintain records relating to its function as the transfer agent for the Trust's portfolios.


Except as otherwise stated in its prospectus or as required by law, the Series Trust reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Series Trust's prospectus, this SAI or any supplemental sales literature issued by the Series Trust, and no person is entitled to rely on any information or representation not contained therein.

The Trust's prospectuses and this SAI omit certain information contained in the Trust's registration statement filed with the Securities and Exchange Commission that may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission. Otherwise, investors may obtain the Trust's registration statement for free by accessing the SEC's website at http://www.sec.gov.

                                   APPENDIX A

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

     (1)  High Grade

     (2)  Investment Grade

     (3)  Medium Grade

     (4)  Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

     1. AAA: An issue that is rated AAA is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     2. AA: An issue that is rated AA is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     3. A: An issue that is rated A is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the AAA and AA classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     4. BAA: An issue that is rated BAA is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     5. BA: An issue that is rated BA is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     6. B: An issue that is rated B generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     7. CAA: An issue that is rated CAA is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     8. CA: An issue that is rated CA is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     9. C: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

     a.   Likelihood of default

     b. capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     c.   Nature of and provisions of the obligation; and

     d. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

     1. AAA-- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     2. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     3. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     4. BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     5. BB, B, CCC, CC and C -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

     Moody's ratings are as follows:

     1. AAA -- Bonds that are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

     2. AA -- Bonds that are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high-grade bonds. AA bonds are rated lower than AAA bonds because margins of protection may not be as large as in AAA securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in AAA securities.

     3. A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     4. BAA -- Bonds that are rated BAA are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     5. BA -- Bonds that are rated BA are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     6. B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH CORPORATE BOND RATINGS

     Fitch ratings are as follows--

     1. AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     2. AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA" Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+."

     3. A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     4. BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     5. BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     6. B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

     7. CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     8. CC-- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     9.   C-- Bonds are in imminent default in payment of interest or principal.

     10. DDD, DD AND D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD", "DD," or "D" categories.

                                   APPENDIX B
                      PROXY VOTING POLICIES AND PROCEDURES
________________________________________________________________________________

Because the voting of proxies for portfolio securities relates to the investment decision making process, responsibility for voting portfolio securities has been delegated to the subadviser. This appendix includes the policies and procedures the subadviser uses to determine how to vote such proxies. However, these policies and procedures may not address all potential voting issues that surround individual proxy votes, so there may be instances in which the votes may vary from a subadviser's particular policy.

Information on how each portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available (1) without charge by calling 800-842-9368 and (2) on the SEC's website at www.sec.gov.
                                                               ___________



                  PROXY VOTING GUIDELINES & PROCEDURES SUMMARY

                 CONCERNING CITIGROUP ASSET MANAGEMENT/1/ (CAM)
                      PROXY VOTING POLICIES AND PROCEDURES

The following is a brief overview of the Proxy Voting Policies and Procedures (the "Policies") that CAM has adopted to seek to ensure that CAM votes proxies relating to equity securities in the best interest of clients.

CAM votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, CAM is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. CAM attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the CAM adviser (business unit) continues to retain responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that

----------
/1/ Citigroup Asset Management comprises CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. ("Citigroup") sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. ("Legg Mason"). As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. Citi Marks include, but are not limited to, "Citigroup Asset Management," "Salomon Brothers Asset Management" and "CAM". All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM's Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services' (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of CAM's goal to vote proxies in the best interest of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees in writing that they are under an obligation
(i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM's compliance personnel. CAM also maintains and considers a list of significant CAM relationships that could present a conflict of interest for CAM in voting proxies. CAM is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM Legg Mason affiliate relationship that CAM for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which CAM decides to vote a proxy, CAM generally takes the position that relationships between a non-CAM Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-CAM Legg Mason affiliate) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between CAM and certain other Legg Mason business units.

CAM maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by CAM compliance personnel. A proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

                     Fidelity Fund Proxy Voting Guidelines
                                 February 2006


I.      General Principles


        A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.


        B. Non-routine proposals will generally be voted in accordance with the guidelines.


        C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.


        D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.


        E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.


II.     Definitions (as used in this document)


        A. Large capitalization company - a company included in the Russell 1000 stock index.


        B. Small capitalization company - a company not included in the Russell 1000 stock index.


        C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

        D. Poison Pill Plan - a strategy employed by a potential take-over /target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.


        E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.


        F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.


        G. Sunset provision - a condition in a charter or plan that specifies an expiration date.


        H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.


III.    Directors


        A.      Incumbent Directors


                FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.


                FMR will also generally withhold authority on the election of directors if:


                1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.


                With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:


                        a. The poison pill includes a sunset provision of less than 5 years;


                        b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and


                        c. Shareholder approval is required to reinstate the poison pill upon expiration.


                FMR will also not consider withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.


                2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

                3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.


                4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.


                5. The company made a commitment to FMR to resolve an agenda item that was inconsistent with FMR's guidelines and management of the company has failed to act on that commitment.


        B.      Indemnification


                FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.


        C.      Independent Chairperson


                FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.


        D.      Majority Director Elections


                FMR will generally vote against shareholder proposals calling for a company to adopt a simple majority vote standard for the election of directors. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, the adoption of a simple majority vote standard appears reasonably likely to enhance shareholder returns and there are no risks to the ongoing operation of the company if adopted.


IV.     Compensation


        A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)


                FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:


                1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.


                2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.


                However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:


                        a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

                        b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.


                3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.


                4. The granting of awards to non-employee directors is subject to management discretion.


                5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.


                FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:


                1. The shares are granted by a compensation committee composed entirely of independent directors; and


                2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.


                B.      Equity Exchanges and Repricing


                FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:


                1. Whether the proposal excludes senior management and directors;


                2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;


                3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;


                4. The company's relative performance compared to other companies within the relevant industry or industries;


                5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and


                6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.


        C.      Employee Stock Purchase Plans


                FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans,

        FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.


        D.      Employee Stock Ownership Plans (ESOPs)


                FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.


        E.      Executive Compensation


                FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.


        V.      Anti-Takeover Plans


                FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:


        A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.


        B.      The anti-takeover plan includes the following:


                1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;


                2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;


                3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;


                4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and


                5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.


        C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.


        D. It is a fair price amendment that considers a two-year price history or less.


        FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI.    Capital Structure / Incorporation


        A.      Increases in Common Stock


        FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.


        B.      New Classes of Shares


        FMR will generally vote against the introduction of new classes of stock with differential voting rights.


        C.      Cumulative Voting Rights


        FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.


        D.      Acquisition or Business Combination Statutes


        FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.


        E.      Incorporation or Reincorporation in Another State or Country


        FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.


VII.    Auditors


        A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.


        B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.


VIII.   Other


        A.      Voting Process


                FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.


        B.      Regulated Industries


                Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no Fund or group of Funds has acquired control of such organization.

                               FEDERATED INVESTORS
                             PROXY VOTING PROCEDURES

Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Federated Global Investment Management Corp., Federated Investment Counseling, Passport Research, Ltd., Passport Research II, Ltd. and Federated Advisory Services Company (collectively the "Advisers") have adopted the following procedures to implement their Proxy Voting Policies and Practices (the "Proxy Policies") in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940.

PROXY VOTING COMMITTEE

The Advisers hereby establish a Proxy Voting Committee (the "Committee") consisting of the following individuals:

           President of the Advisers (Keith Schappert)

           Vice Chairman of the Advisers (J. Thomas Madden)

           Chief Investment Officer for Global Equity (Stephen Auth)

           Director of Global Equity Research of the Advisers (Curtis R. Gross)

           Senior Portfolio Manager (William C. Dierker)

A majority of the Committee will exercise all voting discretion granted to the Advisers by their clients or the investment companies that they manage in accordance with the Proxy Policies. The Committee will adopt such practices as it deems appropriate to regulate its meetings and means of directing votes, including directions authorized by voice or electronic messages.

EMPLOYMENT OF PROXY VOTING SERVICES

The Advisers have hired Investor Responsibility Research Center ("IRRC") to obtain, vote and record proxies in accordance with the directions of the Committee. The Committee shall direct IRRC by completing Proxy Voting Guidelines in such form as IRRC may require. IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Committee and may make any determinations required to implement the Proxy Voting Guidelines. However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC shall provide the Committee with all information that it has obtained regarding the proposal and the Committee will provide specific direction to IRRC. The Committee shall provide such direction in a timely manner. Subject to the provisions of these Procedures relating to conflicts of interest, the Committee may amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever the Committee deems it necessary to comply with the Proxy Policies.

The Advisers and IRRC shall take the following steps to implement these procedures:

     . The Advisers shall cause IRRC to receive a list of all voting securities (both domestic and international) held in portfolios managed by the Advisers, updated daily.

     . The Advisers shall execute and deliver to IRRC a limited power of attorney to cast ballots on behalf of the Advisers' clients.

     . IRRC shall verify portfolio holdings (other than securities on loan) on the record date for any proxy with the custodian of the voting securities to confirm that IRRC has received ballots for all such voting securities on the record date.

     . If IRRC has not received ballots for all voting securities, IRRC will contact the Advisers and assist in obtaining the missing ballots from the custodians.

     . IRRC will provide monthly reports to the Committee of proxies voted. IRRC will also compile and provide such other reports as the Advisers are required to provide to their clients or file with the Securities and Exchange Commission.

Conflicts of Interest

A significant business relationship between the Advisers and a company involved with a proxy vote may give rise to an apparent or actual conflict of interest. For purposes of these procedures, a company with a "significant business relationship with the Advisers" includes: (a) any company for which an Adviser manages any investments of the company, any plan sponsored by the company or any affiliated person of the company, (b) any investment company for which an Adviser acts as an investment adviser and any affiliated person of such an investment company and (c) any company that has another form of significant business relationship with an affiliated person of the Adviser. A company that is a proponent, opponent or the subject of a proxy vote, and which to the knowledge of the Committee has a significant business relationship with the Advisers, is referred to as an "Interested Company." The terms "affiliated person" and "investment adviser" shall be interpreted according to the definitions provided by Section 2(a) of the Investment Company Act of 1940, as amended, except that a company shall not be treated as an "affiliated person" based solely on ownership or control of outstanding voting securities unless a person owns or controls ten percent or more of the outstanding voting securities of such company.

In order to avoid concerns that the conflicting interests of the Advisers have influenced proxy votes, the Advisers will take the following steps:

               1. Any employee of the Advisers who is contacted by an Interested Company regarding proxies to be voted by the Advisers shall refer the Interested Company to a member of the Committee. Any such employee shall inform the Interested Company that the Committee has exclusive authority to determine how the Adviser will exercise its voting discretion.

               2. Any Committee member contacted by an Interested Company shall report it to the full Committee and provide a written summary of the communication. Under no circumstances will the Committee or any member of the Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Committee has directed such proxies to be voted.

               3. If the Proxy Voting Guidelines already provide specific direction on the proposal regarding which the Interested Company contacted the Committee, the Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require further direction from the Committee, the Committee shall provide such direction in accordance with the Proxy Policies, without regard for the interests of the Advisers with respect to the Interested Company.

               4. If the Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, the Committee shall disclose to the clients (or, in the case of an investment company, its Board of Directors or Trustees) on behalf of whom proxies were cast:

                    . That the Advisers have a significant business relationship with the Interested Company;

                    .    The proposals regarding which proxies were cast;

                    . Any material communications between the Advisers and the Interested Company regarding the proposal; and

                    . Whether the Advisers voted for or against the proposal (or abstained from voting) and the reasons for its decision.

               5. Unless otherwise directed by the client (or in the case of an investment company, its Board of Directors or Trustees) that holds shares of another investment company for which an Adviser acts as an investment adviser, the Committee will vote the client's proxies in the same proportion as the votes cast by shareholders who are not clients of the Advisers at any shareholders meeting called by such investment company.

RECORDKEEPING

The Advisers shall keep copies of the Proxy Policies and of these Procedures in their offices. IRRC shall maintain copies of each proxy statement received on behalf of the Advisers' clients and a record of the vote cast on behalf of each client, and provide them as directed by the Advisers promptly upon the Advisers request. The Committee shall keep copies of (a) any document created by an employee of the Advisers that was material to the Committee's directions regarding how to vote proxies or that memorializes the basis for their decision (including any voting guidelines directed to IRRC), (b) any written client request for information on how a client's proxies were voted and (c) any written response to such a request (whether written or oral). All such copies shall be maintained for the time and in the manner required by Rule 204-2(e)(1) (i.e., in an easily accessible place for a period of not less than five years).

                               FEDERATED INVESTORS
                            PROXY VOTING POLICIES AND
                                    PRACTICES

Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Federated Global Investment Management Corp., Federated Investment Counseling, Passport Research, Ltd., Passport Research II, Ltd. and Federated Advisory Services Company (collectively the "Advisers") have adopted the following procedures to implement their proxy voting policies and practices (the "Proxy Policies") in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940. These Proxy Policies shall also apply to any investment company registered under the Investment Company Act of 1940 (the "1940 Act") for which an Adviser serves as an "investment adviser" (as defined in Section 2(a)(20) of the 1940 Act), provided that the board of directors or trustees of such investment company has delegated to the Adviser authority to vote the investment company's proxies.

GENERAL POLICY

Unless otherwise directed by a client or the board of directors or trustees of an investment company, it is the policy of the Advisers to cast proxy votes in favor of proposals that the Advisers anticipate will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Advisers believe will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. Nothing in these policies shall be deemed to limit the securities that the Advisers may purchase or hold on behalf of their clients.

APPLICATION TO SPECIFIC PROPOSALS

The following examples illustrate how this general policy may apply to proposals submitted by a company's board of directors (or similar governing body, the "board," and the individuals comprising a board, the "directors") for approval or ratification by holders of the company's voting securities. However, whether the Advisers support or oppose a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

CORPORATE GOVERNANCE

Generally, the Advisers will vote proxies:

     . In favor of the full slate of directors nominated in an uncontested election;

     . In favor of a proposal to require a company's audit committee to be comprised entirely of independent directors;

     . In favor of a proposal to require independent tabulation of proxies and/or confidential voting of shareholders;

     . In favor of a proposal to reorganize in another jurisdiction, unless it would reduce the rights or preferences of the securities being voted;

     . In favor of a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company, or (b) the previous auditor was dismissed because of a disagreement with the company; and

     . In favor of a proposal to repeal a shareholder rights plan (also known as a "poison pill") and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company.

CAPITAL STRUCTURE

Generally, the Advisers will vote proxies:

     . Against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities;

     . In favor of a proposal to reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares);

     . In favor of a proposal to grant preemptive rights to the securities being voted and against a proposal to eliminate such preemptive rights; and

     .    In favor of a proposal authorizing a stock repurchase program.

COMPENSATION AND STOCK OPTION PLANS

Generally, the Advisers will vote proxies:

     . In favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution;

     . Against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and

     . Against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

CORPORATE TRANSACTIONS AND CONTESTED ELECTIONS

The Advisers will vote proxies relating to proposed mergers, purchases and sales of assets, capital reorganizations and similar transactions in accordance with the general policy, based upon the Advisers' analysis of the terms, conditions and anticipated results of the proposed transaction. The Advisers will vote proxies in contested elections of directors in accordance with the general policy, based upon the Advisers' analysis of the opposing slates and their proposed business strategy. When the company's board or another party involved in a proposed transaction or change in the board submits proposals for the purpose of facilitating or impeding such transaction or change, the Advisers will cast their proxies based on their evaluation of the proposed transaction or change to the board. In these circumstances, the Advisers may vote in a manner contrary to their general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Advisers decide to vote against a proposed transaction, they may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.

SHAREHOLDER PROPOSALS

The Advisers generally vote proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Advisers believe that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. The Advisers intend to limit exceptions to this practice to shareholder proposals that the Advisers regard as (a) likely to result in an immediate and favorable improvement in the price of the voted security and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.

COST/BENEFIT ANALYSIS

Notwithstanding the foregoing policies and practices, the Advisers shall not vote any proxy if they determine that the consequences or costs of voting outweigh the potential benefit of casting a proxy for their clients. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares illiquid), the Advisers will not vote proxies for such shares. In addition, the Advisers shall not be obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English. Finally, with respect to an investment company that seeks to produce the returns of a index (an "Index Fund") by investing in large numbers of the securities without independent evaluation by the Advisers, the Advisers will vote its proxies as follows:

     . In accordance with any general guideline adopted by the Adviser with respect to issues subject to the proxies;

     . If the Advisers are directing votes for the same proxy on behalf of non-Index Funds, in the same manner as the non-Index Funds;

     . If neither of the first two conditions apply, as recommended by a subadviser to the Index Fund; and

     .    If none of the previous conditions apply, as recommended by the board;

in each case, without independent analysis by the Advisers of the Index Fund's interest in the proxy.

                      MONDRIAN INVESTMENT PARTNERS LIMITED
                      PROXY VOTING POLICIES AND PROCEDURES
                                  FEBRUARY 2005

INTRODUCTION

Mondrian Investment Partners Limited("MIP") is a registered investment adviser with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Investment Advisers Act of 1940, as amended, (the "Advisers Act"). MIP provides investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between MIP and its client or as a result of some other type of specific delegation by the client, MIP is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Also, clients sometimes ask MIP to give voting advice on certain proxies without delegating full responsibility to MIP to vote proxies on behalf of the client. MIP has developed the following Proxy Voting Policies and Procedures (the "Procedures") in order to ensure that it votes proxies or gives proxy voting advice that is in the best interests of its clients.

PROCEDURES FOR VOTING PROXIES

To help make sure that MIP votes client proxies in accordance with the Procedures and in the best interests of clients, it has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the proxy voting process. The Committee consists of the following MIP personnel (i) two investment Directors; (ii) Chief Operating Officer; and (iii) Head of Compliance. The Committee will meet as necessary to help MIP fulfill its duties to vote proxies for clients.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the "proxy voting season" and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow MIP to vote proxies in a manner consistent with the goal of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by MIP. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, MIP will vote proxies or give advice on voting proxies generally in accordance with such Procedures.

In order to facilitate the actual process of voting proxies, MIP has contracted with Institutional Shareholder Services ("ISS"), a Delaware corporation. Both ISS and the client's custodian monitor corporate events for MIP. MIP gives an authorization and letter of instruction to the client's custodian who then forwards proxy materials it receives to ISS so that ISS may vote the proxies. On approximately at least a monthly basis, MIP will send ISS an updated list of client accounts and security holdings in those accounts, so that ISS can update its database and is aware of which proxies it will need to vote on behalf of MIP clients. If needed, the Committee has access to these records.

MIP provides ISS with the Procedures to use to analyze proxy statements on behalf of MIP and its clients, and ISS is instructed to vote those proxy statements in accordance with the Procedures. After receiving the proxy statements, ISS will review the proxy issues and vote them in accordance with MIP's Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, ISS will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Proxy Voting Guidelines (the "Guidelines") below. If the Procedures do not address a particular proxy issue, ISS will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures provided by MIP. After a proxy has been voted, ISS will create a record of the vote in order to help MIP comply with their duties listed under "Availability of Proxy Voting Records and Recordkeeping" below. If a client provides MIP with its own proxy voting guidelines, MIP will forward the client's guidelines to ISS who will follow the steps above to vote the client's proxies pursuant to the client's guidelines.

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The Committee is responsible for overseeing ISS's proxy voting activities for
MIP's clients and will attempt to ensure that ISS is voting proxies pursuant to the Procedures. There may be times when MIP believes that the best interests of the client will be better served if it votes a proxy counter to ISS's recommended vote on that proxy. In those cases, the Committee will generally review the research provided by ISS on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with MIP's Procedures and in the best interests of the client.

MIP will attempt to vote every proxy which they or their agents receive when a client has given it the authority and direction to vote such proxies. However, there are situations in which MIP may not be able to process a proxy. For example, MIP may not have sufficient time to process a vote because it or its agents received a proxy statement in an untimely manner. Use of a third party service, such as ISS, and relationships with multiple custodians help avoid a situation where MIP is unable to vote a proxy.

COMPANY MANAGEMENT RECOMMENDATIONS

When determining whether to invest in a particular company, one of the factors MIP may consider is the quality and depth of the company's management. As a result, MIP believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MIP's votes are cast in accordance with the recommendations of the company's management. However, MIP will normally vote against management's position when it runs counter to the Guidelines, and MIP will also vote against management's recommendation when such position is not in the best interests of MIP's clients.

CONFLICTS OF INTEREST

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of MIP may not be influenced by outside sources who have interests which conflict with the interests of MIP's clients when voting proxies for such clients. However, in order to ensure that MIP votes proxies in the best interests of the client, MIP has established various systems described below to properly deal with a material conflict of interest.

Most of the proxies which MIP receives on behalf of its clients are voted by ISS in accordance with these pre-determined, pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by ISS going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help MIP vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for MIP to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for MIP from the proxy voting process.

In the limited instances where MIP is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving MIP or affiliated persons of MIP. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in "Procedures for Voting Proxies" above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with MIP's Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with ISS's original recommendation. Documentation of the reasons for voting contrary to ISS's recommendation will generally be retained by MIP.

AVAILABILITY OF PROXY VOTING INFORMATION AND RECORDKEEPING

Clients of MIP will be directed to their client service representative to obtain information from MIP on how their securities were voted. At the beginning of a new relationship with a client, MIP will provide clients with a

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concise summary of MIP's proxy voting process and will inform clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part II of MIP's Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.

MIP will also retain extensive records regarding proxy voting on behalf of clients. MIP will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by ISS or electronic filings from the SEC's EDGAR filing system); (iii) records of votes cast on behalf of MIP's clients (via ISS); (iv) records of a client's written request for information on how MIP voted proxies for the client, and any MIP written response to an oral or written client request for information on how MIP voted proxies for the client; and (v) any documents prepared by MIP that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of MIP.

PROXY VOTING GUIDELINES

The following Guidelines summarize MIP's positions on various issues and give a general indication as to how it will vote shares on each issue. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client's investments. Although MIP will usually vote proxies in accordance with these Guidelines, it reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, it determines that a client's best interests would be served by such a vote. Moreover, the list of Guidelines below may not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, MIP will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client. MIP's Guidelines are listed immediately below and are organized by the types of issues that could potentially be brought up in a proxy statement. Due to differences in the various foreign markets in which issuers are located, the Guidelines below are more general in nature. As the issues and requirements in foreign countries may vary from each other, ISS will provide additional country-specific research and recommendations on such issues that can be used in determining how to vote in the best interests of MIP's clients. The Guidelines are as follows:

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Generally vote FOR approval of financial statements and director and auditor reports, unless:

     . there are concerns about the accounts presented or audit procedures used; or

     . the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Generally vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

     . there are serious concerns about the accounts presented or the audit procedures used;

     .    the auditors are being changed without explanation; or

     . non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Generally vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company. Generally ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Generally vote FOR the appointment or reelection of statutory auditors, unless:

     . there are serious concerns about the statutory reports presented or the audit procedures used;

     . questions exist concerning any of the statutory auditors being appointed; or

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     .    the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Generally vote FOR approval of the allocation of income, unless:

     . the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     .    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Generally vote FOR most stock (scrip) dividend proposals. Generally vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Generally vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Generally vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Generally vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Generally vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Generally vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Generally vote FOR management nominees in the election of directors, unless:

     .    Adequate disclosure has not been met in a timely fashion;

     .    There are clear concerns over questionable finances or restatements;

     .    There have been questionable transactions with conflicts of interest;

     . There are any records of abuses against minority shareholder interests; and

     .    the board fails to meet minimum corporate governance standards.

Generally vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Generally vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Generally vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

Generally vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

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DIRECTOR COMPENSATION

Generally vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Generally vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Generally vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Generally vote FOR discharge of the board and management, unless:

     . there are serious questions about actions of the board or management for the year in question; or

     .    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Generally vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Generally vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Generally vote FOR proposals to fix board size.

Generally vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Generally vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:
__________________

Generally vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Generally vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:
___________________

Generally vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Generally vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Generally vote FOR specific proposals to increase authorized capital to any amount, unless:

     . the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

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     .    the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Generally vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Generally vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Generally vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Generally vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

PREFERRED STOCK

Generally vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Generally vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Generally vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Generally vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Generally vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Generally vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Generally vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Generally vote FOR share repurchase plans, unless:

     .    clear evidence of past abuse of the authority is available; or

     .    the plan contains no safeguards against selective buybacks.

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REISSUANCE OF SHARES REPURCHASED:

Generally vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Generally vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Generally vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Generally vote FOR mergers and acquisitions, unless:

     . the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     . the company's structure following the acquisition or merger does not reflect good corporate governance.

Generally vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Generally ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Generally vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

RE-INCORPORATION PROPOSALS:

Generally vote re-incorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Generally vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Generally vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Generally vote compensation plans on a CASE-BY-CASE basis.

ANTI-TAKEOVER MECHANISMS:

Generally vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Generally vote all shareholder proposals on a CASE-BY-CASE basis.

Generally vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Generally vote AGAINST proposals that limit the company's business activities or capabilities or result insignificant costs being incurred with little or no benefit.

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                        MERRILL LYNCH INVESTMENT MANAGERS
                             PROXY VOTING GUIDELINES
                                DECEMBER 17, 2002

MERRILL LYNCH INVESTMENT MANAGERS
PROXY VOTING GUIDELINES

Fund Asset Management, L.P., Merrill Lynch Investment Managers, L.P. and QA Advisers, L.L.C. (collectively, "MLIM") are each registered investment advisers that serve as the investment manager for mutual funds, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belong to the clients, and certain clients of MLIM have retained the right to vote such proxies in general or in specific circumstances.1 Other clients, however, have delegated to MLIM the right to vote proxies for securities held in their accounts as part of MLIM's authority to manage, acquire and dispose of account assets.

When MLIM votes proxies for such a client, it acts as the agent for the client and is subject to a fiduciary duty to vote proxies in a manner MLIM believes is consistent with the best interests of the client that owns the related security,/2/ whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Securities Act of 1974 ("ERISA")./3/ When voting proxies for client accounts (including mutual funds), MLIM's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, MLIM will seek to act in a manner it believes is most likely to enhance the economic value of the underlying securities held in client accounts. It is imperative to MLIM's integrity and reputation that it considers the interests of its clients, and not the interests of Merrill Lynch, when voting proxies./4/

In light of such fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, MLIM has formed a Proxy Voting Committee (the "Committee") to address proxy voting issues on behalf of MLIM.

I.   SCOPE OF COMMITTEE RESPONSIBILITIES

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all MLIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted influences. The Committee shall also oversee the overall administration of proxy voting for MLIM accounts./5/

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/1/ In certain situations, a client may direct MLIM to vote in accordance with the client's proxy voting policies. In these situations, MLIM will seek to comply with such policies to the extent it would not be inconsistent with other MLIM legal responsibilities.
/2/ Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients).
/3/ DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2
/4/ Proxy voting decisions, like other investment matters, are covered by MLIM's "Policies and Procedures Concerning Communications Between Merrill Lynch Investment Managers Companies and Merrill Lynch Investment Banking, Trading and Research Areas" (MLIM's "Ethical Wall" policies). One of the principal purposes of the Ethical Wall is to prohibit communications intended to place unusual pressure on a portfolio manager or analyst at MLIM to favor the interests of Merrill Lynch's investment banking clients over the interests of MLIM's investment advisory clients. To that end, as described herein, all proxy voting decisions will be made under the supervision of MLIM's Proxy Voting Committee, which will include representatives of MLIM management and MLIM's Legal Advisory Department. No MLIM employee may discuss pending corporate governance issues relating to securities held by MLIM clients with other Merrill Lynch employees if such discussions would violate MLIM's Ethical Wall policies. Any communication relating to corporate governance matters that a MLIM employee reasonably believes could constitute a violation of such policies should immediately be reported to the Secretary of the Proxy Voting Committee and/or MLIM"s Director of Compliance or General Counsel.
/5/ To assist MLIM in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MLIM include in-depth research, voting recommendations, vote execution, and recordkeeping.

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The Committee shall establish MLIM's proxy voting policies, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties./6/ As it is anticipated that there will not be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting policies will be applied to specific proxy votes, in light of each company's unique structure, management, strategic options and probable economic consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its stated policies.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee will not adopt a voting policy. MLIM believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may adopt a common MLIM position on proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers)./7/

While it is expected that MLIM, as a fiduciary, will generally seek to vote proxies in a uniform manner for all clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, MLIM believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their clients, on how best to maximize economic value in respect of a particular investment.

The Committee will be responsible for documenting the basis for (a) any determination to vote a particular proxy in a manner contrary to its stated policies, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Committee, as well as for ensuring the maintenance of records of each proxy vote./8/ All determinations will be made, and all records maintained, in accordance with the proxy voting standards of ERISA (notwithstanding that ERISA may not apply to all client accounts). Except as may be required by such standards or other applicable legal requirements, or as otherwise set forth herein, the determinations and records of the Committee shall be treated as proprietary, nonpublic and confidential.

II.  COMMITTEE MEMBERSHIP

The Committee will be chaired by the Chief Investment Officer of MLIM, who will be assisted by MLIM's Head of Active Equity Management or another senior MLIM investment professional. The Committee shall consist of portfolio managers and investment analysts appointed by them who are representative of the Active Equity, Private Investors and Quantitative Advisers divisions of MLIM, and such other personnel with investment or other relevant experience, as the Chief Investment Officer deems appropriate. No MLIM employee whose responsibilities relate primarily to Marketing or Sales may serve as a member of the Committee. Two members of MLIM's Legal Advisory Department will be non-voting members of the Committee, one of whom shall serve as the Committee's Secretary and principal legal counsel and the other of whom shall serve as Assistant Secretary.

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/6/ If invited to do so by the Proxy Voting Committee, Merrill Lynch personnel from investment banking, trading, retail brokerage and research areas ("Affiliate Personnel") may present their views to MLIM's Proxy Voting Committee on proxy voting issues on which they have expertise to the same extent as other outside parties invited to present to the Proxy Voting Committee. Affiliated Personnel, however, may not serve as members of the Proxy Voting Committee or be allowed to participate in its decision making (other than as presenters).
/7/ The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions EXCEPT FOR proxy votes that involve a MLIM client as issuer. Where a material issue is involved and the issuer is a client of MLIM, the Committee shall determine, in its discretion, whether, for the purposes of ensuring that an independent determination is reached, to retain sole discretion to cast a vote for MLIM clients.
/8/ The Committee may delegate the actual maintenance of such records to ISS or another outside service provider.

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The Committee's membership shall be limited to full-time employees of MLIM. No person with any investment banking, trading, retail brokerage or research responsibilities for MLIM's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such a person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with MLIM).

III. SPECIAL CIRCUMSTANCES

Securities on Loan. Many MLIM clients participate in securities lending programs, either through Merrill Lynch Global Securities Financing (MLIM's securities lending affiliate) or lending agents unaffiliated with MLIM (such as the ir custodian). Under most securities arrangements, securities on loan may not be voted by the lender (unless the loan is recalled).9 MLIM believes that, if a client has determined to participate in a securities lending program to seek enhanced returns, MLIM should cooperate with the client's determination that securities lending is beneficial to the account and not attempt to seek recalls for the purpose of voting routine proxies. Therefore, it is MLIM's policy that, in the event that MLIM manages an account for a client that employs a lending agent unaffiliated with MLIM, MLIM will generally not seek to vote proxies relating to securities on loan. When MLIM manages an account for a client that employs Merrill Lynch Global Securities Financing as its lending agent, MLIM will also generally not seek to vote proxies relating to securities on loan unless the MLIM portfolio manager responsible for the account has determined that voting the proxy is in the client's best interest and has requested Merrill Lynch Global Securities Financing to recall the security in timely manner, in accordance with MLIM's internal loan procedures in effect from time to time.

Voting Proxies for Foreign Companies. While the proxy voting process is well established in the United States, voting proxies of foreign companies frequently involves logistical issues which can affect MLIM's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), and (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, MLIM votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of MLIM clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including opportunity costs associated with shareblocking constraints) associated with exercising a vote outweighs the benefit the client will derive by voting on the company's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from MLIM portfolio managers) may override such determination with respect to a particular company's shareholder meeting if it believe the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case MLIM will seek to vote on a best-efforts basis.

MLIM Affiliates. Where a material issue is involved and the issuer is an affiliate of MLIM, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM's clients.

----------

/9/ SEE, E.G., BMA Master Securities Loan Agreement, 1993 version, paragraph 6.

IV.  VOTING POLICIES

The Committee will analyze each proxy individually. The Committee has adopted the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that do not involve unusual circumstances. With respect to any proxy issue, however, the Committee may vote differently than a voting guideline if the Committee determines that doing so is in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

     A.   BOARDS OF DIRECTORS

     These proposals concern those issues submitted to shareholders related to the composition of the Board of Directors. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies, to the extent the Committee deems relevant.

The Committee's general policy is to vote:

          VOTE and DESCRIPTION
     A.1 FOR nominees for director of United States companies in uncontested elections, except for nominees who have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or company business voted to implement or renew a "dead-hand" poison pill ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years fail to act on takeover offers where the majority of the shareholders have tendered their shares are corporate insiders who serve of the Audit, Compensation or Nominating Committees or on a full Board that does not have such committees composed exclusively of independent directors on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance.
     A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis
     A.3  FOR proposals to declassify Boards of Directors
     A.4  AGAINST proposals to classify Boards of Directors
     A.5  AGAINST proposals supporting cumulative voting
     A.6  FOR proposals eliminating cumulative voting
     A.7  FOR proposals supporting confidential voting
     A.8  FOR proposals seeking election of supervisory board members
     A.9 AGAINST proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

     A.10 AGAINST proposals for term limits for directors A.11 AGAINST proposals to establish a mandatory retirement age for directors
     A.12 AGAINST proposals requiring directors to own a minimum amount of company stock
     A.13 FOR proposals requiring a majority of independent directors on a Board of Directors
     A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees.
     A.15 FOR proposals to require Audit, Compensation and/or Nominating Committees of a Board of Directors to consist exclusively of independent directors
     A.16 AGAINST proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
     A.17 FOR proposals to elect account inspectors
     A.18 FOR proposals to fix the membership of a Board of Directors at a specified size
     A.19 FOR proposals permitting shareholder ability to nominate directors directly
     A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly
     A.21 FOR proposals permitting shareholder ability to remove directors directly
     A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly

     B.   Auditors

     These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

     The Committee's general policy is to vote:

     B.1  FOR approval of independent auditors, except for
          . auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed not to be independent
          . auditors who have rendered an opinion to any company which is either not consistent with best accounting practices or not indicative of the company's financial situation
          . on a case-by-case basis, auditors who provide a significant amount of non-audit services to the company
     B.2  FOR proposal seeking authorization to fix the remuneration of auditors
     B.3  FOR approving internal statutory auditors

     C.   Compensation and Benefits

     These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee opposes egregiously excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

     The Committee's general policy is to vote:

     C.1 IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.
     C.2  FOR proposals to eliminate retirement benefits for outside directors
     C.3 AGAINST proposals to establish retirement benefits for outside directors
     C.4 FOR proposals approving the remuneration of directors or of supervisory board members
     C.5  AGAINST proposals to reprice stock options
     C.6 FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend SPPs if the plan as amended applies to all employees.
     C.7 FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
     C.8  AGAINST proposals seeking to pay outside directors only in stock
     C.9 AGAINST proposals seeking further disclosure of executive pay for United States companies

     D.   Capital Structure

     These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

     The Committee's general policy is to vote:

     D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights
     D.2 FOR proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
     D.3  FOR proposals approving share repurchase programs
     D.4  FOR proposals to split a company's stock
     D.5 FOR proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

     E.   Corporate Charter and By-Laws

     These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.

     The Committee's general policy is to vote:

     E.1  AGAINST proposals seeking to adopt a poison pill
     E.2  FOR proposals seeking to redeem a poison pill
     E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification

     E.4  FOR proposals to change the company's name

     F.   Corporate Meetings

     These are routine proposals relating to various requests regarding the formalities of corporate meetings.

     The Committee's general policy is to vote:

     F.1 AGAINST proposals that seek authority to act on "any other business that may arise"
     F.2 FOR proposals designating two shareholders to keep minutes of the meeting
     F.3 FOR proposals concerning accepting or approving financial statements and statutory reports
     F.4 FOR proposals approving the discharge of management and the supervisory board
     F.5  FOR proposals approving the allocation of income and the dividend
     F.6 FOR proposals seeking authorization to file required documents/other formalities
     F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions
     F.8  FOR proposals appointing inspectors of elections
     F.9  FOR proposals electing a chair of the meeting
     F.10 FOR proposals to permit "virtual" shareholder meetings over the Internet
     F.11 AGAINST proposals to require rotating sites for shareholder meetings

     G.   Environmental and Social Issues

     These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

     The Committee's general policy is to vote:

     G.1 AGAINST proposals seeking to have companies adopt international codes of conduct
     G.2  AGAINST proposals seeking to have companies report on:
          .    environmental liabilities;
          .    bank lending policies;
          .    corporate political contributions or activities;
          .    alcohol advertising and efforts to discourage drinking by minors;
          .    costs and risk of doing business in any individual country;
          .    involvement in nuclear defense systems
     G.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
     G.4  AGAINST proposals seeking implementation of the CERES principles

                                Notice to Clients

MLIM will make a record of any proxy vote it has made on behalf of a client available to such client upon request. MLIM will otherwise use its best efforts to treat proxy votes as confidential, except as may be necessary to effect such votes or as may be required by law.

MLIM encourage clients with an interest in particular proxy voting issues to make their views known to MLIM, provided that, in the absence specific written direction from a client on how to vote that client's proxies, MLIM reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice. MLIM will, however, provide a revised copy of these policies promptly following any amendment to any current client who expresses an interest in receiving updates.

                     PROXY VOTING POLICIES AND PROCEDURES OF
                       PIONEER INVESTMENT MANAGEMENT, INC.

OVERVIEW
________

Pioneer Investment Management, Inc. ("Pioneer") is a fiduciary that owes each of its client's duties of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. When Pioneer has been delegated proxy-voting authority for a client, the duty of care requires Pioneer to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Pioneer must place its client's interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of its clients. Pioneer will vote all proxies presented in a timely manner.

The Proxy Voting Policies and Procedures are designed to complement Pioneer's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Pioneer. Pioneer's Proxy Voting Policies summarize Pioneer's position on a number of issues solicited by companies held by Pioneer's clients. The policies are guidelines that provide a general indication on how Pioneer would vote but do not include all potential voting scenarios.

Pioneer's Proxy Voting Procedures detail monitoring of voting, exception votes, and review of conflicts of interest and ensure that case-by-case votes are handled within the context of the overall guidelines (i.e. best interest of client). The overriding goal is that all proxies for US and non-US companies that are received promptly will be voted in accordance with Pioneer's policies or specific client instructions. All shares in a company held by Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us or the Proxy Voting Oversight Group determines that the circumstances justify a different approach.

Pioneer does not delegate the authority to vote proxies relating to its clients to any of its affiliates, which include other subsidiaries of UniCredito.

Any questions about these policies and procedures should be directed to the Proxy Coordinator.

                             PROXY VOTING PROCEDURES

PROXY VOTING SERVICE
____________________

Pioneer has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting policies established by Pioneer. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. Pioneer reserves the right to attend a meeting in person and may do so when it determines that the company or the matters to be voted on at the meeting are strategically important to its clients.

PROXY COORDINATOR
_________________

Pioneer's Director of Investment Operations (the "Proxy Coordinator") coordinates the voting, procedures and reporting of proxies on behalf of Pioneer's clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Director of Portfolio Management US or, to the extent applicable, investment sub-advisers. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The Proxy Coordinator is responsible for verifying with the Compliance Department whether Pioneer's voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

REFERRAL ITEMS
______________

From time to time, the proxy voting service will refer proxy questions to the Proxy Coordinator that are described by Pioneer's policy as to be voted on a case-by-case basis, that are not covered by Pioneer's guidelines or where Pioneer's guidelines may be unclear with respect to the matter to be voted on. Under such certain circumstances, the Proxy Coordinator will seek a written voting recommendation from the Director of Portfolio Management US. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision; and (iii) the disclosure of any contacts or communications made between Pioneer and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided. In addition, the Proxy Coordinator will ask the Compliance Department to review the question for any actual or apparent conflicts of interest as described below under "Conflicts of Interest." The Compliance Department will provide a "Conflicts of Interest Report," applying the criteria set forth below under "Conflicts of Interest," to the Proxy Coordinator summarizing the results of its review. In the absence of a conflict of interest, the Proxy Coordinator will vote in accordance with the recommendation of the Director of Portfolio Management US.

If the matter presents a conflict of interest for Pioneer, then the Proxy Coordinator will refer the matter to the Proxy Voting Oversight Group for a decision. In general, when a conflict of interest is present, Pioneer will vote according to the recommendation of the Director of Portfolio Management US where such recommendation would go against Pioneer's interest or where the conflict is deemed to be immaterial. Pioneer will vote according to the recommendation of its proxy voting service when the conflict is deemed to be material and the Pioneer's internal vote recommendation would favor Pioneer's interest, unless a client specifically requests Pioneer to do otherwise. When making the final determination as to how to vote a proxy, the Proxy Voting Oversight Group will review the report from the Director of Portfolio Management US and the Conflicts of Interest Report issued by the Compliance Department.

CONFLICTS OF INTEREST
_____________________

A conflict of interest occurs when Pioneer's interests interfere, or appear to interfere with the interests of Pioneer's clients. Occasionally, Pioneer may have a conflict that can affect how its votes proxies. The conflict may be actual or perceived and may exist when the matter to be voted on concerns:

     . An affiliate of Pioneer, such as another company belonging to the UniCredito Italiano S.p.A. banking group (a "UniCredito Affiliate");

     . An issuer of a security for which Pioneer acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity (including those securities specifically declared by PGAM to present a conflict of interest for Pioneer);

     . An issuer of a security for which UniCredito has informed Pioneer that a UniCredito Affiliate acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

     . A person with whom Pioneer (or any of its affiliates) has an existing, material contract or business relationship that was not entered into in the ordinary course of Pioneer's business.

Any associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy Coordinator and the Compliance Department. The Compliance Department will review each item referred to Pioneer to determine whether an actual or potential conflict of interest with Pioneer exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted upon against the Compliance Department's internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present. For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report to the Proxy Coordinator.

SECURITIES LENDING
__________________

In conjunction with industry standards Proxies are not available to be voted when the shares are out on loan through either Pioneer's lending program or a client's managed security lending program. However, Pioneer will reserve the right to recall lent securities so that they may be voted according to the Pioneer's instructions. If a portfolio manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the portfolio manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares.

SHARE-BLOCKING
______________

"Share-blocking" is a market practice whereby shares are sent to a custodian (which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).

Pioneer will vote in those countries with "share-blocking." In the event a manager would like to sell a security with "share-blocking", the Proxy Coordinator will work with the Portfolio Manager and Investment Operations Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with "share-blocking" is available from the Investment Operations Department upon request.

RECORD KEEPING
______________

The Proxy Coordinator shall ensure that Pioneer's proxy voting service:

     . Retains a copy of the proxy statement received (unless the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

     .    Retains a record of the vote cast;

     . Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and

     . Is able to promptly provide Pioneer with a copy of the voting record upon its request.

The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and case-by-case votes) the following records are maintained:

     .    A record memorializing the basis for each referral vote cast;

     . A copy of any document created by Pioneer that was material in making the decision on how to vote the subject proxy; and

     . A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Pioneer.

Pioneer shall maintain the above records in the client's file for a period not less than ten (10) years.

DISCLOSURE
__________

Pioneer shall take reasonable measures to inform its clients of the process or procedures clients must follow to obtain information regarding how Pioneer voted with respect to assets held in their accounts. In addition, Pioneer shall describe to clients its proxy voting policies and procedures and will furnish a copy of its proxy voting policies and procedures upon request. This information may be provided to clients through Pioneer's Form ADV (Part II) disclosure, by separate notice to the client, or through Pioneer's website.

PROXY VOTING OVERSIGHT GROUP
____________________________

The members of the Proxy Voting Oversight Group are Pioneer's: Director of Portfolio Management US, Head of Investment Operations, and Director of Compliance. Other members of Pioneer will be invited to attend meetings and otherwise participate as necessary. The Head of Investment Operations will chair the Proxy Voting Oversight Group.

The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Pioneer's Proxy Voting Policies and Procedures. The group meets at least annually to evaluate and review these policies and procedures and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.

AMENDMENTS
__________

Pioneer may not amend its Proxy Voting Policies And Procedures without the prior approval of the Proxy Voting Oversight Group and its corporate parent, Pioneer Global Asset Management S.p.A

PROXY VOTING POLICIES
_____________________

Pioneer's sole concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Pioneer believes that supporting the company's strategy and voting "for" management's proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Pioneer monitors developments in the proxy-voting arena and will revise this policy as needed.

All proxies that are received promptly will be voted in accordance with the specific policies listed below. All shares in a company held by Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us. Proxy voting issues will be reviewed by Pioneer's Proxy Voting Oversight Group, which consists of the Director of Portfolio Management US, the Director of Investment Operations (the Proxy Coordinator), and the Director of Compliance.

Pioneer has established Proxy Voting Procedures for identifying and reviewing conflicts of interest that may arise in the voting of proxies.

Clients may request, at any time, a report on proxy votes for securities held in their portfolios and Pioneer is happy to discuss our proxy votes with company management. Pioneer retains a proxy voting service to provide research on proxy issues and to process proxy votes.

ADMINISTRATIVE
______________

While administrative items appear infrequently in U.S. issuer proxies, they are quite common in non-U.S. proxies.

We will generally support these and similar management proposals:

     .    Corporate name change.

     .    A change of corporate headquarters.

     .    Stock exchange listing.

     .    Establishment of time and place of annual meeting.

     .    Adjournment or postponement of annual meeting.

     .    Acceptance/approval of financial statements.

     . Approval of dividend payments, dividend reinvestment plans and other dividend-related proposals.

     .    Approval of minutes and other formalities.

     . Authorization of the transferring of reserves and allocation of income.

     .    Amendments to authorized signatories.

     .    Approval of accounting method changes or change in fiscal year-end.

     .    Acceptance of labor agreements.

     .    Appointment of internal auditors.

Pioneer will vote on a case-by-case basis on other routine business; however, Pioneer will oppose any routine business proposal if insufficient information is presented in advance to allow Pioneer to judge the merit of the proposal. Pioneer has also instructed its proxy voting service to inform Pioneer of its analysis of any administrative items inconsistent, in its view, with supporting the value of Pioneer portfolio holdings so that Pioneer may consider and vote on those items on a case-by-case basis.

AUDITORS
________

We normally vote for proposals to:

     . Ratify the auditors. We will consider a vote against if we are concerned about the auditors' independence or their past work for the company. Specifically, we will oppose the ratification of auditors and withhold votes from audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the Securities and Exchange Commission.

     .    Restore shareholder rights to ratify the auditors.

We will normally oppose proposals that require companies to:

     .    Seek bids from other auditors.

     . Rotate auditing firms, except where the rotation is statutorily required or where rotation would demonstrably strengthen financial disclosure.

     .    Indemnify auditors.

Prohibit auditors from engaging in non-audit services for the company.

BOARD OF DIRECTORS

On issues related to the board of directors, Pioneer normally supports management. We will, however, consider a vote against management in instances where corporate performance has been very poor or where the board appears to lack independence.

GENERAL BOARD ISSUES

     Pioneer will vote for:

     . Audit, compensation and nominating committees composed of independent directors exclusively.

     . Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.

     . Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.

     .    Election of an honorary director.

     We will vote against:

     .    Minimum stock ownership by directors.

     . Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.

     . Requirements for union or special interest representation on the board.

     .    Requirements to provide two candidates for each board seat.

     We will vote on a case-by case basis on these issues:

     . Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.

ELECTIONS OF DIRECTORS

In uncontested elections of directors we will vote against:

     . Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.

     . Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we accept the definition of affiliated directors provided by our proxy voting service.

     We will also vote against:

     . Directors who have failed to act on a takeover offer where the majority of shareholders have tendered their shares.

     . Directors who appear to lack independence or are associated with very poor corporate performance.

     We will vote on a case-by case basis on these issues:

     . Re-election of directors who have implemented or renewed a dead-hand or modified dead-hand poison pill (a "dead-hand poison pill" is a shareholder rights plan that may be altered only by incumbent or "dead " directors. These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).

     .    Contested election of directors.

     . Prior to phase-in required by SEC, we would consider supporting election of a majority of independent directors in cases of poor performance.

     .    Mandatory retirement policies.

     . Directors who have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.

TAKEOVER-RELATED MEASURES

Pioneer is generally opposed to proposals that may discourage takeover attempts. We believe that the potential for a takeover helps ensure that corporate performance remains high.

     Pioneer will vote for:

     .    Cumulative voting.

     .    Increase ability for shareholders to call special meetings.

     .    Increase ability for shareholders to act by written consent.

     .    Restrictions on the ability to make greenmail payments.

     .    Submitting rights plans to shareholder vote.

     .    Rescinding shareholder rights plans ("poison pills").

     .    Opting out of the following state takeover statutes:

          . Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.

          . Control share cash-out provisions, which require large holders to acquire shares from other holders.

          . Freeze-out provisions, which impose a waiting period on large holders before they can attempt to gain control.

          . Stakeholder laws, which permit directors to consider interests of non-shareholder constituencies.

          . Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.

          .    Fair price provisions.

          .    Authorization of shareholder rights plans.

          .    Labor protection provisions.

          .    Mandatory classified boards.

     We will vote on a case-by-case basis on the following issues:

     . Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

     . Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.

     .    Proposals that allow shareholders to nominate directors.

     We will vote against:

     .    Classified boards, except in the case of closed-end mutual funds.

     . Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on a case-by-case basis proposals that authorize the board to make interim appointments.

     .    Classes of shares with unequal voting rights.

     .    Supermajority vote requirements.

     . Severance packages ("golden" and "tin" parachutes). We will support proposals to put these packages to shareholder vote.

     . Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.

     .    Extension of advance notice requirements for shareholder proposals.

     . Granting board authority normally retained by shareholders (e.g., amend charter, set board size).

     . Shareholder rights plans ("poison pills"). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.

CAPITAL STRUCTURE

Managements need considerable flexibility in determining the company's financial structure, and Pioneer normally supports managements' proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.

     Pioneer will vote for:

     .    Changes in par value.

     .    Reverse splits, if accompanied by a reduction in number of shares.

     . Share repurchase programs, if all shareholders may participate on equal terms.

     .    Bond issuance.

     .    Increases in "ordinary" preferred stock.

     . Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.

     .    Cancellation of company treasury shares.

     We will vote on a case-by-case basis on the following issues:

     . Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.

     . Increase in authorized common stock. We will make a determination considering, among other factors:

          .    Number of shares currently available for issuance;

          . Size of requested increase (we would normally approve increases of up to 100% of current authorization);

          .    Proposed use of the additional shares; and

          . Potential consequences of a failure to increase the number of shares outstanding (e.g., delisting or bankruptcy).

     . Blank-check preferred. We will normally oppose issuance of a new class of blank-check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.

     .    Proposals to submit private placements to shareholder vote.

     .    Other financing plans.

We will vote against preemptive rights that we believe limit a company's financing flexibility.

COMPENSATION

Pioneer supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company's compensation programs, we will place limits on the potential dilution these plans may impose.

     Pioneer will vote for:

     .    401(k) benefit plans.

     . Employee stock ownership plans (ESOPs), as long as shares allocated to ESOPs are less than 5% of outstanding shares. Larger blocks of stock in ESOPs can serve as a takeover defense. We will support proposals to submit ESOPs to shareholder vote.

     . Various issues related to the Omnibus Budget and Reconciliation Act of 1993 (OBRA), including:

          .    Amendments to performance plans to conform with OBRA;

          .    Caps on annual grants or amendments of administrative features;

          .    Adding performance goals; and

          .    Cash or cash-and-stock bonus plans.

     . Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.

     .    Require that option repricings be submitted to shareholders.

     .    Require the expensing of stock-option awards.

     . Require reporting of executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits).

     . Employee stock purchase plans where the purchase price is equal to at least 85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than 10%.

     We will vote on a case-by-case basis on the following issues:

     . Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:

          . The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15% dilution. We will reject plans with 15% or more potential dilution.

                    DILUTION = (A + B + C) / (A + B + C + D), WHERE A = SHARES RESERVED FOR PLAN/AMENDMENT,
                    B = SHARES AVAILABLE UNDER CONTINUING PLANS,
                    C = SHARES GRANTED BUT UNEXERCISED AND
                    D = SHARES OUTSTANDING.

          .    The plan must not:

               . Explicitly permit unlimited option repricing authority or that have repriced in the past without shareholder approval.

               . Be a self-replenishing "evergreen" plan, plans that grant discount options and tax offset payments.

          . We are generally in favor of proposals that increase participation beyond executives.

     .    All other employee stock purchase plans.

     . All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.

     . All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.

     We will vote against:

     . Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.

     .    Elimination of stock option plans.

     We will vote on a case-by case basis on these issues:

     .    Limits on executive and director pay.

     .    Stock in lieu of cash compensation for directors.

Corporate Governance

     Pioneer will vote for:

     .    Confidential Voting.

     . Equal access provisions, which allow shareholders to contribute their opinion to proxy materials.

     . Proposals requiring directors to disclose their ownership of shares in the company.

     We will vote on a case-by-case basis on the following issues:

     . Change in the state of incorporation. We will support reincorporations supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.

     . Bundled proposals. We will evaluate the overall impact of the proposal.

     .    Adopting or amending the charter, bylaws or articles of association.

     . Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price.

     We will vote against:

     . Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management's discretion.

     .    Limitations on stock ownership or voting rights.

     .    Reduction in share ownership disclosure guidelines.

MERGERS AND RESTRUCTURINGS
__________________________

     Pioneer will vote on the following and similar issues on a case-by-case basis:

     .    Mergers and acquisitions.

     . Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.

     .    Debt restructurings.

     .    Conversion of securities.

     .    Issuance of shares to facilitate a merger.

     .    Private placements, warrants, convertible debentures.

     . Proposals requiring management to inform shareholders of merger opportunities.

     We will normally vote against shareholder proposals requiring that the company be put up for sale.

MUTUAL FUNDS
____________

Many of our portfolios may invest in shares of closed-end mutual funds or exchange-traded funds. The non-corporate structure of these investments raises several unique proxy voting issues.

     Pioneer will vote for:

     .    Establishment of new classes or series of shares.

     .    Establishment of a master-feeder structure.

     Pioneer will vote on a case-by-case on:

     . Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.

     .    Approval of new or amended advisory contracts.

     .    Changes from closed-end to open-end format.

     .    Authorization for, or increase in, preferred shares.

     .    Disposition of assets, termination, liquidation, or mergers.

     . Classified boards of closed-end mutual funds, but will typically support such proposals.

SOCIAL ISSUES
_____________

Pioneer will abstain on stockholder proposals calling for greater disclosure of corporate activities with regard to social issues. "Social Issues" may generally be described as shareholder proposals for a company to:

     . Conduct studies regarding certain issues of public concern and interest;

     . Study the feasibility of the company taking certain actions with regard to such issues; or

     . Take specific action, including ceasing certain behavior and adopting company standards and principles, in relation to issues of public concern and interest.

We believe these issues are important and should receive management attention.

Pioneer will vote against proposals calling for substantial changes in the company's business or activities. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds.

                                   APPENDIX B
                                   __________

--------------------------------------------------------------------------------

                          JANUS CAPITAL MANAGEMENT LLC

                             PROXY VOTING PROCEDURES
                                  DECEMBER 2004

The following represents the procedures for Janus Capital Management LLC ("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

GENERAL POLICY. Janus votes proxies in the best interest of if its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from a client to vote proxies for that client's account pursuant to 1) Janus' Proxy Voting Guidelines 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

ERISA PLAN POLICY. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

PROXY VOTING COMMITTEE. The Janus Proxy Voting Committee (the "Committee") develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Director of Research, the Vice President of Investment Operations, the Vice President of Investment Accounting and the Chief Compliance Officer. Internal legal counsel serves as a consultant to the Committee and is a non-voting member. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers1 for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Janus Proxy Voting Guidelines (the "Guidelines"). While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However, a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, they are required to document their reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

INVESTMENT ACCOUNTING OPERATIONS GROUP. The Investment Accounting Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Accounting Operations Group works with the proxy voting service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the Guidelines.

VOTING AND USE OF PROXY VOTING SERVICE. Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are

----------
/1/ All references to portfolio managers include assistant portfolio managers.

processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the Guidelines. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with the Guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation. If the Proxy Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer or the Director of Research.

The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Janus portfolio manager input. The Proxy Administrator solicits feedback from the Portfolio Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who holds the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors) regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment Officer (or the Director of Research in his/her absence) to determine how to vote.

CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Because the Guidelines are pre-determined and designed to be in the best interests of shareholders, application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines, the Committee will review the proxy votes to determine whether the portfolio manager's voting rationale appears reasonable and no material conflict exists.

A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. In addition, any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

REPORTING AND RECORD RETENTION. Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. Starting in August 2004, on an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30th on Janus' website.

Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus guidelines. In addition, any document prepared by Janus that is material to a proxy voting decision such as the Janus Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

                          JANUS CAPITAL MANAGEMENT LLC
                             PROXY VOTING GUIDELINES

The Janus Proxy Voting Guidelines (the "Guidelines") below summarize Janus Capital Management LLC's ("Janus") positions on various issues of concern to investors and give a general indication of how portfolio securities will be voted on proposals dealing with particular issues. The Guidelines, together with the Janus Proxy Voting Procedures (the "Procedures"), will be used for voting proxies on behalf of all Janus clients (including mutual funds) for which Janus has voting authority. Janus will only accept direction from a client to vote proxies for that client's account pursuant to: 1) the Guidelines; 2) the recommendations of Institutional Shareholder Services ("ISS"); or 3) the recommendations of ISS under their Proxy Voter Services program.

Janus has retained the services of ISS (the "Proxy Voting Service"), an industry expert in proxy issues and corporate governance matters. The Proxy Voting Service provides Janus with in-depth analysis and recommendations on complex proxy issues. While Janus attempts to apply the following Guidelines to proxy proposals, Janus reserves the right to use the Proxy Voting Service's expertise and recommendations on more complex issues, including: executive compensation, foreign issuer proxies, and proposals that may not otherwise be addressed by the Guidelines. The Proxy Voting Service is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Janus.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Janus may not vote in strict adherence to the Guidelines. In addition, Janus portfolio managers and assistant portfolio managers are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders and notifying the Proxy Administrator in the Investment Accounting Group of circumstances where the interests of Janus' clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager or assistant portfolio manager will submit a written rationale to the Proxy Voting Committee. The Proxy Voting Committee reviews the rationale to determine: i) whether the rationale appears reasonable; and ii) whether any business relationship with the issuer of the proxy could have created a conflict of interest influencing the vote (see Procedures for additional Conflicts of Interest details).

In many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company's stock within a given period of time on or around the shareholder meeting date. This practice is known as "share blocking." In countries where share blocking is practiced, Janus will only vote proxies if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxies outweighs the risk of not being able to sell the securities. In addition, international issuers may be subject to corporate governance standards and a proxy solicitation process that substantially differs from domestic standards and practices. Janus will generally vote international issuer proxies using the Guidelines unless; the application of the Guidelines is inconsistent with corporate governance standards and practices in the foreign market.

The Janus funds participate in a securities lending program under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities stay on loan during the proxy solicitation, the fund lending the security cannot vote that proxy. In this situation, the fund will attempt to call back the loan and vote the proxy if time permits.

In circumstances where the Janus funds held a security as of record date, but Janus sells its holdings prior to the shareholder meeting, Janus will abstain from voting that proxy.

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

BOARD OF DIRECTORS ISSUES
_________________________

The quality of management is a key consideration in the decision to invest in a company. Because management is in the best possible position to evaluate the qualifications and needs of a particular board, Janus considers the recommendation of management to be an important factor in making these decisions.

     1. For domestic market and applicable foreign market issuers, Janus will generally vote in favor of slates of director candidates that have a majority independent directors and oppose slates of director candidates that do not have a majority independent director.
     2. After taking into consideration country-specific practices, Janus will generally vote in favor of uncontested director candidates, unless they:
               a. attend less than 75% of the board and committee meetings without a valid excuse;
               b. ignore shareholder proposals that are approved by a majority of the shares outstanding;
               c. are non-independent directors and sit on the audit, compensation or nominating committees;
               d. are non-independent directors and the board does not have an audit, compensation, or nominating committees; or
               e. are audit committee members and the non-audit fees paid to the auditor are `excessive' (as determined by the Proxy Voting Service).
     3. Janus will evaluate proposals relating to contested director candidates and/or contested slates of directors on case-by-case basis.*
     4. Janus will generally vote in favor of proposals to increase the minimum number of independent directors.
     5. Janus believes that attracting qualified director candidates is important to overall company success and effective corporate governance. As such, Janus will generally vote in favor of proposals regarding director indemnification arrangements.
     6. Janus will generally vote in favor of proposals to increase the size of a board of directors so long as the board has a majority independent directors.
     7. If the purpose of the proposal is to promote anti-takeover measures, Janus will generally vote against proposals relating to decreasing the size of a board of directors.
     8. Janus will generally vote against proposals advocating classified or staggered boards of directors.
     9. Janus will generally vote with management regarding proposals to declassify a board.
     10. Janus will generally vote in favor of proposals to separate the role of the Chairman from the role of the CEO.

     Auditors
     ________

     11. Janus will vote in favor of proposals asking for approval of auditors, unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive (more than 50% of total fees); or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.
     12. Janus will evaluate proposals relating to contested auditors on a case-by-case basis.*
     13. Janus will generally vote in favor of proposals to appoint internal statutory auditors.

Equity Based Compensation Plans

Equity based compensation plans are important tools in attracting and retaining desirable employees. Janus believes these plans should be carefully applied with the intention of maximizing shareholder value. With this in mind, Janus will evaluate proposals relating to executive and director compensation plans on a case-by-case basis.

Janus will assess the potential cost of an equity based compensation plan using the research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan, both in terms of voting dilution cost and transfer of shareholder value. Janus will evaluate whether the estimated cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is above the allowable cap, Janus will vote against the plan. For foreign issuers, Janus will oppose plans where dilution: i) is in excess of 5 percent for mature companies; and ii) in excess of 10% for growth companies (as determined by research received from the Proxy Voting Service).

     In addition, Janus will generally oppose plans that:
               a.   provide for repricing of underwater options;
               b. provide for automatic replenishment ("evergreen") or reload options; and/or
               c. create an inconsistent relationship between long term share performance and compensation increases.

     Other Compensation Related Proposals
     ____________________________________

     14. Janus will generally vote in favor of proposals relating to ESPPs - so long as shares purchased through plans are priced no less than 15% below market value.
     15. Janus will generally vote in favor of proposals requiring the expensing of options.
     16. Janus will generally oppose proposals requesting approval to make material amendments to equity based compensation plans without shareholder approval.
     17. Janus will generally oppose proposals regarding the repricing of underwater options.
     18. Janus will generally oppose proposals requesting approval of loans to officers, executives and board members of an issuer.
     19. Janus will generally oppose proposals requesting approval of automatic share replenishment ("evergreen") features of equity based compensation plans.
     20. Janus will generally oppose the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).
     21. Janus will vote in favor of proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval PRIOR to entering into employment contracts.
     22. Janus will vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
               a. The parachute should be less attractive than an ongoing employment opportunity with the firm;
               b. The triggering mechanism should be beyond the control of management; and
               c. The amount should not exceed three times base salary plus guaranteed benefits.
     23. Janus will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers and directors. These may include:
          a. requiring executive officers and directors to hold a minimum amount of stock in the company;
          b. requiring stock acquired through exercised options to be held for a certain period of time; and
          c.   using restricted stock grants instead of options.

     Other Corporate Matters
     _______________________

     24. Janus will generally vote in favor of proposals relating to the issuance of dividends and stock splits.
     25. Janus will generally vote against proposals regarding supermajority voting rights (for example to approve acquisitions or mergers).
     26. Janus will generally oppose proposals for different classes of stock with different voting rights.

     27. Janus will evaluate proposals relating to issuances with and without preemptive rights on a case-by-case basis. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.*
     28. Janus will generally vote against proposals seeking to implement measures designed to prevent or obstruct corporate takeovers (includes "poison pills").

     29. Janus will evaluate proposals seeking to increase the number of shares of common stock authorized for issue on a case-by-case basis. For domestic issuers, Janus will use quantitative criteria provided by the Proxy Voting Service to measure the reasonableness of the proposed share increase as compared against a measure of industry peers. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.

     30. Janus will evaluate proposals regarding the issuance of debt, including convertible debt, on a case-by-case basis.*
     31. Janus will generally vote in favor of proposals regarding the authorization of the issuer's Board of Directors to repurchase shares.
     32.  Janus will evaluate plans of reorganization on a case-by-case basis.*
     33. Janus will generally vote in favor of proposals regarding changes in the state of incorporation of an issuer.
     34. Janus will generally vote in favor of proposals regarding changes in company name.
     35. Janus will evaluate proposals relating to the continuance of a company on a case-by-case basis.*
     36. Janus will evaluate proposals regarding acquisitions, mergers, tender offers or changes in control on a case-by-case basis.*
     37. Janus will generally oppose proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued ("blank check stock").
     38. Janus will generally vote in favor of proposals to lower the barriers to shareholder action (i.e., limited rights to call special meetings, limited rights to act by written consents).
     39. Janus will generally vote in favor of proposals to adopt cumulative voting.
     40. Janus will generally vote in favor of proposals to require that voting be confidential.
     41. Janus will generally oppose proposals requesting authorization of political contributions (mainly foreign).
     42. Janus will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.
     43. Janus will vote against proposals to approve "other business" when it appears as voting item.

Shareholder Proposals

Janus Capital is primarily concerned with the economic impact of shareholder proposals on a company's short and long-term share value. Janus will generally apply the Guidelines to shareholder proposals while weighing the following considerations:
     44. Janus will generally abstain from voting on shareholder proposals that relate to social, moral or ethical issues, or issues that place arbitrary constraints on the board or management of a company.
     45. For shareholder proposals outside the scope of the Guidelines, Janus will solicit additional research and a recommendation from the Proxy Voting Service. Janus will always reserve the right to over-ride a recommendation provided by the Proxy Voting Service.*

* All discretionary votes of this nature are cast solely in the interests of shareholders and without regard to any other Janus relationship, business or otherwise.

                         DREMAN VALUE MANAGEMENT L.L.C.

                      PROXY VOTING POLICIES AND PROCEDURES

I.   Policy

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Dreman Value Management LLC has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.  Proxy Voting Procedures

     (a) All proxies received by Dreman Value Management LLC will be sent to the Compliance Officer. The Compliance Officer will:

          (1)  Keep a record of each proxy received

          (2) Forward the proxy to both the portfolio manager and Dreman Value Management LLC Chief Investment Officer ("CIO")

          (3) Determine which accounts managed by Dreman Value Management LLC holds the security to which the proxy relates

          (4) Provide the portfolio manager and the CIO with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Dreman Value Management LLC must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

          (5) Absent material conflicts (see Section IV), the portfolio manager and CIO will determine how Dreman Value Management LLC should vote the proxy. The portfolio manager and the CIO will send their decision on how Dreman Value Management LLC will vote the proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

          (6) Dreman Value Management LLC may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. Voting Guidelines

     In the absence of specific voting guidelines from a client, Dreman Value Management LLC will vote proxies in the best interest of each particular client, which may result in different voting results for proxies for the same issuer. Dreman Value Management LLC believes that voting proxies in accordance with the following guidelines is in the best interest of its client.

     (1) Generally, Dreman Value Management LLC will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

     (2) Generally, Dreman Value Management LLC will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

     For other proposals, Dreman Value Management LLC shall determine whether a proposal is in the best interest of its clients and may take into account the following factors, among others:

     (1) Whether the proposal was recommended by management and Dreman Value Management LLC opinion of management;

     (2)  Whether the proposal acts to entrench existing management; and

     (3) Whether the proposal fairly compensates management for past and future performance.

     Dreman Value Management LLC reserves the right to add to these factors as it deems necessary in order to ensure that further categories of proposals are covered and that the general principles in determining how to vote all proxies are fully stated.

IV.  Conflicts of Interest

     (1) The Compliance Officer will identify any conflicts that exist between the interest of Dreman Value Management LLC and its clients. This examination will include a review of the relationship of Dreman Value Management LLC and its affiliates with the issuer of each security [and any of the issuer's affiliates] to determine if the issuer is a client of Dreman Value Management LLC or an affiliate of Dreman Value Management LLC or has some other relationship with Dreman Value Management LLC or a client of Dreman Value Management LLC.

     (2) If a material conflict exist, Dreman Value Management LLC will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. Dreman Value Management LLC will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Dreman Value Management LLC determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Dreman Value Management LLC will give the ERISA client the opportunity to vote the proxies themselves

V.   Disclosure

          (a) Dreman Value Management LLC will disclose in its Form ADV Part II that clients may contact the Compliance Officer, via e-mail or telephone at Ljagai@Dreman.com or 201-793-2005 in order to obtain
                            _________________
               information on how Dreman Value Management LLC voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written responses to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Dreman Value Management LLC voted the client's proxy.

          (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Dreman Value Management LLC Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients, either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  Recordkeeping

     The Compliance Officer will maintain files relating to Dreman Value Management LLC proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Dreman Value Management LLC. Records of the following will be included in the files:

     (1) Copies of these proxy voting policies and procedures and any amendments thereto.

     (2) A copy of each proxy statement that Dreman Value Management LLC receives provided however that Dreman Value Management LLC may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available. Dreman Value Management LLC may also choose to have a third party retain a copy of the proxy statements, provided that third party undertakes to provide a copy of the proxy statement promptly upon request.

     (3) A record of each vote that Dreman Value Management LLC casts. Dreman Value Management LLC may also rely on a third party to retain a copy of the votes cast, provided that third party undertakes to provide a copy of the record promptly upon request.

     (4) A copy of any document Dreman Value Management LLC created that was material to making a decision how to vote proxies, or that memorializes that decision.

A copy of each written client request for information on how Dreman Value Management LLC voted such client's proxies, and a copy of any written response to any (written and oral) client request for information on how Dreman Value Management LLC voted its proxy.

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

September 17, 2003, as revised on September 20, 2004 and March 15, 2005

          Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS, other than the MFS Union Standard Equity Fund (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under MFS' proxy and voting policies.

          These policies and procedures include:

          A.   Voting Guidelines;

          B.   Administrative Procedures;

          C.   Monitoring System;

          D.   Records Retention; and

          E.   Reports.

  A. VOTING GUIDELINES

1.   General Policy; Potential Conflicts of Interest

          MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

          MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from these guidelines.

          As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

          From time to time, MFS receives comments on these guidelines as well as regarding particular voting issues from its clients and corporate issuers. These comments are carefully considered by MFS, when it reviews these guidelines each year and revises them as appropriate.

     These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential conflicts of interest do arise, MFS will analyze, document and report on such potential conflicts (see Sections B.2 and E below), and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting with respect to such potential conflicts of interest.

2.   MFS' Policy on Specific Issues

          ELECTION OF DIRECTORS
          _____________________

     MFS believes that good governance should be based on a board with a majority of directors who are "independent" of management, and whose key committees (e.g. compensation, nominating, and audit committees) are comprised entirely of "independent" directors. While MFS generally supports the board's nominees in uncontested elections, we will withhold our vote for a nominee for a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not "independent" or, alternatively, the compensation, nominating or audit committees would include members who are not "independent." MFS will also withhold its vote for a nominee to the board if he or she failed to attend at least 75% of the board meetings in the previous year without a valid reason. In addition, MFS will withhold its vote for all nominees standing for election to a board of a U.S. issuer:
     (1) if, since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has repriced underwater options; or (2) if, within the last year, shareholders approved by majority vote a resolution recommending that the board rescind a "poison pill" and the board has failed to take responsive action to that resolution. Responsive action would include the rescission of the "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or public assurances that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.

     MFS evaluates a contested election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates and an evaluation of what each side is offering shareholders.

          CLASSIFIED BOARDS
          _________________

     MFS opposes proposals to classify a board (E.G., a board in which only one-third of board members are elected each year). MFS supports proposals to declassify a board.

Non-Salary Compensation Programs

               Restricted stock plans are supposed to reward results rather than tenure, so the issuance of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime the holder is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold by the holder.

               MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

               MFS opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (I.E., evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

               MFS opposes stock option and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option and restricted stock plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS may accept a higher percentage (up to 20%) in the case of startup or small companies which cannot afford to pay large salaries to executives, or in the case where MFS, based upon the issuer's public disclosures, believes that the issuer has been responsible with respect to its recent compensation practices, including the mix of the issuance of restricted stock and options.

               MFS votes in favor of stock option or restricted stock plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option and restricted stock plans for company executives.

               EXPENSING OF STOCK OPTIONS
               __________________________

               While we acknowledge that there is no agreement on a uniform methodology for expensing stock options, MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.

               EXECUTIVE COMPENSATION
               ______________________

               MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set limits on executive compensation. Shareholder proposals seeking to set limits on executive compensation tend to specify arbitrary compensation criteria. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's stock performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured. MFS evaluates other executive compensation restrictions (E.G., terminating the company's stock option or restricted stock programs, freezing executive pay during periods of large layoffs, and establishing a maximum ratio between the highest paid executive and lowest paid employee) based on whether such proposals are in the best long-term economic interests of our clients.

               EMPLOYEE STOCK PURCHASE PLANS
               _____________________________

               MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

               "GOLDEN PARACHUTES"
               ___________________

               From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.

               ANTI-TAKEOVER MEASURES
               ______________________

               In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.

               MFS will vote for proposals to rescind existing "poison pills" and proposals that would require shareholder approval to adopt prospective "poison pills." Nevertheless, MFS will consider supporting the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if the following two conditions are met: (1) the "poison pill" allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities (and of any class of voting securities); and (2) either (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the "poison pill" allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (E.G., a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).

               MFS will consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

               REINCORPORATION AND REORGANIZATION PROPOSALS
               ____________________________________________

               When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

          Issuance of Stock

               There are many legitimate reasons for issuance of stock. Nevertheless, as noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (E.G., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

               REPURCHASE PROGRAMS
               ___________________

               MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

          CONFIDENTIAL VOTING

               MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

               CUMULATIVE VOTING
               _________________

               MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which now for the first time (for U.S. listed companies) must be comprised solely of "independent" directors.

               WRITTEN CONSENT AND SPECIAL MEETINGS
               ____________________________________

               Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders.

               INDEPENDENT AUDITORS
               ____________________

               MFS believes that the appointment of auditors is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company. Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of ANY non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company's auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.

          Best Practices Standards

               Best practices standards are rapidly developing in the corporate governance areas as a result of recent corporate scandals, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these developments. However, many issuers are not publicly registered, are not subject to these enhanced listing standards, or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that - given the circumstances or the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

               FOREIGN ISSUERS - SHARE BLOCKING
               ________________________________

               In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (E.G., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (E.G., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

               SOCIAL ISSUES
               _____________

               There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (E.G., environmental standards) or to promulgate special reports on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

               The laws of various states may regulate how the interests of certain clients subject to those laws (E.G., state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

B.   ADMINISTRATIVE PROCEDURES
     _________________________

     1.   MFS PROXY REVIEW GROUP
          ______________________

          The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

          a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

          b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

          c. Considers special proxy issues as they may arise from time to time.

The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

     2.   POTENTIAL CONFLICTS OF INTEREST
          _______________________________

The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any significant attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these monitoring responsibilities.

In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

          a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

          b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

          c. If the name of the issuer appears on the MFS Significant Client List, then at least one member of the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

          d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to the MFS' Conflicts Officer.

The members of the MFS Proxy Review Group other than the Proxy Consultant are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated periodically as appropriate.

     3.   GATHERING PROXIES
          _________________

Most proxies received by MFS and its clients originate at Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

          MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group.

     4.   ANALYZING PROXIES
          _________________

          After input into the Proxy Administrator system, proxies which are deemed to be routine and which do not require the exercise of judgment under these guidelines (E.G., those involving only uncontested elections of directors and the appointment of auditors)/2/ are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst (E.G., those that involve merger or acquisition proposals) are then forwarded with the corresponding recommendation to the MFS Proxy Review Group./3/

          Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and other relevant materials. His or her recommendation as to how each proxy proposal should be voted, including his or her rationale on significant items, is indicated on copies of proxy cards. These cards are then forwarded to the MFS Proxy Review Group.

          As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (E.G., mergers and acquisitions), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. But, the MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

          As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

     5.   VOTING PROXIES
          ______________

          After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C.   MONITORING SYSTEM

          It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and

----------
/2/ Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore automatically voted in favor) for foreign issuers include the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; (v) approval of share repurchase programs; (vi) election of directors in uncontested elections and (vii) appointment of auditors.

/3/ From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group may determine the vote in what it believes to be the best long-term economic interests of MFS' clients.

     clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

          When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D.   RECORDS RETENTION

          MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained as required by applicable law.

     E.   REPORTS
          _______

MFS Funds

          Annually, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

All MFS Advisory Clients

          At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

          Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

                         PROXY POLICIES AND PROCEDURES



                         AIM CAPITAL MANAGEMENT, INC.



                         PROXY POLICIES AND PROCEDURES



                         (As Amended October 1, 2005)


A.   Proxy Policies


     Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.


I.   Boards Of Directors


     A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.


     There are some actions by directors that should result in votes being withheld. These instances include directors who:


     . Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;


     . Attend less than 75 percent of the board and committee meetings without a valid excuse;


     . It is not clear that the director will be able to fulfill his function;


     .    Implement or renew a dead-hand or modified dead-hand poison pill;


     . Enacted egregious corporate governance or other policies or failed to replace management as appropriate;


     . Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or


     . Ignore a shareholder proposal that is approved by a majority of the shares outstanding.


     Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:


     . Long-term financial performance of the target company relative to its industry; o Management's track record;


     .    Portfolio manager's assessment;


     .    Qualifications of director nominees (both slates);

     . Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and


     .    Background to the proxy contest.


II.  Independent Registered Public Accounting Firm


     A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:


     . It is not clear that the auditors will be able to fulfill their function;


     . There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or


     . The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.


III. Compensation Programs


     Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.


     . We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.


     . We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.


     . We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.


     . We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.


     . We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.


IV.  Corporate Matters


     We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.


     . We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.


     . We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.


     . We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.


     . We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.


V.   SHAREHOLDER PROPOSALS


     Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request. o We will generally abstain from shareholder social and environmental proposals. o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.


     . We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



     . We will generally vote for proposals to lower barriers to shareholder action.


     . We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



VI.  Other



     . We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



     . We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.


     . We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.


     AIM's proxy policies, and the procedures noted below, may be amended from time to time.


B.   Proxy Committee Procedures



     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department. The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.



     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.


     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
Trustees:




          1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.


          2. AIM will not publicly announce its voting intentions and the reasons therefore.



          3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.


          4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.   Business/Disaster Recovery



     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.   Restrictions Affecting Voting



     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.   Conflicts of Interest



     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



     If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.



     If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.


F.   Fund of Funds



     When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.



G.   Conflict In These Policies



     If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

PROXY VOTING POLICIES AND PROCEDURES

--------------------------------------------------------------------------------
Effective Date:                                             May 5, 2003
--------------------------------------------------------------------------------
Last Revision Date:                                         March 29, 2005
--------------------------------------------------------------------------------

I.   INTRODUCTION

          DEUTSCHE ASSET MANAGEMENT (DEAM)/4/ HAS ADOPTED AND IMPLEMENTED THE FOLLOWING POLICIES AND PROCEDURES, WHICH IT BELIEVES ARE REASONABLY DESIGNED TO ENSURE THAT PROXIES ARE VOTED IN THE BEST ECONOMIC INTEREST OF CLIENTS, IN ACCORDANCE WITH ITS FIDUCIARY DUTIES AND SEC RULE 206(4)-6 UNDER THE INVESTMENT ADVISERS ACT OF 1940. IN ADDITION TO SEC REQUIREMENTS GOVERNING ADVISERS, DEAM'S PROXY POLICIES REFLECT THE FIDUCIARY STANDARDS AND RESPONSIBILITIES FOR ERISA ACCOUNTS SET OUT IN DEPARTMENT OF LABOR BULLETIN 94-2, 29 CFR 2509.94-2 (JULY 29,1994).

     II.  DEAM'S PROXY VOTING RESPONSIBILITIES

          PROXY VOTES ARE THE PROPERTY OF DEAM'S ADVISORY CLIENTS./5/ AS SUCH, DEAM'S AUTHORITY AND RESPONSIBILITY TO VOTE SUCH PROXIES DEPEND UPON ITS CONTRACTUAL RELATIONSHIPS WITH ITS CLIENTS. DEAM HAS DELEGATED RESPONSIBILITY FOR EFFECTING ITS ADVISORY CLIENTS' PROXY VOTES TO INSTITUTIONAL SHAREHOLDER SERVICES ("ISS"), AN INDEPENDENT THIRD-PARTY PROXY VOTING SPECIALIST . ISS VOTES DEAM'S ADVISORY CLIENTS' PROXIES IN ACCORDANCE WITH DEAM'S PROXY GUIDELINES OR DEAM'S SPECIFIC INSTRUCTIONS. WHERE A CLIENT HAS GIVEN SPECIFIC INSTRUCTIONS AS TO HOW A PROXY SHOULD BE VOTED, DEAM WILL NOTIFY ISS TO CARRY OUT THOSE INSTRUCTIONS. WHERE NO SPECIFIC INSTRUCTIONS EXISTS, DEAM WILL FOLLOW THE PROCEDURES IN VOTING THE PROXIES SET FORTH IN THIS DOCUMENT.

          DEAM MAY HAVE PROXY VOTING RESPONSIBILITIES FOR INVESTMENT COMPANIES AND OTHER CLIENTS FOR WHICH IT SERVES AS INVESTMENT ADVISER. WITH RESPECT TO CLIENT ACCOUNTS THAT ARE SUB-ADVISED BY AN AFFILIATED OR UNAFFILIATED INVESTMENT ADVISER, DEAM MAY HAVE PROXY VOTING RESPONSIBILITIES, OR SUCH RESPONSIBILITIES MAY BE DELEGATED TO THE SUB-ADVISER. SIMILARLY, DEAM MAY HAVE PROXY VOTING RESPONSIBILITIES WITH RESPECT TO ADVISORY CLIENT ACCOUNTS FOR WHICH IT SERVES AS INVESTMENT SUB-ADVISER.

     III.POLICIES

     1. PROXY VOTING ACTIVITIES ARE CONDUCTED IN THE BEST ECONOMIC INTEREST OF CLIENTS

----------
/4/ DeAM refers to Deutsche Investment Management Americas Inc. and Deutsche Asset Management, Inc., each an investment adviser registered under the Investment Advisers Act of 1940. These Policies and Procedures also may apply to other entities within the Deutsche Bank organization for which the Proxy Department and the Proxy Voting Working Group votes proxies, as listed on Exhibit 1.

/5/ For purposes of these Policies and Procedures, "clients" refers to persons or entities: for which DeAM serves as investment adviser or sub-adviser; for which DeAM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

          DEAM HAS ADOPTED THE FOLLOWING POLICIES AND PROCEDURES TO ENSURE THAT PROXIES ARE VOTED IN ACCORDANCE WITH THE BEST ECONOMIC INTEREST OF ITS CLIENTS, AS DETERMINED BY DEAM IN GOOD FAITH AFTER APPROPRIATE REVIEW.

2.   THE PROXY VOTING WORKING GROUP

     THE PROXY VOTING WORKING GROUP (THE "PVWG") IS AN INTERNAL WORKING GROUP ESTABLISHED BY DEAM'S INVESTMENT COMMITTEE PURSUANT TO A WRITTEN CHARTER. THE PVWG IS RESPONSIBLE FOR OVERSEEING DEAM'S PROXY VOTING ACTIVITIES,
     INCLUDING:

          (I)  ADOPTING, MONITORING AND UPDATING GUIDELINES, ATTACHED AS EXHIBIT
                                                                         _______
               A (THE "GUIDELINES"), THAT PROVIDE HOW DEAM WILL GENERALLY VOTE
               _
               PROXIES PERTAINING TO A COMPREHENSIVE LIST OF COMMON PROXY VOTING MATTERS;

          (II) VOTING PROXIES WHERE (A) THE ISSUES ARE NOT COVERED BY SPECIFIC CLIENT INSTRUCTION OR THE GUIDELINES; (B) THE GUIDELINES SPECIFY THAT THE ISSUES ARE TO BE DETERMINED ON A CASE-BY-CASE BASIS; OR
               (C) WHERE AN EXCEPTION TO THE GUIDELINES MAY BE IN THE BEST ECONOMIC INTEREST OF DEAM'S CLIENTS; AND

          (III)MONITORING THE PROXY DEPARTMENT'S PROXY VOTING ACTIVITIES (SEE BELOW):

     DEAM'S PROXY DEPARTMENT, A UNIT OF DEAM'S ASSET MANAGEMENT OPERATIONS GROUP, IS RESPONSIBLE FOR COORDINATING WITH ISS TO ADMINISTER DEAM'S PROXY VOTING PROCESS AND FOR VOTING PROXIES IN ACCORDANCE WITH ANY SPECIFIC CLIENT INSTRUCTIONS OR, IF THERE ARE NONE, THE GUIDELINES, AND OVERSEEING ISS' PROXY RESPONSIBILITIES IN THIS REGARD.

          3. AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

          COPIES OF THESE POLICIES AND PROCEDURES, AS THEY MAY BE UPDATED FROM TIME TO TIME, ARE MADE AVAILABLE TO CLIENTS AS REQUIRED BY LAW AND OTHERWISE AT DEAM'S DISCRETION. CLIENTS MAY ALSO OBTAIN INFORMATION ON HOW THEIR PROXIES WERE VOTED BY DEAM AS REQUIRED BY LAW AND OTHERWISE AT DEAM'S DISCRETION; HOWEVER, DEAM MUST NOT SELECTIVELY DISCLOSE ITS INVESTMENT COMPANY CLIENTS' PROXY VOTING RECORDS. THE PROXY DEPARTMENT WILL MAKE PROXY VOTING REPORTS AVAILABLE TO ADVISORY CLIENTS UPON REQUEST. THE INVESTMENT COMPANIES' PROXY VOTING RECORDS WILL BE DISCLOSED TO SHAREHOLDERS BY MEANS OF PUBLICLY-AVAILABLE ANNUAL FILINGS OF EACH COMPANY'S PROXY VOTING RECORD FOR 12-MONTH PERIODS ENDED JUNE 30 (SEE "RECORDKEEPING" BELOW).

     IV. PROCEDURES

          THE KEY ASPECTS OF DEAM'S PROXY VOTING PROCESS ARE AS FOLLOWS:

     1.   THE PVWG'S PROXY VOTING GUIDELINES

          The Guidelines set forth the PVWG's standard voting positions on a comprehensive list of common proxy voting matters. The PVWG has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

          THE PVWG WILL REVIEW THE GUIDELINES AS NECESSARY TO SUPPORT THE BEST ECONOMIC INTERESTS OF DEAM'S CLIENTS AND, IN ANY EVENT, AT LEAST ANNUALLY. THE PVWG WILL MAKE CHANGES TO THE GUIDELINES, WHETHER AS A RESULT OF THE ANNUAL REVIEW OR OTHERWISE, TAKING SOLELY INTO ACCOUNT THE BEST ECONOMIC INTERESTS OF CLIENTS. BEFORE CHANGING THE GUIDELINES, THE PVWG WILL THOROUGHLY REVIEW AND EVALUATE THE PROPOSED CHANGE AND THE REASONS THEREFOR, AND THE PVWG CHAIR WILL ASK PVWG MEMBERS WHETHER ANYONE OUTSIDE OF THE DEAM ORGANIZATION (BUT WITHIN DEUTSCHE BANK AND ITS AFFILIATES) OR ANY ENTITY THAT IDENTIFIES ITSELF AS A DEAM ADVISORY CLIENT HAS REQUESTED OR ATTEMPTED TO INFLUENCE THE PROPOSED CHANGE AND WHETHER ANY MEMBER HAS A CONFLICT OF INTEREST WITH RESPECT TO THE PROPOSED CHANGE. IF ANY SUCH MATTER IS REPORTED TO THE PVWG CHAIR, THE CHAIR WILL PROMPTLY NOTIFY THE CONFLICTS REVIEW COMMITTEE (SEE BELOW) AND WILL DEFER THE APPROVAL, IF POSSIBLE. LASTLY, THE PVWG WILL FULLY DOCUMENT ITS RATIONALE FOR APPROVING ANY CHANGE TO THE GUIDELINES.

          THE GUIDELINES MAY REFLECT A VOTING POSITION THAT DIFFERS FROM THE ACTUAL PRACTICES OF THE PUBLIC COMPANY(IES) WITHIN THE DEUTSCHE BANK ORGANIZATION OR OF THE INVESTMENT COMPANIES FOR WHICH DEAM OR AN AFFILIATE SERVES AS INVESTMENT ADVISER OR SPONSOR. INVESTMENT COMPANIES, PARTICULARLY CLOSED-END INVESTMENT COMPANIES, ARE DIFFERENT FROM TRADITIONAL OPERATING COMPANIES. THESE DIFFERENCES MAY CALL FOR DIFFERENCES IN VOTING POSITIONS ON THE SAME MATTER. FURTHER, THE MANNER IN WHICH DEAM VOTES INVESTMENT COMPANY PROXIES MAY DIFFER FROM PROPOSALS FOR WHICH A DEAM-ADVISED OR SPONSORED INVESTMENT COMPANY SOLICITS PROXIES FROM ITS SHAREHOLDERS. AS REFLECTED IN THE GUIDELINES, PROXIES SOLICITED BY CLOSED-END (AND OPEN-END) INVESTMENT COMPANIES ARE GENERALLY VOTED IN ACCORDANCE WITH THE PRE-DETERMINED GUIDELINES OF ISS. SEE SECTION IV.3.B.

               2.   SPECIFIC PROXY VOTING DECISIONS MADE BY THE PVWG

          THE PROXY DEPARTMENT HEAD WILL REFER TO THE PVWG ALL PROXY PROPOSALS
          (I) THAT ARE NOT COVERED BY SPECIFIC CLIENT INSTRUCTIONS OR THE GUIDELINES; OR (II) THAT, ACCORDING TO THE GUIDELINES, SHOULD BE EVALUATED AND VOTED ON A CASE-BY-CASE BASIS.

          ADDITIONALLY, IF A MEMBER OF THE PROXY DEPARTMENT, THE PROXY DEPARTMENT HEAD, THE PVWG CHAIR OR ANY MEMBER OF THE PVWG, A PORTFOLIO MANAGER, A RESEARCH ANALYST OR A SUB-ADVISER BELIEVES THAT VOTING A PARTICULAR PROXY IN ACCORDANCE WITH THE GUIDELINES MAY NOT BE IN THE BEST ECONOMIC INTERESTS OF CLIENTS, THAT INDIVIDUAL MAY BRING THE MATTER TO THE ATTENTION OF THE PVWG CHAIR AND/OR THE PROXY DEPARTMENT HEAD./6/

          IF THE PROXY DEPARTMENT REFERS A PROXY PROPOSAL TO PVWG OR PVWG DETERMINES THAT VOTING A PARTICULAR PROXY IN ACCORDANCE WITH THE GUIDELINES IS NOT IN THE BEST ECONOMIC INTERESTS OF CLIENTS, THE PVWG WILL EVALUATE AND VOTE THE PROXY, SUBJECT TO THE PROCEDURES BELOW REGARDING CONFLICTS.

          THE PVWG ENDEAVORS TO HOLD MEETINGS TO DECIDE HOW TO VOTE PARTICULAR PROXIES SUFFICIENTLY BEFORE THE VOTING DEADLINE SO THAT THE PROCEDURES BELOW REGARDING CONFLICTS CAN BE COMPLETED BEFORE THE PVWG'S VOTING DETERMINATION.

----------
/6/ The Proxy Department Head generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Department Head to bring the solicitation to the attention of the PVWG Chair. DeAM portfolio managers, DeAM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the PVWG Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the PVWG Chair distributes to DeAM portfolio managers and DeAM research analysts.

               3.   CERTAIN PROXY VOTES MAY NOT BE CAST

          IN SOME CASES, THE PVWG MAY DETERMINE THAT IT IS IN THE BEST ECONOMIC INTERESTS OF ITS CLIENTS NOT TO VOTE CERTAIN PROXIES. FOR EXAMPLE, IT IS DEAM'S POLICY NOT TO VOTE PROXIES OF ISSUERS SUBJECT TO LAWS OF THOSE JURISDICTIONS THAT IMPOSE RESTRICTIONS UPON SELLING SHARES AFTER PROXIES ARE VOTED, IN ORDER TO PRESERVE LIQUIDITY. IN OTHER CASES, IT MAY NOT BE POSSIBLE TO VOTE CERTAIN PROXIES, DESPITE GOOD FAITH EFFORTS TO DO SO. FOR EXAMPLE, SOME JURISDICTIONS DO NOT PROVIDE ADEQUATE NOTICE TO SHAREHOLDERS SO THAT PROXIES MAY BE VOTED ON A TIMELY BASIS. VOTING RIGHTS ON SECURITIES THAT HAVE BEEN LOANED TO THIRD-PARTIES TRANSFER TO THOSE THIRD-PARTIES, WITH LOAN TERMINATION OFTEN BEING THE ONLY WAY TO ATTEMPT TO VOTE PROXIES ON THE LOANED SECURITIES. LASTLY, THE PVWG MAY DETERMINE THAT THE COSTS TO THE CLIENT(S) ASSOCIATED WITH VOTING A PARTICULAR PROXY OR GROUP OF PROXIES OUTWEIGHS THE ECONOMIC BENEFITS EXPECTED FROM VOTING THE PROXY OR GROUP OF PROXIES.

          THE PROXY DEPARTMENT HEAD WILL COORDINATE WITH THE PVWG CHAIR REGARDING ANY SPECIFIC PROXIES AND ANY CATEGORIES OF PROXIES THAT WILL NOT OR CANNOT BE VOTED. THE REASONS FOR NOT VOTING ANY PROXY SHALL BE DOCUMENTED.

               4.   CONFLICT OF INTEREST PROCEDURES

          A.  PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE
              __________________________________________________________________

OVERRIDING PRINCIPLE. In the limited circumstances where the PVWG votes proxies,/7/ the PVWG will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of DeAM's clients./8/

          INDEPENDENCE OF THE PVWG. As a matter of Compliance policy, the PVWG and the Proxy Department are structured to be independent from other parts of Deutsche Bank. Members of the PVWG and employees in the Proxy Department are employees of DeAM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division ("CIB"). Their compensation cannot be based upon their contribution to any business activity outside of DeAM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division ("PCAM") regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of DeAM (and within DeAM only on a need to know basis).

          CONFLICT REVIEW PROCEDURES. There will be a committee (the "Conflicts Review Committee") established within DeAM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the PVWG. Promptly upon a determination that a vote shall be presented to the PVWG, the PVWG Chair shall notify the Conflicts Review Committee. The Conflicts Review Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if DeAM or any person participating in the proxy voting

----------
/7/ As mentioned above, the PVWG votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted,
     (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

/8/ The Head of the Proxy Department, who serves as the non-voting secretary of the PVWG, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts Review Committee.

          process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered "material" to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the PVWG's decision on the particular vote at issue.

          The information considered by the Conflicts Review Committee may include information regarding (i) DeAM client relationships; (ii) any relevant personal conflict known by the Conflicts Review Committee or brought to the attention of the Conflicts Review Committee; (iii) and any communications with members of the PVWG (or anyone participating or providing information to the PVWG) and any person outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client regarding the vote at issue. In the context of any determination, the Conflicts Review Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.

               Upon completion of the investigation, the Conflicts Review
                    Committee will document its findings and conclusions. If the Conflicts Review Committee determines that (i) DeAM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts Review Committee will so inform the PVWG chair.

               If notified that DeAM has a material conflict of interest as described above, the PVWG chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the affected clients, or (ii) ISS. If notified that certain individuals should be recused from the proxy vote at issue, the PVWG Chair shall do so in accordance with the procedures set forth below.

          PROCEDURES TO BE FOLLOWED BY THE PVWG. AT THE BEGINNING OF ANY DISCUSSION REGARDING HOW TO VOTE ANY PROXY, THE PVWG CHAIR (OR HIS OR HER DELEGATE) WILL INQUIRE AS TO WHETHER ANY PVWG MEMBER (WHETHER VOTING OR EX OFFICIO) OR ANY PERSON PARTICIPATING IN THE PROXY VOTING PROCESS HAS A PERSONAL CONFLICT OF INTEREST OR HAS ACTUAL KNOWLEDGE OF AN ACTUAL OR APPARENT CONFLICT THAT HAS NOT BEEN REPORTED TO THE CONFLICTS REVIEW COMMITTEE.

          THE PVWG CHAIR ALSO WILL INQUIRE OF THESE SAME PARTIES WHETHER THEY HAVE ACTUAL KNOWLEDGE REGARDING WHETHER ANY DIRECTOR, OFFICER OR EMPLOYEE OUTSIDE OF THE DEAM ORGANIZATION (BUT WITHIN DEUTSCHE BANK AND ITS AFFILIATES) OR ANY ENTITY THAT IDENTIFIES ITSELF AS A DEAM ADVISORY CLIENT, HAS: (I) REQUESTED THAT DEAM, THE PROXY DEPARTMENT (OR ANY MEMBER THEREOF) OR A PVWG MEMBER VOTE A PARTICULAR PROXY IN A CERTAIN MANNER; (II) ATTEMPTED TO INFLUENCE DEAM, THE PROXY DEPARTMENT (OR ANY MEMBER THEREOF), A PVWG MEMBER OR ANY OTHER PERSON IN CONNECTION WITH PROXY VOTING ACTIVITIES; OR (III) OTHERWISE COMMUNICATED WITH A PVWG MEMBER OR ANY OTHER PERSON PARTICIPATING OR PROVIDING INFORMATION TO THE PVWG REGARDING THE PARTICULAR PROXY VOTE AT ISSUE, AND WHICH INCIDENT HAS NOT YET BEEN REPORTED TO THE CONFLICTS REVIEW COMMITTEE.

          IF ANY SUCH INCIDENT ARE REPORTED TO THE PVWG CHAIR, THE CHAIR WILL PROMPTLY NOTIFY THE CONFLICTS REVIEW COMMITTEE AND, IF POSSIBLE, WILL DELAY THE VOTE UNTIL THE CONFLICTS REVIEW COMMITTEE CAN COMPLETE THE CONFLICTS REPORT. IF A DELAY IS NOT POSSIBLE, THE CONFLICTS REVIEW COMMITTEE WILL INSTRUCT THE PVWG WHETHER ANYONE SHOULD BE RECUSED FROM THE PROXY VOTING PROCESS, OR WHETHER DEAM SHOULD SEEK

          INSTRUCTIONS AS TO HOW TO VOTE THE PROXY AT ISSUE FROM ISS OR, IF TIME PERMITS, AFFECTED CLIENTS. THESE INQUIRIES AND DISCUSSIONS WILL BE PROPERLY REFLECTED IN THE PVWG'S MINUTES.

          DUTY TO REPORT. ANY DEAM EMPLOYEE, INCLUDING ANY PVWG MEMBER (WHETHER VOTING OR EX OFFICIO), THAT IS AWARE OF ANY ACTUAL OR APPARENT CONFLICT OF INTEREST RELEVANT TO, OR ANY ATTEMPT BY ANY PERSON OUTSIDE OF THE DEAM ORGANIZATION (BUT WITHIN DEUTSCHE BANK AND ITS AFFILIATES) OR ANY ENTITY THAT IDENTIFIES ITSELF AS A DEAM ADVISORY CLIENT TO INFLUENCE, HOW DEAM VOTES ITS PROXIES HAS A DUTY TO DISCLOSE THE EXISTENCE OF THE SITUATION TO THE PVWG CHAIR (OR HIS OR HER DESIGNEE) AND THE DETAILS OF THE MATTER TO THE CONFLICTS REVIEW COMMITTEE. IN THE CASE OF ANY PERSON PARTICIPATING IN THE DELIBERATIONS ON A SPECIFIC VOTE, SUCH DISCLOSURE SHOULD BE MADE BEFORE ENGAGING IN ANY ACTIVITIES OR PARTICIPATING IN ANY DISCUSSION PERTAINING TO THAT VOTE.

          RECUSAL OF MEMBERS. THE PVWG WILL RECUSE FROM PARTICIPATING IN A SPECIFIC PROXY VOTE ANY PVWG MEMBERS (WHETHER VOTING OR EX OFFICIO) AND/OR ANY OTHER PERSON WHO (I) ARE PERSONALLY INVOLVED IN A MATERIAL CONFLICT OF INTEREST; OR (II) WHO, AS DETERMINED BY THE CONFLICTS REVIEW COMMITTEE, HAVE ACTUAL KNOWLEDGE OF A CIRCUMSTANCE OR FACT THAT COULD AFFECT THEIR INDEPENDENT JUDGMENT, IN RESPECT OF SUCH VOTE. THE PVWG WILL ALSO EXCLUDE FROM CONSIDERATION THE VIEWS OF ANY PERSON (WHETHER REQUESTED OR VOLUNTEERED) IF THE PVWG OR ANY MEMBER THEREOF KNOWS, OR IF THE CONFLICTS REVIEW COMMITTEE HAS DETERMINED, THAT SUCH OTHER PERSON HAS A MATERIAL CONFLICT OF INTEREST WITH RESPECT TO THE PARTICULAR PROXY, OR HAS ATTEMPTED TO INFLUENCE THE VOTE IN ANY MANNER PROHIBITED BY THESE POLICIES.

          IF, AFTER EXCLUDING ALL RELEVANT PVWG VOTING MEMBERS PURSUANT TO THE PARAGRAPH ABOVE, THERE ARE THREE OR MORE PVWG VOTING MEMBERS REMAINING, THOSE REMAINING PVWG MEMBERS WILL DETERMINE HOW TO VOTE THE PROXY IN ACCORDANCE WITH THESE POLICIES AND PROCEDURES. IF THERE ARE FEWER THAN THREE PVWG VOTING MEMBERS REMAINING, THE PVWG CHAIR WILL OBTAIN INSTRUCTIONS AS TO HOW TO HAVE THE PROXY VOTED FROM, IF TIME PERMITS, THE AFFECTED CLIENTS AND OTHERWISE FROM ISS.

          B.   Investment Companies and Affiliated Public Companies
               ____________________________________________________

               INVESTMENT COMPANIES. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs DeAM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

          AFFILIATED PUBLIC COMPANIES. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., "mirror" or "echo" voting).

          C.   OTHER PROCEDURES THAT LIMIT CONFLICTS OF INTEREST
               _________________________________________________

               DeAM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:

     . DEUTSCHE BANK AMERICAS RESTRICTED ACTIVITIES POLICY. This policy provides for, among other things, independence of DeAM employees from CIB, and information barriers between DeAM and other affiliates. Specifically, no DeAM employee may be subject to the supervision or control of any employee of CIB. No DeAM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of DeAM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a DeAM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, DeAM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee outside of DeAM (and should only be discussed on a need-to-know basis within DeAM).

     . DEUTSCHE BANK AMERICAS INFORMATION BARRIERS FOR SECTIONS 13 AND 16, AND
          REG. M POLICY. This policy establishes information barriers between Deutsche Bank employees from CIB, on the one hand, and Deutsche Bank employees from PCAM. The information barriers depend upon PCAM and CIB personnel adhering to the certain limitations. For example, PCAM and CIB personnel may not share between themselves non-public, proprietary or confidential information. Further, PCAM and CIB personnel may not coordinate or seek to coordinate decision making with respect to particular securities transactions or groups of transactions, or with respect to the voting of particular securities. The policy also states that PCAM (particularly Deutsche Asset Management) and CIB do not employ common managing directors, officers and employees as a general policy matter, and imposes certain restrictions in the event that there are any such common directors, officers or employees

     Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Bank Americas Confidential and Inside Information Policy, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The PVWG expects that these policies, procedures and internal controls will greatly reduce the chance that the PVWG (or, its members) would be involved in, aware of or influence by, an actual or apparent conflict of interest.

     V. RECORDKEEPING

DEAM WILL MAINTAIN A RECORD OF EACH VOTE CAST BY DEAM THAT INCLUDES AMONG OTHER THINGS, COMPANY NAME, MEETING DATE, PROPOSALS PRESENTED, VOTE CAST AND SHARES VOTED. IN ADDITION, THE PROXY DEPARTMENT MAINTAINS RECORDS FOR EACH OF THE PROXY BALLOTS IT VOTES. SPECIFICALLY, THE DEPARTMENT'S RECORDS INCLUDE, BUT ARE NOT LIMITED TO:

     . THE PROXY STATEMENT (AND ANY ADDITIONAL SOLICITATION MATERIALS) AND RELEVANT PORTIONS OF ANNUAL STATEMENTS.

     . ANY ADDITIONAL INFORMATION CONSIDERED IN THE VOTING PROCESS THAT MAY BE OBTAINED FROM AN ISSUING COMPANY, ITS AGENTS OR PROXY RESEARCH FIRMS.

     . ANALYST WORKSHEETS CREATED FOR STOCK OPTION PLAN AND SHARE INCREASE ANALYSES

     .    PROXY EDGE PRINT-SCREEN OF ACTUAL VOTE ELECTION.

In addition, DeAM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Department or the PVWG prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

The PVWG also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

DEAM WILL MAINTAIN THE ABOVE RECORDS IN AN EASILY ACCESSIBLE PLACE FOR NO LESS THAN SIX YEARS FROM THE END OF THE FISCAL YEAR DURING WHICH THE LAST ENTRY WAS MADE ON SUCH RECORD, THE FIRST THREE YEARS IN AN APPROPRIATE DEAM OFFICE.

With respect to DeAM's investment company clients, ISS will create and maintain records of each company's proxy voting record for 12-month periods ended June
30. DeAM will compile the following information for each matter relating to a portfolio security considered AT ANY SHAREHOLDER MEETING HELD DURING THE PERIOD COVERED by the report and with respect to which the company was entitled to vote:

     .    The name of the issuer of the portfolio security;

     . The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

     . The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

     .    The shareholder meeting date;

     .    A brief identification of the matter voted on;

     . Whether the matter was proposed by the issuer or by a security holder; Whether the company cast its vote on the matter;

     . How the company cast its vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

     .    Whether the company cast its vote for or against management.

     VI.  THE PVWG'S OVERSIGHT ROLE

IN ADDITION TO ADOPTING THE GUIDELINES AND MAKING PROXY VOTING DECISIONS ON MATTERS REFERRED TO IT AS SET FORTH ABOVE, THE PVWG WILL MONITOR THE PROXY VOTING PROCESS BY REVIEWING SUMMARY PROXY INFORMATION PRESENTED BY ISS. THE PVWG WILL USE THIS REVIEW PROCESS TO DETERMINE, AMONG OTHER THINGS, WHETHER ANY CHANGES SHOULD BE MADE TO THE GUIDELINES. THIS REVIEW WILL TAKE PLACE AT LEAST QUARTERLY AND WILL BE DOCUMENTED IN THE PVWG'S MINUTES.

Attachment A - Proxy Voting Guidelines
Exhibit 1 - List of Other Advisers

                                                                    Attachment A

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.   BOARD OF DIRECTORS AND EXECUTIVES........................................81

     A. ELECTION OF DIRECTORS.................................................81

     B. CLASSIFIED BOARDS OF DIRECTORS........................................81

     C. BOARD AND COMMITTEE INDEPENDENCE......................................81

     D. LIABILITY AND INDEMNIFICATION OF DIRECTORS............................81

     E. QUALIFICATIONS OF DIRECTORS...........................................82

     F. REMOVAL OF DIRECTORS AND FILLING OF VACANCIES.........................82

     G. PROPOSALS TO FIX THE SIZE OF THE BOARD..................................

     H. PROPOSALS TO RESTRICT CHIEF EXECUTIVE OFFICER'S SERVICE ON MULTIPLE
BOARDS

II.  CAPITAL STRUCTURE........................................................82

     A. AUTHORIZATION OF ADDITIONAL SHARES....................................82

     B. AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK........................83

     C. STOCK SPLITS/REVERSE STOCK SPLITS.....................................83

     D. DUAL CLASS/SUPERVOTING STOCK..........................................83

     E. LARGE BLOCK ISSUANCE..................................................83

     F. RECAPITALIZATION INTO A SINGLE CLASS OF STOCK.........................83

     G. SHARE REPURCHASES.....................................................83

     H. REDUCTIONS IN PAR VALUE...............................................83

III.    CORPORATE GOVERNANCE ISSUES...........................................84

     A. CONFIDENTIAL VOTING...................................................84

     B. CUMULATIVE VOTING.....................................................84

     C. SUPERMAJORITY VOTING REQUIREMENTS.....................................84

     D. SHAREHOLDER RIGHT TO VOTE.............................................84

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IV.     COMPENSATION..........................................................85

     A. EXECUTIVE AND DIRECTOR STOCK OPTION PLANS.............................85

     B. EMPLOYEE STOCK OPTION/PURCHASE PLANS..................................85

     C. GOLDEN PARACHUTES.....................................................86

     D. PROPOSALS TO LIMIT BENEFITS OR EXECUTIVE COMPENSATION.................86

     E. OPTION EXPENSING......................................................86

V.   ANTI-TAKEOVER RELATED ISSUES.............................................86

     A. SHAREHOLDER RIGHTS PLANS ("POISON PILLS").............................86

     B. REINCORPORATION.......................................................86

     C. FAIR-PRICE PROPOSALS..................................................87

     D. EXEMPTION FROM STATE TAKEOVER LAWS....................................87

     E. NON-FINANCIAL EFFECTS OF TAKEOVER BIDS................................87

VI.     MERGERS & ACQUISITIONS................................................87

VII.    SOCIAL & POLITICAL ISSUES.............................................87

     A. LABOR & HUMAN RIGHTS..................................................88

     B. ENVIRONMENTAL ISSUES..................................................88

     C. DIVERSITY & EQUALITY..................................................88

     D. HEALTH & SAFETY.......................................................88

     E. GOVERNMENT/MILITARY...................................................89

     F. TOBACCO...............................................................89

VIII.   MISCELLANEOUS ITEMS...................................................89

     A. RATIFICATION OF AUDITORS..............................................89

     B. LIMITATION OF NON-AUDIT SERVICES PROVIDED BY INDEPENDENT AUDITOR......89

     C. AUDIT FIRM ROTATION...................................................90

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     D. TRANSACTION OF OTHER BUSINESS.........................................90

     E. MOTIONS TO ADJOURN THE MEETING........................................90

     F. BUNDLED PROPOSALS.....................................................90

     G. CHANGE OF COMPANY NAME................................................90

     H. PROPOSALS RELATED TO THE ANNUAL MEETING...............................90

     I. INVESTMENT COMPANY PROXIES............................................90

     J. INTERNATIONAL PROXY VOTING............................................91

--------------------------------------------------------------------------------

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These Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor.

I.   Board of Directors and Executives
A. Election of Directors

Routine: DeAM Policy is to vote "for" the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.

Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. DeAM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services ("ISS") subject to review by the Proxy Voting Working Group (PVWG) as set forth in the Deutsche Asset Management
(DeAM)'s Proxy Voting Policies and Procedures.

Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management's nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.
B. Classified Boards of Directors

DeAM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.

Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.
C. Board and Committee Independence

DeAM policy is to vote:
1. "For" proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.
2. "For" proposals that require all members of a company's compensation, audit or nominating committees to be independent or unaffiliated directors.
3. "Against" shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.
4.   "For" separation of the Chairman and CEO positions.

Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders' interests are adequately represented.

D. Liability and Indemnification of Directors

DeAM policy is to vote "for" management proposals to limit directors' liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors' liability would affect shareholders' interests in pending litigation.

Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great,

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companies may not be able to find capable directors willing to serve. We support expanding liability only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.
E. Qualifications of Directors

DeAM policy is to follow management's recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.

Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.
F. Removal of Directors and Filling of Vacancies

DeAM policy is to vote "against" proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.

Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders' ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.

Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.
G. Proposals to Fix the Size of the Board

DeAM policy is to vote:
1. "For" proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.
2. "Against" proposals allowing management to fix the size of the board without shareholder approval.

Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

H. PROPOSALS TO RESTRICT CHIEF EXECUTIVE OFFICER'S SERVICE ON MULTIPLE BOARDS

DeAM policy is to vote "For" proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.

Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders' interests are represented adequately.

II.  Capital Structure
A. Authorization of Additional Shares

DeAM policy is to vote "for" proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).

Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.

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B. Authorization of "Blank Check" Preferred Stock

DeAM policy is to vote:
1. "Against" proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.
2. "For" proposals mandating shareholder approval of blank check stock placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.
C. Stock Splits/Reverse Stock Splits

DeAM policy is to vote "for" stock splits if a legitimate business purpose is set forth and the split is in the shareholders' best interests. A vote is cast "for" a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)

Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.
D. Dual Class/Supervoting Stock

DeAM policy is to vote "against" proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The "one share, one vote" principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.
E. Large Block Issuance

DeAM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the PVWG as set forth in DeAM's Proxy Policies and Procedures.
Additionally, DeAM supports proposals requiring shareholder approval of large block issuances.

Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.
F. Recapitalization into a Single Class of Stock

DeAM policy is to vote "for" recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.

Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.
G. Share Repurchases

DeAM policy is to vote "for" share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.
H. Reductions in Par Value

DeAM policy is to vote "for" proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)

Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.

III. Corporate Governance Issues
A. Confidential Voting

DeAM policy is to vote "for" proposals to provide for confidential voting and independent tabulation of voting results and to vote "against" proposals to repeal such provisions.

Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.
B. Cumulative Voting

DeAM policy is to vote "for" shareholder proposals requesting cumulative voting and "against" management proposals to eliminate it. However, the protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance AND does not have a concentrated ownership interest. Accordingly, a vote is cast "for" cumulative voting and "against" proposals to eliminate it unless:
a) The company has a five year return on investment greater than the relevant industry index,
b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, AND
c) No shareholder (or voting block) beneficially owns 15% or more of the company.

Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.

Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation, however, the presence of other safeguards may make their use unnecessary.
C. Supermajority Voting Requirements

DeAM policy is to vote "against" management proposals to require a supermajority vote to amend the charter or bylaws and to vote "for" shareholder proposals to modify or rescind existing supermajority requirements. *Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.

Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.
D. Shareholder Right to Vote

DeAM policy is to vote "against" proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote "for" proposals that remove such restrictions.

Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.

IV.  Compensation

Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board's award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank's criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.
A. Executive and Director Stock Option Plans

DeAM policy is to vote "for" stock option plans that meet the following criteria:
(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)
(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.
(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.
(4)  The plan does not grant options on super-voting stock.

DeAM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and
b) only certain high-level executives are subject to receive the performance based options.

DeAM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders' voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.
B. Employee Stock Option/Purchase Plans

DeAM policy is to vote for employee stock purchase plans (ESPPs) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.

DeAM policy is to vote "for" employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPPs encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.

C. Golden Parachutes

DeAM policy is to vote "for" proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote "against" more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, DeAM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary are excessive.
D. Proposals to Limit Benefits or Executive Compensation

DeAM policy is to vote "against"
1.   Proposals to limit benefits, pensions or compensation and
2. Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission
     (SEC) regulations.

Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.
E. Option Expensing

DeAM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, DeAM agrees that their value should not be ignored and treated as "no cost" compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.

V.   Anti-Takeover Related Issues
A. Shareholder Rights Plans ("Poison Pills")

DeAM policy is to vote "for" proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote "against" the adoption of poison pills if they are submitted for shareholder ratification.

Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.
B. Reincorporation

DeAM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder's interests and a vote cast "against."

Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.
C. Fair-Price Proposals

DeAM policy is to vote "for" management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company's shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.
A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.

Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.
D. Exemption from state takeover laws

DeAM policy is to vote "for" shareholder proposals to opt out of state takeover laws and to vote "against" management proposals requesting to opt out of state takeover laws.

Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.

E. Non-financial Effects of Takeover Bids

Policy is to vote "against" shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.

Rationale: Non-financial effects may often be subjective and are secondary to DeAM's stated purpose of acting in its client's best economic interest.

VI.  Mergers & Acquisitions

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in DeAM's Policies and Procedures.

VII. Social & Political Issues

With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote "against" these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues may not have a connection to the economic and corporate governance principles affecting shareholders' interests. DeAM's policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders' economic interests.

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Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, DeAM's policy is to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders' concerns.

A. Labor & Human Rights

DeAM policy is to vote "against" adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies
B. Environmental Issues

DeAM policy is to vote "against" the adoption of the CERES Principles or other similar environmental mandates (E.G., those relating to Greenhouse gas emissions or the use of nuclear power).

Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involve significant cost to companies.
C. Diversity & Equality

1. DeAM policy is to vote "against" shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.

2. DeAM policy is also to vote "against" proposals to adopt the MacBride Principles. The MacBride Principles promote fair employment, specifically regarding religious discrimination.

Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the MacBride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.

D. Health & Safety

1. DeAM policy is to vote "against" adopting a pharmaceutical price restraint policy or reporting pricing policy changes.

Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company's competitive position in the marketplace.

2. DeAM policy is to vote "against" shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

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E. Government/Military

1. DeAM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company's interaction with a particular foreign country or agency.

Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.

2. DeAM policy is to vote "against" shareholder proposals regarding political contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

3. DeAM policy is to vote "against" shareholder proposals regarding charitable contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.
F. Tobacco

1. DeAM policy is to vote "against" shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as "against" requesting companies to report on the intentional manipulation of nicotine content.

Rationale: Where a tobacco company's actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company's ability to compete. The disclosure of nicotine content information could affect the company's rights in any pending or future litigation.

2. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.

Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

VIII. Miscellaneous Items

A. Ratification of Auditors

DeAM policy is to vote "for" a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.

Rationale: Absent evidence that auditors have not performed their duties adequately, support for management's nomination is warranted.
B. Limitation of non-audit services provided by independent auditor

DeAM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company's independent auditor.

Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, DeAM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services

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and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.
C. Audit firm rotation

DeAM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, DeAM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.
D. Transaction of Other Business

DeAM policy is to vote against "transaction of other business" proposals.

Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.
E. Motions to Adjourn the Meeting

DeAM Policy is to vote against proposals to adjourn the meeting.

Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.
F. Bundled Proposals

DeAM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.

Rationale: Shareholders should not be forced to "take the good with the bad" in cases where the proposals could reasonably have been submitted separately.
G. Change of Company Name

DeAM policy is to support management on proposals to change the company name.

Rationale: This is generally considered a business decision for a company.
H. Proposals Related to the Annual Meeting

DeAM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)

Rationale: These are considered routine administrative proposals.
I. Investment Company Proxies

Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same

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proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, DeAM could vote "for" staggered boards of closed-end investment companies, although DeAM generally votes "against" staggered boards for operating companies. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.
J. International Proxy Voting

The above guidelines pertain to issuers organized in the United States or Canada. Proxies solicited by other issuers are voted in accordance with the recommendations of an independent third party, currently ISS.

                                                                       Exhibit 1

            List of Advisers Covered by these Policies and Procedures

          DEUTSCHE ASSET MANAGEMENT INC.
          DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
          INVESTMENT COMPANY CAPITAL CORP.
          DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I.   POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Proxy Voting Policy and Procedures") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians,consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for Certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.

III. GUIDELINES

A.   Management Proposals

     1. When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.

..    Selection or ratification of auditors.

..    Approval of financial statements, director and auditor reports.

..    General updating/corrective amendments to the charter.

..    Proposals to limit Directors' liability and/or broaden indemnification of
     Directors.

..    Proposals requiring that a certain percentage (up to 66 2/3%) of the company's Board members be independent Directors.

..    Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

..    Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.

..    Proposals to eliminate cumulative voting.

..    Proposals to eliminate preemptive rights.

..    Proposals for confidential voting and independent tabulation of voting results.

..    Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. Election of Directors, In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

     Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:

     (i) A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence.;

     (ii) A direct conflict exists between the interests of the nominee and the public shareholders; or

     (iii)Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.

       Capitalization changes

..    Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.

..    Proposals to increase the authorization of existing classes of common stock
     (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

..    Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

..    Proposals for share repurchase plans.

..    Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

..    Proposals to effect stock splits.

..    Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

     Compensation

..    Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

..    Proposals for employee stock purchase plans that permit discounts up to
     15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

..    Proposals for the establishment of employee stock option Plans and other employee ownership plans.

..    Proposals for the establishment of employee retirement and severance plans

     Anti-Takeover Matters

..    Proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

..    Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     4. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

..    Proposals to establish cumulative voting rights in the election of directors.

..    Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

..    Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

..    Proposals to create "blank check" preferred stock.

..    Proposals relating to changes in capitalization by 100% or more.

..    Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

..    Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.

..    Proposals to indemnify auditors.

     5. The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

     Corporate Transactions

..    Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.

..    Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

..    Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

..    Proposals relating to Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

     (i) The stock option plan should be incentive based;

     (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

     (iii)For growth companies, should be no more than 10% of the issued capital at the time of approval.

     Anti-Takeover Provisions

..    Proposals requiring shareholder ratification of poison pills.

..    Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   Shareholder Proposals

1. The following shareholder proposals will be supported, unless otherwise determined by the Proxy Review Committee:

..    Proposals requiring auditors to attend the annual meeting of shareholders.

..    Proposals requiring non-U.S. companies to have a separate Chairman and CEO.

..    Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

Proposals requiring that a certain percentage of the company's members be comprised of independent and unaffiliated Directors.

..    Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.

..    Proposals requiring confidential voting.

..    Proposals to reduce or eliminate supermajority voting requirements.

..    Proposals requiring shareholder approval for a shareholder rights plan or poison pill.

..    Proposals to require the company to expense stock options.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

..    Proposals that limit tenure of directors.

..    Proposals to limit golden parachutes.

..    Proposals requiring directors to own large amounts of stock to be eligible for election.

..    Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

..    Proposals that limit retirement benefits or executive compensation.

..    Proposals requiring shareholder approval for bylaw or charter amendments.

..    Proposals requiring shareholder approval of executive compensation.

..    Proposals requiring shareholder approval of golden parachutes.

..    Proposals to eliminate certain anti-takeover related provisions.

..    Proposals to prohibit payment of greenmail.

3. The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review Committee.

..    Proposals to declassify the Board of Directors (if management supports a classified board).

..    Proposals requiring a U.S. company to have a separate Chairman and CEO.

..    Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

..    Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

Proposals that require inappropriate endorsements or corporate actions. o
     Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

IV.  ADMINISTRATION OF PROXY POLICY AND PROCEDURES

A.   Proxy Review Committee

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.

     (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.

     (b) The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.

     (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

     (d) The Committee will meet on an ad hoc basis to (among other matters):
     (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.

     (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chariman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

     (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

     (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

B.   Identification of Material Conflicts of Interest

     1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

     2. A material conflict of interest could exist in the following situations, among others:

     (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

     (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

     (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed)

C.   Proxy Voting Reports

     (a) MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

     (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE TRAVELERS SERIES TRUST

                        CONVERTIBLE SECURITIES PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                               LARGE CAP PORTFOLIO
                     MONDRIAN INTERNATIONAL STOCK PORTFOLIO
                (FORMERLY, LAZARD INTERNATIONAL STOCK PORTFOLIO)
                          MFS MID CAP GROWTH PORTFOLIO
                               MFS VALUE PORTFOLIO
                        MERCURY LARGE CAP CORE PORTFOLIO
               (FORMERLY, MERRILL LYNCH LARGE CAP CORE PORTFOLIO)
                             PIONEER FUND PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                  ZERO COUPON BOND FUND PORTFOLIO (SERIES 2005)
                         PIONEER MID CAP VALUE PORTFOLIO
                           STRATEGIC EQUITY PORTFOLIO
                       AIM CAPITAL APPRECIATION PORTFOLIO
                         VAN KAMPEN ENTERPRISE PORTFOLIO
                           MFS TOTAL RETURN PORTFOLIO
             SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO
                       TRAVELERS MANAGED INCOME PORTFOLIO
                       PIONEER STRATEGIC INCOME PORTFOLIO
                 STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO
                  STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO
           MANAGED ALLOCATION SERIES: CONSERVATIVE STRATEGY PORTFOLIO
             MANAGED ALLOCATION SERIES: MODERATE STRATEGY PORTFOLIO
       MANAGED ALLOCATION SERIES: MODERATE-CONSERVATIVE STRATEGY PORTFOLIO
        MANAGED ALLOCATION SERIES: MODERATE-AGGRESSIVE STRATEGY PORTFOLIO
            MANAGED ALLOCATION SERIES: AGGRESSIVE STRATEGY PORTFOLIO

                                    PART C

                               OTHER INFORMATION
                               _________________

ITEM 22 EXHIBITS

Exhibit
Number   Description
_______  ___________
 (a)(1) Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)


 (a)(2)  Amendment to Agreement and Declaration of Trust. Filed herein.


  (b) By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

 (d)(1) Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

 (d)(2) Investment Advisory Agreement between the Social Awareness Stock Portfolio and Mutual Management Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to
         Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

 (d)(4) Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)

 (d)(5) Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

 (d)(6) Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

 (d)(7) Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on
         July 31, 1996.)

 (d)(8) Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

 (d)(9) Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on
         July 31, 1996.)

(d)(10) Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on
         July 31, 1996.)

(d)(11) Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(12) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(13) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(14) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(15) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Freres Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(16) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on
         July 31, 1996.)

(d)(17) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(18) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(19) Investment Advisory Agreement between the Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(20) Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(21) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Mid Cap Growth Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(22) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Corporation, as Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(23) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Research Portfolio of the Registrant (now known as Merrill Lynch Large Cap Core Portfolio). (Incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(25) Investment Advisory Agreement between Travelers Asset Management International Corporation and the Convertible Bond Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(gg) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(26) Investment Advisory Agreement between Travelers Asset Management International Company LLC and The Travelers Series Trust on behalf of Pioneer Fund Portfolio. (Incorporated herein by reference to Exhibit
         (d)(26) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on April 29, 2003.)

(d)(27) Investment Subadvisory Agreement between Travelers Asset Management International Company LLC and Pioneer Investment Management, Inc. as Subadviser to the Pioneer Fund Portfolio. (Incorporated herein by reference to Exhibit (d)(27) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on April 29, 2003.)

(d)(28) Investment Subadvisory Agreement between Travelers Asset Management International Company LLC and Merrill Lynch Investment Managers, L.P. as Subadviser to the Merrill Lynch Large Cap Core. (Incorporated herein by reference to Exhibit (d)(28) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed September 17, 2003.)

(d)(29) Amendment to Investment Advisory Agreement between Travelers Asset Management International Company LLC and the Convertible Securities Portfolio (formerly Convertible Bond Portfolio) of the Registrant. (Incorporated herein by reference to Exhibit (d)(29) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(30) Amendment to Investment Advisory Agreement between the Disciplined Mid Cap Stock Portfolio (formerly Mid Cap Disciplined Equity Fund) of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(30) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(31) Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and The Travelers Investment Management Company, as Subadviser to the Disciplined Mid Cap Stock Portfolio (formerly Mid-Cap Disciplined Equity Fund). (Incorporated herein by reference to Exhibit (d)(31) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(32) Amendment to the Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(32) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(33) Amendment to the Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(33) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(34) Amendment to Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(34) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(35) Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Federated Investment Management Company as Subadviser to Federated High Yield Portfolio. (Incorporated herein by reference to Exhibit (d)(35) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(36) Amendment to Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(36) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(37) Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Federated Investment Management Company as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit (d)(37) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(38) Amendment to Sub-Advisory Agreement dated January 1, 1004 between Travelers Asset Management International Company LLC and Federated Equity Management Company of Pennsylvania as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit (d)(38) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(39) Amendment to the Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(39) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(40) Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Lazard Asset Management LLC as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit (d)(40) to Post-Effective Amendment
         No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(41) Amendment to Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(41) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(42) Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit (d)(42) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(43) Amendment to Investment Advisory Agreement between Travelers Asset Management International Company LLC and the MFS Mid Cap Growth Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(43) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(44) Amendment to Sub-Advisory Agreement between Travelers Asset Management International Company LLC and Massachusetts Financial Services Company, as Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit (d)(44) to Post-Effective Amendment
         No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(45) Amendment to the Investment Advisory Agreement between Travelers Asset Management International Company and the MFS Value Portfolio (formerly NWQ Large Cap Portfolio) of the Registrant. (Incorporated herein by reference to Exhibit (d)(45) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(46) Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company and Massachusetts Financial Services Company as subadviser to the MFS Value Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d) (46) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(47) Amendment to the Investment Advisory Agreement between Travelers Asset Management International Company and Massachusetts Financial Service Company, as subadviser for the MFS Research Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(47) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(48) Amendment to the Sub-Advisory Agreement between Travelers Asset Management International Company and the MFS Research Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(48) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(49) Amendment to Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(49) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(50) Form of Amendment to Investment Advisory Agreement between the Social Awareness Stock Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit (d)(50) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(51) Amendment to Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(51) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

(d)(52) Amendment to Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolio of The Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(52) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)


(d)(53) Investment Advisory Agreement between the AIM Capital Appreciation Portfolio and Travelers Investment Adviser Inc. Filed herein.

(d)(54) Investment Advisory Agreement between the MFS Total Return Portfolio and Travelers Investment Adviser Inc. Filed herein.

(d)(55) Investment Advisory Agreement between the Pioneer Strategic Income Portfolio and Travelers Investment Adviser Inc. Filed herein.

(d)(56) Investment Advisory Agreement between the Salomon Brothers Strategic Total Return Bond Portfolio and Travelers Investment Adviser Inc. Filed herein.

(d)(57) Investment Advisory Agreement between the Strategic Equity Portfolio and Travelers Investment Adviser Inc. Filed herein.

(d)(58) Investment Advisory Agreement between the Van Kampen Enterprise Portfolio and Travelers Investment Adviser Inc. Filed herein.

(d)(59) Investment Advisory Agreement between the Travelers Managed Income Portfolio and Travelers Asset Management International Company, LLC. Filed herein.

(d)(60) Subadvisory Agreement between Travelers Investment Adviser Inc. and Massachusetts Financial Services Company as subadviser to the MFS Total Return Portfolio of the Registrant. Filed herein.

(d)(61) Subadvisory Agreement between Travelers Investment Adviser Inc. and AIM Capital Management as subadviser to the AIM Capital Appreciation Portfolio of the Registrant. Filed herein.

(d)(62) Subadvisory Agreement between Travelers Investment Adviser Inc. and Pioneer Investment Management as subadviser to the Pioneer Strategic Income Portfolio of the Registrant. Filed herein.

(d)(63) Subadvisory Agreement between Travelers Investment Adviser Inc. and Salomon Brothers Asset Management as subadviser to the Salomon Brothers Strategic Total Return Bond Portfolio of the Registrant. Filed herein.

(d)(64) Subadvisory Agreement between Travelers Investment Adviser Inc. and Fidelity Management & Research as subadviser to the Strategic Equity Portfolio of the Registrant. Filed herein.

(d)(65) Subadvisory Agreement between Travelers Investment Adviser Inc. and Van Kampen Asset Management as subadviser to the Van Kampen Enterprise Portfolio of the Registrant. Filed herein.

(d)(66) Investment Advisory Agreement between the Pioneer Mid Cap Value Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(66) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(67) Investment Advisory Agreement between the Style Focus Series: Small Cap Growth Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(67) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(68) Investment Advisory Agreement between the Style Focus Series: Small Cap Value Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(68) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(69) Amendment to the Investment Advisory Agreement between the Merrill Lynch Large Cap Core Portfolio of The Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(69) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(70) Amendment to the Investment Subadvisory Agreement between Travelers Asset Management International Company LLC and Merrill Lynch Investment Managers, L.P. as Subadviser to the Merrill Lynch Large Cap Core Portfolio. (Incorporated herein by reference to Exhibit (d)(70) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(71)  Investment Advisory Agreement between the Managed Allocation Series:
         Moderate Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(71) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(72)  Investment Advisory Agreement between the Managed Allocation Series:
         Moderate-Aggressive Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(72) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(73)  Investment Advisory Agreement between the Managed Allocation Series:
         Moderate-Conservative Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(73) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(74) Sub-Advisory Agreement between Travelers Asset Management International Company LLC. and Pioneer Investment Management as subadviser to the Pioneer Mid Cap Value Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(74) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(75) Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Janus Capital Management LLC as subadviser to the Style Focus Series:
         Small Cap Growth Portfolio of the Registrant. .(Incorporated herein by reference to Exhibit (d)(75) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(76) Sub-Advisory Agreement between Travelers Investment Adviser Inc. and TIMCO as subadviser to the Style Focus Series: Small Cap Growth Portfolio and Style Focus Series: Small Cap Value Portfolios of the Registrant. (Incorporated herein by reference to Exhibit (d)(76) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(77) Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Dreman Value Management as subadviser to the Style Focus Series: Small Cap Value Portfolio of the Registrant. (Incorporated herein by reference to Exhibit (d)(77) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(78) Sub-Advisory Agreement between Travelers Investment Adviser Inc. and Deutsche Investment Management Americas Inc. as subadviser to the Managed Allocation Series: Aggressive Portfolio, Moderate Portfolio, Conservative Portfolio, Moderate-Aggressive Portfolio and Moderate-Conservative Portfolio. (Incorporated herein by reference to Exhibit (d)(78) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(79)  Investment Advisory Agreement between the Managed Allocation Series:
         Aggressive Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(79) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(80)  Investment Advisory Agreement between the Managed Allocation Series:
         Conservative Portfolio and Travelers Asset Management International Company, LLC. (Incorporated herein by reference to Exhibit (d)(80) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(81) Subadvisory Agreement between Travelers Asset Management International Company LLC and Solomon Brothers Asset Management Inc. as subadviser to the Travelers Managed Income Portfolio of the Registrant. Filed herein.

(d)(82) Amendment to the Investment Advisory Agreement between the Equity Income Portfolio of the Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(82) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(83) Amendment to the Investment Advisory Agreement between the Large Cap Portfolio and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(83) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(84) Amendment to the Investment Advisory Agreement between MFS Value Portfolio of the Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(84) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(85) Amendment to the Investment Advisory Agreement between MFS Mid Cap Growth Portfolio of the Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(85) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(86) Amendment to the Investment Advisory Agreement between Mondrian International Stock Portfolio (formerly Lazard International Stock) of the Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(86) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(87) Amendment to the Investment Advisory Agreement between Pioneer Fund Portfolio of the Trust and Travelers Asset Management International Company LLC. (Incorporated herein by reference to Exhibit (d)(87) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(88) Amendment to Investment Subadvisory Agreement between Travelers Asset Management International LLC and Massachusetts Financial Services as subadviser to the MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit (d)(88) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(89) Amendment to Investment Subadvisory Agreement between Travelers Asset Management International LLC and Massachusetts Financial Services as subadviser to the MFS Value Portfolio. (Incorporated herein by reference to Exhibit (d)(89) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(90) Amendment to Investment Subadvisory Agreement between Travelers Asset Management International LLC and Pioneer Investment Management as subadviser to the Pioneer Fund Portfolio. (Incorporated herein by reference to Exhibit (d)(90) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(91) Investment Subadvisory Agreement between Travelers Asset Management International LLC and Mondrian Investment Partners Ltd. as subadviser to the Mondrian International Stock Portfolio. (Incorporated herein by reference to Exhibit (d)(91) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(d)(92) Amendment to Investment Subadvisory Agreement between Travelers Asset Management International LLC and Pioneer Investment Management as subadviser to the Pioneer Fund Portfolio. (Incorporated herein by reference to Exhibit (d)(92) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

 (g)(2) Master Custody Agreement with State Street Bank and Trust. Filed herein.


 (h)(1) Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)


 (h)(2) Form of Amended and Restated Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit h (2) to Post-Effective Amendment
         No. 35 to the Registration Statement on Form N-1A filed on April 30, 2004.)

 (h)(3) Administrative Services Agreement between the Registrant and Travelers Investment Adviser Inc. Filed herein.

 (h)(4) Administrative Services Agreement between the Registrant and Travelers Asset Management International Company, LLC. Filed herein.

 (h)(5) Sub-Administration Agreement between Travelers Investment Adviser Inc. and State Street Bank and Trust Company. Filed herein.

 (h)(6) Sub-Administration Agreement between Travelers Asset Management International Company, LLC and State Street Bank and Trust Company. Filed herein.

 (h)(7) Participation Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

 (h)(8) Transfer Agency and Services Agreement between Citi Fiduciary Trust Company (formerly Smith Barney Private Trust Company) and the Registrant. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed on February 28, 2001.)

 (h)(9) Sub-Transfer Agency and Services Agreement between Registrant and PFPC Global Fund Services. (Incorporated herein by reference to Exhibit h.3 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed February 28, 2001.)


(h)(10) Transfer Agency Services Agreement between Travelers Investment Adviser Inc. and PFPC, Inc. Filed herein.

(h)(11) Transfer Agency Services Agreement between Travelers Asset Management International Company, LLC and PFPC, Inc. Filed herein.


  (i) Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's Rule 24F-2 Notice filing on March 25, 1998).

 (j)(1)  Consent of Independent Registered Public Accounting Firm. Filed herein.


 (j)(3)  Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen
         A. McGah, Assistant Secretary as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

 (j)(4) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)

 (j)(5)  Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen
         A. McGah, Assistant Secretary as signatory for R. Jay Gerken, and Richard Peteka. (Incorporated herein by reference to Exhibit J(5) to Post-Effective Amendment No. 31 filed February 27, 2003.)

 (j)(6) Powers of Attorney authorizing Ernest J. Wright, Assistant Secretary or Kathleen A. McGah, Secretary as signatory for Robert E. McGill III, Lewis Mandell, Frances M Hawk, and R. Jay Gerken. (Incorporated herein by reference to Exhibits 16(a), 16(b), 16(c) and 16(d) to Form N-14 filed November 24, 2004.)

 (p)(1) Codes of Ethics for Smith Barney Fund Management LLC (f/k/a/ SSB Citi Fund Management LLC and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit p. to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File
         No. 33-75644 filed February 28, 2001.)

 (p)(2)  Code of Ethics for The Travelers Series Trust. Filed herein.


 (p)(3) Code of Ethics for Fidelity Management & Research Company as Subadviser. (Incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).


 (p)(4) Code of Ethics for Lazard Asset Management as Subadviser. (Incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 29 to the Registration Statement filed April 23, 2001.)


 (p)(5) Code of Ethics for Federated Investment Counseling. (Incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20,
         2005).

 (p)(6) Code of Ethics for Massachusetts Financial Services Company. (Incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

 (p)(7) Code of Ethics for Travelers Asset Management International Company LLC as Adviser. Filed herein as Exhibit (p)(2).

 (p)(8) Code of Ethics for Pioneer Investment Management, Inc. (Incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20,
         2005).


 (p)(9) Code of Ethics for Merrill Lynch Investment Managers, L.P. (Incorporated herein by reference to Exhibit (p)(9) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on September 17, 2003.


(p)(10) Code of Ethics for Travelers Investment Adviser Inc. Filed herein as Exhibit (p)(2).

(p)(11) Code of Ethics for AIM Capital Management. (Incorporated herein by reference to Exhibit (p)(11) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(p)(12) Code of Ethics for Van Kampen Asset Management. (Incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).

(p)(13)  Code of Ethics for Salomon Brothers Asset Management. Filed herein.


(p)(14) Code of Ethics for Dreman Value Management to be filed by subsequent amendment.

(p)(15) Code of Ethics for Deutsche Investment Management Americas Inc. to be filed by subsequent amendment.

(p)(16) Code of Ethics for Mondrian Investment Partners Ltd to be filed by subsequent amendment.


(p)(17) Code of Ethics for Travelers Investment Management Company. (Incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on May 20, 2005).


(p)(18) Code of Ethics for Janus Capital Management to be filed by subsequent amendment.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 24. INDEMNIFICATION

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Investment Advisory Services" included in Part B (Statement of Additional Information) of this Registration Statement.

Information as to the Officers and Directors of Travelers Asset Management International Company LLC (TAMIC) is included in its Form ADV filed with the SEC (Registration Number 801-17003) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Smith Barney Fund Management LLC is included in its Form ADV filed with the SEC (Registration Number 801-8314) and is incorporated herein by reference thereto.

Information as to the Officers and Directors of The Travelers Investment Management Company (TIMCO) is included in its Form ADV filed with the SEC (Registration Number 801-07212) and is incorporated herein by reference thereto.

Information as to the Directors and Officers of Massachusetts Financial Services Company is included in its Form ADV (File No. 801-17352) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Mondrian Investment Partners is included in its Form ADV (File No. 801-37702) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Federated Investment Counseling is included in its Form ADV (File No. 801-134611) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Fidelity Management & Research Company is included in its Form ADV (File No. 801-7884) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Pioneer Investment Management, Inc. is included in its Form ADV (File No. 801-8255) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Executive Officers and Directors of Merrill Lynch Investment Managers, L.P. is included in its Form ADV (File No. 801-11583) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Janus Capital Management is included in its Form ADV (File No. 801-13991) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Dreman Value Management LLC is included in its Form ADV (File No. 801-54255) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Deutsche Investment Management Americas Inc. is included in its Form ADV (File No. 801-252) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Travelers Investment Adviser Inc. is included in its Form ADV (File No. 801-52365) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of AIM Capital Management is included in its Form ADV (File No. 801-15211) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Van Kampen Asset Management is included in its Form ADV (File No. 801-01669) filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Officers and Directors of Salomon Brothers Asset Management is included in its Form ADV (File No. 801-32046) filed with the Commission, which is incorporated herein by reference thereto.

ITEM 26. PRINCIPAL UNDERWRITER

Not Applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

(1)      Smith Barney Fund Management LLC
         125 Board Street
         New York, NY 10004

(2)      State Street Bank & Trust Company
         225 Franklin Street
         Boston, MA 02110

(3)      PFPC Global Fund Services (formerly First Data Investor Services
         Group, Inc.)
         101 Federal Street
         Boston, MA 02110

(4)      Citicorp Trust Bank, fsb (formerly Travelers Bank & Trust)
         125 Broad Street
         New York, New York 10004

ITEM 28. MANAGEMENT SERVICES

Not Applicable.

ITEM 29. UNDERTAKINGS

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES
                                  __________

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and state of New York, on the 28th day of February, 2006.

                          THE TRAVELERS SERIES TRUST
                                 (Registrant)



By: /s/ ELIZABETH M. FORGET
    -----------------------------------
    Elizabeth M. Forget
    Chairman of the Board of Trustees,
    Chief Executive Officer and President



   Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February 2006.



/s/ ELIZABETH M. FORGET        Chairman of the Board,
----------------------------- Chief Executive Officer and President Elizabeth M. Forget

/s/ ROBERT E. MCGILL, III      Trustee
-----------------------------
Robert E. McGill, III

/s/ LEWIS MANDELL              Trustee
-----------------------------
Lewis Mandell

/s/ FRANCES M. HAWK            Trustee
-----------------------------
Frances M. Hawk

/s/ PETER H. DUFFY             Treasurer
-----------------------------
Peter H. Duffy

                                 EXHIBIT INDEX


EXHIBIT
NUMBER    DESCRIPTION
-------   -----------

  (a)(2)  Amendment to Agreement and Declaration of Trust.

  (d)(53) Investment Advisory Agreement between the AIM Capital Appreciation Portfolio and Travelers Investment Adviser Inc.

  (d)(54) Investment Advisory Agreement between the MFS Total Return Portfolio and Travelers Investment Adviser Inc.

  (d)(55) Investment Advisory Agreement between the Pioneer Strategic Income Portfolio and Travelers Investment Adviser Inc.

  (d)(56) Investment Advisory Agreement between the Salomon Brothers Strategic Total Return Bond Portfolio and Travelers
          Investment Adviser Inc.

  (d)(57) Investment Advisory Agreement between the Strategic Equity Portfolio and Travelers Investment Adviser Inc.

  (d)(58) Investment Advisory Agreement between the Van Kampen Enterprise Portfolio and Travelers Investment Adviser Inc.

  (d)(59) Investment Advisory Agreement between the Travelers Managed Income Portfolio and Travelers Asset Management
          International Company, LLC.

  (d)(60) Subadvisory Agreement between Travelers Investment Adviser Inc. and Massachusetts Financial Services Company as
          subadviser to the MFS Total Return Portfolio of the Registrant.

  (d)(61) Subadvisory Agreement between Travelers Investment Adviser Inc. and AIM Capital Management as subadviser to the
          AIM Capital Appreciation Portfolio of the Registrant.

  (d)(62) Subadvisory Agreement between Travelers Investment Adviser Inc. and Pioneer Investment Management as subadviser to the Pioneer Strategic Income Portfolio of the Registrant.

  (d)(63) Subadvisory Agreement between Travelers Investment Adviser Inc. and Salomon Brothers Asset Management as
          subadviser to the Salomon Brothers Strategic Total Return Bond Portfolio of the Registrant.

  (d)(64) Subadvisory Agreement between Travelers Investment Adviser Inc. and Fidelity Management & Research as subadviser to the Strategic Equity Portfolio of the Registrant.

  (d)(65) Subadvisory Agreement between Travelers Investment Adviser Inc. and Van Kampen Asset Management as subadviser to the Van Kampen Enterprise Portfolio of the Registrant.

  (d)(81) Subadvisory Agreement between Travelers Asset Management International Company LLC and Solomon Brothers Asset
          Management Inc. as subadviser to the Travelers Managed Income Portfolio of the Registrant.

  (g)(2)  Master Custody Agreement with State Street Bank and Trust.

  (h)(3)  Administrative Services Agreement between the Registrant and Travelers Investment Adviser Inc.

  (h)(4)  Administrative Services Agreement between the Registrant and Travelers Asset Management International Company,
          LLC.

  (h)(5)  Sub-Administration Agreement between Travelers Investment Adviser Inc. and State Street Bank and Trust Company.

  (h)(6)  Sub-Administration Agreement between Travelers Asset Management International Company, LLC and State Street Bank
          and Trust Company.

  (h)(10) Transfer Agency Services Agreement between Travelers Investment Adviser Inc. and PFPC, Inc.

  (h)(11) Transfer Agency Services Agreement between Travelers Asset Management International Company, LLC and PFPC, Inc.

  (j)(1)  Consent of Independent Registered Public Accounting Firm.

  (p)(2)  Code of Ethics for The Travelers Series Trust.

  (p)(13) Code of Ethics for Salomon Brothers Asset Management.